UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08690
MassMutual Premier Funds
(Exact name of registrant as specified in charter)
1295 State Street, Springfield, MA	01111
(Address of principal executive offices)	(Zip code)
Kevin M. McClintock 1295 State Street, Springfield, MA 01111
(Name and address of agent for service)
Registrant’s telephone number, including area code:	413-788-8411
Date of fiscal year end:	10/31/06
Date of reporting period:	1/31/06

Item 1. Schedule of Investments. —  insert schedule of investments.

MassMutual Premier Money Market Fund — Portfolio of Investments

January 31, 2006 (Unaudited)

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 100.3%
Commercial Paper — 81.3%
Alcoa, Inc. 4.410%	03/10/2006	$10,630,000	$10,581,820
American General Finance Corp. 4.170%	03/29/2006	10,100,000	10,034,485
American Honda Finance Corp. 4.360%	02/22/2006	7,925,000	7,904,844
American Honda Finance Corp. 4.460%	03/09/2006	3,500,000	3,484,390
Anheuser-Busch Cos., Inc.(a) 4.320%	03/23/2006	9,300,000	9,244,200
Becton Dickinson & Co. 4.450%	03/13/2006	11,280,000	11,224,227
Beethoven Funding Corp.(a) 4.350%	02/08/2006	8,721,000	8,713,624
Caterpillar Financial Services Corp. 4.270%	02/21/2006	6,000,000	5,985,767
DaimlerChrysler AG 4.380%	02/13/2006	8,671,000	8,658,340
DaimlerChrysler AG 4.480%	03/17/2006	2,850,000	2,834,395
Dover Corp.(a) 4.490%	02/28/2006	9,000,000	8,969,693
Falcon Asset Security(a) 4.510%	03/06/2006	5,979,000	5,954,282
FCAR Owner Trust 4.360%	03/28/2006	6,100,000	6,059,367
FCAR Owner Trust 4.370%	03/07/2006	5,000,000	4,979,364
Gannett Co., Inc.(a) 4.250%	02/10/2006	11,100,000	11,088,206
General Electric Capital Corp. 4.240%	02/08/2006	3,850,000	3,846,826
General Electric Capital Corp. 4.450%	02/14/2006	7,585,000	7,572,811
Goldman Sachs Group 4.450%	02/07/2006	11,280,000	11,271,634
Govco, Inc.(a) 4.390%	03/03/2006	11,700,000	11,657,198
Harley-Davidson, Inc.(a) 4.270%	02/15/2006	3,200,000	3,194,686
Kimberly-Clark Worldwide(a) 4.420%	03/31/2006	10,723,000	10,646,640

1

Kittyhawk Funding Corp.(a) 3.950%	03/20/2006	$8,540,000	$8,495,960
Kittyhawk Funding Corp.(a) 4.400%	03/20/2006	2,750,000	2,734,203
L’Oreal USA, Inc.(a) 4.340%	02/13/2006	7,325,000	7,314,403
L’Oreal USA, Inc.(a) 4.390%	02/15/2006	4,250,000	4,242,744
McCormick & Co., Inc.(a) 4.480%	05/23/2006	11,375,000	11,217,873
Medtronic, Inc.(a) 4.430%	02/27/2006	4,805,000	4,789,627
Minnesota Mining & Manufacturing Co. 4.150%	02/03/2006	11,150,000	11,147,429
National Rural Utility Corp. 4.420%	02/21/2006	5,000,000	4,987,722
National Rural Utility Corp. 4.420%	02/22/2006	3,555,000	3,545,834
National Rural Utility Corp. 4.460%	03/07/2006	380,000	378,399
Nestle Capital Corp.(a) 4.250%	02/23/2006	8,500,000	8,477,924
Nestle Capital Corp.(a) 4.260%	02/03/2006	2,547,000	2,546,397
New Center Asset Trust 4.340%	02/28/2006	11,650,000	11,612,079
Paccar Financial Corp. 3.590%	02/23/2006	1,360,000	1,357,016
Paccar Financial Corp. 4.300%	03/02/2006	5,600,000	5,580,602
Paccar Financial Corp. 4.450%	04/12/2006	4,550,000	4,510,630
Parker-Hannifin Corp.(a) 4.430%	02/23/2006	1,110,000	1,106,995
Parker-Hannifin Corp.(a) 4.470%	02/27/2006	9,541,000	9,510,198
Proctor & Gamble Co.(a) 4.410%	02/06/2006	11,250,000	11,243,109
Sheffield Receivables(a) 4.370%	04/21/2006	10,950,000	10,844,993
South Carolina Electric & Gas Co. 4.350%	02/02/2006	11,200,000	11,198,647
The Coca-Cola Co. 4.230%	02/24/2006	11,300,000	11,269,462
The Southern Co.(a) 4.310%	02/07/2006	535,000	534,616
Toyota Motor Credit Corp. 4.410%	02/17/2006	11,300,000	11,277,852
UnitedHealth Group, Inc.(a) 4.280%	02/01/2006	8,525,000	8,525,000

2

Wal-Mart Stores, Inc.(a) 4.360%	03/21/2006	$11,300,000	$11,234,309
Wells Fargo & Co. 4.350%	02/16/2006	9,725,000	9,707,373
Windmill Funding Corp.(a) 4.480%	04/10/2006	11,250,000	11,154,800
WM Wrigley J. Co.(a) 4.330%	03/27/2006	11,300,000	11,226,607
			375,679,602
Discount Notes — 4.9%
Federal Farm Credit Bank 4.040%	02/08/2006	5,521,000	5,516,663
Federal Farm Credit Bank 4.120%	03/07/2006	6,238,000	6,213,727
Federal Home Loan Bank 4.220%	03/01/2006	11,000,000	10,963,895
			22,694,285
U.S. Treasury Bills — 14.1%
U.S. Treasury Bill 3.691%	02/09/2006	7,025,000	7,019,239
U.S. Treasury Bill 3.778%	02/23/2006	2,300,000	2,294,690
U.S. Treasury Bill 3.814%	03/02/2006	6,280,000	6,260,705
U.S. Treasury Bill 3.972%	02/16/2006	2,125,000	2,121,483
U.S. Treasury Bill 4.016%	04/20/2006	14,800,000	14,671,220
U.S. Treasury Bill 4.160%	06/08/2006	6,860,000	6,759,326
U.S. Treasury Bill 4.180%	04/13/2006	14,925,000	14,801,960
U.S. Treasury Bill 4.184%	03/30/2006	11,300,000	11,225,141
			65,153,764
TOTAL SHORT-TERM INVESTMENTS (At Amortized Cost)			463,527,651
TOTAL INVESTMENTS — 100.3%(b) (At Amortized Cost)			$463,527,651
Other Assets/(Liabilities) — (0.3%)			(1,582,934)
NET ASSETS — 100.0%			$461,944,717

3

Notes to Portfolio of Investments

(a)

Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2006, these securities amounted to a value of $194,668,287 or 42.1% of net assets.

(b)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

4

MassMutual Premier Short-Duration Bond Fund — Portfolio of Investments

January 31, 2006 (Unaudited)

		Principal
		Amount	Market Value
BONDS & NOTES — 52.5%
ASSET BACKED SECURITIES — 1.8%
Financial Services — 1.8%
Chase Mortgage Finance Co., Series 2003-S11, Class 1A-1 5.000%	10/25/2033	$2,581,913	$2,472,647
Massachusetts RRB Special Purpose Trust Series 1999-1, Class A4 6.910%	09/15/2009	2,006,194	2,038,042
New Century Home Equity Loan Trust, Series 1997-NC5, Class A6 6.700%	10/25/2028	33,062	33,031
Oak Hill Credit Partners, Series 1A, Class A2 4.530%	09/12/2013	2,400,000	2,400,000
Travelers Funding Limited, Series 1A, Class A1(a) 6.300%	02/18/2014	2,793,019	2,818,715
TOTAL ASSET BACKED SECURITIES (Cost $9,834,358)			9,762,435
CORPORATE DEBT — 30.0%
Apparel, Textiles & Shoes — 0.5%
Jones Apparel Group, Inc. 7.875%	06/15/2006	1,000,000	1,006,693
Kellwood Co. 7.625%	10/15/2017	125,000	112,040
Kellwood Co. 7.875%	07/15/2009	300,000	296,677
Mohawk Industries, Inc., Series C 6.500%	04/15/2007	1,000,000	1,012,808
			2,428,218
Automotive & Parts — 1.1%
DaimlerChrysler North America Holding Corp. 4.050%	06/04/2008	1,700,000	1,652,577
DaimlerChrysler North America Holding Corp. 4.125%	03/07/2007	2,375,000	2,345,320
General Motors Corp.(b) 7.125%	07/15/2013	1,475,000	1,143,125
Navistar International Corp.(b) 7.500%	06/15/2011	585,000	579,150
			5,720,172

1

Banking, Savings & Loans — 1.3%
Ametek, Inc. 7.200%	07/15/2008	$1,715,000	$1,780,076
Bank of America Corp. 3.250%	08/15/2008	500,000	479,784
CIT Group, Inc. 3.650%	11/23/2007	1,600,000	1,562,318
JP Morgan Chase & Co. 3.125%	12/11/2006	1,250,000	1,231,516
SLM Corp.(b) 5.000%	10/01/2013	1,100,000	1,072,615
Wells Fargo & Co. 4.125%	03/10/2008	760,000	747,661
			6,873,970
Beverages — 0.4%
Anheuser-Busch Cos., Inc. 5.050%	10/15/2016	435,000	429,312
Constellation Brands, Inc. 8.000%	02/15/2008	300,000	313,500
Diageo Finance BV 3.000%	12/15/2006	1,000,000	983,259
Miller Brewing Co.(a) 4.250%	08/15/2008	475,000	465,026
			2,191,097
Broadcasting, Publishing & Printing — 3.0%
American Greetings Corp.(b) 6.100%	08/01/2028	1,900,000	1,934,010
Belo Corp. 8.000%	11/01/2008	600,000	632,813
Clear Channel Communications, Inc. 4.250%	05/15/2009	885,000	850,219
Comcast Corp. 5.500%	03/15/2011	625,000	625,951
Cox Communications, Inc. 4.625%	01/15/2010	2,865,000	2,766,805
Cox Enterprises, Inc.(a) 4.375%	05/01/2008	1,390,000	1,355,727
Dow Jones & Co., Inc. 3.875%	02/15/2008	1,300,000	1,272,545
Pearson, Inc.(a) 7.375%	09/15/2006	250,000	253,219
Rogers Cable, Inc. 5.500%	03/15/2014	535,000	502,900
Shaw Communications, Inc. 8.250%	04/11/2010	1,110,000	1,187,700
TCI Communications, Inc. 6.875%	02/15/2006	2,750,000	2,751,361

2

Time Warner, Inc. 6.150%	05/01/2007	$680,000	$687,555
USA Interactive 7.000%	01/15/2013	1,100,000	1,140,954
			15,961,759
Building Materials & Construction — 0.2%
Chemed Corp. 8.750%	02/24/2011	765,000	813,769
Chemicals — 0.5%
Chevron Phillips Chemical Co. LLC 5.375%	06/15/2007	1,050,000	1,050,619
Cytec Industries, Inc. 5.500%	10/01/2010	600,000	586,718
Lubrizol Corp. 4.625%	10/01/2009	720,000	704,514
Lubrizol Corp. 5.875%	12/01/2008	450,000	457,186
			2,799,037
Commercial Services — 0.3%
Allied Waste North America, Inc. 8.875%	04/01/2008	265,000	279,244
Allied Waste North America, Inc., Series B 5.750%	02/15/2011	365,000	347,662
Donnelley (R.R.) & Sons Co. 4.950%	05/15/2010	650,000	632,607
Equifax, Inc. 4.950%	11/01/2007	500,000	498,517
			1,758,030
Computer Programming Services — 0.1%
Electronic Data Systems Corp., Series B 6.500%	08/01/2013	475,000	486,291
Computer Related Services — 0.1%
GTECH Holdings Corp. 4.500%	12/01/2009	350,000	338,353
Cosmetics & Personal Care — 0.7%
Procter & Gamble Co. 3.500%	12/15/2008	4,000,000	3,850,616
Data Processing & Preparation — 0.1%
Certegy, Inc. 4.750%	09/15/2008	300,000	299,335
Electric Utilities — 4.1%
Allegheny Energy Supply Co. LLC(a) 8.250%	04/15/2012	475,000	527,250
Appalachian Power Co., Series G 3.600%	05/15/2008	640,000	618,476

3

Carolina Power & Light Co. 5.125%	09/15/2013	$780,000	$771,538
Centerpoint Energy, Inc. Series B 5.875%	06/01/2008	1,135,000	1,148,845
Dominion Resources, Inc. 5.150%	07/15/2015	620,000	596,248
DPL, Inc. 8.250%	03/01/2007	529,000	544,870
Elwood Energy LLC 8.159%	07/05/2026	416,125	451,833
Entergy Gulf States, Inc. 5.250%	08/01/2015	1,925,000	1,807,816
FirstEnergy Corp., Series A 5.500%	11/15/2006	1,060,000	1,062,900
Homer City Funding LLC 8.734%	10/01/2026	267,111	309,849
Ipalco Enterprises, Inc. 8.375%	11/14/2008	1,395,000	1,468,237
Kansas Gas & Electric Co. 5.647%	03/29/2021	525,000	516,484
MidAmerican Energy Holdings Co. 3.500%	05/15/2008	1,270,000	1,222,477
MidAmerican Funding LLC 6.750%	03/01/2011	1,000,000	1,066,990
Monongahela Power Co. 6.700%	06/15/2014	500,000	541,538
Nevada Power Co., Series L 5.875%	01/15/2015	650,000	646,229
Northwestern Corp. 5.875%	11/01/2014	790,000	784,382
Pacific Gas & Electric Co. 4.800%	03/01/2014	950,000	917,924
PSEG Energy Holdings LLC 8.625%	02/15/2008	450,000	473,625
Tampa Electric Co. 5.375%	08/15/2007	980,000	982,361
Tenaska Oklahoma(a) 6.528%	12/30/2014	470,372	461,435
TransAlta Corp. 5.750%	12/15/2013	1,250,000	1,261,781
Tri-State Generation & Transmission Association, Series 2003, Class A(a) 6.040%	01/31/2018	700,000	713,853
TXU Corp., Series P 5.550%	11/15/2014	920,000	863,919
Virginia Electric and Power Co. 5.375%	02/01/2007	1,085,000	1,087,563
Wisconsin Electric Power 3.500%	12/01/2007	960,000	933,826
			21,782,249

4

Electrical Equipment & Electronics — 0.1%
Hughes Supply, Inc. 5.500%	10/15/2014	$260,000	$263,384
Thomas & Betts Corp., Series B MTN 6.390%	02/10/2009	325,000	333,299
			596,683
Energy — 1.8%
Australian Gas Light Co. Ltd.(a) 6.400%	04/15/2008	930,000	950,715
Consolidated Natural Gas Co., Series C 6.250%	11/01/2011	1,190,000	1,249,201
Enbridge Energy Partners, LP 4.000%	01/15/2009	900,000	867,604
Enterprise Products Operating LP 7.500%	02/01/2011	810,000	878,074
Enterprise Products Operating LP, Series B 4.000%	10/15/2007	345,000	337,725
Gulf South Pipeline Co., LP(a) 5.050%	02/01/2015	275,000	267,640
Kinder Morgan Energy Partners LP 5.350%	08/15/2007	1,000,000	1,000,466
Kiowa Power Partners LLC(a) 4.811%	12/30/2013	464,563	447,931
OAO Gazprom(a) 9.625%	03/01/2013	455,000	546,000
Plains All American Pipeline Co. 5.625%	12/15/2013	685,000	687,754
The Premcor Refining Group, Inc. 6.750%	05/01/2014	320,000	334,525
Valero Energy Corp. 3.500%	04/01/2009	500,000	476,056
Williams Gas Pipelines Central, Inc.(a) 7.375%	11/15/2006	500,000	508,154
XTO Energy, Inc. 4.900%	02/01/2014	1,000,000	971,035
			9,522,880
Entertainment & Leisure — 0.7%
Harrah’s Operating Co., Inc. 5.500%	07/01/2010	485,000	484,786
Liberty Media Corp.(b) 3.500%	09/25/2006	2,045,000	2,021,981
Park Place Entertainment Corp. 8.500%	11/15/2006	600,000	613,955
The Walt Disney Co. 6.750%	03/30/2006	800,000	802,530
			3,923,252

5

Financial Services — 5.9%
American General Finance Corp. 5.875%	07/14/2006	$1,000,000	$1,004,749
American Honda Finance Corp.(a) 3.850%	11/06/2008	900,000	872,882
Archstone-Smith Operating Trust REIT 5.000%	08/15/2007	1,350,000	1,350,776
Bombardier Capital, Inc.(a) 6.125%	06/29/2006	295,000	295,295
Bombardier Capital, Inc.(a) (b) 6.750%	05/01/2012	330,000	307,725
Camden Property Trust 7.000%	11/15/2006	1,000,000	1,013,817
Caterpillar Financial Services Corp., Series F 3.625%	11/15/2007	1,500,000	1,465,671
Countrywide Home Loans, Inc. 3.250%	05/21/2008	1,310,000	1,255,938
Emerald Investment Grade CBO Ltd.(a) 5.100%	05/24/2011	1,408,825	1,409,265
ERAC USA Finance Co.(a) 7.950%	12/15/2009	1,155,000	1,261,007
Ford Motor Credit Co. 5.800%	01/12/2009	1,675,000	1,519,741
Foster’s Finance Corp.(a) 6.875%	06/15/2011	1,000,000	1,069,055
FPL Group Capital, Inc. 6.125%	05/15/2007	1,000,000	1,012,509
Franklin Resources, Inc. 3.700%	04/15/2008	1,025,000	996,584
Glencore Funding LLC(a) 6.000%	04/15/2014	665,000	630,926
The Goldman Sachs Group, Inc. 3.875%	01/15/2009	400,000	387,128
The Goldman Sachs Group, Inc. 5.150%	01/15/2014	250,000	245,775
Household Finance Corp. 4.125%	12/15/2008	1,250,000	1,217,934
Household Finance Corp. 6.375%	10/15/2011	175,000	184,285
iStar Financial, Inc. REIT 7.000%	03/15/2008	660,000	680,460
iStar Financial, Inc. REIT, Series B 4.875%	01/15/2009	200,000	196,986
iStar Financial, Inc. REIT, Series B 5.700%	03/01/2014	385,000	381,930
Jefferies Group, Inc. 7.500%	08/15/2007	250,000	258,283
National Rural Utilities Cooperative Finance Corp. 7.250%	03/01/2012	1,540,000	1,701,868

6

Nisource Finance Corp. 3.200%	11/01/2006	$750,000	$739,681
Pacific Energy Partners LP/Pacific Energy Finance Corp. 7.125%	06/15/2014	550,000	572,000
Senior Housing Properties Trust REIT 8.625%	01/15/2012	175,000	192,062
Simon Property Group LP 6.875%	11/15/2006	930,000	943,836
Sony Capital Corp.(a) 4.950%	11/01/2006	650,000	646,719
Textron Financial Corp., Series E 2.690%	10/03/2006	3,500,000	3,450,829
United Dominion Realty Trust, Inc. REIT Series MTN 4.300%	07/01/2007	1,750,000	1,721,692
Verizon Global Funding Corp. Series A MTN 7.600%	03/15/2007	1,250,000	1,279,716
Weingarten Realty Investors REIT, Series A 7.500%	12/19/2010	1,075,000	1,193,129
			31,460,253
Food Retailers — 0.2%
SuperValu, Inc. 7.875%	08/01/2009	1,000,000	1,056,093
Foods — 1.0%
General Mills, Inc. 2.625%	10/24/2006	4,300,000	4,216,606
Smithfield Foods, Inc. 7.000%	08/01/2011	1,125,000	1,141,875
			5,358,481
Forest Products & Paper — 0.8%
International Paper Co. 3.800%	04/01/2008	2,880,000	2,788,350
Packaging Corp. of America 5.750%	08/01/2013	435,000	428,768
Rock-Tenn Co. 8.200%	08/15/2011	1,000,000	997,500
			4,214,618
Healthcare — 0.3%
HCA, Inc. 6.950%	05/01/2012	525,000	540,172
WellPoint Health Networks, Inc. 6.375%	06/15/2006	1,025,000	1,030,264
			1,570,436
Heavy Machinery — 1.3%
Briggs & Stratton Corp. 7.250%	09/15/2007	250,000	259,000
Briggs & Stratton Corp. 8.875%	03/15/2011	855,000	956,291

7

Idex Corp. 6.875%	02/15/2008	$675,000	$689,627
Kennametal, Inc. 7.200%	06/15/2012	935,000	1,010,933
Pentair, Inc. 7.850%	10/15/2009	950,000	1,028,205
Timken Co. 5.750%	02/15/2010	1,020,000	1,019,611
Timken Co., Series A 6.750%	08/21/2006	650,000	651,795
Toro Co. 7.125%	06/15/2007	1,050,000	1,057,323
			6,672,785
Home Construction, Furnishings & Appliances — 0.6%
D.R. Horton, Inc. 4.875%	01/15/2010	170,000	165,131
Maytag Corp. 8.630%	11/15/2007	775,000	775,000
Newell Rubbermaid, Inc. 4.000%	05/01/2010	495,000	467,018
Steelcase, Inc. 6.375%	11/15/2006	1,605,000	1,604,509
			3,011,658
Industrial - Diversified — 0.9%
American Standard, Inc. 7.375%	02/01/2008	350,000	363,373
American Standard, Inc. 7.625%	02/15/2010	900,000	962,954
Blyth, Inc. 7.900%	10/01/2009	610,000	593,225
Carlisle Companies, Inc. 7.250%	01/15/2007	1,000,000	1,013,361
Leucadia National Corp. 7.000%	08/15/2013	1,035,000	1,029,825
Tyco International Group SA 6.000%	11/15/2013	950,000	980,261
			4,942,999
Insurance — 0.1%
Humana, Inc. 7.250%	08/01/2006	500,000	503,942
Lodging — 0.4%
Hilton Hotels Corp. 7.200%	12/15/2009	85,000	89,360
Hilton Hotels Corp. 7.625%	05/15/2008	525,000	548,291
MGM Mirage 6.000%	10/01/2009	400,000	398,000

8

MGM Mirage 6.750%	09/01/2012	$340,000	$345,950
Starwood Hotels & Resorts Worldwide, Inc. 7.875%	05/01/2012	690,000	755,550
			2,137,151
Real Estate — 0.3%
EOP Operating LP 6.750%	02/15/2008	925,000	952,250
First Industrial LP 7.600%	05/15/2007	880,000	901,683
			1,853,933
Restaurants — 0.4%
Aramark Services, Inc. 7.100%	12/01/2006	190,000	192,561
Tricon Global Restaurants, Inc. 8.875%	04/15/2011	1,740,000	1,987,198
			2,179,759
Retail — 0.4%
Fred Meyer, Inc. 7.450%	03/01/2008	1,475,000	1,534,224
J.C. Penney Co., Inc. 7.950%	04/01/2017	200,000	230,508
The May Department Stores Co. 3.950%	07/15/2007	470,000	461,467
			2,226,199
Telephone Utilities — 0.6%
British Telecom PLC 8.375%	12/15/2010	1,125,000	1,274,978
Rogers Wireless Communications, Inc. 6.375%	03/01/2014	450,000	452,250
Rogers Wireless Communications, Inc. 7.616%	12/15/2010	285,000	293,906
SBC Communications, Inc. 6.125%	02/15/2008	650,000	658,595
Verizon New England, Inc. 6.500%	09/15/2011	500,000	513,789
			3,193,518
Transportation — 1.8%
Burlington Northern Santa Fe Corp. 7.875%	04/15/2007	1,750,000	1,807,600
Burlington Northern Santa Fe Corp., Series H 9.250%	10/01/2006	1,075,000	1,104,019
CNF, Inc. 8.875%	05/01/2010	930,000	1,033,881
CSX Corp. 6.250%	10/15/2008	1,900,000	1,953,941

9

Hornbeck Offshore Services, Inc., Series B 6.125%	12/01/2014	$395,000	$395,000
Norfolk Southern Corp. 6.000%	04/30/2008	625,000	635,276
Norfolk Southern Corp. 7.350%	05/15/2007	1,350,000	1,389,559
Union Pacific Corp. 6.400%	02/01/2006	1,000,000	1,000,000
			9,319,276
TOTAL CORPORATE DEBT (Cost $162,243,009)			159,046,812
NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 5.6%
Collateralized Mortgage Obligations — 5.6%
Financial Services — 5.6%
ABN AMRO Mortgage Corp., Series 2003-12, Class 1A 5.000%	12/25/2033	1,824,400	1,747,045
AES Eastern Energy LP, Series 1999-1, Class A 9.000%	01/02/2017	574,408	647,645
Asset Securitization Corp., Series 1995-MD4, Class A1 7.100%	08/13/2029	67,496	68,611
Bank of America Mortgage Securities, Series 2004-G, Class 2A7 4.570%	08/25/2034	735,061	720,664
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-5, Class IIA 4.015%	07/25/2034	2,406,564	2,335,324
Countrywide Home Loans, Inc., Series 2003-42, Class 1A1 3.630%	09/25/2033	538,266	533,659
Countrywide Home Loans, Inc., Series 2004-2, Class 1A1 4.160%	02/25/2034	501,297	496,387
CS First Boston Mortgage Securities Corp., Series 2003-7, Class 1A24 4.500%	02/25/2033	329,868	328,634
CS First Boston Mortgage Securities Corp., Series 2004-C1, Class A1 2.254%	01/15/2037	850,210	825,882
First Nationwide Trust, Series 2001-5, Class A1 6.750%	10/21/2031	301,434	302,999
GE Capital Commercial Mortgage Corp., Series 2002-1A, Class A1 5.033%	12/10/2035	649,229	648,608
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1 4.600%	08/25/2034	990,784	989,368
IndyMac Bancorp, Inc. Mortgage Loan Trust, Series 2004-AR4, Class 1A 4.610%	08/25/2034	1,587,763	1,576,522

10

Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class IA 4.550%	07/25/2033	$422,911	$421,368
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IA 4.133%	02/25/2034	261,442	260,256
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IIA2 4.601%	02/25/2034	1,589,431	1,564,936
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A 5.261%	02/25/2034	91,621	92,283
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A 4.990%	03/25/2034	889,816	890,544
Structured Asset Securities Corp., Series 2002-11A, Class 2A1 5.600%	06/25/2032	340,385	340,744
Structured Asset Securities Corp., Series 2003-30, Class 1A1 5.500%	10/25/2033	1,862,532	1,819,811
Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2004-RA1, Class 2A 7.000%	03/25/2034	1,065,910	1,075,933
Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2004-RA4, Class 2A 6.500%	08/25/2034	476,527	483,806
Washington Mutual, Inc., Series 2004-AR14, Class A1 4.270%	01/25/2035	2,625,578	2,560,609
Washington Mutual, Inc., Series 2004-AR2, Class A 4.878%	04/25/2044	1,642,533	1,650,508
Wells Fargo Mortgage Backed Securities Trust, Series 2004-P, Class 2A1 4.226%	09/25/2034	2,012,855	1,966,563
Wells Fargo Mortgage Backed Securities Trust, Series 2004-Z, Class 2A1 4.578%	12/25/2034	2,523,248	2,476,299
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR10, Class 2A2 4.110%	06/25/2035	2,641,313	2,591,977
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $29,922,825)			29,416,985
SOVEREIGN DEBT OBLIGATIONS — 0.1%
Province of Ontario 4.750%	01/19/2016	450,000	443,015
TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $447,178)			443,015

11

U.S. GOVERNMENT AGENCY OBLIGATIONS — 10.1%
Federal Home Loan Mortgage Corporation (FHLMC) — 0.1%
Pass-Through Securities — 0.1%
FHLMC 7.500%	06/01/2015	$57,116	$59,167
FHLMC TBA(c) 5.500%	02/01/2021	580,000	582,991
Total Pass-Through Securities			642,158
Federal National Mortgage Association (FNMA) — 10.0%
Pass-Through Securities — 10.0%
FNMA 4.500%	07/01/2020 - 08/01/2020	4,432,427	4,301,359
FNMA 5.500%	02/01/2018 - 08/01/2035	22,968,366	22,952,322
FNMA 6.420%	11/01/2008	148,898	153,487
FNMA 9.000%	10/01/2009	45,750	47,365
FNMA TBA(c) 5.500%	02/01/2036	25,539,000	25,255,675
Total Pass-Through Securities			52,710,208
Government National Mortgage Association (GNMA) — 0.0%
Pass-Through Securities — 0.0%
GNMA 7.500%	08/15/2029	102,697	108,846
GNMA 8.000%	09/15/2007 - 10/15/2007	43,129	43,797
Total Pass-Through Securities			152,643
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $53,998,960)			53,505,009
U.S. TREASURY OBLIGATIONS — 4.9%
U.S. Treasury Notes — 4.9%
U.S. Treasury Note(b) 3.375%	11/15/2008	3,165,000	3,072,770
U.S. Treasury Note 3.875%	05/15/2010	595,000	580,404
U.S. Treasury Note(b) 4.000%	02/15/2015	950,000	912,000

12

U.S. Treasury Note 4.375%	05/15/2007	$885,000	$882,857
U.S. Treasury Note(b) (d) 5.000%	08/15/2011	9,225,000	9,449,859
U.S. Treasury Note 6.500%	10/15/2006	10,825,000	10,962,850
TOTAL U.S. TREASURY OBLIGATIONS (Cost $26,220,817)			25,860,740
TOTAL BONDS & NOTES (Cost $282,667,147)			278,034,996
SHORT-TERM INVESTMENTS — 55.9%
Cash Equivalents — 3.6%(f)
Abbey National PLC Eurodollar Time Deposit 4.310%	02/02/2006	520,795	520,795
American Beacon Money Market Fund(e)		184,961	184,961
ANZ Banking Group Ltd. Commercial Paper 4.453%	03/14/2006	433,996	433,996
Banco Santander Central Hispano SA Commercial Paper 4.430%	03/06/2006	347,198	347,198
BancoBilbao Vizcaya Argentaria SA Eurodollar Time Deposit 4.520%	03/27/2006	694,395	694,395
Bank of America 4.490%	03/20/2006	455,697	455,697
Bank of America 4.520%	03/17/2006	333,940	333,940
Bank of Montreal Eurodollar Time Deposit 4.420%	02/17/2006	433,997	433,997
Bank of Montreal Eurodollar Time Deposit 4.430%	02/21/2006	216,998	216,998
Bank of Nova Scotia Eurodollar Time Deposit 4.500%	03/27/2006	433,997	433,997
Barclays Eurodollar Time Deposit 4.410%	02/27/2006	216,998	216,998
Barclays Eurodollar Time Deposit 4.470%	03/17/2006	347,198	347,198
Barclays Eurodollar Time Deposit 4.500%	03/24/2006	216,998	216,998
Barclays Eurodollar Time Deposit 4.535%	03/28/2006	260,398	260,398
BGI Institutional Money Market Fund(e)		1,129,866	1,129,866
Branch Banker & Trust Eurodollar Time Deposit 4.325%	02/03/2006	433,997	433,997
Calyon Eurodollar Time Deposit 4.335%	02/06/2006	433,997	433,997
Calyon Eurodollar Time Deposit 4.455%	03/02/2006	433,997	433,997

13

Calyon Eurodollar Time Deposit 4.500%	03/24/2006	$433,997	$433,997
Canadian Imperial Bank of Commerce Eurodollar Time Deposit 4.300%	02/01/2006	650,995	650,995
Deutsche Bank Eurodollar Time Deposit 4.450%	03/13/2006	433,997	433,997
Deutsche Bank Eurodollar Time Deposit 4.490%	03/23/2006	173,599	173,599
Federal Home Loan Bank 4.365%	02/22/2006	180,810	180,810
Fortis Bank Eurodollar Time Deposit 4.420%	02/07/2006	433,997	433,997
Fortis Bank Eurodollar Time Deposit 4.470%	02/15/2006	173,599	173,599
Fortis Bank Eurodollar Time Deposit 4.500%	02/27/2006	260,398	260,398
Freddie Mac 4.426%	02/28/2006	224,137	224,137
Goldman Sachs Financial Square Prime Obligations Money Market Fund(e)		303,798	303,798
Merrimac Cash Fund, Premium Class(e)		69,440	69,440
Rabobank Nederland Eurodollar Time Deposit 4.510%	03/01/2006	781,194	781,194
Rabobank Nederland Eurodollar Time Deposit 4.520%	03/28/2006	347,198	347,198
Royal Bank of Canada Eurodollar Time Deposit 4.480%	03/21/2006	867,994	867,994
Skandinaviska Enskilda Banken AB Eurodollar Time Deposit 4.420%	02/17/2006	650,995	650,995
Societe Generale Eurodollar Time Deposit 4.460%	03/01/2006	650,995	650,995
Svenska Handlesbanken Eurodollar Time Deposit 4.470%	02/01/2006	1,378,910	1,378,910
The Bank of the West Eurodollar Time Deposit 4.500%	03/20/2006	607,596	607,596
Toronto Dominion Bank Eurodollar Time Deposit 4.440%	02/14/2006	867,994	867,994
UBS AG Eurodollar Time Deposit 4.430%	03/10/2006	433,997	433,997
Wachovia Bank NA Eurodollar Time Deposit 4.390%	02/01/2006	433,997	433,997
Wells Fargo Eurodollar Time Deposit 4.300%	02/03/2006	867,994	867,994
Wells Fargo Eurodollar Time Deposit 4.430%	02/28/2006	173,599	173,599
Wells Fargo Eurodollar Time Deposit 4.500%	02/07/2006	321,158	321,158
			19,251,811

14

Commercial Paper — 50.1%
Alcoa, Inc. 4.380%	02/27/2006	$7,342,000	$7,318,775
Alcoa, Inc. 4.480%	03/20/2006	3,000,000	2,982,454
Amsterdam Funding Corp.(a) 4.430%	03/13/2006	7,745,000	7,706,877
Beethoven Funding Corp.(a) 4.330%	02/01/2006	4,000,000	4,000,000
Block Financial Corp.(a) 4.470%	02/24/2006	8,175,000	8,151,654
CIT Group, Inc. 3.780%	02/16/2006	5,080,000	5,071,999
CIT Group, Inc. 3.820%	02/15/2006	876,000	874,698
CIT Group, Inc. 3.920%	02/16/2006	1,483,000	1,480,577
The Clorox Co.(a) 4.400%	02/07/2006	2,000,000	1,998,533
The Clorox Co.(a) 4.400%	02/27/2006	2,000,000	1,993,644
The Clorox Co.(a) 4.410%	02/10/2006	1,000,000	998,897
The Clorox Co.(a) 4.440%	02/28/2006	3,500,000	3,488,345
The Clorox Co.(a) 4.520%	03/02/2006	3,000,000	2,989,077
DaimlerChrysler North America Holding Corp. 4.500%	02/13/2006	3,000,000	2,995,500
DaimlerChrysler North America Holding Corp. 4.520%	03/30/2006	9,870,000	9,799,364
Dow Jones & Co., Inc.(a) 4.420%	02/17/2006	5,000,000	4,990,178
Dow Jones & Co., Inc.(a) 4.530%	02/24/2006	2,850,000	2,841,752
Eaton Corp.(a) 4.340%	03/06/2006	3,500,000	3,486,076
FCAR Owner Trust I 4.380%	03/14/2006	7,103,000	7,067,568
Fortune Brands, Inc.(a) 4.440%	02/13/2006	1,000,000	998,520
Fortune Brands, Inc.(a) 4.530%	02/22/2006	2,468,000	2,461,478
Fortune Brands, Inc.(a) 4.550%	03/01/2006	6,000,000	5,978,767
General Electric Capital Corp. 4.220%	04/17/2006	1,609,000	1,594,252
General Mills, Inc.(a) 4.400%	02/06/2006	2,818,000	2,816,278
General Mills, Inc.(a) 4.400%	02/07/2006	4,500,000	4,496,700

15

General Mills, Inc.(a) 4.500%	04/05/2006	$1,618,000	$1,604,998
Govco, Inc.(a) 4.400%	03/21/2006	2,000,000	1,988,267
Govco, Inc.(a) 4.520%	06/21/2006	2,000,000	1,964,844
ITT Industries, Inc.(a) 3.800%	03/15/2006	376,000	374,333
ITT Industries, Inc.(a) 4.370%	02/23/2006	2,730,000	2,722,709
ITT Industries, Inc.(a) 4.380%	02/23/2006	1,270,000	1,266,601
ITT Industries, Inc.(a) 4.450%	02/27/2006	1,000,000	996,786
ITT Industries, Inc.(a) 4.470%	03/21/2006	3,000,000	2,982,120
ITT Industries, Inc.(a) 4.490%	03/30/2006	1,000,000	992,891
John Deere Capital Corp.(a) 3.840%	02/01/2006	1,100,000	1,100,000
John Deere Capital Corp.(a) 4.200%	05/15/2006	1,500,000	1,480,285
John Deere Capital Corp.(a) 4.360%	02/06/2006	2,000,000	1,998,789
John Deere Capital Corp.(a) 4.540%	03/23/2006	1,500,000	1,490,542
John Deere Capital Corp.(a) 4.560%	03/31/2006	2,000,000	1,985,307
John Deere Capital Corp.(a) 4.630%	05/11/2006	1,444,000	1,425,749
Kellogg Co.(a) 4.340%	02/01/2006	4,694,000	4,694,000
Kellogg Co.(a) 4.450%	03/17/2006	8,000,000	7,956,489
KeySpan Corp.(a) 4.440%	03/09/2006	1,500,000	1,493,340
KeySpan Corp.(a) 4.450%	03/06/2006	1,000,000	995,921
KeySpan Corp.(a) 4.450%	03/13/2006	4,000,000	3,980,222
KeySpan Corp.(a) 4.460%	03/09/2006	3,000,000	2,986,620
KeySpan Corp.(a) 4.530%	03/16/2006	2,000,000	1,989,178
Kraft Foods, Inc. 4.370%	02/22/2006	5,173,000	5,159,813
Motorola, Inc. 4.480%	02/27/2006	5,000,000	4,983,822
National Grid Group PLC(a) 4.550%	03/27/2006	5,000,000	4,965,875

16

National Grid Group PLC(a) 4.570%	03/27/2006	$3,000,000	$2,979,435
Nestle Capital Corp. 3.840%	02/21/2006	380,000	379,189
Nestle Capital Corp. 4.040%	03/06/2006	1,631,000	1,624,959
New Center Asset Trust 4.160%	02/23/2006	2,500,000	2,493,645
New Center Asset Trust 4.390%	03/08/2006	7,115,000	7,084,633
New Center Asset Trust 4.490%	06/01/2006	2,000,000	1,970,067
Paccar Financial Corp. 4.350%	03/24/2006	4,740,000	4,710,790
Paccar Financial Corp. 4.470%	04/24/2006	5,099,000	5,045,823
Public Service Co. of Colorado(a) 4.460%	02/28/2006	4,119,000	4,105,222
Public Service Co. of Colorado(a) 4.470%	03/03/2006	804,000	801,005
Public Service Co. of Colorado(a) 4.600%	04/25/2006	1,177,000	1,164,586
Sara Lee Corp.(a) 4.380%	02/01/2006	1,500,000	1,500,000
Sara Lee Corp.(a) 4.400%	02/10/2006	1,768,000	1,766,055
Sara Lee Corp.(a) 4.470%	02/21/2006	4,344,000	4,333,212
South Carolina Electric & Gas 4.370%	02/03/2006	2,504,000	2,503,392
South Carolina Electric & Gas 4.430%	02/14/2006	7,000,000	6,988,802
South Carolina Electric & Gas 4.470%	02/21/2006	1,731,000	1,726,701
Textron Financial Corp. 4.380%	02/10/2006	2,000,000	1,997,810
Textron Financial Corp. 4.410%	02/15/2006	3,542,000	3,535,926
Textron Financial Corp. 4.420%	02/15/2006	2,000,000	1,996,562
United Healthcare Corp.(a) 4.330%	02/03/2006	5,435,000	5,433,693
United Healthcare Corp.(a) 4.360%	02/13/2006	3,950,000	3,944,259
Verizon Global Funding Corp.(a) 4.360%	02/14/2006	3,744,000	3,738,105
Verizon Global Funding Corp.(a) 4.410%	03/02/2006	3,603,000	3,590,200
Verizon Global Funding Corp.(a) 4.520%	03/22/2006	2,000,000	1,987,696

17

Verizon Global Funding Corp.(a) 4.520%	03/27/2006	$1,255,000	$1,246,491
The Walt Disney Co. 4.320%	02/22/2006	1,000,000	997,480
The Walt Disney Co. 4.400%	02/14/2006	3,000,000	2,995,233
The Walt Disney Co. 4.410%	02/23/2006	5,000,000	4,986,525
The Walt Disney Co. 4.460%	02/14/2006	1,500,000	1,497,584
The Walt Disney Co. 4.480%	04/19/2006	1,000,000	990,207
WellPoint, Inc. 4.470%	02/17/2006	3,000,000	2,994,040
WellPoint, Inc. 4.550%	02/27/2006	3,436,000	3,424,709
Windmill Funding I Corp.(a) 4.400%	03/10/2006	6,680,000	6,649,790
			265,345,290
Discount Notes — 2.2%
Federal Home Loan Bank 4.460%	05/01/2006	11,840,000	11,706,208
TOTAL SHORT-TERM INVESTMENTS (Cost $296,310,372)			296,303,309
TOTAL INVESTMENTS — 108.4% (Cost $578,977,519)(g)			$574,338,305
Other Assets/(Liabilities) — (8.4%)			(44,370,681)
NET ASSETS — 100.0%			$529,967,624

Notes to Portfolio of Investments

MTN - Medium Term Note

REIT - Real Estate Investment Trust

TBA - To be announced

(a)

Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2006, these securities amounted to a value of $171,880,930 or 32.4% of net assets.

(b)	Denotes all or a portion of security on loan. (Note 2).
(c)	A portion of this security is purchased on a forward commitment basis. (Note 2).
(d)	This security is held as collateral for open futures contracts. (Note 2).
(e)	Amount represents shares owned of the fund.
(f)	Represents investments of security lending collateral. (Note 2).
(g)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

18

MassMutual Premier Inflation-Protected Bond Fund — Portfolio of Investments

January 31, 2006 (Unaudited)

		Principal
		Amount	Market Value
BONDS & NOTES — 99.1%
U.S. TREASURY OBLIGATIONS — 99.1%
U.S. Treasury Bonds — 38.3%
U.S. Treasury Inflation Index 1.625%	01/15/2015	$16,587,798	$16,092,755
U.S. Treasury Inflation Index 1.875%	07/15/2015	9,988,755	9,893,550
U.S. Treasury Inflation Index 2.000%	01/15/2016	3,734,400	3,737,901
U.S. Treasury Inflation Index 2.375%	01/15/2025	26,763,881	28,302,804
U.S. Treasury Inflation Index 3.375%	04/15/2032	4,604,447	6,016,717
U.S. Treasury Inflation Index 3.625%	04/15/2028	17,096,200	22,155,606
U.S. Treasury Inflation Index 3.875%	04/15/2029	19,729,907	26,730,942
			112,930,275
U.S. Treasury Notes — 60.8%
U.S. Treasury Inflation Index 0.875%	04/15/2010	24,512,803	23,497,821
U.S. Treasury Inflation Index 1.875%	07/15/2013	18,036,442	17,932,169
U.S. Treasury Inflation Index 2.000%	07/15/2014	16,614,592	16,643,149
U.S. Treasury Inflation Index 2.000%	01/15/2014	18,708,878	18,735,187
U.S. Treasury Inflation Index 3.000%	07/15/2012	21,166,829	22,542,673
U.S. Treasury Inflation Index 3.375%	01/15/2007	12,624,902	12,805,399
U.S. Treasury Inflation Index 3.375%	01/15/2012	5,587,913	6,049,788
U.S. Treasury Inflation Index 3.500%	01/15/2011	10,402,371	11,193,927
U.S. Treasury Inflation Index 3.625%	01/15/2008	19,018,219	19,669,000

1

U.S. Treasury Inflation Index 3.875%	01/15/2009	$17,414,996	$18,424,522
U.S. Treasury Inflation Index 4.250%	01/15/2010	11,037,058	12,038,154
			179,531,789
TOTAL BONDS & NOTES (Cost $298,399,836)			292,462,064

	Principal
	Amount	Market Value
SHORT-TERM INVESTMENTS — 1.8%
Repurchase Agreements — 1.8%
Investors Bank & Trust Company Repurchase Agreement, dated 01/31/2006, 3.02%, due 02/01/2006(a)	$5,344,752	$5,344,752
TOTAL SHORT-TERM INVESTMENTS (At Amortized Cost)		5,344,752
TOTAL INVESTMENTS — 100.9% (Cost $303,744,588)(b)		$297,806,816
Other Assets/(Liabilities) — (0.9%)		(2,794,452)
NET ASSETS — 100.0%		$295,012,364

Notes to Portfolio of Investments

(a)

Maturity value of $5,345,200. Collateralized by U.S. Government Agency obligation with a rate of 7.875%, maturity date of 10/25/2017, and an aggregate market value, including accrued interest, of $5,611,990.

(b)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

2

MassMutual Premier Core Bond Fund — Portfolio of Investments

January 31, 2006 (Unaudited)

		Principal
		Amount	Market Value
BONDS & NOTES — 93.6%
ASSET BACKED SECURITIES — 2.0%
Financial Services — 2.0%
Chase Mortgage Finance Co., Series 2003-S11, Class 1A-1 5.000%	10/25/2033	$9,657,875	$9,249,156
Community Program Loan Trust Series 1987-A, Class A4 4.500%	10/01/2018	860,564	846,251
Conseco Finance Securitizations Corp. Series 2001-C, Class AI4 6.190%	03/15/2030	676,439	679,597
New Century Home Equity Loan Trust, Series 1997-NC5, Class A6 6.700%	10/25/2028	139,390	139,259
Oak Hill Credit Partners, Series 1A, Class A2 4.530%	09/12/2013	8,600,000	8,600,000
Travelers Funding Limited, Series 1A, Class A1(a) 6.300%	02/18/2014	12,509,478	12,624,565
Vanderbilt Mortgage and Finance, Inc., Series 2002-C, Class A2 4.230%	02/07/2015	2,757,790	2,737,615
TOTAL ASSET BACKED SECURITIES (Cost $35,195,591)			34,876,443
CORPORATE DEBT — 37.1%
Aerospace & Defense — 0.2%
Goodrich (B.F.) Co. 7.500%	04/15/2008	3,480,000	3,641,333
Air Transportation — 0.0%
United Air Lines, Inc., Series 91B(b) (c) 10.110%	02/19/2006	501,793	281,004
US Airways, Inc. Class B(b) (c) 7.500%	04/15/2008	1,087,971	13,600
			294,604
Apparel, Textiles & Shoes — 0.3%
Jones Apparel Group, Inc. 7.875%	06/15/2006	2,428,000	2,444,251
Kellwood Co. 7.625%	10/15/2017	555,000	497,456
Kellwood Co. 7.875%	07/15/2009	1,065,000	1,053,204
Mohawk Industries, Inc., Series D 7.200%	04/15/2012	1,430,000	1,514,087
			5,508,998

1

Automotive & Parts — 1.2%
DaimlerChrysler North America Holding Corp. 4.050%	06/04/2008	$4,750,000	$4,617,494
DaimlerChrysler North America Holding Corp. 4.125%	03/07/2007	9,915,000	9,791,092
Ford Motor Co. 6.375%	02/01/2029	1,876,000	1,275,680
General Motors Corp.(d) 8.375%	07/15/2033	2,948,000	2,181,520
Navistar International Corp.(d) 7.500%	06/15/2011	2,050,000	2,029,500
			19,895,286
Banking, Savings & Loans — 2.2%
Ametek, Inc. 7.200%	07/15/2008	6,320,000	6,559,812
Bank of America Corp. 3.250%	08/15/2008	4,495,000	4,313,258
Bank One Corp. 6.000%	08/01/2008	2,428,000	2,482,560
CIT Group, Inc. 3.650%	11/23/2007	4,000,000	3,905,796
CIT Group, Inc. 3.875%	11/03/2008	1,295,000	1,254,178
CIT Group, Inc. 7.375%	04/02/2007	2,212,000	2,269,373
JP Morgan Chase & Co. 3.125%	12/11/2006	5,408,000	5,328,032
Kern River Funding Corp.(a) 4.893%	04/30/2018	3,687,165	3,586,432
Oak Hill Securities Fund II(a) 8.920%	10/15/2006	2,270,000	2,278,692
SLM Corp.(d) 5.000%	10/01/2013	2,330,000	2,271,995
SLM Corp. 5.625%	08/01/2033	1,435,000	1,408,424
Wells Fargo & Co. 4.125%	03/10/2008	2,700,000	2,656,165
			38,314,717
Beverages — 0.6%
Anheuser-Busch Cos., Inc. 5.050%	10/15/2016	1,389,000	1,370,837
Anheuser-Busch Cos., Inc. 6.500%	02/01/2043	3,101,000	3,450,628
Constellation Brands, Inc. 8.000%	02/15/2008	1,100,000	1,149,500

2

Diageo Finance BV 3.000%	12/15/2006	$2,426,000	$2,385,386
Miller Brewing Co.(a) 4.250%	08/15/2008	1,725,000	1,688,778
			10,045,129
Broadcasting, Publishing & Printing — 3.9%
American Greetings Corp. 6.100%	08/01/2028	6,995,000	7,120,210
Belo Corp. 8.000%	11/01/2008	2,765,000	2,916,215
Clear Channel Communications, Inc. 3.125%	02/01/2007	5,000,000	4,891,370
Clear Channel Communications, Inc. 4.250%	05/15/2009	55,000	52,838
Comcast Cable Communications, Inc. 6.200%	11/15/2008	5,175,000	5,297,984
Comcast Cable Communications, Inc. 8.375%	05/01/2007	2,023,000	2,102,692
Comcast Cable Communications, Inc. 8.375%	03/15/2013	132,000	151,088
Comcast Cable Corp. 5.500%	03/15/2011	1,250,000	1,251,902
Cox Communications, Inc. 4.625%	01/15/2010	10,230,000	9,879,377
Cox Communications, Inc. 6.750%	03/15/2011	215,000	223,483
Cox Enterprises, Inc.(a) 4.375%	05/01/2008	4,825,000	4,706,030
Dow Jones & Co., Inc. 3.875%	02/15/2008	4,625,000	4,527,325
News America Holdings, Inc. 6.750%	01/09/2038	1,618,000	1,706,340
News America Holdings, Inc. 8.875%	04/26/2023	2,163,000	2,662,495
Pearson, Inc.(a) 7.375%	09/15/2006	700,000	709,013
Rogers Cable, Inc. 5.500%	03/15/2014	2,000,000	1,880,000
Shaw Communications, Inc. 8.250%	04/11/2010	4,115,000	4,403,050
TCI Communications, Inc. 6.875%	02/15/2006	1,134,000	1,134,561
Tele-Communications-TCI Group 9.800%	02/01/2012	170,000	203,068
The Thomson Corp. 6.200%	01/05/2012	2,144,000	2,243,201

3

Time Warner, Inc. 6.150%	05/01/2007	$3,895,000	$3,938,277
USA Interactive 7.000%	01/15/2013	4,260,000	4,418,604
			66,419,123
Building Materials & Construction — 0.6%
Chemed Corp. 8.750%	02/24/2011	2,825,000	3,005,094
Masco Corp. 6.750%	03/15/2006	4,176,000	4,184,323
Vulcan Materials Co. 6.000%	04/01/2009	3,237,000	3,370,423
			10,559,840
Chemicals — 0.9%
Chevron Phillips Chemical Co. LLC 5.375%	06/15/2007	3,771,000	3,773,225
Cytec Industries, Inc. 5.500%	10/01/2010	2,100,000	2,053,512
ICI Wilmington, Inc. 7.050%	09/15/2007	1,618,000	1,659,476
International Flavors & Fragrances, Inc. 6.450%	05/15/2006	3,034,000	3,044,482
Lubrizol Corp. 4.625%	10/01/2009	2,770,000	2,710,423
Lubrizol Corp. 5.875%	12/01/2008	1,763,000	1,791,152
Sealed Air Corp.(a) 6.875%	07/15/2033	785,000	798,135
			15,830,405
Commercial Services — 0.4%
Allied Waste North America, Inc. 8.875%	04/01/2008	935,000	985,256
Allied Waste North America, Inc., Series B 5.750%	02/15/2011	1,400,000	1,333,500
Cendant Corp. 6.875%	08/15/2006	809,000	815,936
Donnelley (R.R.) & Sons Co. 4.950%	05/15/2010	2,380,000	2,316,314
Ecolab, Inc. 6.875%	02/01/2011	120,000	128,687
Equifax, Inc. 4.950%	11/01/2007	1,741,000	1,735,836
Republic Services, Inc. 6.750%	08/15/2011	85,000	90,710
			7,406,239

4

Communications — 0.2%
Echostar DBS Corp.(a) (e) 7.125%	02/01/2016	$2,500,000	$2,465,625
Computer Programming Services — 0.1%
Electronic Data Systems Corp., Series B 6.500%	08/01/2013	1,802,000	1,844,834
Computer Related Services — 0.1%
GTECH Holdings Corp. 4.500%	12/01/2009	1,300,000	1,256,741
Containers — 0.1%
Bemis Co., Inc. 6.500%	08/15/2008	910,000	937,416
Cosmetics & Personal Care — 0.0%
First Brands Corp., Series B 7.250%	03/01/2007	125,000	127,325
Data Processing & Preparation — 0.1%
Certegy, Inc. 4.750%	09/15/2008	1,133,000	1,130,488
Electric Utilities — 4.5%
Allegheny Energy Supply Co. LLC(a) 8.250%	04/15/2012	1,660,000	1,842,600
Appalachian Power Co., Series G 3.600%	05/15/2008	2,442,000	2,359,873
Carolina Power & Light Co. 6.125%	09/15/2033	40,000	41,183
Centerpoint Energy, Inc. Series B 5.875%	06/01/2008	5,439,000	5,505,345
Consolidated Edison Co. of New York, Inc. 6.150%	07/01/2008	75,000	76,869
Dominion Resources, Inc. 5.150%	07/15/2015	1,800,000	1,731,044
DPL, Inc. 8.250%	03/01/2007	1,337,000	1,377,110
Duke Energy Field Services Corp. 7.875%	08/16/2010	4,046,000	4,450,155
Elwood Energy LLC 8.159%	07/05/2026	1,452,276	1,576,898
Entergy Gulf States, Inc. 5.250%	08/01/2015	6,350,000	5,963,444
FirstEnergy Corp., Series A 5.500%	11/15/2006	3,743,000	3,753,241
FirstEnergy Corp., Series B 6.450%	11/15/2011	99,000	104,075
Homer City Funding LLC 8.734%	10/01/2026	2,844,238	3,299,315

5

Ipalco Enterprises, Inc. 8.375%	11/14/2008	$5,000,000	$5,262,500
Kansas Gas & Electric Co. 5.647%	03/29/2021	1,900,000	1,869,182
MidAmerican Energy Holdings Co. 3.500%	05/15/2008	5,820,000	5,602,216
MidAmerican Energy Holdings Co. 5.125%	01/15/2013	75,000	74,548
Monongahela Power Co. 6.700%	06/15/2014	1,825,000	1,976,616
Nevada Power Co., Series L 5.875%	01/15/2015	2,400,000	2,386,078
Northwestern Corp. 5.875%	11/01/2014	2,915,000	2,894,271
Pacific Gas & Electric Co. 6.050%	03/01/2034	1,935,000	1,970,188
PSEG Energy Holdings LLC 8.625%	02/15/2008	1,540,000	1,620,850
Tampa Electric Co. 5.375%	08/15/2007	3,480,000	3,488,383
Tenaska Oklahoma(a) 6.528%	12/30/2014	1,928,527	1,891,884
TransAlta Corp. 5.750%	12/15/2013	4,922,000	4,968,390
Tri-State Generation & Transmission Association, Series 2003, Class A(a) 6.040%	01/31/2018	2,194,000	2,237,419
Tri-State Generation & Transmission Association, Series 2003, Class B(a) 7.144%	07/31/2033	2,443,000	2,722,699
TXU Corp., Series P 5.550%	11/15/2014	1,090,000	1,023,556
Virginia Electric and Power Co. 5.375%	02/01/2007	2,385,000	2,390,633
Wisconsin Electric Power 3.500%	12/01/2007	3,400,000	3,307,299
			77,767,864
Electrical Equipment & Electronics — 0.4%
Anixter, Inc. 5.950%	03/01/2015	985,000	901,512
Avnet, Inc. 8.000%	11/15/2006	15,000	15,260
Cooper Industries Ltd. 5.250%	07/01/2007	4,046,000	4,050,544
Hughes Supply, Inc. 5.500%	10/15/2014	890,000	901,583
Thomas & Betts Corp., Series B MTN 6.390%	02/10/2009	1,150,000	1,179,364
			7,048,263

6

Energy — 2.8%
Alliance Pipeline LP(a) 6.996%	12/31/2019	$1,558,805	$1,711,817
Australian Gas Light Co. Ltd.(a) 6.400%	04/15/2008	3,470,000	3,547,291
Boardwalk Pipelines LLC 5.500%	02/01/2017	1,000,000	989,446
Buckeye Partners LP 4.625%	07/15/2013	2,023,000	1,917,116
Chesapeake Energy Corp. 6.500%	08/15/2017	1,820,000	1,810,900
Colonial Pipeline Co.(a) 7.630%	04/15/2032	1,813,000	2,334,551
Consolidated Natural Gas Co., Series C 6.250%	11/01/2011	3,831,000	4,021,588
Enterprise Products Operating LP 7.500%	02/01/2011	2,775,000	3,008,217
Enterprise Products Operating LP, Series B 4.000%	10/15/2007	1,745,000	1,708,203
Gulf South Pipeline Co., LP(a) 5.050%	02/01/2015	950,000	924,575
Kinder Morgan Energy Partners LP 5.350%	08/15/2007	3,593,000	3,594,674
Kinder Morgan Energy Partners LP 6.300%	02/01/2009	900,000	927,364
Kinder Morgan Energy Partners LP 7.125%	03/15/2012	65,000	70,651
Kiowa Power Partners LLC(a) 4.811%	12/30/2013	1,579,513	1,522,966
Mobil Corp. 8.625%	08/15/2021	3,641,000	4,990,413
Northern Natural Gas Co.(a) 7.000%	06/01/2011	809,000	883,232
OAO Gazprom(a) 9.625%	03/01/2013	1,660,000	1,992,000
Piedmont Natural Gas Co., Series E 6.000%	12/19/2033	1,722,000	1,783,799
Plains All American Pipeline Co. 5.625%	12/15/2013	2,405,000	2,414,671
The Premcor Refining Group, Inc. 6.750%	05/01/2014	1,210,000	1,264,922
Tosco Corp. 7.250%	01/01/2007	150,000	152,638
Williams Gas Pipelines Central, Inc.(a) 7.375%	11/15/2006	2,225,000	2,261,285
XTO Energy, Inc. 4.900%	02/01/2014	4,100,000	3,981,243
			47,813,562

7

Entertainment & Leisure — 0.8%
Harrah’s Operating Co., Inc. 5.500%	07/01/2010	$1,740,000	$1,739,233
Liberty Media Corp. 3.500%	09/25/2006	5,285,000	5,225,512
Park Place Entertainment Corp. 7.000%	04/15/2013	1,618,000	1,720,017
Park Place Entertainment Corp. 7.500%	09/01/2009	1,760,000	1,877,899
Park Place Entertainment Corp. 8.500%	11/15/2006	445,000	455,350
The Walt Disney Co. 6.750%	03/30/2006	3,156,000	3,165,979
			14,183,990
Financial Services — 6.2%
Ahold Finance USA, Inc. 6.875%	05/01/2029	3,680,000	3,468,400
American General Finance Corp. 5.875%	07/14/2006	3,769,000	3,786,899
American Honda Finance Corp.(a) 3.850%	11/06/2008	3,322,000	3,221,905
Archstone-Smith Operating Trust REIT 5.000%	08/15/2007	5,000,000	5,002,875
Boeing Capital Corp. 5.800%	01/15/2013	635,000	658,052
Bombardier Capital, Inc.(a) 6.125%	06/29/2006	1,145,000	1,146,145
Bombardier Capital, Inc.(a) (d) 6.750%	05/01/2012	1,265,000	1,179,612
Caterpillar Financial Services Corp., Series F 3.625%	11/15/2007	5,515,000	5,388,784
Citigroup, Inc. 7.250%	10/01/2010	149,904	162,789
Countrywide Home Loans, Inc. 3.250%	05/21/2008	5,080,000	4,870,353
Emerald Investment Grade CBO Ltd.(a) 5.100%	05/24/2011	1,725,811	1,726,350
ERAC USA Finance Co.(a) 6.625%	05/15/2006	1,457,000	1,461,428
ERAC USA Finance Co.(a) 6.700%	06/01/2034	3,688,000	3,846,315
ERAC USA Finance Co.(a) 6.750%	05/15/2007	3,641,000	3,689,207
ERAC USA Finance Co.(a) 7.950%	12/15/2009	40,000	43,671
Ford Motor Credit Co. 6.500%	01/25/2007	181,544	179,591
Ford Motor Credit Co. 7.250%	10/25/2011	183,216	168,094

8

Forte CDO (Cayman) Ltd., Series A3-A(a) 7.011%	04/12/2013	$1,214,000	$1,279,677
Foster’s Finance Corp.(a) 6.875%	06/15/2011	955,000	1,020,948
Franklin Resources, Inc. 3.700%	04/15/2008	3,878,000	3,770,490
General Motors Acceptance Corp. 6.125%	09/15/2006	181,544	179,619
General Motors Acceptance Corp. 6.150%	04/05/2007	6,120,000	5,995,703
General Motors Acceptance Corp. 6.875%	09/15/2011	216	206
Glencore Funding LLC(a) 6.000%	04/15/2014	2,550,000	2,419,341
Goldman Sachs Group, Inc., Series B 2.850%	10/27/2006	100,000	98,499
Household Finance Corp. 4.125%	12/15/2008	3,863,000	3,763,902
Household Finance Corp. 6.375%	10/15/2011	732,000	770,839
IBM Canada Credit Services Corp.(a) 3.750%	11/30/2007	1,214,000	1,186,578
iStar Financial, Inc. REIT 7.000%	03/15/2008	2,240,000	2,309,440
iStar Financial, Inc. REIT, Series B 4.875%	01/15/2009	770,000	758,398
iStar Financial, Inc. REIT, Series B 5.700%	03/01/2014	1,475,000	1,463,240
Jefferies Group, Inc. 7.500%	08/15/2007	2,053,000	2,121,022
John Deere Capital Corp. 5.125%	10/19/2006	50,000	50,080
Kimco Realty Corp., Series B MTN 7.860%	11/01/2007	3,200,000	3,345,494
National Rural Utilities Cooperative Finance Corp. 3.250%	10/01/2007	1,274,000	1,237,288
Nisource Finance Corp. 3.200%	11/01/2006	2,243,000	2,212,139
Pacific Energy Partners LP/Pacific Energy Finance Corp. 6.250%	09/15/2015	640,000	638,400
Pacific Energy Partners LP/Pacific Energy Finance Corp. 7.125%	06/15/2014	2,070,000	2,152,800
Sears Roebuck Acceptance Corp. 6.750%	08/15/2011	183,216	183,514
Senior Housing Properties Trust REIT 8.625%	01/15/2012	500,000	548,750
Simon Property Group LP 6.875%	11/15/2006	1,264,000	1,282,805
Sony Capital Corp.(a) 4.950%	11/01/2006	2,739,000	2,725,174

9

Sprint Capital Corp. 6.900%	05/01/2019	$1,503,000	$1,648,487
Telecom Italia Capital SA 6.000%	09/30/2034	2,445,000	2,315,224
Textron Financial Corp., Series E 2.690%	10/03/2006	4,129,000	4,070,992
Trains 5-2002(a) 5.936%	01/25/2007	2,607,673	2,612,680
Trains 10-2002(a) 6.962%	01/15/2012	2,848,176	3,048,944
Verizon Global Funding Corp. 4.375%	06/01/2013	920,000	864,075
Verizon Global Funding Corp. 7.750%	12/01/2030	1,080,000	1,254,600
Verizon Global Funding Corp. Series A MTN 7.600%	03/15/2007	4,046,000	4,142,186
Weingarten Realty Investors REIT, Series A 7.500%	12/19/2010	3,995,000	4,433,999
			105,906,003
Food Retailers — 0.6%
Delhaize America, Inc. 9.000%	04/15/2031	1,960,000	2,301,336
The Kroger Co. 6.750%	04/15/2012	2,369,000	2,482,515
SuperValu, Inc. 7.875%	08/01/2009	5,364,000	5,664,883
			10,448,734
Foods — 1.5%
General Mills, Inc. 2.625%	10/24/2006	15,907,000	15,598,500
General Mills, Inc. 8.900%	06/15/2006	1,821,000	1,844,651
Hershey Foods Corp. 7.200%	08/15/2027	2,859,000	3,480,252
Smithfield Foods, Inc. 7.000%	08/01/2011	4,170,000	4,232,550
			25,155,953
Forest Products & Paper — 0.9%
Champion International Corp. 6.400%	02/15/2026	2,023,000	2,034,313
International Paper Co. 3.800%	04/01/2008	8,545,000	8,273,072
Packaging Corp. of America 5.750%	08/01/2013	1,560,000	1,537,650
Rock-Tenn Co. 8.200%	08/15/2011	3,240,000	3,231,900
			15,076,935

10

Healthcare — 0.3%
HCA, Inc. 6.950%	05/01/2012	$2,060,000	$2,119,532
WellPoint Health Networks, Inc. 6.375%	06/15/2006	3,690,000	3,708,952
			5,828,484
Heavy Machinery — 1.2%
Briggs & Stratton Corp. 7.250%	09/15/2007	700,000	725,199
Briggs & Stratton Corp. 8.875%	03/15/2011	2,970,000	3,321,853
Idex Corp. 6.875%	02/15/2008	3,581,000	3,658,600
Kennametal, Inc. 7.200%	06/15/2012	3,115,000	3,367,975
Timken Co. 5.750%	02/15/2010	3,615,000	3,613,623
Timken Co., Series A 6.750%	08/21/2006	2,343,000	2,349,469
Toro Co. 7.800%	06/15/2027	1,856,000	2,099,708
York International Corp. 6.625%	08/15/2006	1,942,000	1,954,607
			21,091,034
Home Construction, Furnishings & Appliances — 0.6%
D.R. Horton, Inc. 4.875%	01/15/2010	585,000	568,246
Miller (Herman), Inc. 7.125%	03/15/2011	2,473,000	2,648,239
Newell Rubbermaid, Inc. 4.000%	05/01/2010	1,843,000	1,738,817
Steelcase, Inc. 6.375%	11/15/2006	5,913,000	5,911,191
			10,866,493
Industrial - Diversified — 1.3%
American Standard, Inc. 7.375%	02/01/2008	1,250,000	1,297,760
American Standard, Inc. 7.625%	02/15/2010	3,290,000	3,520,132
Blyth, Inc. 7.900%	10/01/2009	2,225,000	2,163,812
Carlisle Companies, Inc. 6.700%	05/15/2008	3,641,000	3,731,253
Carlisle Companies, Inc. 7.250%	01/15/2007	1,000,000	1,013,361
Dover Corp. 6.250%	06/01/2008	1,618,000	1,667,042

11

Leucadia National Corp. 7.000%	08/15/2013	$1,545,000	$1,537,275
Leucadia National Corp. 7.750%	08/15/2013	2,023,000	2,134,265
Tyco International Group SA 6.375%	02/15/2006	3,575,000	3,576,605
Tyco International Group SA 6.375%	10/15/2011	1,110,000	1,161,932
			21,803,437
Insurance — 0.2%
Humana, Inc. 7.250%	08/01/2006	4,146,000	4,178,683
Lodging — 0.6%
Hilton Hotels Corp. 7.200%	12/15/2009	295,000	310,131
Hilton Hotels Corp. 7.625%	05/15/2008	1,897,000	1,981,157
MGM Mirage 6.000%	10/01/2009	1,500,000	1,492,500
MGM Mirage 6.750%	09/01/2012	3,500,000	3,561,250
Starwood Hotels & Resorts Worldwide, Inc. 7.875%	05/01/2012	2,565,000	2,808,675
			10,153,713
Medical Supplies — 0.2%
Bausch & Lomb, Inc. 7.125%	08/01/2028	760,000	807,344
Boston Scientific Corp. 5.450%	06/15/2014	100,000	98,478
Millipore Corp. 7.500%	04/01/2007	3,034,000	3,101,983
			4,007,805
Metals & Mining — 0.5%
Alcan Aluminum Ltd. 6.250%	11/01/2008	2,023,000	2,080,655
Barrick Gold Corp. 7.500%	05/01/2007	3,237,000	3,329,892
Cominco Ltd. 6.875%	02/15/2006	2,428,000	2,429,423
			7,839,970
Oil & Gas — 0.0%
KeySpan Gas East Corp., Series A MTN 6.900%	01/15/2008	675,000	696,958

12

Real Estate — 0.6%
BRE Properties, Inc. 7.450%	01/15/2011	$2,023,000	$2,182,971
EOP Operating LP 6.750%	02/15/2008	3,400,000	3,500,161
First Industrial LP 7.000%	12/01/2006	1,821,000	1,836,610
First Industrial LP 7.600%	05/15/2007	2,473,000	2,533,935
			10,053,677
Restaurants — 0.6%
Aramark Services, Inc. 7.000%	07/15/2006	910,000	916,779
Aramark Services, Inc. 7.000%	05/01/2007	171,000	174,224
Aramark Services, Inc. 7.100%	12/01/2006	1,820,000	1,844,532
Tricon Global Restaurants, Inc. 8.875%	04/15/2011	5,869,000	6,702,797
			9,638,332
Retail — 0.2%
Fred Meyer, Inc. 7.450%	03/01/2008	1,140,000	1,185,773
J.C. Penney Co., Inc. 7.950%	04/01/2017	710,000	818,303
The May Department Stores Co. 3.950%	07/15/2007	1,720,000	1,688,773
			3,692,849
Retail - Grocery — 0.0%
Albertson’s, Inc. 7.500%	02/15/2011	100,000	101,826
Telephone Utilities — 0.4%
AT&T Corp. 6.000%	03/15/2009	16,000	16,300
Cingular Wireless 5.625%	12/15/2006	647,000	650,738
Qwest Corp. 8.875%	03/15/2012	1,747,000	1,934,803
Rogers Wireless Communications, Inc. 6.375%	03/01/2014	1,700,000	1,708,500
Rogers Wireless Communications, Inc. 7.616%	12/15/2010	1,020,000	1,051,875
SBC Communications, Inc. 6.125%	02/15/2008	1,600,000	1,621,157
Verizon Virginia, Inc. Series A 4.625%	03/15/2013	50,000	46,531
			7,029,904

13

Transportation — 1.8%
Burlington Northern Santa Fe Corp. 6.750%	03/15/2029	$2,910,000	$3,275,318
Burlington Northern Santa Fe Corp., Series H 9.250%	10/01/2006	7,025,000	7,214,633
CNF, Inc. 8.875%	05/01/2010	2,023,000	2,248,969
CSX Corp. 6.250%	10/15/2008	3,123,000	3,211,662
CSX Corp. 7.250%	05/01/2027	802,000	927,762
Hornbeck Offshore Services, Inc.(a) 6.125%	12/01/2014	1,960,000	1,960,000
Norfolk Southern Corp. 6.000%	04/30/2008	2,330,000	2,368,308
Norfolk Southern Corp. 7.250%	02/15/2031	120,000	143,358
Norfolk Southern Corp. 7.350%	05/15/2007	425,000	437,454
TTX Co.(a) 4.500%	12/15/2010	5,260,000	4,979,984
Union Pacific Corp. 6.400%	02/01/2006	4,000,000	4,000,000
			30,767,448
TOTAL CORPORATE DEBT (Cost $640,672,683)			636,830,020
NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 7.6%
Collateralized Mortgage Obligations — 7.6%
Financial Services — 7.6%
ABN AMRO Mortgage Corp., Series 2003-12, Class 1A 5.000%	12/25/2033	6,565,223	6,275,111
AES Eastern Energy LP, Series 1999-1, Class A 9.000%	01/02/2017	2,155,180	2,429,962
Asset Securitization Corp., Series 1995-MD4, Class A1 7.100%	08/13/2029	143,346	145,714
Bank of America Large Loan, Series 2001-FMA, Class A2(a) 6.490%	12/13/2016	1,537,000	1,622,450
Bank of America Mortgage Securities, Series 2004-G, Class 2A7 4.570%	08/25/2034	2,789,889	2,735,248
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-5, Class IIA 4.015%	07/25/2034	6,365,750	6,177,308
Countrywide Home Loans, Inc., Series 2003-42, Class 1A1 3.630%	09/25/2033	2,136,244	2,117,957

14

Countrywide Home Loans, Inc., Series 2004-2, Class 1A1 4.160%	02/25/2034	$1,932,115	$1,913,192
CS First Boston Mortgage Securities Corp., Series 1997-C2, Class A2 6.520%	01/17/2035	7,245	7,241
CS First Boston Mortgage Securities Corp., Series 2003-7, Class 1A24 4.500%	02/25/2033	1,297,480	1,292,628
CS First Boston Mortgage Securities Corp., Series 2004-C1, Class A1 2.254%	01/15/2037	3,295,982	3,201,670
FedEx Corp., Series 1997-1, Class A 7.500%	01/15/2018	84,102	93,946
First Nationwide Trust, Series 2001-5, Class A1 6.750%	10/21/2031	684,508	688,060
GE Capital Commercial Mortgage Corp., Series 2002-1A, Class A1 5.033%	12/10/2035	101,442	101,345
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1 4.600%	08/25/2034	3,703,644	3,698,352
IndyMac Bancorp, Inc. Mortgage Loan Trust, Series 2004-AR4, Class 1A 4.610%	08/25/2034	5,358,700	5,320,761
JP Morgan Commercial Mortgage Finance Corp., Series 1999-C7, Class A2 6.507%	10/15/2035	384,829	396,163
MASTR Asset Securitization Trust, Series 2003-12, Class 6A1 5.000%	12/25/2033	11,014,635	10,548,724
Merrill Lynch Mortgage Investors, Inc., Series 1998-C1, Class A1 6.310%	11/15/2026	321,501	325,318
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class IA 4.550%	07/25/2033	1,083,710	1,079,755
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IA 4.133%	02/25/2034	1,085,992	1,081,065
Morgan Stanley Dean Witter Capital I, Series 2001-280, Class A1(a) 6.148%	02/03/2016	1,968,077	2,022,100
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A 5.261%	02/25/2034	334,146	336,561
Starwood Commercial Mortgage Trust, Series 1999-C1A, Class B(a) 6.920%	02/03/2014	2,428,000	2,546,990
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A 4.990%	03/25/2034	3,492,529	3,495,387

15

Structured Asset Securities Corp., Series 2002-11A, Class 2A1 5.600%	06/25/2032	$1,326,167	$1,327,565
Structured Asset Securities Corp., Series 2003-30, Class 1A1 5.500%	10/25/2033	6,322,675	6,177,651
Vendee Mortgage Trust, Series 1992-1, Class 2Z 7.750%	05/15/2022	1,685,066	1,788,036
Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2004-RA1, Class 2A 7.000%	03/25/2034	4,047,128	4,085,184
Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2004-RA4, Class 2A 6.500%	08/25/2034	1,786,207	1,813,491
Washington Mutual, Inc., Series 2003-S11, Class A1 5.000%	11/25/2033	13,841,886	13,256,073
Washington Mutual, Inc., Series 2004-AR14, Class A1 4.270%	01/25/2035	10,152,234	9,901,021
Washington Mutual, Inc., Series 2004-AR2, Class A 4.878%	04/25/2044	6,184,724	6,214,751
Wells Fargo Mortgage Backed Securities Trust, Series 2004-P, Class 2A1 4.226%	09/25/2034	7,557,701	7,383,889
Wells Fargo Mortgage Backed Securities Trust, Series 2004-Z, Class 2A1 4.578%	12/25/2034	9,372,063	9,197,684
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR10, Class 2A2 4.110%	06/25/2035	9,156,551	8,985,521
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $131,780,745)			129,783,874
SOVEREIGN DEBT OBLIGATIONS — 0.4%
Province of Ontario 4.750%	01/19/2016	7,400,000	7,285,137
TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $7,353,596)			7,285,137
U.S. GOVERNMENT AGENCY OBLIGATIONS — 27.2%
Federal Home Loan Mortgage Corporation (FHLMC) — 6.3%
Collateralized Mortgage Obligations — 0.2%
FHLMC Series 1337, Class D 6.000%	08/15/2007	55,629	55,629
FHLMC, Series 2178, Class PB 7.000%	08/15/2029	2,866,886	2,956,592
Total Collateralized Mortgage Obligations			3,012,221

16

Pass-Through Securities — 6.1%
FHLMC 4.500%	10/01/2018	$296,727	$288,602
FHLMC 5.000%	10/01/2035	29,720,308	28,691,706
FHLMC 5.500%	11/01/2031 - 06/01/2033	6,987,784	6,934,854
FHLMC 6.000%	06/01/2016 - 02/01/2018	1,416,362	1,443,804
FHLMC 6.500%	05/01/2016 - 07/01/2017	2,131,419	2,185,426
FHLMC 7.000%	07/01/2029 - 10/01/2031	1,687,716	1,753,646
FHLMC 7.500%	06/01/2015 - 01/01/2031	995,984	1,044,747
FHLMC 8.000%	03/01/2015 - 08/01/2015	1,210,854	1,272,977
FHLMC 8.250%	05/01/2017	131,348	138,525
FHLMC 8.500%	11/01/2025	147,027	158,805
FHLMC 9.000%	03/01/2017	15,781	16,598
FHLMC TBA(e) 5.500%	02/01/2021	60,110,000	60,419,939
Total Pass-Through Securities			104,349,629
Total Federal Home Loan Mortgage Corporation			107,361,850
Federal National Mortgage Association (FNMA) — 20.5%
Collateralized Mortgage Obligations — 0.1%
FNMA Series 1989-20, Class A 6.750%	04/25/2018	2,105,168	2,163,280
Pass-Through Securities — 20.4%
FNMA 3.875%	02/15/2010	35,000,000	33,825,523
FNMA 4.500%	09/01/2018 - 08/01/2020	16,251,872	15,771,699
FNMA 5.000%	03/01/2018 - 09/01/2035	46,792,272	45,219,658

17

FNMA 5.500%	11/01/2016 - 09/01/2035	$100,839,742	$100,453,305
FNMA 6.000%	05/01/2011	45,542	46,553
FNMA 6.420%	11/01/2008	665,248	685,755
FNMA 6.500%	05/01/2017	1,014,325	1,041,625
FNMA 7.000%	12/01/2029 - 07/01/2032	409,239	425,769
FNMA 7.500%	09/01/2029 - 10/01/2031	516,913	541,809
FNMA 8.000%	07/01/2020 - 09/01/2031	1,285,486	1,371,106
FNMA 8.500%	08/01/2026	344,791	372,246
FNMA TBA(e) 5.000%	02/01/2036	25,150,000	24,297,259
FNMA TBA(e) 5.500%	02/01/2036	127,788,000	126,370,345
Total Pass-Through Securities			350,422,652
Total Federal National Mortgage Association			352,585,932
Government National Mortgage Association (GNMA) — 0.3%
Pass-Through Securities — 0.3%
GNMA 6.000%	06/15/2011 - 08/15/2029	37,590	38,852
GNMA 7.000%	08/15/2023 - 08/15/2032	2,612,571	2,751,114
GNMA 7.250%	07/20/2021 - 07/20/2022	1,132,810	1,188,961
GNMA 7.500%	06/15/2011 - 09/15/2023	711,626	746,321
GNMA 8.000%	02/15/2006 - 11/15/2030	651,986	679,758
GNMA 8.500%	08/15/2030	8,686	9,291

18

GNMA 9.000%	04/15/2009 - 10/15/2009	$4,743	$4,944
Total Pass-Through Securities			5,419,241
Other Agencies — 0.1%
Pass-Through Securities — 0.1%
New Valley Generation IV TVA 4.687%	01/15/2022	2,038,155	2,010,458
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $470,885,926)			467,377,481
U.S. TREASURY OBLIGATIONS — 19.3%
U.S. Treasury Bonds — 9.8%
U.S. Treasury Bond 3.000%	11/15/2007	27,500,000	26,784,571
U.S. Treasury Bond(d) 6.125%	11/15/2027	12,947,000	15,364,448
U.S. Treasury Bond(d) (f) 6.125%	08/15/2029	65,804,000	78,748,884
U.S. Treasury Bond 6.875%	08/15/2025	6,555,000	8,319,729
U.S. Treasury Bond 7.125%	02/15/2023	3,520,000	4,491,300
U.S. Treasury Bond 7.500%	11/15/2016	8,092,000	10,051,781
U.S. Treasury Bond 8.875%	08/15/2017	17,641,000	24,231,568
			167,992,281
U.S. Treasury Notes — 9.5%
U.S. Treasury Note(d) 3.375%	11/15/2008	13,911,000	13,505,625
U.S. Treasury Note(d) 3.375%	10/15/2009	9,804,000	9,431,754
U.S. Treasury Note(d) 3.875%	02/15/2013	1,020,000	979,519
U.S. Treasury Note 4.000%	11/15/2012	1,097,000	1,063,233
U.S. Treasury Note(d) 4.000%	02/15/2015	78,635,000	75,489,600
U.S. Treasury Note(d) 5.000%	02/15/2011	5,982,000	6,118,932
U.S. Treasury Note(d) 5.000%	08/15/2011	55,533,000	56,886,617
			163,475,280
TOTAL U.S. TREASURY OBLIGATIONS (Cost $329,521,721)			331,467,561
TOTAL BONDS & NOTES (Cost $1,615,410,262)			1,607,620,516

19

SHORT-TERM INVESTMENTS — 28.0%
Cash Equivalents — 11.2%(h)
Abbey National PLC Eurodollar Time Deposit 4.310%	02/02/2006	$5,199,852	$5,199,852
American Beacon Money Market Fund(g)		1,846,729	1,846,729
ANZ Banking Group Ltd. Commercial Paper 4.453%	03/14/2006	4,333,210	4,333,210
Banco Santander Central Hispano SA Commercial Paper 4.430%	03/06/2006	3,466,568	3,466,568
BancoBilbao Vizcaya Argentaria SA Eurodollar Time Deposit 4.520%	03/27/2006	6,933,136	6,933,136
Bank of America 4.490%	03/20/2006	4,549,870	4,549,870
Bank of America 4.520%	03/17/2006	3,334,200	3,334,200
Bank of Montreal Eurodollar Time Deposit 4.420%	02/17/2006	4,333,210	4,333,210
Bank of Montreal Eurodollar Time Deposit 4.430%	02/21/2006	2,166,605	2,166,605
Bank of Nova Scotia Eurodollar Time Deposit 4.500%	03/27/2006	4,333,210	4,333,210
Barclays Eurodollar Time Deposit 4.410%	02/27/2006	2,166,605	2,166,605
Barclays Eurodollar Time Deposit 4.470%	03/17/2006	3,466,568	3,466,568
Barclays Eurodollar Time Deposit 4.500%	03/24/2006	2,166,605	2,166,605
Barclays Eurodollar Time Deposit 4.535%	03/28/2006	2,599,926	2,599,926
BGI Institutional Money Market Fund(g)		11,281,064	11,281,064
Branch Banker & Trust Eurodollar Time Deposit 4.325%	02/03/2006	4,333,210	4,333,210
Calyon Eurodollar Time Deposit 4.335%	02/06/2006	4,333,210	4,333,210
Calyon Eurodollar Time Deposit 4.455%	03/02/2006	4,333,210	4,333,210
Calyon Eurodollar Time Deposit 4.500%	03/24/2006	4,333,210	4,333,210
Canadian Imperial Bank of Commerce Eurodollar Time Deposit 4.300%	02/01/2006	6,499,815	6,499,815
Deutsche Bank Eurodollar Time Deposit 4.450%	03/13/2006	4,333,210	4,333,210
Deutsche Bank Eurodollar Time Deposit 4.490%	03/23/2006	1,733,284	1,733,284
Federal Home Loan Bank 4.365%	02/22/2006	1,805,288	1,805,288

20

Fortis Bank Eurodollar Time Deposit 4.420%	02/07/2006	$4,333,210	$4,333,210
Fortis Bank Eurodollar Time Deposit 4.470%	02/15/2006	1,733,284	1,733,284
Fortis Bank Eurodollar Time Deposit 4.500%	02/27/2006	2,599,926	2,599,926
Freddie Mac 4.426%	02/28/2006	2,237,875	2,237,875
Goldman Sachs Financial Square Prime Obligations Money Market Fund(g)		3,033,247	3,033,247
Merrimac Cash Fund, Premium Class(g)		693,314	693,314
Rabobank Nederland Eurodollar Time Deposit 4.510%	03/01/2006	7,799,778	7,799,778
Rabobank Nederland Eurodollar Time Deposit 4.520%	03/28/2006	3,466,568	3,466,568
Royal Bank of Canada Eurodollar Time Deposit 4.480%	03/21/2006	8,666,420	8,666,420
Skandinaviska Enskilda Banken AB Eurodollar Time Deposit 4.420%	02/17/2006	6,499,815	6,499,815
Societe Generale Eurodollar Time Deposit 4.460%	03/01/2006	6,499,815	6,499,815
Svenska Handlesbanken Eurodollar Time Deposit 4.470%	02/01/2006	13,767,622	13,767,622
The Bank of the West Eurodollar Time Deposit 4.500%	03/20/2006	6,066,494	6,066,494
Toronto Dominion Bank Eurodollar Time Deposit 4.440%	02/14/2006	8,666,420	8,666,420
UBS AG Eurodollar Time Deposit 4.430%	03/10/2006	4,333,210	4,333,210
Wachovia Bank NA Eurodollar Time Deposit 4.390%	02/01/2006	4,333,210	4,333,210
Wells Fargo Eurodollar Time Deposit 4.300%	02/03/2006	8,666,420	8,666,420
Wells Fargo Eurodollar Time Deposit 4.430%	02/28/2006	1,733,284	1,733,284
Wells Fargo Eurodollar Time Deposit 4.500%	02/07/2006	3,206,575	3,206,575
			192,218,282
Commercial Paper — 16.8%
Alcoa, Inc. 4.470%	02/21/2006	8,000,000	7,980,132
Alltel Corp.(a) 4.340%	02/06/2006	5,515,000	5,511,675
Alltel Corp.(a) 4.390%	02/09/2006	9,215,000	9,206,009
Block Financial Corp.(a) 4.430%	02/15/2006	8,000,000	7,986,218

21

Block Financial Corp.(a) 4.470%	02/10/2006	$3,000,000	$2,996,648
Block Financial Corp.(a) 4.570%	02/24/2006	2,500,000	2,492,701
Boston Scientific Corp.(a) 4.600%	02/03/2006	10,000,000	9,997,444
Centex Corp. 4.480%	02/06/2006	6,368,000	6,364,038
Centex Corp. 4.500%	02/07/2006	7,000,000	6,994,750
The Clorox Co.(a) 4.480%	02/22/2006	6,675,000	6,657,556
The Clorox Co.(a) 4.550%	03/03/2006	8,996,000	8,961,890
Consolidated Natural Gas Co. 4.420%	02/02/2006	4,000,000	3,999,509
Consolidated Natural Gas Co. 4.440%	02/07/2006	10,000,000	9,992,600
DaimlerChrysler North America Holding Corp. 4.450%	02/01/2006	2,000,000	2,000,000
DaimlerChrysler North America Holding Corp. 4.480%	02/03/2006	2,000,000	1,999,502
DaimlerChrysler North America Holding Corp. 4.560%	02/17/2006	2,742,000	2,736,443
DaimlerChrysler North America Holding Corp. 4.600%	02/23/2006	2,000,000	1,994,378
DaimlerChrysler North America Holding Corp. 4.600%	02/27/2006	5,755,000	5,735,881
Detroit Edison Co. 4.540%	02/02/2006	9,500,000	9,498,802
Dow Jones & Co., Inc.(a) 4.420%	02/17/2006	7,000,000	6,986,249
Dow Jones & Co., Inc.(a) 4.480%	02/13/2006	5,000,000	4,992,533
Dow Jones & Co., Inc.(a) 4.540%	02/28/2006	6,000,000	5,979,570
Elsevier Finance SA(a) 4.470%	02/17/2006	2,722,000	2,716,592
Elsevier Finance SA(a) 4.560%	03/02/2006	12,000,000	11,955,920
Fortune Brands, Inc.(a) 4.530%	02/22/2006	7,667,000	7,646,740
Fortune Brands, Inc.(a) 4.530%	02/01/2006	9,500,000	9,500,000
General Mills, Inc.(a) 4.480%	03/08/2006	3,000,000	2,986,933
General Mills, Inc.(a) 4.550%	02/21/2006	5,392,000	5,378,370

22

ITT Industries, Inc.(a) 4.530%	02/23/2006	$4,318,000	$4,306,046
John Deere Capital Corp.(a) 4.360%	02/03/2006	2,933,000	2,932,290
John Deere Capital Corp.(a) 4.410%	02/10/2006	7,000,000	6,992,283
John Deere Capital Corp.(a) 4.490%	02/28/2006	3,621,000	3,608,806
John Deere Capital Corp.(a) 4.530%	02/27/2006	5,000,000	4,983,642
Kellogg Co.(a) 4.400%	02/09/2006	2,004,000	2,002,040
Kellogg Co.(a) 4.410%	02/08/2006	7,000,000	6,993,998
KeySpan Corp.(a) 4.550%	02/06/2006	2,091,000	2,089,679
Kinder Morgan Energy Partners, LP(a) 4.550%	02/06/2006	10,000,000	9,993,681
Kraft Foods, Inc. 4.490%	02/27/2006	8,000,000	7,974,058
Public Service Co. of Colorado(a) 4.550%	02/21/2006	7,898,000	7,878,036
Sara Lee Corp.(a) 4.360%	02/01/2006	1,197,000	1,197,000
Sara Lee Corp.(a) 4.380%	02/01/2006	1,576,000	1,576,000
Sara Lee Corp.(a) 4.550%	02/08/2006	5,000,000	4,995,576
Sara Lee Corp.(a) 4.550%	02/21/2006	2,181,000	2,175,487
South Carolina Electric & Gas 4.410%	02/14/2006	7,213,000	7,201,513
South Carolina Electric & Gas 4.490%	02/17/2006	3,000,000	2,994,013
Textron Financial Corp. 4.430%	02/16/2006	1,200,000	1,197,785
Textron Financial Corp. 4.510%	02/28/2006	8,112,000	8,084,561
Verizon Global Funding Corp.(a) 4.370%	02/13/2006	8,784,000	8,771,205
Verizon Network Funding 4.540%	02/16/2006	3,245,000	3,238,862
The Walt Disney Co. 4.390%	02/06/2006	5,807,000	5,803,459
The Walt Disney Co. 4.400%	02/14/2006	2,000,000	1,996,822
The Walt Disney Co. 4.410%	02/21/2006	2,000,000	1,995,100

23

The Walt Disney Co. 4.420%	02/02/2006	$5,916,000	$5,915,274
			288,146,299
TOTAL SHORT-TERM INVESTMENTS (At Amortized Cost)			480,364,581
TOTAL INVESTMENTS — 121.6% (Cost $2,095,774,843)(i)			$2,087,985,097
Other Assets/(Liabilities) — (21.6%)			(371,599,170)
NET ASSETS — 100.0%			$1,716,385,927

Notes to Portfolio of Investments

MTN - Medium Term Note
REIT - Real Estate Investment Trust
TBA - To be announced

(a)

Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2006, these securities amounted to a value of $278,917,905 or 16.3% of net assets.

(b)	Non-income producing security.
(c)	Security is currently in default.
(d)	Denotes all or a portion of security on loan. (Note 2).
(e)	A portion of this security is purchased on a forward commitment basis. (Note 2).
(f)	This security is held as collateral for open futures contracts. (Note 2).
(g)	Amount represents shares owned of the fund.
(h)	Represents investments of security lending collateral. (Note 2).
(i)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

24

MassMutual Premier Diversified Bond Fund — Portfolio of Investments

January 31, 2006 (Unaudited)

	Number of Shares	Market Value
EQUITIES — 0.0%
COMMON STOCK — 0.0%
Financial Services — 0.0%
Contifinancial Corp. Liquidating Trust	114,845	$3,445
Telephone Utilities — 0.0%
Manitoba Telecom Services, Inc.	1,909	63,720
TOTAL COMMON STOCK (Cost $138,242)		67,165
TOTAL EQUITIES (Cost $138,242)		67,165

		Principal Amount	Market Value
BONDS & NOTES — 94.6%
ASSET BACKED SECURITIES — 0.9%
Financial Services — 0.9%
Chase Mortgage Finance Co., Series 2003-S11, Class 1A-1 5.000%	10/25/2033	$721,417	$690,887
New Century Home Equity Loan Trust, Series 1997-NC5, Class A6 6.700%	10/25/2028	5,786	5,780
Travelers Funding Limited, Series 1A, Class A1(a) 6.300%	02/18/2014	2,452,011	2,474,569
Vanderbilt Mortgage and Finance, Inc., Series 2002-C, Class A2 4.230%	02/07/2015	163,570	162,373
TOTAL ASSET BACKED SECURITIES (Cost $3,374,015)			3,333,609
CORPORATE DEBT — 38.8%
Aerospace & Defense — 0.2%
Bombardier, Inc.(a) 6.300%	05/01/2014	200,000	179,500
GenCorp, Inc. 9.500%	08/15/2013	97,000	105,002
Goodrich (B.F.) Co. 7.500%	04/15/2008	100,000	104,636
Moog, Inc. 6.250%	01/15/2015	230,000	225,975
TransDigm, Inc. 8.375%	07/15/2011	75,000	78,750
			693,863

1

Apparel, Textiles & Shoes — 0.4%
GFSI, Inc.(a) 11.000%	03/01/2007	$325,000	$292,500
Interface, Inc., Series B 9.500%	02/01/2014	300,000	300,000
Kellwood Co. 7.625%	10/15/2017	65,000	58,261
Kellwood Co. 7.875%	07/15/2009	200,000	197,785
Mohawk Industries, Inc., Series C 6.500%	04/15/2007	325,000	329,163
Phillips Van-Heusen Corp. 7.250%	02/15/2011	270,000	275,400
			1,453,109
Automotive & Parts — 1.5%
Affinia Group, Inc. 9.000%	11/30/2014	225,000	186,750
DaimlerChrysler North America Holding Corp. 4.050%	06/04/2008	100,000	97,210
DaimlerChrysler North America Holding Corp. 4.125%	03/07/2007	3,000,000	2,962,509
Ford Motor Co. 6.375%	02/01/2029	115,000	78,200
General Motors Corp.(b) 8.375%	07/15/2033	605,000	447,700
The Goodyear Tire & Rubber Co. 9.000%	07/01/2015	500,000	500,000
Keystone Automotive Operations, Inc. 9.750%	11/01/2013	150,000	129,750
Lear Corp. 8.110%	05/15/2009	75,000	69,000
Navistar International Corp.(b) 7.500%	06/15/2011	295,000	292,050
Tenneco Automotive, Inc.(b) 8.625%	11/15/2014	450,000	452,250
United Components, Inc. 9.375%	06/15/2013	200,000	199,500
			5,414,919
Banking, Savings & Loans — 2.3%
Ametek, Inc. 7.200%	07/15/2008	760,000	788,838
Bank of America Corp. 4.250%	10/01/2010	225,000	217,748
Capital One Bank 5.000%	06/15/2009	680,000	674,757
CIT Group, Inc. 3.650%	11/23/2007	850,000	829,982
CIT Group, Inc. 3.875%	11/03/2008	275,000	266,331

2

CIT Group, Inc. 7.375%	04/02/2007	$75,000	$76,945
Dollar Financial Group, Inc. 9.750%	11/15/2011	300,000	310,125
JP Morgan Chase & Co. 3.125%	12/11/2006	1,500,000	1,477,819
Kern River Funding Corp.(a) 4.893%	04/30/2018	154,700	150,473
MBNA Corp. 4.625%	09/15/2008	430,000	426,352
Simon Debartolo Group LP 7.125%	09/20/2007	500,000	516,935
SLM Corp. 5.625%	08/01/2033	160,000	157,037
SLM Corp., Series A MTN 4.000%	01/15/2009	1,000,000	968,941
Washington Mutual Bank 4.500%	08/25/2008	500,000	492,687
Wells Fargo & Co. 4.125%	03/10/2008	750,000	737,824
Wells Fargo & Co. 4.875%	01/12/2011	235,000	233,555
			8,326,349
Beverages — 0.9%
Anheuser-Busch Cos., Inc. 5.050%	10/15/2016	65,000	64,150
Anheuser-Busch Cos., Inc. 6.500%	02/01/2043	450,000	500,736
Diageo Finance BV 3.000%	12/15/2006	2,000,000	1,966,518
Miller Brewing Co.(a) 4.250%	08/15/2008	275,000	269,226
National Wine and Spirits, Inc. 10.125%	01/15/2009	400,000	404,000
			3,204,630
Broadcasting, Publishing & Printing — 4.4%
American Greetings Corp. 6.100%	08/01/2028	1,060,000	1,078,974
American Media Operation, Inc.(b) 8.875%	01/15/2011	200,000	170,000
Belo Corp. 7.125%	06/01/2007	558,000	567,598
Belo Corp. 8.000%	11/01/2008	750,000	791,017
British Sky Broadcasting PLC 6.875%	02/23/2009	750,000	782,589
Cablevision Systems Corp. 8.716%	04/01/2009	300,000	306,375

3

CCH I LLC(a) 11.000%	10/01/2015	$400,000	$329,000
Clear Channel Communications, Inc. 6.000%	11/01/2006	1,500,000	1,508,475
Comcast Cable Communications, Inc. 6.200%	11/15/2008	850,000	870,200
Comcast Corp. 7.050%	03/15/2033	500,000	530,413
Cox Communications, Inc. 4.625%	01/15/2010	1,860,000	1,796,250
Cox Communications, Inc. 6.750%	03/15/2011	145,000	150,721
Cox Enterprises, Inc.(a) 4.375%	05/01/2008	460,000	448,658
Cox Enterprises, Inc.(a) 8.000%	02/15/2007	1,815,000	1,854,415
Dow Jones & Co., Inc. 3.875%	02/15/2008	1,400,000	1,370,433
Pearson, Inc.(a) 7.375%	09/15/2006	775,000	784,979
Shaw Communications, Inc. 8.250%	04/11/2010	225,000	240,750
The Thomson Corp. 5.750%	02/01/2008	1,130,000	1,142,096
The Thomson Corp. 6.200%	01/05/2012	70,000	73,239
Time Warner, Inc. 6.150%	05/01/2007	500,000	505,555
USA Interactive 7.000%	01/15/2013	800,000	829,785
			16,131,522
Building Materials & Construction — 0.2%
Chemed Corp. 8.750%	02/24/2011	525,000	558,469
Masco Corp. 6.750%	03/15/2006	155,000	155,309
			713,778
Chemicals — 1.3%
Airgas, Inc. 7.750%	09/15/2006	105,000	106,312
Chevron Phillips Chemical Co. LLC 5.375%	06/15/2007	1,550,000	1,550,914
Consolidated Container Co. LLC 10.750%	06/15/2009	200,000	174,000
Cytec Industries, Inc. 5.500%	10/01/2010	415,000	405,813
Georgia Gulf Corp. 7.125%	12/15/2013	175,000	180,250

4

Graham Packaging Co. 9.875%	10/15/2014	$300,000	$297,000
Huntsman LLC 11.625%	10/15/2010	217,000	248,465
International Flavors & Fragrances, Inc. 6.450%	05/15/2006	500,000	501,728
Lubrizol Corp. 5.875%	12/01/2008	315,000	320,030
Nova Chemicals Corp.(a) 7.561%	11/15/2013	200,000	202,500
OM Group, Inc. 9.250%	12/15/2011	200,000	200,000
Praxair, Inc. 6.500%	03/01/2008	550,000	566,383
Rhodia SA(b) 10.250%	06/01/2010	130,000	143,975
			4,897,370
Commercial Services — 1.7%
Allied Waste North America, Inc. 8.875%	04/01/2008	185,000	194,944
Cadmus Communications Corp. 8.375%	06/15/2014	300,000	303,000
Cendant Corp. 6.875%	08/15/2006	75,000	75,643
Cenveo Corp. 7.875%	12/01/2013	200,000	195,000
Donnelley (R.R.) & Sons Co. 4.950%	05/15/2010	650,000	632,607
Ecolab, Inc. 6.875%	02/01/2011	135,000	144,772
Equifax, Inc. 4.950%	11/01/2007	625,000	623,146
Hertz Corp.(a) 10.500%	01/01/2016	35,000	36,575
Insurance Auto Auctions, Inc. 11.000%	04/01/2013	350,000	365,750
Invensys PLC(a) (b) 9.875%	03/15/2011	350,000	358,750
Iron Mountain, Inc. 8.625%	04/01/2013	300,000	312,750
MSX International, Inc. 11.000%	10/15/2007	100,000	99,500
North American Energy Partners, Inc. 8.750%	12/01/2011	375,000	369,375
Rent-A-Center, Inc. 7.500%	05/01/2010	150,000	144,750
Rent-Way, Inc. 11.875%	06/15/2010	175,000	184,625

5

Republic Services, Inc. 6.750%	08/15/2011	$485,000	$517,582
Samsonite Corp. 8.875%	06/01/2011	300,000	316,500
Service Corp. International(a) 7.500%	06/15/2017	350,000	355,250
United Rentals North America, Inc. 7.750%	11/15/2013	300,000	297,000
Waste Services, Inc. 9.500%	04/15/2014	300,000	303,000
Williams Scotsman, Inc. 8.500%	10/01/2015	350,000	362,250
			6,192,769
Communications — 0.2%
Echostar DBS Corp.(a) 7.125%	02/01/2016	550,000	542,437
L-3 Communications Corp 6.375%	10/15/2015	275,000	273,625
			816,062
Computer Programming Services — 0.1%
Electronic Data Systems Corp., Series B 6.500%	08/01/2013	290,000	296,893
Computer Related Services — 0.1%
GTECH Holdings Corp. 4.500%	12/01/2009	210,000	203,012
Data Processing & Preparation — 0.0%
Certegy, Inc. 4.750%	09/15/2008	50,000	49,889
Electric Utilities — 4.0%
AES Corp.(a) 8.750%	05/15/2013	175,000	190,312
AES Corp.(a) 9.000%	05/15/2015	55,000	60,225
Allegheny Energy Supply Co. LLC(a) 8.250%	04/15/2012	325,000	360,750
Appalachian Power Co., Series G 3.600%	05/15/2008	375,000	362,388
Centerpoint Energy, Inc. Series B 5.875%	06/01/2008	750,000	759,148
Centerpoint Energy, Inc. Series B 6.850%	06/01/2015	525,000	563,875
Dominion Resources, Inc. 4.125%	02/15/2008	385,000	377,119
Dominion Resources, Inc. 5.150%	07/15/2015	510,000	490,462
Duke Energy Field Services Corp. 7.875%	08/16/2010	255,000	280,472

6

Elwood Energy LLC 8.159%	07/05/2026	$249,675	$271,100
Entergy Gulf States, Inc. 5.250%	08/01/2015	425,000	399,128
Exelon Corp. 4.900%	06/15/2015	700,000	665,153
FirstEnergy Corp., Series A 5.500%	11/15/2006	720,000	721,970
FPL Group Capital, Inc. 3.250%	04/11/2006	540,000	538,356
Homer City Funding LLC 8.734%	10/01/2026	593,580	688,553
Indianapolis Power & Light(a) 6.300%	07/01/2013	175,000	182,563
Ipalco Enterprises, Inc. 8.375%	11/14/2008	300,000	315,750
Kansas Gas & Electric Co. 5.647%	03/29/2021	355,000	349,242
MidAmerican Energy Holdings Co. 3.500%	05/15/2008	640,000	616,051
MidAmerican Funding LLC 6.750%	03/01/2011	725,000	773,568
Monongahela Power Co. 6.700%	06/15/2014	275,000	297,846
Nevada Power Co. 5.950%	03/15/2016	350,000	348,687
Nevada Power Co., Series L 5.875%	01/15/2015	200,000	198,840
Niagara Mohawk Power Corp. Series G 7.750%	10/01/2008	150,000	159,426
Northwestern Corp. 5.875%	11/01/2014	300,000	297,867
NRG Energy, Inc. 7.375%	02/01/2016	150,000	152,625
NRG Energy, Inc. 8.000%	12/15/2013	194,000	216,310
PSEG Energy Holdings LLC 8.625%	02/15/2008	150,000	157,875
Tampa Electric Co. 5.375%	08/15/2007	565,000	566,361
Tenaska Alabama Partners, LP(a) 7.000%	06/30/2021	273,153	277,244
Tenaska Oklahoma(a) 6.528%	12/30/2014	333,964	327,619
TransAlta Corp. 5.750%	12/15/2013	1,000,000	1,009,425
Tri-State Generation & Transmission Association, Series 2003, Class A(a) 6.040%	01/31/2018	150,000	152,968

7

Tri-State Generation & Transmission Association, Series 2003, Class B(a) 7.144%	07/31/2033	$290,000	$323,202
TXU Corp., Series P 5.550%	11/15/2014	190,000	178,418
Utilicorp., Inc. 9.950%	02/01/2011	175,000	193,375
Virginia Electric and Power Co. 5.375%	02/01/2007	330,000	330,779
Wisconsin Electric Power 3.500%	12/01/2007	560,000	544,732
			14,699,784
Electrical Equipment & Electronics — 0.6%
Anixter, Inc. 5.950%	03/01/2015	210,000	192,201
Avnet, Inc. 8.000%	11/15/2006	4,000	4,069
GrafTech International Ltd. 1.625%	01/15/2024	200,000	150,250
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co. 8.000%	12/15/2014	50,000	48,375
Telex Communications, Inc. 11.500%	10/15/2008	375,000	401,250
Thomas & Betts Corp., Series B MTN 6.390%	02/10/2009	1,500,000	1,538,301
			2,334,446
Energy — 2.8%
Atlas Pipeline Partners LP(a) 8.125%	12/15/2015	175,000	180,250
Australian Gas Light Co. Ltd.(a) 6.400%	04/15/2008	520,000	531,582
Buckeye Partners LP 4.625%	07/15/2013	200,000	189,532
Chesapeake Energy Corp. 6.500%	08/15/2017	250,000	248,750
Chesapeake Energy Corp. 6.875%	01/15/2016	250,000	255,000
Clayton William Energy 7.750%	08/01/2013	275,000	270,531
Colonial Pipeline Co.(a) 7.630%	04/15/2032	65,000	83,699
Colorado Interstate Gas Co.(a) 6.800%	11/15/2015	375,000	389,629
Consolidated Natural Gas Co., Series C 6.250%	11/01/2011	275,000	288,681
El Paso Corp.(b) 7.875%	06/15/2012	200,000	211,500
Enbridge Energy Partners, LP 4.000%	01/15/2009	650,000	626,603

8

ENSCO International, Inc. 6.750%	11/15/2007	$235,000	$241,599
Enterprise Products Operating LP 7.500%	02/01/2011	435,000	471,558
Enterprise Products Operating LP, Series B 4.000%	10/15/2007	280,000	274,096
Exco Resources, Inc. 7.250%	01/15/2011	195,000	197,925
Gulf South Pipeline Co., LP(a) 5.050%	02/01/2015	250,000	243,309
Kinder Morgan Energy Partners LP 5.350%	08/15/2007	150,000	150,070
Kinder Morgan Energy Partners LP 6.300%	02/01/2009	1,500,000	1,545,608
Kiowa Power Partners LLC(a) 4.811%	12/30/2013	278,738	268,759
OAO Gazprom(a) 9.625%	03/01/2013	300,000	360,000
Pemex Project Funding Master Trust(a) 10.000%	09/15/2027	125,000	166,250
Piedmont Natural Gas Co., Series E 6.000%	12/19/2033	175,000	181,280
Plains All American Pipeline Co. 4.750%	08/15/2009	550,000	538,852
Plains All American Pipeline Co. 5.625%	12/15/2013	335,000	336,347
Pogo Producing Co. 6.625%	03/15/2015	350,000	348,250
Pogo Producing Co.(a) 6.875%	10/01/2017	70,000	70,000
The Premcor Refining Group, Inc. 6.750%	05/01/2014	420,000	439,064
Transmontaigne, Inc. 9.125%	06/01/2010	310,000	316,200
Williams Cos., Inc. Series A 7.500%	01/15/2031	150,000	159,000
Williams Gas Pipelines Central, Inc.(a) 7.375%	11/15/2006	70,000	71,142
XTO Energy, Inc. 4.900%	02/01/2014	375,000	364,138
XTO Energy, Inc. 6.250%	04/15/2013	125,000	131,714
			10,150,918
Entertainment & Leisure — 0.7%
AMC Entertainment, Inc.(a) 11.000%	02/01/2016	425,000	425,000
Diamond Jo LLC 8.750%	04/15/2012	400,000	392,000
Harrah’s Operating Co., Inc. 5.500%	07/01/2010	250,000	249,890

9

Imax Corp. 9.625%	12/01/2010	$400,000	$409,000
Liberty Media Corp. 3.500%	09/25/2006	555,000	548,753
Mohegan Tribal Gaming Authority 6.375%	07/15/2009	300,000	303,000
Park Place Entertainment Corp. 8.500%	11/15/2006	80,000	81,861
The Walt Disney Co. 6.750%	03/30/2006	150,000	150,474
			2,559,978
Financial Services — 6.2%
ALH Finance LLC/ALH Finance Corp. 8.500%	01/15/2013	400,000	384,000
American General Finance Corp. 5.875%	07/14/2006	175,000	175,831
American Honda Finance Corp.(a) 3.850%	11/06/2008	200,000	193,974
Archstone-Smith Operating Trust REIT 5.000%	08/15/2007	800,000	800,460
Berkshire Hathaway Finance Corp. 4.850%	01/15/2015	250,000	243,628
Boeing Capital Corp 5.800%	01/15/2013	150,000	155,445
Caterpillar Financial Services Corp 3.000%	02/15/2007	2,000,000	1,959,848
Citigroup, Inc. 5.850%	12/11/2034	475,000	489,093
Countrywide Home Loans, Inc. 3.250%	05/21/2008	1,000,000	958,731
ERAC USA Finance Co.(a) 6.700%	06/01/2034	550,000	573,610
ERAC USA Finance Co.(a) 6.800%	02/15/2008	100,000	102,741
ERAC USA Finance Co.(a) 7.950%	12/15/2009	455,000	496,760
Ford Motor Credit Co. 7.375%	02/01/2011	250,000	231,772
Foster’s Finance Corp.(a) 6.875%	06/15/2011	430,000	459,694
Franklin Resources, Inc. 3.700%	04/15/2008	1,675,000	1,628,564
General Electric Capital Corp. 4.250%	12/01/2010	270,000	260,778
General Motors Acceptance Corp. 6.150%	04/05/2007	850,000	832,737
General Motors Acceptance Corp. 7.750%	01/19/2010	900,000	886,004
Glencore Funding LLC(a) 6.000%	04/15/2014	600,000	569,257

10

The Goldman Sachs Group, Inc. 5.150%	01/15/2014	$1,175,000	$1,155,143
Home Depot Exchangeable Trust(a) 1.000%	02/14/2006	100,000	99,625
Household Finance Corp. 4.125%	12/15/2008	375,000	365,380
Household Finance Corp. 6.375%	10/15/2011	180,000	189,551
Inergy LP/Inergy Finance Corp.(a) 8.250%	03/01/2016	350,000	354,375
Insight Midwest LP/Insight Capital, Inc. 9.750%	10/01/2009	125,000	129,063
iStar Financial, Inc. REIT 7.000%	03/15/2008	575,000	592,825
iStar Financial, Inc. REIT, Series B 4.875%	01/15/2009	85,000	83,719
iStar Financial, Inc. REIT, Series B 5.700%	03/01/2014	170,000	168,645
Jefferies Group, Inc. 7.500%	08/15/2007	160,000	165,301
Kimco Realty Corp., Series B MTN 7.860%	11/01/2007	130,000	135,911
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.(a) 6.875%	11/01/2014	150,000	137,250
Mediacom LLC/Mediacom Capital Corp. 9.500%	01/15/2013	300,000	297,750
Merrill Lynch & Co., Inc. 4.125%	01/15/2009	775,000	757,460
Molson Coors Capital Finance ULC 4.850%	09/22/2010	500,000	492,236
Mrs Fields Famous Brands LLC/Mrs Fields Financing Co., Inc. 11.500%	03/15/2011	500,000	405,000
Nisource Finance Corp. 3.200%	11/01/2006	135,000	133,143
Pacific Energy Partners LP/Pacific Energy Finance Corp. 6.250%	09/15/2015	125,000	124,688
Pacific Energy Partners LP/Pacific Energy Finance Corp. 7.125%	06/15/2014	335,000	348,400
Senior Housing Properties Trust REIT 8.625%	01/15/2012	50,000	54,875
Simon Property Group LP 6.875%	11/15/2006	175,000	177,603
Simon Property Group LP REIT 4.875%	03/18/2010	575,000	567,290
Sony Capital Corp.(a) 4.950%	11/01/2006	75,000	74,621
Sprint Capital Corp. 6.900%	05/01/2019	240,000	263,232

11

Telecom Italia Capital SA(b) 6.000%	09/30/2034	$500,000	$473,461
Texas Genco LLC/Texas Genco Financing Corp.(a) 6.875%	12/15/2014	190,000	205,675
Textron Financial Corp., Series E 2.690%	10/03/2006	155,000	152,822
United Dominion Realty Trust, Inc. REIT Series MTN 4.300%	07/01/2007	750,000	737,868
Universal City Florida Holding Co. 8.375%	05/01/2010	150,000	150,375
Universal City Florida Holding Co. 9.430%	05/01/2010	50,000	50,250
Verizon Global Funding Corp 4.375%	06/01/2013	900,000	845,291
Verizon Global Funding Corp. 6.125%	06/15/2007	500,000	507,121
Weingarten Realty Investors REIT Series A 4.857%	01/15/2014	720,000	690,150
			22,489,026
Food Retailers — 0.4%
Delhaize America, Inc 9.000%	04/15/2031	250,000	293,538
The Kroger Co. 6.750%	04/15/2012	175,000	183,385
The Kroger Co. 7.650%	04/15/2007	250,000	255,940
SuperValu, Inc. 7.875%	08/01/2009	600,000	633,656
			1,366,519
Foods — 0.7%
Campbell Soup Co. 5.500%	03/15/2007	1,125,000	1,126,905
Dean Foods Co. 6.900%	10/15/2017	100,000	101,250
General Mills, Inc 2.625%	10/24/2006	800,000	784,485
Hershey Foods Corp. 7.200%	08/15/2027	125,000	152,162
Land O’ Lakes, Inc. 8.750%	11/15/2011	150,000	157,500
Pinnacle Foods Holding Corp. 8.250%	12/01/2013	100,000	96,250
Wornick Co. 10.875%	07/15/2011	200,000	208,000
			2,626,552
Forest Products & Paper — 0.8%
Abitibi-Consolidated, Inc. 7.750%	06/15/2011	150,000	140,625
Abitibi-Consolidated, Inc.(b) 8.375%	04/01/2015	185,000	173,900

12

International Paper Co 3.800%	04/01/2008	$1,900,000	$1,839,536
Pregis Corp.(a) 12.375%	10/15/2013	400,000	406,000
Rock-Tenn Co. 8.200%	08/15/2011	350,000	349,125
			2,909,186
Healthcare — 0.5%
HCA, Inc. 6.950%	05/01/2012	200,000	205,780
Universal Health Services, Inc. 6.750%	11/15/2011	165,000	172,577
WellPoint Health Networks, Inc. 6.375%	06/15/2006	1,500,000	1,507,704
			1,886,061
Heavy Construction — 0.2%
K. Hovnanian Enterprises, Inc. 6.500%	01/15/2014	750,000	725,225
Heavy Machinery — 1.3%
Briggs & Stratton Corp. 7.250%	09/15/2007	325,000	336,700
Briggs & Stratton Corp. 8.875%	03/15/2011	555,000	620,750
Idex Corp. 6.875%	02/15/2008	135,000	137,925
Pentair, Inc. 7.850%	10/15/2009	570,000	616,923
Thermadyne Holdings Corp. 9.250%	02/01/2014	300,000	264,000
Timken Co. 5.750%	02/15/2010	645,000	644,754
Timken Co. 6.990%	11/01/2006	500,000	505,403
Timken Co., Series A 6.750%	08/21/2006	502,000	503,386
Toro Co. 7.800%	06/15/2027	390,000	441,210
York International Corp. 6.625%	08/15/2006	325,000	327,110
York International Corp 6.700%	06/01/2008	365,000	374,705
			4,772,866
Home Construction, Furnishings & Appliances — 0.9%
D.R. Horton, Inc. 4.875%	01/15/2010	220,000	213,699
Johnson Controls, Inc. 6.300%	02/01/2008	575,000	586,508

13

Maytag Corp. 8.630%	11/15/2007	$700,000	$700,000
Miller (Herman), Inc. 7.125%	03/15/2011	525,000	562,202
Newell Rubbermaid, Inc. 4.000%	05/01/2010	290,000	273,607
Steelcase, Inc. 6.375%	11/15/2006	930,000	929,715
			3,265,731
Industrial - Diversified — 1.0%
American Standard, Inc. 7.375%	02/01/2008	852,000	884,553
American Standard, Inc. 7.625%	02/15/2010	100,000	106,995
Blyth, Inc. 7.900%	10/01/2009	555,000	539,738
Carlisle Companies, Inc 7.250%	01/15/2007	775,000	785,355
Leucadia National Corp. 7.000%	08/15/2013	385,000	383,075
Leucadia National Corp. 7.750%	08/15/2013	300,000	316,500
Tekni-Plex, Inc.(a) 10.875%	08/15/2012	175,000	192,500
Tyco International Group SA 6.000%	11/15/2013	500,000	515,927
			3,724,643
Insurance — 0.0%
Humana, Inc. 7.250%	08/01/2006	100,000	100,788
Lodging — 0.4%
Hilton Hotels Corp. 7.200%	12/15/2009	85,000	89,360
Hilton Hotels Corp. 7.625%	05/15/2008	130,000	135,767
Hilton Hotels Corp. 7.950%	04/15/2007	160,000	164,070
Intrawest Corp. 7.500%	10/15/2013	250,000	256,250
Isle of Capri Casinos, Inc. 7.000%	03/01/2014	200,000	196,250
Majestic Star Casino LLC 9.500%	10/15/2010	250,000	266,875
MGM Mirage 6.750%	09/01/2012	230,000	234,025
Station Casinos, Inc. 6.500%	02/01/2014	200,000	199,500
			1,542,097

14

Manufacturing — 0.0%
Elgin National Industries, Inc., Series B 11.000%	11/01/2007	$125,000	$119,063
Medical Supplies — 0.5%
Bausch & Lomb, Inc. 6.950%	11/15/2007	135,000	138,610
Millipore Corp. 7.500%	04/01/2007	500,000	511,204
Thermo Electron Corp. 7.625%	10/30/2008	1,110,000	1,175,481
			1,825,295
Metals & Mining — 0.1%
Massey Energy Co.(a) 6.875%	12/15/2013	225,000	226,969
Trimas Corp. 9.875%	06/15/2012	260,000	222,300
			449,269
Prepackaged Software — 0.1%
Sungard Data Systems, Inc. 4.875%	01/15/2014	300,000	261,000
Real Estate — 0.2%
EOP Operating LP 6.750%	02/15/2008	545,000	561,055
First Industrial LP 7.600%	05/15/2007	175,000	179,312
			740,367
Restaurants — 1.0%
Aramark Services, Inc. 6.375%	02/15/2008	105,000	107,697
Aramark Services, Inc. 7.000%	07/15/2006	240,000	241,788
Aramark Services, Inc. 7.100%	12/01/2006	1,500,000	1,520,219
Sbarro, Inc. 11.000%	09/15/2009	300,000	301,500
Tricon Global Restaurants, Inc. 8.875%	04/15/2011	1,090,000	1,244,854
VICORP Restaurants, Inc. 10.500%	04/15/2011	150,000	140,625
			3,556,683
Retail — 0.4%
Fred Meyer, Inc. 7.450%	03/01/2008	750,000	780,114
J.C. Penney Co., Inc. 7.950%	04/01/2017	140,000	161,355
The May Department Stores Co. 3.950%	07/15/2007	260,000	255,280

15

Neiman-Marcus Group, Inc.(a) 10.375%	10/15/2015	$325,000	$335,156
			1,531,905
Retail - Grocery — 0.1%
Albertson’s, Inc. 7.500%	02/15/2011	250,000	254,566
Telephone Utilities — 0.7%
Cincinnati Bell, Inc. 8.375%	01/15/2014	350,000	343,875
Nextel Communications 7.375%	08/01/2015	300,000	317,048
Qwest Communications International, Inc. 7.250%	02/15/2011	150,000	150,750
Qwest Corp. 8.875%	03/15/2012	70,000	77,525
Rogers Wireless Communications, Inc. 7.250%	12/15/2012	45,000	47,588
Rogers Wireless Communications, Inc. 7.500%	03/15/2015	35,000	37,975
Rogers Wireless Communications, Inc. 8.000%	12/15/2012	45,000	47,700
SBC Communications, Inc. 6.125%	02/15/2008	372,000	376,919
SBC Communications, Inc. 6.150%	09/15/2034	750,000	738,428
Verizon Virginia, Inc. Series A 4.625%	03/15/2013	610,000	567,676
			2,705,484
Transportation — 1.9%
Burlington Northern Santa Fe Corp. 6.750%	03/15/2029	490,000	551,514
Burlington Northern Santa Fe Corp. 7.875%	04/15/2007	750,000	774,686
Burlington Northern Santa Fe Corp., Series H 9.250%	10/01/2006	555,000	569,982
CNF, Inc. 8.875%	05/01/2010	85,000	94,495
CSX Corp. 6.250%	10/15/2008	250,000	257,098
CSX Corp. 7.450%	05/01/2007	634,000	651,571
Hornbeck Offshore Services, Inc.(a) 6.125%	12/01/2014	155,000	155,000
Hornbeck Offshore Services, Inc., Series B 6.125%	12/01/2014	235,000	235,000
Norfolk Southern Corp. 6.000%	04/30/2008	375,000	381,165
Stanadyne Corp. 10.000%	08/15/2014	250,000	240,000

16

TTX Co.(a) 4.500%	12/15/2010	$1,000,000	$946,765
Union Pacific Corp. 6.400%	02/01/2006	650,000	650,000
Union Pacific Corp. 7.375%	09/15/2009	750,000	804,487
Union Pacific Corp., Series E MTN 6.790%	11/09/2007	500,000	514,580
			6,826,343
TOTAL CORPORATE DEBT (Cost $143,637,320)			141,817,960
NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 5.8%
Collateralized Mortgage Obligations — 5.8%
Financial Services — 5.8%
ABN AMRO Mortgage Corp., Series 2003-12, Class 1A 5.000%	12/25/2033	719,298	688,858
Bank of America Mortgage Securities, Series 2004-G, Class 2A7 4.570%	08/25/2034	451,060	442,226
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-5, Class IIA 4.015%	07/25/2034	1,416,768	1,374,828
Countrywide Home Loans, Inc., Series 2003-42, Class 1A1 3.630%	09/25/2033	280,908	278,503
Countrywide Home Loans, Inc., Series 2004-2, Class 1A1 4.160%	02/25/2034	244,701	242,304
CS First Boston Mortgage Securities Corp., Series 2003-7, Class 1A24 4.500%	02/25/2033	164,934	164,317
CS First Boston Mortgage Securities Corp., Series 2004-C1, Class A1 2.254%	01/15/2037	382,595	371,647
First Nationwide Trust, Series 2001-5, Class A1 6.750%	10/21/2031	458,431	458,437
GE Capital Commercial Mortgage Corp., Series 2002-1A, Class A1 5.033%	12/10/2035	142,019	141,883
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1 4.600%	08/25/2034	547,290	546,508
IndyMac Bancorp, Inc. Mortgage Loan Trust, Series 2004-AR4, Class 1A 4.610%	08/25/2034	843,499	837,527
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A6 3.787%	11/21/2034	2,975,000	2,850,351

17

MASTR Asset Securitization Trust, Series 2003-12, Class 6A1 5.000%	12/25/2033	$1,183,860	$1,133,784
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class IA 4.550%	07/25/2033	206,169	205,417
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IA 4.133%	02/25/2034	130,721	130,128
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IIA2 4.601%	02/25/2034	1,017,793	1,002,108
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A 5.261%	02/25/2034	37,726	37,999
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A 4.990%	03/25/2034	397,239	397,564
Structured Asset Securities Corp., Series 2002-11A, Class 2A1 5.600%	06/25/2032	166,856	167,031
Structured Asset Securities Corp., Series 2003-30, Class 1A1 5.500%	10/25/2033	248,338	242,641
Structured Asset Securities Corp., Series 2003-7H, Class A1II 6.500%	03/25/2033	850,392	856,238
Vendee Mortgage Trust, Series 1992-1, Class 2Z 7.750%	05/15/2022	60,979	64,705
Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2004-RA1, Class 2A 7.000%	03/25/2034	507,973	512,749
Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2004-RA4, Class 2A 6.500%	08/25/2034	276,693	280,919
Washington Mutual, Inc., Series 2003 S11, Class A1 5.000%	11/25/2033	1,013,810	970,904
Washington Mutual, Inc., Series 2004 AR14, Class A1 4.270%	01/25/2035	1,750,385	1,707,073
Washington Mutual, Inc., Series 2004-AR2, Class A 4.878%	04/25/2044	803,962	807,865
Wells Fargo Mortgage Backed Securities Trust, Series 2004-P, Class 2A1 4.226%	09/25/2034	1,139,352	1,113,149

18

Wells Fargo Mortgage Backed Securities Trust, Series 2004-Z, Class 2A1 4.578%	12/25/2034	$1,501,933	$1,473,988
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR10, Class 2A2 4.110%	06/25/2035	1,628,810	1,598,386
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $21,505,401)			21,100,037
SOVEREIGN DEBT OBLIGATIONS — 0.4%
Province of Ontario 4.750%	01/19/2016	1,525,000	1,501,329
United Mexican States 8.375%	01/14/2011	100,000	113,500
TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $1,625,542)			1,614,829
U.S. GOVERNMENT AGENCY OBLIGATIONS — 26.8%
Federal Home Loan Mortgage Corporation (FHLMC) — 5.3%
Collateralized Mortgage Obligations — 0.0%
FHLMC, Series 2178, Class PB 7.000%	08/15/2029	158,147	163,095
Pass-Through Securities — 5.3%
FHLMC 5.000%	11/01/2018 - 01/01/2020	2,414,232	2,386,788
FHLMC 5.500%	06/01/2017 - 11/01/2031	210,897	210,623
FHLMC 6.000%	04/01/2017 - 02/01/2018	66,788	68,082
FHLMC 7.000%	09/01/2031	16,839	17,498
FHLMC 7.500%	09/01/2024 - 02/01/2030	104,818	110,517
FHLMC TBA(c) 5.500%	02/01/2021	16,371,000	16,455,412
Total-Pass Through Securities			19,248,920
Total Federal Home Loan Mortgage Corporation			19,412,015

19

Federal National Mortgage Association (FNMA) — 21.4%
Pass-Through Securities — 21.4%
FNMA 3.875%	02/15/2010	$7,300,000	$7,055,038
FNMA 4.500%	09/01/2018 - 08/01/2020	10,028,246	9,732,038
FNMA 5.000%	03/01/2018 - 09/01/2035	11,951,577	11,606,630
FNMA 5.500%	03/01/2017 - 09/01/2035	27,088,047	26,958,681
FNMA 6.420%	11/01/2008	29,132	30,030
FNMA 6.500%	07/01/2016	32,807	33,690
FNMA 7.500%	04/01/2031 - 06/01/2031	69,854	73,210
FNMA TBA(c) 5.000%	02/01/2036	9,500,000	9,177,891
FNMA TBA(c) 5.500%	02/01/2036	13,887,000	13,732,940
Total Pass-Through Securities			78,400,148
Government National Mortgage Association (GNMA) — 0.1%
Pass-Through Securities — 0.1%
GNMA 7.000%	10/15/2027 - 08/15/2032	197,666	208,597
GNMA 8.000%	08/15/2026 - 03/15/2027	37,379	39,715
Total Pass-Through Securities			248,312
Other Agencies — 0.0%
Pass-Through Securities — 0.0%
New Valley Generation IV TVA 4.687%	01/15/2022	94,141	92,862
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $99,101,969)			98,153,337

20

U.S. TREASURY OBLIGATIONS — 21.9%
U.S. Treasury Bonds — 7.8%
U.S. Treasury Bond 3.000%	11/15/2007	$3,600,000	$3,506,344
U.S. Treasury Bond(b) (d) (e) 6.125%	08/15/2029	19,380,000	23,192,410
U.S. Treasury Bond 7.125%	02/15/2023	1,500,000	1,913,906
			28,612,660
U.S. Treasury Notes — 14.1%
U.S. Treasury Note(b) 3.375%	11/15/2008	1,350,000	1,310,660
U.S. Treasury Note(b) 3.375%	10/15/2009	11,130,000	10,707,407
U.S. Treasury Note 3.875%	05/15/2010	945,000	921,818
U.S. Treasury Note 4.000%	11/15/2012	35,000	33,923
U.S. Treasury Note(b) 4.000%	02/15/2014	6,755,000	6,506,965
U.S. Treasury Note(b) 4.000%	02/15/2015	16,070,000	15,424,690
U.S. Treasury Note(b) 5.000%	02/15/2011	8,395,000	8,587,167
U.S. Treasury Note(b) 5.000%	08/15/2011	7,790,000	7,979,881
			51,472,511
TOTAL U.S. TREASURY OBLIGATIONS (Cost $80,761,431)			80,085,171
TOTAL BONDS & NOTES (Cost $350,005,678)			346,104,943
TOTAL LONG TERM INVESTMENTS (Cost $350,143,920)			346,172,108
SHORT-TERM INVESTMENTS — 33.3%
Cash Equivalents — 19.9%(g)
Abbey National PLC Eurodollar Time Deposit 4.310%	02/02/2006	1,968,579	1,968,579
American Beacon Money Market Fund(f)		699,144	699,144
ANZ Banking Group Ltd. Commercial Paper 4.453%	03/14/2006	1,640,488	1,640,488
Banco Santander Central Hispano SA Commercial Paper 4.430%	03/06/2006	1,312,390	1,312,390
BancoBilbao Vizcaya Argentaria SA Eurodollar Time Deposit 4.520%	03/27/2006	2,624,780	2,624,780
Bank of America 4.490%	03/20/2006	1,722,512	1,722,512

21

Bank of America 4.520%	03/17/2006	$1,262,278	$1,262,278
Bank of Montreal Eurodollar Time Deposit 4.420%	02/17/2006	1,640,488	1,640,488
Bank of Montreal Eurodollar Time Deposit 4.430%	02/21/2006	820,244	820,244
Bank of Nova Scotia Eurodollar Time Deposit 4.500%	03/27/2006	1,640,488	1,640,488
Barclays Eurodollar Time Deposit 4.410%	02/27/2006	820,244	820,244
Barclays Eurodollar Time Deposit 4.470%	03/17/2006	1,312,390	1,312,390
Barclays Eurodollar Time Deposit 4.500%	03/24/2006	820,244	820,244
Barclays Eurodollar Time Deposit 4.535%	03/28/2006	984,293	984,293
BGI Institutional Money Market Fund(f)		4,270,840	4,270,840
Branch Banker & Trust Eurodollar Time Deposit 4.325%	02/03/2006	1,640,488	1,640,488
Calyon Eurodollar Time Deposit 4.335%	02/06/2006	1,640,488	1,640,488
Calyon Eurodollar Time Deposit 4.455%	03/02/2006	1,640,488	1,640,488
Calyon Eurodollar Time Deposit 4.500%	03/24/2006	1,640,488	1,640,488
Canadian Imperial Bank of Commerce Eurodollar Time Deposit 4.300%	02/01/2006	2,460,732	2,460,732
Deutsche Bank Eurodollar Time Deposit 4.450%	03/13/2006	1,640,488	1,640,488
Deutsche Bank Eurodollar Time Deposit 4.490%	03/23/2006	656,195	656,195
Federal Home Loan Bank 4.365%	02/22/2006	683,455	683,455
Fortis Bank Eurodollar Time Deposit 4.420%	02/07/2006	1,640,488	1,640,488
Fortis Bank Eurodollar Time Deposit 4.470%	02/15/2006	656,195	656,195
Fortis Bank Eurodollar Time Deposit 4.500%	02/27/2006	984,293	984,293
Freddie Mac 4.426%	02/28/2006	847,226	847,226
Goldman Sachs Financial Square Prime Obligations Money Market Fund(f)		1,148,341	1,148,341
Merrimac Cash Fund, Premium Class(f)		262,478	262,478
Rabobank Nederland Eurodollar Time Deposit 4.510%	03/01/2006	2,952,878	2,952,878
Rabobank Nederland Eurodollar Time Deposit 4.520%	03/28/2006	1,312,390	1,312,390
Royal Bank of Canada Eurodollar Time Deposit 4.480%	03/21/2006	3,280,975	3,280,975

22

Skandinaviska Enskilda Banken AB Eurodollar Time Deposit 4.420%	02/17/2006	$2,460,732	$2,460,732
Societe Generale Eurodollar Time Deposit 4.460%	03/01/2006	2,460,732	2,460,732
Svenska Handlesbanken Eurodollar Time Deposit 4.470%	02/01/2006	5,212,213	5,212,213
The Bank of the West Eurodollar Time Deposit 4.500%	03/20/2006	2,296,683	2,296,683
Toronto Dominion Bank Eurodollar Time Deposit 4.440%	02/14/2006	3,280,975	3,280,975
UBS AG Eurodollar Time Deposit 4.430%	03/10/2006	1,640,488	1,640,488
Wachovia Bank NA Eurodollar Time Deposit 4.390%	02/01/2006	1,640,488	1,640,488
Wells Fargo Eurodollar Time Deposit 4.300%	02/03/2006	3,280,975	3,280,975
Wells Fargo Eurodollar Time Deposit 4.430%	02/28/2006	656,195	656,195
Wells Fargo Eurodollar Time Deposit 4.500%	02/07/2006	1,213,961	1,213,961
			72,770,930
Commercial Paper — 13.4%
Alcoa, Inc. 4.320%	02/03/2006	3,586,000	3,584,709
Alltel Corp. 4.370%	02/01/2006	4,614,000	4,613,440
Block Financial Corp. 4.550%	02/10/2006	3,935,000	3,930,027
Boston Scientific Corp. 4.600%	02/09/2006	5,000,000	4,994,250
Centex Corp. 4.450%	02/07/2006	3,081,000	3,078,334
Consolidated Natural Gas Co. 4.430%	02/02/2006	4,510,000	4,508,890
Public Service Co. of Colorado 4.500%	02/06/2006	3,100,000	3,097,675
Sara Lee Corp.(a) 4.550%	02/08/2006	3,388,000	3,384,574
South Carolina Electric & Gas 4.520%	02/21/2006	5,785,000	5,769,747

23

Verizon Network Funding 4.530%	02/13/2006	$5,940,000	$5,930,283
Walt Disney Co. 4.530%	02/16/2006	6,000,000	5,987,920
			48,879,849
TOTAL SHORT-TERM INVESTMENTS (At Amortized Cost)			121,650,779
TOTAL INVESTMENTS — 127.9% (Cost $471,794,699)(h)			$467,822,887
Other Assets/(Liabilities) — (27.9%)			(102,046,006)
NET ASSETS — 100.0%			$365,776,881

Notes to Portfolio of Investments

MTN - Medium Term Note

REIT - Real Estate Investment Trust

TBA - To be announced

(a)

Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2006, these securities amounted to a value of $21,857,881 or 6.0% of net assets.

(b)	Denotes all or a portion of security on loan. (Note 2).
(c)	A portion of this security is purchased on a forward commitment basis. (Note 2).
(d)	All or a portion of this security is segregated to cover forward purchase commitments. (Note 2).
(e)	This security is held as collateral for open futures contracts. (Note 2).
(f)	Amount represents shares owned of the fund.
(g)	Represents investments of security lending collateral. (Note 2).
(h)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

24

MassMutual Premier Strategic Income Fund — Portfolio of Investments

January 31, 2006 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 3.4%
COMMON STOCK — 3.1%
Aerospace & Defense — 0.0%
BAE Systems PLC	7,800	$57,706
Apparel, Textiles & Shoes — 0.0%
Reebok International Ltd.(a)	890	52,501
Automotive & Parts — 0.0%
DaimlerChrysler AG Registered	980	56,067
The Goodyear Tire & Rubber Co.(a) (b)	2,910	45,512
		101,579
Banking, Savings & Loans — 0.1%
Beverly Hills Bancorp, Inc.	20,900	222,585
BNP Paribas SA	630	55,991
Lloyds TSB Group PLC	6,090	55,244
Rolls-Royce Group	260,186	461
		334,281
Broadcasting, Publishing & Printing — 0.1%
Liberty Global, Inc. Cl. A(b)	4,872	104,261
Liberty Global, Inc. Cl. C(b)	4,872	98,512
Pagesjuanes	1,970	49,926
		252,699
Building Materials & Construction — 0.0%
Louisiana-Pacific Corp.	1,880	55,366
Chemicals — 0.1%
Pioneer Cos., Inc.(b)	6,200	192,200
Commercial Services — 0.0%
Aggreko PLC	10,970	53,636
Taylor Woodrow PLC	7,820	54,116
		107,752
Communications — 0.3%
Avaya, Inc.(b)	4,820	50,851
Deutsche Telekom AG	3,080	48,590
Loral Space & Communications(b)	4,804	127,690
NTL, Inc.(b)	9,700	613,525
		840,656
Computers & Information — 0.0%
Apple Computer, Inc.(b)	700	52,857

Electric Utilities — 0.1%
Allegheny Energy, Inc.(b)	1,620	$56,360
Mirant Corp.(b)	488	13,664
TXU Corp.	1,010	51,146
		121,170
Electrical Equipment & Electronics — 0.1%
Advanced Micro Devices, Inc.(b)	1,610	67,395
Electrocomponents PLC	10,590	56,399
Rolls-Royce Group PLC(b)	6,850	52,739
Schneider Electric SA	570	59,303
		235,836
Energy — 0.4%
Amerada Hess Corp.(a)	390	60,372
Anadarko Petroleum Corp.	530	57,145
Apache Corp.	730	55,137
Ashland, Inc.	870	57,350
Burlington Resources, Inc.	590	53,843
ConocoPhillips	860	55,642
Devon Energy Corp.	800	54,568
EOG Resources, Inc.	660	55,796
Kerr-McGee Corp.	550	60,715
Marathon Oil Corp.	797	61,265
Murphy Oil Corp.	930	53,010
Nabors Industries Ltd.(b)	660	53,625
Nippon Mining Holdings, Inc.	7,300	59,911
Occidental Petroleum Corp.	600	58,626
Showa Shell Sekiyu KK	4,270	49,966
Sunoco, Inc.(a)	630	59,976
TonenGeneral Sekiyu KK	4,852	49,615
Transocean, Inc.(b)	710	57,617
Valero Energy Corp.	960	59,933
XTO Energy, Inc.	1,140	55,951
		1,130,063
Financial Services — 0.5%
Bear Stearns Companies, Inc.	450	56,907
E*TRADE Financial Corp.(b)	2,480	58,999
Euronext	970	59,445
The Goldman Sachs Group, Inc.	400	56,500
JFE Holdings Inc.	1,510	54,373
Lehman Brothers Holdings, Inc.	400	56,180
Societe Generale Cl. A	420	55,282
Telewest Global, Inc.(b)	34,500	803,850
		1,201,536
Foods — 0.0%
Suedzucker AG	2,180	52,650

Healthcare — 0.0%
Express Scripts, Inc.(b)	600	$54,774
Humana, Inc.(b)	930	51,866
		106,640
Heavy Construction — 0.1%
Barratt Developments PLC	3,020	53,452
Sodexho Alliance SA	1,240	55,956
Technip SA	840	57,068
		166,476
Heavy Machinery — 0.1%
Amada Co., Ltd.	5,880	53,292
Chiyoda Corp.	2,170	55,725
Hochtief AG	1,140	59,625
Komatsu Ltd.	3,000	55,358
Kubota Corp.	6,050	57,677
		281,677
Home Construction, Furnishings & Appliances — 0.2%
Centex Corp.	710	50,687
D.R. Horton, Inc.	1,410	52,621
KB Home	690	52,578
Lennar Corp. Cl. A(a)	830	51,925
Persimmon PLC	2,370	52,858
Walter Industries, Inc.(a)	2,200	139,150
		399,819
Industrial Services — 0.1%
MAN AG	960	54,933
Suez SA	1,640	60,392
		115,325
Insurance — 0.1%
Britannic PLC	4,590	52,329
Chubb Corp.	530	50,006
Cigna Corp.	460	55,936
Conseco, Inc.(a) (b)	5,300	129,161
Royal & Sun Alliance Insurance Group PLC	23,250	51,745
		339,177
Machinery & Components — 0.0%
Cummins, Inc.(a)	570	55,461
Metals & Mining — 0.3%
Allegheny Technologies, Inc.	1,440	74,664
Anglo American PLC	1,460	55,955
Arcelor	2,060	72,143
Daido Steel Co., Ltd.	5,440	53,568
Freeport-McMoRan Copper & Gold, Inc. Cl. B	920	59,110
Nippon Steel Corp.	14,524	53,965
Nucor Corp.(a)	750	63,173
Phelps Dodge Corp.(a)	350	56,175
Rio Tinto PLC	1,120	57,107

Sumitomo Metal Industries, Ltd.	13,690	$55,796
ThyssenKrupp AG	2,450	62,502
United States Steel Corp.	1,050	62,738
		726,896
Pharmaceuticals — 0.1%
Charles River Laboratories International, Inc.(b)	1,700	78,421
King Pharmaceuticals, Inc.(b)	3,040	57,000
		135,421
Prepackaged Software — 0.1%
Computer Associates International, Inc.(a)	1,870	51,051
Novell, Inc.(a) (b)	5,910	57,563
Oracle Corp. Japan	1,000	50,222
		158,836
Real Estate — 0.0%
Gecina SA	450	52,827
Retail — 0.0%
Office Depot, Inc.(b)	1,620	53,703
Telephone Utilities — 0.1%
Equinix, Inc.(a) (b)	2,900	136,097
USA Mobility, Inc.	3,400	95,098
		231,195
Tobacco — 0.0%
British American Tobacco PLC	2,290	51,487
Reynolds American, Inc.(a)	540	54,610
		106,097
Transportation — 0.2%
Burlington Northern Santa Fe Corp.	740	59,289
Deutsche Post AG	2	56
First Choice Holidays PLC	11,790	51,367
Kawasaki Kisen Kaisha, Ltd.	8,000	51,429
Keisei Electric Co.	7,493	51,813
Nippon Yusen Kabushiki Kaish	7,440	55,005
Norfolk Southern Corp.	1,200	59,808
TUI AG(a)	2,510	53,060
		381,827
Water Companies — 0.0% United Utilities PLC	4,430	53,211
TOTAL COMMON STOCK (Cost $7,148,320)		8,153,440
PREFERRED STOCK — 0.3%
Automotive & Parts — 0.0%
Volkswagen AG	1,290	55,355
Broadcasting, Publishing & Printing — 0.1%
Paxson Communications(b)	16	137,600

Electric Utilities — 0.0%
RWE AG	800	$59,176
Electrical Equipment & Electronics — 0.0%
Loral Skynet Corp.(b)	633	118,767
Financial Services — 0.2%
Pennsylvania Real Estate Investment Trust REIT	2,000	113,800
Sovereign Real Estate Investment Corp. REIT(b) (c)	200	292,000
		405,800
Healthcare/Supplies & Services — 0.0%
Fresenius Medical Care AG	540	50,949
TOTAL PREFERRED STOCK (Cost $707,217)		827,647
TOTAL EQUITIES (Cost $7,855,537)		8,981,087
WARRANTS — 0.0%
Financial Services — 0.0%
Mirant Americas Generation Inc.(b)	86,000	0
Orion Network Systems, Inc. Escrow Cusip(b)	446,000	4,460
		4,460
TOTAL WARRANTS (Cost $0)		4,460

		Principal
		Amount	Market Value
BONDS & NOTES — 91.7%
ASSET BACKED SECURITIES — 0.7%
Financial Services — 0.7%
Capital Auto Receivables Asset Trust, Series 2004-2, Class A3 3.580%	01/15/2009	$180,000	$176,400
CIT Equipment Collateral, Series 2004-DFS, Class A2(c) 2.660%	11/20/2006	92,683	92,451
Consumer Credit Reference IDX Securities Program, Series 2002-2A, Class FX(c) 10.421%	03/22/2007	559,000	569,885
Daimler Chrysler Auto Trust, Series 2004-C, Class A2 2.620%	06/08/2007	78,525	78,316
Daimler Chrysler Auto Trust, Series 2005-A, Class A2 3.170%	09/08/2007	105,213	104,852
Ford Credit Auto Owner Trust, Series 2005-A, Class A3 3.480%	11/15/2008	130,000	128,111

Goldman Sachs Asset Management CBO Ltd., Series 1A, Class D(c) 12.540%	06/13/2011	$224,000	$2,240
Green Tree Financial Corp., Series 1997-5, Class M1 6.950%	05/15/2029	186,000	150,552
Honda Auto Receivables Owner Trust, Series 2005-1, Class A2 3.210%	05/21/2007	45,353	45,204
Mirant Mid Atlantic LLC, Series 2001, Class A(d) 8.625%	06/30/2012	103,803	121,190
Popular ABS Mortgage Pass-Through Trust, Series 2005-6, Class A3 5.680%	12/25/2035	70,000	70,000
SSB RV Trust, Series 2001-1, Class B 6.640%	04/15/2018	93,000	95,107
USAA Auto Owner Trust, Series 2004-3, Class AW 2.790%	06/15/2007	30,115	30,072
Volkswagen Auto Lease Trust, Series 2004-A, Class A2 2.470%	01/22/2007	26,602	26,559
Wachovia Auto Owner Trust, Series 2004-B, Class A2 2.400%	05/21/2007	11,124	11,112
Wells Fargo Home Equity Trust, Series 2004-2, Class AI1B 2.940%	02/25/2018	81,035	80,427
TOTAL ASSET BACKED SECURITIES (Cost $1,839,975)			1,782,478
CORPORATE DEBT — 33.8%
Advertising — 0.2%
Lamar Media Corp. 6.625%	08/15/2015	224,000	225,120
Vertis, Inc. 9.750%	04/01/2009	284,000	293,940
			519,060
Aerospace & Defense — 0.2%
Alliant Techsystems, Inc. 8.500%	05/15/2011	108,000	113,400
BE Aerospace, Inc. 8.875%	05/01/2011	71,000	74,639
DRS Technologies, Inc. 6.625%	02/01/2016	100,000	100,750
DRS Technologies, Inc. 7.625%	02/01/2018	45,000	45,675
TransDigm, Inc. 8.375%	07/15/2011	116,000	121,800
			456,264

Air Transportation — 0.1%
AMR Corp.(a) 9.000%	08/01/2012	$50,000	$45,562
ATA Holdings Corp.(d) 13.000%	02/01/2009	382,000	15,280
Petroleum Helicopters, Inc. 9.375%	05/01/2009	75,000	78,937
			139,779
Apparel, Textiles & Shoes — 0.4%
Collins & Aikman Floor Cover Co. 9.750%	02/15/2010	71,000	65,320
INVISTA(c) 9.250%	05/01/2012	320,000	340,800
Levi Strauss & Co. 9.280%	04/01/2012	120,000	123,000
Levi Strauss & Co. 9.750%	01/15/2015	340,000	358,275
Quiksilver, Inc. 6.875%	04/15/2015	100,000	96,000
Russell Corp. 9.250%	05/01/2010	93,000	94,976
			1,078,371
Automotive & Parts — 0.7%
Asbury Automotive Group, Inc. 9.000%	06/15/2012	220,000	223,300
Autonation, Inc. 9.000%	08/01/2008	105,000	112,744
Dana Corp. 10.125%	03/15/2010	130,000	101,400
Eagle-Picher Industries, Inc.(a) (d) 9.750%	09/01/2013	28,000	21,175
Ford Motor Co. 7.450%	07/16/2031	100,000	73,750
General Motors Corp.(a) 8.375%	07/15/2033	100,000	74,000
The Goodyear Tire & Rubber Co. 7.857%	08/15/2011	219,000	213,525
The Goodyear Tire & Rubber Co. 9.000%	07/01/2015	190,000	190,000
Navistar International Corp. 6.250%	03/01/2012	60,000	56,100
Tenneco Automotive, Inc.(a) 8.625%	11/15/2014	249,000	250,245
Tenneco Automotive, Inc. 10.250%	07/15/2013	116,000	129,920
TRW Automotive, Inc. 9.375%	02/15/2013	73,000	79,387

Visteon Corp. 7.000%	03/10/2014	$75,000	$58,031
Visteon Corp. 8.250%	08/01/2010	250,000	210,625
			1,794,202
Banking, Savings & Loans — 3.7%
Alamosa Delaware, Inc. 12.500%	02/01/2011	209,000	225,720
Bank Plus Corp. 12.000%	07/18/2007	155,000	165,850
Bankunited Capital Trust Preferred 10.250%	12/31/2026	375,000	408,750
Barclays Bank PLC, RUB(e) 0.000%	08/18/2008	132,000,000	4,045,084
CSFB (Exim Ukraine) 6.800%	10/04/2012	110,000	104,698
Di Finance/Dyncorp International-Series B 9.500%	02/15/2013	155,000	159,650
Dresdner Bank AG for Ukreximbank 8.750%	02/10/2010	220,000	223,850
European Investment Bank, JPY(e) 1.900%	01/26/2026	51,000,000	424,786
HSBC Bank PLC 0.000%	01/12/2010	800,000	549,808
ING Bank NV(c) (e) 11.890%	12/30/2009	290,000	70,842
Inter-American Development Bank 0.000%	12/08/2009	250,000	106,338
JP Morgan Chase Bank(c) 0.000%	11/30/2012	367,142	250,795
JP Morgan Chase Bank 0.000%	01/05/2016	1,979,004	676,424
JP Morgan Jersey, Ltd., Series G MTN, BRL 0.000%	01/02/2015	2,170,000	286,984
JSG Funding PLC 7.750%	04/01/2015	90,000	79,650
JSG Funding PLC 9.625%	10/01/2012	119,000	122,867
Kuznetski Capital for Bank of Moscow(c) 7.375%	11/26/2010	485,000	506,825
Sensus Metering Systems, Inc. 8.625%	12/15/2013	200,000	182,000
Skynet Corp.(a) 14.000%	10/15/2015	77,000	94,710
Tronox Worldwide/Finance(c) 9.500%	12/01/2012	130,000	135,525
UBS Luxembourg SA 6.230%	02/11/2015	690,000	699,605

Vanguard Health 0.000%	10/01/2015	$100,000	$73,000
Western Financial Bank Corp. 9.625%	05/15/2012	142,000	159,040
			9,752,801
Beverages — 0.1%
Argentine Beverages Financial Trust(c) 7.375%	03/22/2012	135,000	136,350
Constellation Brands, Inc. 8.125%	01/15/2012	75,000	78,562
			214,912
Broadcasting, Publishing & Printing — 2.7%
Adelphia Communications Corp.(d) 8.125%	07/15/2033	80,000	52,000
Adelphia Communications Corp.(d) 8.375%	02/01/2008	164,000	108,650
Adelphia Communications Corp.(a) (d) 10.250%	06/15/2011	100,000	69,750
Adelphia Communications Corp., Series B(d) 9.250%	10/01/2032	235,000	154,512
Allbritton Communications Co. 7.750%	12/15/2012	104,000	104,260
American Media Operations, Inc. 10.250%	05/01/2009	150,000	137,625
Block Communications, Inc.(c) 8.250%	12/15/2015	90,000	89,212
Cablevision Systems Corp., Series B(a) 8.000%	04/15/2012	100,000	95,250
CCH I Holdings LLC(c) 0.000%	05/15/2014	318,000	162,180
CCH II Holdings LLC(c) 10.250%	09/15/2010	245,000	240,712
CCH II LLC/Charter Communications Holdings II Capital Corp. 10.250%	09/15/2010	200,000	196,750
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.(c) 8.375%	04/30/2014	671,000	670,161
CSC Holdings, Inc. 7.625%	04/01/2011	256,000	256,320
CSC Holdings, Inc. 7.625%	07/15/2018	200,000	191,000
Dex Media Inc. 0.000%	11/15/2013	200,000	165,000
Dex Media, Inc. 8.000%	11/15/2013	667,000	685,342
Emmis Operating Co. 6.875%	05/15/2012	104,000	101,400

Entercom Radio LLC/Entercom Capital, Inc. 7.625%	03/01/2014	$75,000	$76,312
Granite Broadcasting Corp.(a) 9.750%	12/01/2010	200,000	172,500
Lin Television Corp. 6.500%	05/15/2013	122,000	115,290
Mediacom Broadband LLC(c) 8.500%	10/15/2015	75,000	70,875
Medianews Group, Inc. 6.875%	10/01/2013	375,000	352,500
Paxson Communications(c) 10.777%	01/15/2013	190,000	182,400
Primedia, Inc. 8.000%	05/15/2013	183,000	159,210
Primedia, Inc. 8.875%	05/15/2011	200,000	187,000
Radio One, Inc. 8.875%	07/01/2011	108,000	113,535
RH Donnelley Corp. 6.875%	01/15/2013	200,000	183,500
RH Donnelley Corp.(c) 6.875%	01/15/2013	220,000	201,300
RH Donnelley Corp. Series 6(c) 6.875%	01/15/2013	395,000	362,412
RH Donnelley Corp. Series 6(c) 8.875%	01/15/2016	370,000	374,162
Shaw Communications, Inc., Series B 8.540%	09/30/2027	543,000	498,587
Sinclair Broadcast Group, Inc. 8.000%	03/15/2012	525,000	531,562
			7,061,269
Building Materials & Construction — 0.1%
Goodman Global Holding Co., Inc.(a) (c) 7.875%	12/15/2012	50,000	47,250
Omnicare Inc. 6.750%	12/15/2013	50,000	50,000
Omnicare Inc. 6.875%	12/15/2015	65,000	65,081
			162,331
Chemicals — 1.2%
ALROSA Finance SA(c) 8.875%	11/17/2014	700,000	799,750
Church & Dwight Co., Inc. 6.000%	12/15/2012	150,000	147,375
Equistar Chemicals, LP/Equistar Funding Corp. 8.750%	02/15/2009	206,000	216,815
Equistar Chemicals, LP/Equistar Funding Corp. 10.625%	05/01/2011	99,000	108,900

Graham Packaging Co.(a) 9.875%	10/15/2014	$86,000	$85,140
Huntsman International LLC(a) (c) 7.375%	01/01/2015	199,000	201,487
Huntsman International LLC 10.125%	07/01/2009	326,000	337,002
Huntsman International LLC 10.125%	07/01/2009	123,000	154,070
Huntsman International LLC 11.500%	07/15/2012	71,000	81,472
Ineos Group Holdings PLC(c) 8.500%	02/15/2016	250,000	250,000
Innophos, Inc.(c) 9.625%	08/15/2014	200,000	205,000
ISP Holdings, Inc., Series B 10.625%	12/15/2009	153,000	161,415
Lyondell Chemical Co. 10.500%	06/01/2013	75,000	84,562
Lyondell Chemical Co., Series A 9.625%	05/01/2007	276,000	288,765
Rhodia SA(a) 10.250%	06/01/2010	31,000	34,332
Westlake Chemicals 6.625%	01/15/2016	75,000	75,094
			3,231,179
Commercial Services — 1.1%
Aleris International, Inc. 10.375%	10/15/2010	95,000	104,500
Allied Waste North America, Inc. 7.250%	03/15/2015	20,000	20,200
Allied Waste North America, Inc. 8.875%	04/01/2008	615,000	648,056
Allied Waste North America, Inc. 9.250%	09/01/2012	16,000	17,320
Cenveo Corp. 9.625%	03/15/2012	220,000	235,950
Comforce Operating, Inc. 12.000%	12/01/2007	109,000	108,591
Corrections Corp. of America 6.250%	03/15/2013	125,000	123,125
Hertz Corp.(c) 8.875%	01/01/2014	255,000	263,287
Hertz Corp.(a) (c) 10.500%	01/01/2016	95,000	99,275
Inland Fiber Group LLC(d) 9.625%	11/15/2007	186,000	96,720
Iron Mountain, Inc. 7.750%	01/15/2015	68,000	69,020

Quintiles Transnational Corp. 10.000%	10/01/2013	$91,000	$101,010
Rotech Healthcare, Inc. 9.500%	04/01/2012	194,000	203,942
Standard Parking Corp. 9.250%	03/15/2008	182,000	178,360
United Rentals North America, Inc.(a) 7.000%	02/15/2014	391,000	370,472
Universal Compression, Inc. 7.250%	05/15/2010	119,000	122,570
Valor Telecommunications Enterprises LLC/Finance Corp. 7.750%	02/15/2015	60,000	61,950
			2,824,348
Communications — 1.3%
American Tower Corp. 7.500%	05/01/2012	153,000	160,267
American Tower Escrow Corp. 0.000%	08/01/2008	224,000	176,680
Echostar DBS Corp. 6.625%	10/01/2014	312,000	302,640
Echostar DBS Corp.(c) 7.125%	02/01/2016	100,000	98,625
Echostar DBS Corp. 9.125%	01/15/2009	42,000	43,942
Intelsat Bermuda Ltd.(c) 8.625%	01/15/2015	370,000	370,925
L-3 Communications Corp 6.375%	10/15/2015	185,000	184,075
L-3 Communications Corp. 5.875%	01/15/2015	149,000	143,785
L-3 Communications Corp. 6.125%	01/15/2014	100,000	98,750
Lucent Technologies, Inc. 6.450%	03/15/2029	601,000	504,840
PanAmSat Corp. 9.000%	08/15/2014	253,000	265,966
PanAmSat Holding Corp. 0.000%	11/01/2014	75,000	52,875
SBA Communications Corp. 8.500%	12/01/2012	227,000	250,835
SBA Telecommunications, Inc./SBA Communications Corp.(c) 0.000%	12/15/2011	142,000	133,480
Time Warner Telecom Holdings, Inc.(a) 9.250%	02/15/2014	440,000	468,600
			3,256,285

Computer Related Services — 0.0%
Seagate Technology HDD Holdings Corp. 8.000%	05/15/2009	$82,000	$85,792
Containers — 0.0%
Crown Americas Inc.(c) 7.750%	11/15/2015	105,000	108,937
Cosmetics & Personal Care — 0.0%
Elizabeth Arden Inc. 7.750%	01/15/2014	75,000	75,937
Electric Utilities — 1.1%
AES Corp.(c) 8.750%	05/15/2013	302,000	328,425
AES Red Oak LLC, Series A 8.540%	11/30/2019	136,403	149,701
Calpine Corp. (FRN)(c) (d) 9.900%	07/15/2007	122,188	109,511
CMS Energy Corp. 8.500%	04/15/2011	93,000	101,021
Edison Mission Energy Corp. 9.875%	04/15/2011	71,000	82,360
Eletropaulo Metropolitana de Sao Paulo SA(c) 19.125%	06/28/2010	325,000	161,290
Midwest Generation LLC 8.750%	05/01/2034	309,000	338,355
Mirant Americas Generation Inc. 8.300%	05/01/2011	200,000	205,000
NRG Energy Inc. 7.250%	02/01/2014	40,000	40,550
NRG Energy, Inc. 7.375%	02/01/2016	335,000	340,862
NRG Energy, Inc. 8.000%	12/15/2013	308,000	343,420
Reliant Energy, Inc. 9.250%	07/15/2010	48,000	47,400
Reliant Energy, Inc. 9.500%	07/15/2013	190,000	188,100
Sierra Pacific Resources(c) 6.750%	08/15/2017	174,000	174,435
Tennessee Valley Authority 5.880%	04/01/2036	320,000	358,642
			2,969,072
Electrical Equipment & Electronics — 0.5%
Advanced Micro Devices, Inc. 7.750%	11/01/2012	275,000	289,437
Amkor Technology, Inc. 9.250%	02/15/2008	162,000	158,760
Flextronics International, Ltd. 6.250%	11/15/2014	294,000	286,650

Sanmina-SCI Corp.(a) 6.750%	03/01/2013	$85,000	$81,175
Sanmina-SCI Corp. 8.125%	03/01/2016	155,000	155,000
Stoneridge, Inc. 11.500%	05/01/2012	173,000	174,730
Ucar Finance, Inc. 10.250%	02/15/2012	89,000	94,896
			1,240,648
Energy — 2.4%
Atlas Pipeline Partners LP(c) 8.125%	12/15/2015	65,000	66,950
Chesapeake Energy Corp. 6.875%	01/15/2016	252,000	257,040
Clayton William Energy 7.750%	08/01/2013	50,000	49,187
Compton Petroleum Corp.(c) 7.625%	12/01/2013	90,000	91,800
Copano Energy LLC(c) 8.125%	03/01/2016	40,000	40,000
Delta Petroleum Corp. 7.000%	04/01/2015	40,000	38,000
Dynegy Holdings, Inc. 6.875%	04/01/2011	59,000	59,295
Dynegy Holdings, Inc. 8.750%	02/15/2012	67,000	73,616
Dynegy Holdings, Inc.(c) 10.125%	07/15/2013	387,000	436,826
El Paso Corp.(a) 7.875%	06/15/2012	263,000	278,122
EL Paso Production Holding Co. 7.750%	06/01/2013	409,000	432,517
Forest Oil Corp. 7.750%	05/01/2014	130,000	136,175
Newfield Exploration Co. 6.625%	09/01/2014	200,000	206,250
Newfield Exploration Co. 8.375%	08/15/2012	121,000	130,075
Pemex Project Funding Master Trust 7.375%	12/15/2014	319,000	352,176
Pemex Project Funding Master Trust 8.500%	02/15/2008	129,000	136,740
Pemex Project Funding Master Trust 9.125%	10/13/2010	284,000	326,032
The Premcor Refining Group, Inc. 9.500%	02/01/2013	186,000	207,354
Range Resources Corp. 6.375%	03/15/2015	60,000	59,850

Sonat, Inc. 7.625%	07/15/2011	$172,000	$179,310
Southern Natural Gas Co. 7.350%	02/15/2031	198,000	210,113
Southern Natural Gas Co. 8.000%	03/01/2032	168,000	190,513
Southern Natural Gas Co. 8.875%	03/15/2010	101,000	108,046
Stone Energy Corp. 6.750%	12/15/2014	250,000	241,250
Targa Resources, Inc.(c) 8.500%	11/01/2013	130,000	135,200
Tennessee Gas Pipeline Co. 7.500%	04/01/2017	524,000	570,328
Tesoro Corp.(c) 6.250%	11/01/2012	95,000	95,712
Tesoro Corp.(c) 6.625%	11/01/2015	95,000	95,712
Titan Petrochemicals Group, Ltd.(c) 8.500%	03/18/2012	224,000	212,240
Whiting Petroleum Corp. 7.250%	05/01/2012	200,000	204,250
Williams Cos., Inc. 7.125%	09/01/2011	488,000	508,740
Williams Cos., Inc. 8.750%	03/15/2032	75,000	89,250
			6,218,669
Entertainment & Leisure — 1.2%
AMC Entertainment, Inc. 9.500%	02/01/2011	263,000	248,535
American Casino & Entertainment Properties LLC 7.850%	02/01/2012	200,000	204,500
Caesars Entertainment, Inc. 7.875%	03/15/2010	261,000	280,249
Cinemark USA, Inc. 9.000%	02/01/2013	171,000	180,619
Cinemark, Inc. 0.000%	03/15/2014	171,000	124,830
Gaylord Entertainment Co. 8.000%	11/15/2013	200,000	208,000
Greektown Holdings(c) 10.750%	12/01/2013	195,000	194,025
Mohegan Tribal Gaming Authority 6.125%	02/15/2013	60,000	59,475
Mohegan Tribal Gaming Authority 6.375%	07/15/2009	123,000	124,230
Mohegan Tribal Gaming Authority 6.875%	02/15/2015	185,000	187,544

Mohegan Tribal Gaming Authority 8.000%	04/01/2012	$100,000	$105,375
Penn National Gaming, Inc. 6.750%	03/01/2015	60,000	59,850
Penn National Gaming, Inc. 8.875%	03/15/2010	138,000	144,382
Pinnacle Entertainment, Inc. 8.250%	03/15/2012	375,000	388,125
Six Flags, Inc. 8.875%	02/01/2010	124,000	125,860
Six Flags, Inc.(a) 9.750%	04/15/2013	100,000	102,375
Trump Entertainment Resorts, Inc. 8.500%	06/01/2015	350,000	344,312
			3,082,286
Financial Services — 8.2%
Aiolos Ltd.(c) 7.188%	04/08/2009	250,000	302,803
Arbor I Ltd.(c) 19.991%	06/15/2006	250,000	250,650
Aries Vermoegensverwaltungs GmbH(c) 7.750%	10/25/2009	250,000	343,028
Aries Vermoegensverwaltungs GmbH, Reg S 9.600%	10/25/2014	1,250,000	1,600,125
Atlantic & Western Re(c) 14.300%	11/15/2010	250,000	250,625
BCP Crystal Holdings Corp. 9.625%	06/15/2014	373,000	414,030
Cascadia, Ltd.(c) 7.582%	06/13/2008	250,000	249,250
CCM Merger Inc.(c) 8.000%	08/01/2013	130,000	126,750
Champlain Ltd.(c) 17.270%	01/07/2009	250,000	250,000
Cloverie 2005-93 8.741%	12/20/2010	200,000	200,250
Crystal US Holdings 3 LLC/Crystal US Sub 3 Corp. 0.000%	10/01/2014	90,000	66,600
Dex Media East LLC/Dex Media East Finance Co. 9.875%	11/15/2009	160,000	172,800
Dex Media West LLC/Dex Media Finance Co., Series B 8.500%	08/15/2010	91,000	96,119
Dex Media West LLC/Dex Media Finance Co., Series B 9.875%	08/15/2013	160,000	176,600
Dow Jones CDX HY(c) (f) 8.250%	06/29/2010	4,531,520	4,616,486
Dow Jones CDX HY(c) 8.750%	12/29/2010	1,796,850	1,824,926

E*TRADE Financial Corp.(c) 7.375%	09/15/2013	$36,000	$36,720
E*TRADE Financial Corp. 8.000%	06/15/2011	105,000	109,200
Emblem Finance Co., Ltd.(c) 7.070%	06/20/2010	340,000	324,768
FelCor Lodging, LP REIT 9.000%	06/01/2011	101,000	111,226
Ford Motor Credit Co.(a) 5.625%	10/01/2008	250,000	227,285
Ford Motor Credit Co. 5.800%	01/12/2009	200,000	181,462
Ford Motor Credit Co. 7.250%	10/25/2011	100,000	91,746
Ford Motor Credit Co. 7.375%	10/28/2009	300,000	280,678
General Motors Acceptance Corp. 6.875%	09/15/2011	300,000	286,419
General Motors Acceptance Corp. 7.250%	03/02/2011	50,000	48,240
General Motors Acceptance Corp.(a) 8.000%	11/01/2031	400,000	407,853
Hanover Equipment Trust, Class A 8.500%	09/01/2008	32,000	33,120
Host Marriott, LP REIT 6.375%	03/15/2015	140,000	138,250
Inergy LP/Inergy Finance Corp.(c) 8.250%	03/01/2016	40,000	40,500
Johor Corp., Series P3, MYR(e) 1.000%	07/31/2012	1,870,000	538,488
Marquee Holdings Inc. 0.000%	08/15/2014	100,000	61,000
Mediacom LLC/Mediacom Capital Corp.(a) 9.500%	01/15/2013	213,000	211,402
Meristar Hospitality Corp. REIT 9.125%	01/15/2011	185,000	200,262
MeriStar Hospitality Operating Partnership, LP/MeriStar Hospitality Finance Corp. REIT 10.500%	06/15/2009	104,000	109,200
Milacron Escrow Corp. 11.500%	05/15/2011	145,000	130,863
Morgan Stanley(c) 0.000%	05/20/2010	350,000	386,596
National Gas Co.(c) 6.050%	01/15/2036	320,000	314,943
Nell AF SARL(c) 8.375%	08/15/2015	445,000	444,444
Ocwen Capital Trust 1 10.875%	08/01/2027	196,000	205,800

Pacific Energy Partners LP/Pacific Energy Finance Corp. 6.250%	09/15/2015	$25,000	$24,938
Petroleum Export LLC/Cayman SPV(c) 5.265%	06/15/2011	1,115,000	1,100,706
Pioneer 2002 Ltd.(c) 8.741%	06/15/2006	250,000	250,650
Pioneer 2002 Ltd.(c) 10.491%	06/15/2006	250,000	253,175
Qwest Capital Funding, Inc.(a) 7.900%	08/15/2010	196,000	202,370
Rainbow National Services LLC(c) 8.750%	09/01/2012	101,000	108,196
Redwood Capital V Ltd.(c) 8.700%	01/09/2007	250,000	245,225
RH Donnelley Finance Corp. I(c) 10.875%	12/15/2012	160,000	180,000
SGS International Inc.(c) 12.000%	12/15/2013	130,000	130,813
Tengizchevroil Finance Co. SARL, Series A(c) 6.124%	11/15/2014	663,000	667,973
Texas Genco LLC/Texas Genco Financing Corp.(c) 6.875%	12/15/2014	76,000	82,270
Trustreet Properties, Inc. 7.500%	04/01/2015	155,000	155,775
United Biscuits Finance PLC 10.750%	04/15/2011	149,000	279,444
Universal City Development Partners 11.750%	04/01/2010	142,000	157,975
VTB Capital SA(c) 6.250%	06/30/2035	950,000	971,375
WMG Holdings Corp. 0.000%	12/15/2014	341,000	248,078
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 6.625%	12/01/2014	547,000	532,641
			21,453,111
Foods — 0.4%
American Seafoods Group LLC 10.125%	04/15/2010	175,000	185,063
Del Monte Corp. 6.750%	02/15/2015	50,000	49,625
Del Monte Corp. 8.625%	12/15/2012	145,000	153,700
Doane Pet Care Co.(c) 10.625%	11/15/2015	165,000	172,425
Doane Pet Care Co. 10.750%	03/01/2010	233,000	251,640

Dole Food Co., Inc. 8.625%	05/01/2009	$71,000	$72,509
Smithfield Foods, Inc. 7.625%	02/15/2008	114,000	116,423
			1,001,385
Forest Products & Paper — 0.9%
Associated Materials, Inc. 9.750%	04/15/2012	89,000	86,330
Berry Plastics Corp. 10.750%	07/15/2012	119,000	129,115
Boise Cascade LLC 7.125%	10/15/2014	123,000	113,468
Georgia-Pacific Corp. 8.125%	05/15/2011	194,000	197,395
Graphic Packaging International Corp.(a) 8.500%	08/15/2011	312,000	312,000
Graphic Packaging International Corp. 9.500%	08/15/2013	95,000	89,300
Mercer International, Inc. 9.250%	02/15/2013	85,000	72,250
Playtex Products, Inc. 8.000%	03/01/2011	108,000	115,695
Playtex Products, Inc. 9.375%	06/01/2011	212,000	222,865
Smurfit-Stone Container Enterprises, Inc. 8.250%	10/01/2012	100,000	95,000
Solo Cup Co. 8.500%	02/15/2014	117,000	103,253
Stone Container Corp. 8.375%	07/01/2012	175,000	167,563
Stone Container Corp. 9.250%	02/01/2008	168,000	172,620
Stone Container Corp. 9.750%	02/01/2011	294,000	296,940
Tembec Industries, Inc. 7.750%	03/15/2012	149,000	65,188
Western Forest Products, Inc.(c) 15.000%	07/28/2009	119,000	128,520
			2,367,502
Healthcare — 1.0%
Ameripath, Inc. 10.500%	04/01/2013	104,000	109,720
Community Health Systems, Inc. 6.500%	12/15/2012	119,000	116,620
CRC Health Corp.(c) 10.750%	02/01/2016	75,000	76,125
DaVita, Inc. 6.625%	03/15/2013	120,000	121,200

DaVita, Inc. 7.250%	03/15/2015	$200,000	$201,250
Extendicare Health Services, Inc. 9.500%	07/01/2010	71,000	75,349
HCA, Inc. 6.300%	10/01/2012	343,000	341,328
HCA, Inc. 6.375%	01/15/2015	302,000	301,498
Healthsouth Corp.(b) 7.625%	06/01/2012	391,000	411,528
Psychiatric Solutions, Inc. 7.750%	07/15/2015	60,000	62,100
Select Medical Corp. 7.625%	02/01/2015	220,000	195,800
Tenet Healthcare Corp. 6.375%	12/01/2011	248,000	222,580
Tenet Healthcare Corp. 9.875%	07/01/2014	341,000	341,000
Triad Hospitals, Inc. 7.000%	11/15/2013	100,000	100,875
			2,676,973
Heavy Construction — 0.1%
K. Hovnanian Enterprises, Inc. 8.875%	04/01/2012	97,000	101,850
NTK Holdings Inc. 0.000%	03/01/2014	195,000	124,556
WCI Communities, Inc. 9.125%	05/01/2012	130,000	132,600
			359,006
Heavy Machinery — 0.1%
Douglas Dynamics LLC(c) 7.750%	01/15/2012	86,000	82,990
NMHG Holding Co. 10.000%	05/15/2009	89,000	94,340
Rexnord Corp. 10.125%	12/15/2012	80,000	86,600
			263,930
Home Construction, Furnishings & Appliances — 0.3%
Beazer Homes USA, Inc. 8.375%	04/15/2012	246,000	257,070
DR Horton, Inc. 9.375%	03/15/2011	78,000	81,904
DR Horton, Inc. 9.750%	09/15/2010	87,000	98,540
KB Home 8.625%	12/15/2008	76,000	80,954
Sealy Mattress Co.(a) 8.250%	06/15/2014	71,000	73,308

Standard-Pacific Corp. 9.250%	04/15/2012	$75,000	$78,000
Toll Corp. 8.250%	12/01/2011	75,000	79,605
William Lyon Homes, Inc. 10.750%	04/01/2013	129,000	133,515
			882,896
Household Products — 0.3%
Owens Brockway Glass Container, Inc. 7.750%	05/15/2011	108,000	112,860
Owens Brockway Glass Container, Inc. 8.750%	11/15/2012	298,000	320,350
Owens Brockway Glass Container, Inc. 8.875%	02/15/2009	216,000	225,450
			658,660
Industrial - Diversified — 0.1%
Jacuzzi Brands, Inc. 9.625%	07/01/2010	81,000	86,063
Koppers, Inc. 9.875%	10/15/2013	114,000	123,690
Tekni-Plex, Inc.(c) 10.875%	08/15/2012	35,000	38,500
Tekni-Plex, Inc. Series B(a) 12.750%	06/15/2010	170,000	99,025
			347,278
Insurance — 0.2%
Foundation Re Ltd.(c) 8.450%	11/24/2008	250,000	249,250
Residential Reinsurance Ltd., Series B(c) 12.860%	06/06/2008	300,000	280,500
			529,750
Lodging — 1.1%
Aztar Corp. 9.000%	08/15/2011	149,000	158,126
Boyd Gaming Corp. 8.750%	04/15/2012	234,000	250,965
Intrawest Corp. 7.500%	10/15/2013	118,000	120,950
Isle of Capri Casinos, Inc. 7.000%	03/01/2014	178,000	174,663
Isle of Capri Casinos, Inc. 9.000%	03/15/2012	268,000	284,080
Kerzner International 6.750%	10/01/2015	125,000	121,875
Mandalay Resort Group 9.375%	02/15/2010	130,000	143,325
Mandalay Resort Group 10.250%	08/01/2007	179,000	190,635

MGM Mirage 8.375%	02/01/2011	$390,000	$419,250
Starwood Hotels & Resorts Worldwide, Inc. 7.875%	05/01/2012	298,000	326,310
Station Casinos, Inc. 6.500%	02/01/2014	400,000	399,000
Station Casinos, Inc. 6.875%	03/01/2016	60,000	60,975
Vail Resorts, Inc. 6.750%	02/15/2014	250,000	251,250
			2,901,404
Medical Supplies — 0.3%
Dresser, Inc. 9.375%	04/15/2011	71,000	74,728
Fresenius Medical Care Capital Trust II 7.875%	02/01/2008	123,000	126,075
Fresenius Medical Care Capital Trust IV 7.875%	06/15/2011	112,000	117,880
MedQuest, Inc., Series B 11.875%	08/15/2012	223,000	205,160
Sybron Dental Specialties, Inc. 8.125%	06/15/2012	155,000	163,525
Universal Hospital Services, Inc. 10.125%	11/01/2011	91,000	94,185
			781,553
Metals & Mining — 1.0%
AK Steel Corp. 7.750%	06/15/2012	200,000	192,250
AK Steel Corp. 7.875%	02/15/2009	146,000	143,810
Arch Western Finance LLC 6.750%	07/01/2013	219,000	221,190
Century Aluminum Co. 7.500%	08/15/2014	70,000	71,750
Dayton Superior Corp. 13.000%	06/15/2009	93,000	73,470
Earle M. Jorgenson Co. 9.750%	06/01/2012	194,000	210,490
Foundation PA Coal Co. 7.250%	08/01/2014	200,000	207,500
Gibraltar Industries Inc.(c) 8.000%	12/01/2015	75,000	75,188
Ispat Inland ULC 9.750%	04/01/2014	109,000	125,350
Kaiser Aluminum & Chemical Corp., Series B(d) 10.875%	10/15/2006	168,000	84,420
Massey Energy Co.(c) 6.875%	12/15/2013	65,000	65,569

Novelis, Inc.(c) 7.500%	02/15/2015	$280,000	$264,600
Oregon Steel Mills, Inc. 10.000%	07/15/2009	138,000	146,625
Peabody Energy Corp. 6.875%	03/15/2013	123,000	127,305
Steel Dynamics, Inc. 9.500%	03/15/2009	75,000	78,750
Trimas Corp. 9.875%	06/15/2012	307,000	262,485
United States Steel Corp. 9.750%	05/15/2010	69,000	75,210
United States Steel LLC 10.750%	08/01/2008	114,000	126,540
Wolverine Tube, Inc., Series B(a) 10.500%	04/01/2009	149,000	120,690
			2,673,192
Prepackaged Software — 0.2%
Sungard Data Systems Inc.(c) 10.250%	08/15/2015	235,000	236,175
Sungard Data Systems, Inc.(c) 9.125%	08/15/2013	295,000	306,800
			542,975
Real Estate — 0.1%
Alderwoods Group, Inc. 7.750%	09/15/2012	200,000	206,500
Restaurants — 0.0%
Domino’s, Inc. 8.250%	07/01/2011	87,000	90,263
Retail — 0.5%
Jean Coutu Group, Inc.(a) 8.500%	08/01/2014	203,000	193,358
Leslie’s Poolmart 7.750%	02/01/2013	60,000	60,225
Neiman-Marcus Group, Inc.(a) (c) 9.000%	10/15/2015	485,000	503,188
Neiman-Marcus Group, Inc.(a) (c) 10.375%	10/15/2015	190,000	195,938
Petco Animal Supplies, Inc. 10.750%	11/01/2011	149,000	159,989
Rite Aid Corp. 8.125%	05/01/2010	149,000	151,980
Rite Aid Corp. 9.500%	02/15/2011	75,000	78,750
			1,343,428

Telephone Utilities — 1.7%
American Cellular Corp., Series B 10.000%	08/01/2011	$250,000	$271,875
AT&T Corp. 9.050%	11/15/2011	187,000	206,075
AT&T Corp. 9.750%	11/15/2031	300,000	370,925
Centennial Cellular Operating Co./Centennial Communications Corp. 10.125%	06/15/2013	290,000	317,550
Dobson Communications Corp.(c) 8.400%	10/15/2012	40,000	39,400
Dobson Communications Corp.(a) 8.875%	10/01/2013	183,000	184,373
MCI, Inc. 7.688%	05/01/2009	200,000	206,250
Nextel Communications 7.375%	08/01/2015	700,000	739,778
Qwest Corp. 8.875%	03/15/2012	560,000	620,200
Rogers Wireless Communications, Inc. 7.500%	03/15/2015	319,000	346,115
Rogers Wireless Communications, Inc.(a) 8.000%	12/15/2012	6,000	6,360
Rural Cellular Corp.(a) 9.750%	01/15/2010	305,000	311,100
Rural Cellular Corp. 9.875%	02/01/2010	232,000	249,400
Telefonica Del Peru SA, PEN(e) 8.000%	04/11/2016	828,300	244,651
Triton PCS, Inc.(a) 8.500%	06/01/2013	114,000	107,730
UbiquiTel Operating Co. 9.875%	03/01/2011	97,000	106,458
			4,328,240
Transportation — 0.3%
Greenbrier Cos., Inc. 8.375%	05/15/2015	115,000	119,888
Kansas City Southern Railway, Co. 7.500%	06/15/2009	75,000	77,344
Navigator Gas Transport PLC(c) (d) 10.500%	06/30/2007	82,000	94,403
Stena AB 7.000%	12/01/2016	28,000	26,320

Stena AB 9.625%	12/01/2012	$280,000	$305,200
Teekay Shipping Corp. 8.875%	07/15/2011	75,000	84,281
			707,436
TOTAL CORPORATE DEBT (Cost $90,067,680)			88,387,624
NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 5.3%
Collateralized Mortgage Obligations — 5.3%
Financial Services — 5.3%
Ace Securities Corp., Series 2005-HE7, Class A2B 4.710%	11/25/2035	100,000	100,063
AESOP Funding II LLC, Series 2005-1A, Class A2(c) 4.550%	04/20/2009	50,000	50,007
Asset Securitization Corp., Series 1995-MD4, Class A4 7.384%	08/13/2029	186,000	192,646
Asset Securitization Corp., Series 1995-MD4, Class A5 7.384%	08/13/2029	745,000	771,968
Asset Securitization Corp., Series 1995-MD7, Class A1B 7.410%	01/13/2030	222,529	226,974
Banc of America Commercial Mortgage, Inc., Series 2004-6, Class A3 4.512%	12/10/2042	136,000	131,062
Banc of America Commercial Mortgage, Inc., Series 2005-2, Class A4 4.783%	07/10/2042	240,000	234,338
Banc of America Commercial Mortgage, Inc., Series 2005-3, Class A2 4.501%	07/10/2043	200,000	194,592
Banc of America Funding Corp., Series 2004-2, Class 2A1 6.500%	07/20/2032	153,925	155,152
Banc of America Mortgage Securities, Series 2004-8, Class 5A1 6.500%	05/25/2032	136,999	138,117
Banc of America Mortgage Securities, Series 2005-E, Class 2A2 4.981%	06/25/2035	39,944	39,713
Banco Bmg SA(c) 9.150%	01/15/2016	655,000	656,638
Bear Stearns Commercial Mortgage Securities, Series 2005-PWR7, Class A2 4.945%	02/11/2041	70,000	68,884
BMW Vehicle Owner Trust, Series 2005-A, Class A2 3.660%	12/26/2007	141,799	141,247
Capital Auto Receivables Asset Trust, Series 2005-1, Class A2B 3.730%	07/16/2007	69,384	69,251

Capital One Prime Auto Receivables Trust, Series 2005-1, Class A2 4.240%	11/15/2007	$260,000	$259,163
Centex Home Equity, Series 2005-B, Class AF1 4.050%	03/25/2035	29,379	29,204
Centex Home Equity, Series 2005-C, Class AF1 4.196%	06/25/2035	103,638	102,968
Centex Home Equity, Series 2005-D, Class AF1 5.040%	10/25/2035	192,322	191,241
Chase Manhattan Auto Owner Trust, Series 2005-A, Class A2 3.720%	12/15/2007	190,000	189,102
Countrywide Alternative Loan Trust, Series 2004-J9, Class 1A1 2.598%	10/25/2034	38,763	38,754
Countrywide Alternative Loan Trust, Series 2005-J1, Class 3A1 6.500%	08/25/2032	354,491	356,678
Countrywide Asset-Backed Certificates, Series 2005-10, Class AF1 4.690%	02/25/2036	316,903	317,051
Countrywide Asset-Backed Certificates, Series 2005-16, Class 2AT2 5.397%	12/25/2035	70,000	70,000
Countrywide Asset-Backed Certificates, Series 2005-17, Class 1AF1 4.730%	12/27/2035	138,733	138,737
Countrywide Asset-Backed Certificates, Series 2005-17, Class 1AF2 5.363%	12/27/2035	50,000	49,878
Countrywide Asset-Backed Certificates, Series 2005-7, Class AF1B 4.317%	06/28/2035	124,157	123,392
Daimler Chrysler Auto Trust, Series 2005-B, Class A2 3.750%	12/08/2007	135,847	135,413
Equity One ABS, Inc., Series 2004-3, Class AF2 3.800%	07/25/2034	160,844	159,889
First Franklin Mtg. Asset-Backed Certificates, Series 2005-FF10, Class A3 4.740%	11/25/2035	280,000	279,991
First Union-Lehman Brothers-Bank of America, Series 1998-C2, Class A2 6.560%	11/18/2035	100,707	103,287
Ford Credit Auto Owner Trust, Series 2005-B, Class A2 3.780%	09/15/2007	112,321	111,995
Ford Credit Auto Owner Trust, Series 2005-C, Class A2 4.240%	03/15/2008	260,000	258,880
FPL Energy National Wind(c) 5.608%	03/10/2024	73,307	70,750

FPL Energy National Wind(c) 6.125%	03/25/2019	$38,956	$38,578
GE Capital Commercial Mortgage Corp., Series 2005-C1, Class A3 4.578%	06/10/2048	60,000	58,084
GE Capital Commerical Mortgage Corp., Series 2005-C3, Class A2 4.853%	07/10/2045	120,000	118,754
GMAC Commercial Mortgage Securities, Inc., Series 1997-C1, Class A3 6.869%	07/15/2029	62,545	63,780
GMAC Commercial Mortgage Securities, Inc., Series 2004-C3, Class A4 4.547%	12/10/2041	90,000	86,962
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A2 4.305%	08/10/2042	120,000	116,681
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A2 5.117%	04/10/2037	130,000	129,869
GS Auto Loan Trust, Series 2005-1, Class A2 4.320%	05/15/2008	490,000	488,255
Honda Auto Receivables Owner Trust, Series 2005-3, Class A2 3.730%	10/18/2007	180,000	178,931
Household Home Equity Loan Trust, Series 2005-3, Class A1 4.750%	01/20/2035	139,337	139,357
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP2, Class A2 4.575%	07/15/2042	50,000	48,833
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A2 4.790%	10/15/2042	170,000	167,183
JP Morgan Commercial Mortgage Finance Corp., Series 2000-C9, Class A2 7.770%	10/15/2032	399,000	430,345
JP Morgan Mortgage Trust, Series 2005-S2, Class 3A1 6.747%	02/25/2032	325,311	329,292
LB Commercial Conduit Mortgage Trust, Series 199-C2, Class C 7.470%	10/15/2032	314,000	337,803
LB-UBS Commercial Mortgage Trust, Series 2000-C3, Class A2 7.950%	05/15/2025	373,000	409,227
LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class A2 4.885%	09/15/2040	140,000	138,562
Lehman XS Trust, Series 2005-10, Class 2A3B 5.550%	01/25/2036	128,214	127,250

Lehman XS Trust, Series 2005-2, Class 2A1B 3.630%	07/30/2035	$203,404	$203,123
Lehman XS Trust, Series 2005-4, Class 2A1B 5.170%	10/25/2035	148,327	147,885
Malt, Series 2004-9, Class A3 4.700%	08/25/2034	180,000	178,619
MASTR Alternative Loans Trust, Series 2004-6, Class 10A1 6.000%	07/25/2034	220,187	220,154
MASTR Seasoned Securities Trust, Series 2004-2, Class A1 6.500%	08/25/2032	335,337	340,403
Morgan Stanley Capital I, Series 1996-C1, Class F(c) 3.410%	02/15/2028	191,584	191,125
Morgan Stanley Capital I, Series 1997-XL1, Class G(c) 7.695%	10/03/2030	535,000	410,873
Nissan Auto Receivables Owner Trust, Series 2005-C, Class A2 4.140%	01/15/2008	300,000	298,266
Nomura Asset Securities Corp., Series 1998-D, Class A 6.590%	03/15/2030	129,000	132,774
Onyx Acceptance Grantor Trust, Series 2005-B, Class A2 4.030%	04/15/2008	148,984	148,542
PNC Mortgage Acceptance Corp., Series 2001-C1, Class A2 6.360%	03/12/2034	373,000	391,631
Popular ABS Mortgage Pass-Through Trust, Series 2005-1, Class AF2 3.914%	05/25/2035	40,000	39,388
Popular ABS Mortgage Pass-Through Trust, Series 2005-2, Class AF2 4.415%	04/25/2035	60,000	59,357
Residential Accredit Loans, Inc., Series 2003-QS1, Class A2 5.750%	01/25/2033	119,899	119,246
Residential Asset Mortgage Products, Inc., Series 2004-RS7, Class AI3 4.450%	07/25/2028	140,000	139,137
Structured Asset Securities Corp., Series 2003-25XS, Class A4 4.510%	08/25/2033	46,602	46,420
Structured Asset Securities Corp., Series 2005-4XS, Class 3A1 5.180%	03/25/2035	218,419	217,930
Volkswagen Auto Lease Trust, Series 2005-A, Class A2 3.520%	04/20/2007	127,871	127,391
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A2 4.782%	03/15/2042	220,000	216,806

Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class A5 5.087%	07/15/2042	$140,000	$138,385
Washington Mutual, Inc., Series 2005-AR5, Class A1 4.679%	05/25/2035	168,404	168,231
Washington Mutual, Inc., Series 2005-AR8, Class 2AB1 4.780%	07/25/2045	214,956	214,956
Wells Fargo Mortgage Backed Securities Trust, Series 2004-DD, Class 2A1 4.521%	01/25/2035	75,679	75,416
WFS Financial Owner Trust, Series 2002-2, Class A4 4.500%	02/20/2010	46,090	46,047
Whole Auto Loan Trust, Series 2004-1, Class A2A 2.590%	05/15/2007	58,177	57,959
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $14,076,235)			13,894,835
SOVEREIGN DEBT OBLIGATIONS — 28.7%
Argentine Republic, ARS(e) 0.000%	12/21/2011	110,000	88,216
Argentine Republic, ARS(e) (g) 2.000%	09/30/2014 - 02/04/2018	3,966,440	1,475,620
Argentine Republic, ARS(e) 4.005%	08/03/2012	1,969,625	1,561,913
Buoni Poliennali Del Tes 4.250%	02/01/2019	3,490,000	4,412,788
Central Bank of Nigeria 5.092%	01/05/2010	97,063	97,063
Dominican Republic 9.040%	01/23/2018	136,809	148,096
Dominican Republic(c) 9.500%	09/27/2011	184,445	198,555
French Republic, EUR(e) 5.500%	10/25/2010	2,520,000	3,351,773
Japan Government, JPY(e) 0.200%	10/15/2007	867,000,000	7,398,773
Japan Government, JPY(e) 1.400%	06/20/2012	249,000,000	2,156,481
Malaysia Government, MYR(e) 4.720%	09/30/2015	1,025,000	286,576
Mexican Cetes 0.000%	04/12/2006	2,260,000	211,892
New Zealand Government, NZD(e) 6.000%	07/15/2008	3,225,000	2,211,965
Peru Bond Soberano 7.840%	08/12/2020	4,460,000	1,321,771
Queensland Treasury Corp., AUD(e) 6.000%	07/14/2009	3,235,000	2,476,538

Republic of Argentina 1.200%	12/31/2038	$373,000	$158,674
Republic of Argentina 1.330%	12/31/2038	345,000	121,268
Republic of Austria(c) 3.800%	10/20/2013	1,720,000	2,140,805
Republic of Brazil 7.125%	01/20/2037	505,000	497,425
Republic of Brazil 7.875%	03/07/2015	100,000	108,450
Republic of Brazil 8.000%	01/15/2018	1,188,000	1,298,484
Republic of Brazil 8.250%	01/20/2034	430,000	476,010
Republic of Brazil 8.750%	02/04/2025	455,000	520,520
Republic of Brazil 15.450%	01/02/2014	404,040	429,955
Republic of Brazil, BRL(e) 12.500%	01/05/2016	2,150,000	999,098
Republic of Bulgaria 8.250%	01/15/2015	260,000	311,038
Republic of Bulgaria Private Placement(c) 8.250%	01/15/2015	250,000	298,750
Republic of Colombia 8.125%	05/21/2024	880,000	976,800
Republic of Colombia 10.750%	01/15/2013	200,000	251,000
Republic of Colombia, COP(e) 11.750%	03/01/2010	905,000,000	459,111
Republic of Colombia, COP(e) 12.000%	10/22/2015	4,160,000,000	2,274,558
Republic of Columbia 8.250%	12/22/2014	263,000	299,426
Republic of Deutschland 4.000%	07/04/2009	570,000	709,154
Republic of El Salvador(c) 7.625%	09/21/2034	178,000	198,470
Republic of Guatemala(c) 10.250%	11/08/2011	108,000	129,600
Republic of Indonesia(c) 6.750%	03/10/2014	30,000	29,925
Republic of Indonesia(c) 7.250%	04/20/2015	50,000	51,375
Republic of Indonesia(c) 8.500%	10/12/2035	780,000	863,850
Republic of Japan, JPY(e) 2.000%	09/20/2025	206,000,000	1,745,517
Republic of Nigeria 6.250%	11/15/2020	250,000	250,000

Republic of Panama 6.700%	01/26/2036	$1,375,000	$1,370,188
Republic of Panama 9.375%	04/01/2029	500,000	647,500
Republic of Peru 7.350%	07/21/2025	540,000	558,900
Republic of Peru, PEN(e) 7.340%	08/12/2016	150,000	44,237
Republic of Peru, PEN(e) 8.600%	08/12/2017	970,000	306,862
Republic of Peru, PEN(e) 9.000%	01/31/2012	350,000	114,433
Republic of Peru, PEN(e) 9.910%	05/05/2015	2,065,000	712,757
Republic of Peru, PEN(e) 12.250%	08/10/2011	386,000	144,329
Republic of Poland, PLN(e) 0.000%	08/12/2007	1,430,000	423,298
Republic of Poland, PLN(e) 5.000%	10/24/2013	1,850,000	586,216
Republic of Poland, PLN(e) 5.750%	09/23/2022	445,000	150,385
Republic of South Africa, ZAR(e) 8.000%	12/21/2018	912,000	157,247
Republic of South Africa, ZAR(e) 8.250%	09/15/2017	886,000	154,494
Republic of South Africa, ZAR(e) 10.500%	12/21/2026	5,852,000	1,306,919
Republic of South Africa, ZAR(e) 13.000%	08/31/2010	5,000,000	1,000,615
Republic of South Africa, ZAR(e) 13.500%	09/15/2015	2,140,000	496,458
Republic of the Philipines 8.000%	01/15/2016	150,000	157,875
Republic of the Philipines 8.250%	01/15/2014	104,000	111,150
Republic of the Philippines 8.375%	02/15/2011	242,000	261,058
Republic of the Philippines 9.500%	02/02/2030	178,000	208,038
Republic of the Philippines(a) 10.625%	03/16/2025	232,000	294,350
Republic of Turkey 7.250%	03/15/2015	1,138,000	1,192,055
Republic of Turkey 8.000%	02/14/2034	230,000	250,700
Republic of Uruguay 8.000%	11/18/2022	630,000	655,200
Republic of Venezuela 9.250%	09/15/2027	575,000	717,600

Republic of Venezuela 13.625%	08/15/2018	$1,000,000	$1,535,000
Republic of Venezuela, EUR 7.000%	03/16/2015	340,000	448,516
Russian Federation 3.000%	05/14/2008	1,070,000	1,017,249
Russian Federation 5.000%	03/31/2030	100,000	111,740
Russian Federation 12.750%	06/24/2028	30,000	54,339
State of Israel, ILS 7.500%	03/31/2014	4,799,000	1,180,483
Turkey Government International Bond, TRY(e) 0.000%	01/25/2007	3,400,000	2,395,231
Ukraine Government(c) 7.650%	06/11/2013	500,000	530,625
Ukraine Government International Bond, Class A, UAH(e) 0.000%	05/16/2007	620,000	120,877
Ukraine Government International Bond, UAH(e) 0.000%	05/16/2007	620,000	120,877
Ukraine Telecom Treasury 0.000%	08/19/2010 - 08/20/2012	2,100,000	2,111,550
United Kingdom, GBP(e) 4.000%	03/07/2009	3,424,000	6,017,018
United Mexican States 7.500%	04/08/2033	393,000	459,614
United Mexican States 8.300%	08/15/2031	231,000	291,060
United Mexican States, JPY(e) 6.750%	06/06/2006	54,000,000	471,004
United Mexican States, MXN(e) 8.000%	12/19/2013 - 12/07/2023	10,249,000	951,903
United Mexican States, MXN(e) 9.500%	12/18/2014	3,445,000	356,448
United Mexican States, MXN(e) 10.000%	12/05/2024	5,935,000	652,807
United Mexican States, MXN(e) 10.500%	07/14/2011	11,630,000	1,273,653
TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $73,676,514)			75,120,141
STRUCTURED OBLIGATIONS — 6.1%
Citigroup Global Markets Holdings, Inc., Dominican Republic Unsec. Credit Linked Nts.	03/10/2006 - 03/12/2007	1,419,697	1,397,934
Citigroup Global Markets Holdings, Inc., Dominican Republic Unsec. Credit Linked Nts. 2505(c)	05/02/2006	168,297	148,714

Citigroup Global Markets Holdings, Inc., Dominican Republic Unsec. Credit Linked Nts. 2520(c)	05/15/2006	$146,940	$131,104
Citigroup Global Markets Holdings, Inc., Egypt Unsec. Credit Linked Nts.	08/01/2006	1,240,000	207,692
Citigroup Global Markets Holdings, Inc., Republic of Argentina Unsec. Credit Linked Nts.	05/22/2008 - 04/16/2010	527,187	495,061
Citigroup Global Markets Holdings, Inc., Republic of Brazil Unsec. Credit Linked Nts.(c)	07/03/2007	568,660	462,696
Citigroup Global Markets Holdings, Inc., Republic of Colombia Unsec. Credit Linked Nts(c)	07/27/2020	128,592	167,564
Citigroup Global Markets Holdings, Inc., Ukraine Unsec. Credit Linked Nts.(c)	01/02/2010	58,772	59,543
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A4	07/15/2044	230,000	230,562
Credit Suisse First Boston, Inc., Series A, TRY(e)	07/05/2006	380,000	271,187
Credit Suisse First Boston, Ukraine Unsec. Credit Linked Nts., UAH	12/30/2009	4,415,000	989,781
Deutsche Bank AG, Egypt Unsec. Credit Linked Nts.	12/12/2006	1,840,000	298,836
Deutsche Bank AG, Egypt Unsec. Credit Linked Nts., EGP(e)	03/09/2006	640,000	110,743
Deutsche Bank AG, Italian Republic Credit Linked Nts., EUR	07/30/2010	1,400,000	1,697,391
Deutsche Bank AG, Moscow Region Unsec. Credit Linked Nts., RUB	03/30/2010	1,619,000	64,697
Deutsche Bank AG, Republic of Indonesia Unsec. Credit Linked Nts.	06/22/2013	229,333	249,354
Itl Campania, Italian Republic Unsec. Credit Linked Nts., EUR(e)	07/30/2010	1,200,000	1,452,147
JP Morgan Securities Ltd., Republic of Brazil Real Credit Linked Nts., BRL	06/01/2013	1,630,000	289,986
JP Morgan Securities Ltd., Republic of Brazil Real Unsec. Credit Linked Nts., BRL(e)	01/02/2015	10,985,700	1,653,053
JP Morgan Securities Ltd., Republic of Columbia Unsec. Credit Linked Nts., COP(e)	08/03/2020	1,370,363	400,136
JP Morgan Securities Ltd., Republic of Peru Unsec. Credit Linked Nts., PEN(c) (e)	09/02/2015	292,127	118,866
Lehman Brothers, Romanian Unsec. Credit Linked Nts., RON(e)	03/05/2007 - 04/18/2010	1,036,000	342,385
Lehman Brothers, Turkish Unsec. Credit Linked Nts., TRY(e) (h)	02/11/2010	370,000	328,591
Morgan Stanley, Republic of the Philippines Unsec. Credit Linked Nts.	09/20/2015	2,400,000	2,676,120
Morgan Stanley, Republic of the Philippines Unsec. Credit Linked Nts.	09/20/2015	250,000	266,930

Morgan Stanley, Republic of Venezuela Unsec. Credit Linked Nts.	11/20/2015	$150,000	$163,764
Morgan Stanley, Republic of Venezuela Unsec. Credit Linked Nts.	05/20/2010	525,000	545,837
Salomon Egypt Unsec. Credit Linked Nts.(c)	02/02/2006 - 09/21/2006	850,334	877,188
TOTAL STRUCTURED OBLIGATIONS (Cost $15,583,060)			16,097,862
U.S. GOVERNMENT AGENCY OBLIGATIONS — 16.8%
Federal Home Loan Mortgage Corporation (FHLMC) — 4.1%
Collateralized Mortgage Obligations — 0.9%
FHLMC, Series 2035, Class PE 7.000%	03/15/2028	188,023	36,034
FHLMC, Series 2042, Class N 6.500%	03/15/2028	131,241	133,774
FHLMC, Series 2049, Class PL 7.000%	04/15/2028	1,164,599	202,952
FHLMC, Series 2055, Class ZM 6.500%	05/15/2028	85,765	88,457
FHLMC, Series 2080, Class Z 6.500%	08/15/2028	55,070	57,068
FHLMC, Series 2122, Class F 4.920%	02/15/2029	305,929	307,766
FHLMC, Series 2177, Class SB 4.480%	08/15/2029	983,934	111,897
FHLMC, Series 2387, Class PD 6.000%	04/15/2030	61,017	61,188
FHLMC, Series 2430, Class ND 6.500%	01/15/2031	6,029	6,020
FHLMC, Series 2456, Class BD 6.000%	03/15/2030	17,918	17,922
FHLMC, Series 2551, Class LF 4.970%	01/15/2033	435,725	439,896
FHLMC, Series 2583, Class PA 5.500%	03/15/2022	114,744	114,821
FHLMC, Series 2819, Class S 3.130%	06/15/2034	775,941	60,497
FHLMC, Series 2920, Class S 2.230%	01/15/2035	449,020	22,186
FHLMC, Series 2939, Class PE 5.000%	02/15/2035	658,000	618,013
FHLMC, Series 3000, Class SE 1.680%	07/15/2025	552,496	20,049
Total Collateralized Mortgage Obligations			2,298,540

Pass-Through Securities — 3.2%
FHLMC 3.625%	09/15/2006	$2,365,000	$2,348,455
FHLMC 4.500%	05/01/2019	1,027,256	997,843
FHLMC 5.500%	09/15/2011	650,000	670,725
FHLMC 6.000%	06/15/2011 - 09/01/2024	1,698,154	1,776,386
FHLMC 6.500%	04/01/2018 - 06/01/2035	1,442,928	1,479,517
FHLMC 7.000%	03/01/2031 - 10/01/2031	219,810	228,990
FHLMC 7.500%	02/01/2032	54,762	57,451
FHLMC 8.500%	08/01/2031	40,350	43,120
FHLMC TBA(h) 5.000%	02/01/2036	735,000	709,390
Total Pass-Through Securities			8,311,877
Total Federal Home Loan Mortgage Corporation			10,610,417
Federal National Mortgage Association (FNMA) — 10.9%
Collateralized Mortgage Obligations — 1.3%
FNMA, Series 2001-50, Class NE 6.000%	08/25/2030	31,395	31,488
FNMA, Series 2001-51, Class OD 6.500%	10/25/2031	220,093	227,907
FNMA, Series 2001-70, Class LR 6.000%	09/25/2030	39,117	39,291
FNMA, Series 2001-T10, Class IO 0.450%	12/25/2041	8,682,135	145,355
FNMA, Series 2002-77, Class WF 3.810%	12/18/2032	52,500	52,772
FNMA, Series 2003-116, Class FA 4.779%	11/25/2033	51,807	52,005
FNMA, Series 2003-118, Class S, IO 4.270%	12/25/2033	431,082	49,766
FNMA, Series 2003-17, Class EQ 5.500%	03/25/2023	403,000	397,850
FNMA, Series 2003-23, Class EQ 5.500%	04/25/2023	331,000	326,716
FNMA, Series 2003-4, Class S, IO 4.790%	02/25/2033	137,779	13,640

FNMA, Series 2004-101, Class BG 5.000%	01/25/2020	$155,000	$152,595
FNMA, Series 2004-38, Class FT 4.960%	10/25/2033	566,215	566,650
FNMA, Series 2004-W9, Class 2A2 7.000%	02/25/2044	108,746	113,164
FNMA, Series 2005-100, Class BQ 5.500%	11/25/2025	110,000	107,688
FNMA, Series 2005-40, Class SA, IO 3.059%	05/25/2035	1,353,949	73,069
FNMA, Series 2005-40, Class SB, IO 3.109%	05/25/2035	323,797	16,722
FNMA, Series 2005-71, Class DB 4.500%	08/25/2035	190,000	177,578
FNMA, Series 2005-71, Class SA, IO 3.430%	08/25/2025	352,464	19,254
FNMA, Series 324, Class 2, IO 6.500%	06/01/2032	296,851	65,938
FNMA, Series 333, Class IO 5.500%	03/01/2033	807,525	181,807
FNMA, Series 338, Class IO 5.500%	06/01/2033	1,035,922	231,954
FNMA, Series 346, Class 2 5.500%	12/01/2033	382,076	84,724
FNMA, Series 350, Class 2, IO 5.500%	02/01/2034	755,504	167,537
FNMA, Series 354, Class 2 5.500%	11/01/2034	4,256	980
FNMA, Series SMBS, Class 321, IO 6.500%	03/01/2032	439,742	101,473
Total Collateralized Mortgage Obligations			3,397,923
Pass-Through Securities — 9.6%
FNMA(i) 0.000%	10/05/2007	2,200,000	2,029,316
FNMA 4.500%	03/01/2019	340,973	331,423
FNMA 4.750%	12/15/2010	995,000	992,507
FNMA 5.000%	06/01/2018 - 07/01/2018	456,434	452,244
FNMA 5.500%	02/01/2021 - 01/01/2034	3,426,148	3,403,016
FNMA 6.000%	05/15/2008 - 11/01/2032	3,687,332	3,795,724

FNMA 6.500%	10/01/2028 - 10/01/2034	$641,628	$662,004
FNMA 6.625%	09/15/2009	1,164,000	1,232,848
FNMA 7.000%	11/01/2017 - 07/01/2032	205,047	211,785
FNMA 7.250%	05/15/2030	249,000	325,116
FNMA 7.500%	02/01/2027 - 03/01/2033	1,105,009	1,163,669
FNMA TBA(h) 5.000%	02/01/2036	2,914,000	2,815,197
FNMA TBA(h) 5.500%	02/01/2036	2,956,000	2,923,207
FNMA TBA(h) 6.000%	02/01/2036	1,454,000	1,467,745
FNMA TBA(h) 6.500%	02/01/2036	602,000	616,956
FNMA TBA(h) 7.000%	02/01/2036 - 03/01/2036	2,645,000	2,746,079
Total Pass-Through Securities			25,168,836
Total Federal National Mortgage Association			28,566,759
Government National Mortgage Association (GNMA) — 0.1%
Pass-Through Securities — 0.1%
GNMA 13.000%	10/15/2015	119,747	139,905
GNMA 13.500%	06/15/2015	158,868	186,769
Total Pass-Through Securities			326,674
Other Agencies — 1.7%
Pass-Through Securities — 1.7%
Resolution Funding Corp. Strips	01/15/2021	1,955,000	939,702
Tennessee Valley Authority 4.650%	06/15/2035	150,000	140,508
Tennessee Valley Authority 6.790%	05/23/2012	2,948,000	3,247,841
Total Pass-Through Securities			4,328,051
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $44,415,228)			43,831,901

U.S. TREASURY OBLIGATIONS — 0.3%
U.S. Treasury Bonds — 0.1%
U.S. Treasury Bond 7.250%	05/15/2016	$261,000	$317,033
U.S. Treasury Notes — 0.2%
U.S. Treasury Strips(i) 0.000%	02/15/2016	913,000	574,885
TOTAL U.S. TREASURY OBLIGATIONS (Cost $899,590)			891,918
TOTAL BONDS & NOTES (Cost $240,558,282)			240,006,759

	Number of
	Shares	Market Value
MUTUAL FUNDS — 0.3%
Energy Select Sector SPDR Fund	4,060	$234,100
Financial Select Sector SPDR Fund(a)	6,670	213,106
Utilities Select Sector SPDR Fund	6,690	215,686

TOTAL MUTUAL FUNDS (Cost $564,248)		662,892

		Principal
		Amount	Market Value
OPTIONS — 0.0%
Australian Dollar Swaption, Expires 2/09/2006, Strike 5.665		$3,570,000	$2,364
Japenese Yen Put Expires 3/2/06, Strike 122.5		530,000,000	2,056
Mexican Peso Call, Expires 10/12/2006, Strike 11.400		6,612,000	24,087
Mexican Peso Swaption Expires 3/15/06 Strike 9.320		15,460,000	28,839
TOTAL OPTIONS (Cost $80,155)			57,346
TOTAL LONG TERM INVESTMENTS (Cost $249,058,222)			249,712,544
SHORT-TERM INVESTMENTS — 10.8%
Cash Equivalents — 2.6%(k)
Abbey National PLC Eurodollar Time Deposit 4.310%	02/02/2006	187,218	187,218
American Beacon Money Market Fund(j)		66,490	66,490
ANZ Banking Group Ltd. Commercial Paper 4.453%	03/14/2006	156,014	156,014
Banco Santander Central Hispano SA Commercial Paper 4.430%	03/06/2006	124,811	124,811

BancoBilbao Vizcaya Argentaria SA Eurodollar Time Deposit 4.520%	03/27/2006	$249,622	$249,622
Bank of America 4.490%	03/20/2006	163,815	163,815
Bank of America 4.520%	03/17/2006	120,045	120,045
Bank of Montreal Eurodollar Time Deposit 4.420%	02/17/2006	156,014	156,014
Bank of Montreal Eurodollar Time Deposit 4.430%	02/21/2006	78,007	78,007
Bank of Nova Scotia Eurodollar Time Deposit 4.500%	03/27/2006	156,014	156,014
Barclays Eurodollar Time Deposit 4.410%	02/27/2006	78,007	78,007
Barclays Eurodollar Time Deposit 4.470%	03/17/2006	124,811	124,811
Barclays Eurodollar Time Deposit 4.500%	03/24/2006	78,007	78,007
Barclays Eurodollar Time Deposit 4.535%	03/28/2006	93,608	93,608
BGI Institutional Money Market Fund(j)		406,166	406,166
Branch Banker & Trust Eurodollar Time Deposit 4.325%	02/03/2006	156,014	156,014
Calyon Eurodollar Time Deposit 4.335%	02/06/2006	156,014	156,014
Calyon Eurodollar Time Deposit 4.455%	03/02/2006	156,014	156,014
Calyon Eurodollar Time Deposit 4.500%	03/24/2006	156,014	156,014
Canadian Imperial Bank of Commerce Eurodollar Time Deposit 4.300%	02/01/2006	234,021	234,021
Deutsche Bank Eurodollar Time Deposit 4.450%	03/13/2006	156,014	156,014
Deutsche Bank Eurodollar Time Deposit 4.490%	03/23/2006	62,406	62,406
Federal Home Loan Bank 4.365%	02/22/2006	64,998	64,998
Fortis Bank Eurodollar Time Deposit 4.420%	02/07/2006	156,014	156,014
Fortis Bank Eurodollar Time Deposit 4.470%	02/15/2006	62,406	62,406
Fortis Bank Eurodollar Time Deposit 4.500%	02/27/2006	93,608	93,608
Freddie Mac 4.426%	02/28/2006	80,573	80,573
Goldman Sachs Financial Square Prime Obligations Money Market Fund(j)		109,210	109,210
Merrimac Cash Fund, Premium Class(j)		24,962	24,962

Rabobank Nederland Eurodollar Time Deposit 4.510%	03/01/2006	$280,825	$280,825
Rabobank Nederland Eurodollar Time Deposit 4.520%	03/28/2006	124,811	124,811
Royal Bank of Canada Eurodollar Time Deposit 4.480%	03/21/2006	312,028	312,028
Skandinaviska Enskilda Banken AB Eurodollar Time Deposit 4.420%	02/17/2006	234,021	234,021
Societe Generale Eurodollar Time Deposit 4.460%	03/01/2006	234,021	234,021
Svenska Handlesbanken Eurodollar Time Deposit 4.470%	02/01/2006	495,693	495,693
The Bank of the West Eurodollar Time Deposit 4.500%	03/20/2006	218,420	218,420
Toronto Dominion Bank Eurodollar Time Deposit 4.440%	02/14/2006	312,028	312,028
UBS AG Eurodollar Time Deposit 4.430%	03/10/2006	156,014	156,014
Wachovia Bank NA Eurodollar Time Deposit 4.390%	02/01/2006	156,014	156,014
Wells Fargo Eurodollar Time Deposit 4.300%	02/03/2006	312,028	312,028
Wells Fargo Eurodollar Time Deposit 4.430%	02/28/2006	62,406	62,406
Wells Fargo Eurodollar Time Deposit 4.500%	02/07/2006	115,450	115,450
			6,920,676
Repurchase Agreements — 4.8%
Investors Bank & Trust Company Repurchase Agreement, dated 01/31/2006, 3.02%, due 02/01/2006(1)		12,426,407	12,426,407
U.S. Treasury Bills — 3.4%
U.S. Teasury Bill 3.830%	03/09/2006	3,190,000	3,177,782
U.S. Teasury Bill 3.880%	03/09/2006	5,800,000	5,777,496
			8,955,278
TOTAL SHORT-TERM INVESTMENTS (At Amortized Cost)			28,302,361
TOTAL INVESTMENTS — 106.2% (Cost $277,360,583)(m)			$278,014,905
Other Assets/(Liabilities) — (6.2%)			(16,397,338)
NET ASSETS — 100.0%			$261,617,567

Notes to Portfolio of Investments

ARS - Argentine Peso

AUD - Australian Dollar

BRL - Brazilian Lira

COP - Colombian Peso

EGP - Egyptian Pound

EUR - Euro

GBP - British Pound

ILS - Israeli Shekel

JPY - Japanese Yen

MTN - Medium Term Note

MXN - Mexican Peso

MYR - Malaysian Ringgit

NZD - New Zealand Dollar

PEN - Peruvian New Sol

PLN - Polish Zloty

REIT - Real Estate Investment Trust

RON - New Romanian Leu

RUB - Russian Ruble

TBA - To be announced

TRY - New Turkish Lira

UAH - Ukraine Hryvnia

ZAR - South African Rand

(a)	Denotes all or a portion of security on loan. (Note 2).
(b)	Non-income producing security.
(c)

Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2006, these securities amounted to a value of $34,100,687 or 13.0% of net assets.

(d)	Security is currently in default.
(e)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(f)	All or a portion of this security is segregated to cover forward purchase commitments. (Note 2).
(g)	This security is held as collateral for open futures contracts. (Note 2).
(h)	A portion of this security is purchased on a forward commitment basis. (Note 2).
(i)	This security is held as collateral for open futures contracts. (Note 2).
(j)	Amount represents shares owned of the fund.
(k)	Represents investments of security lending collateral. (Note 2).
(l)

Maturity value of $12,427,449. Collateralized by an U.S. Government Agency obligation with a rate of 4.50, maturity date of 01/01/2034, and an aggregate market value, including accrued interest of $13,047,727.

(m)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier High Yield Fund — Portfolio of Investments

January 31, 2006 (Unaudited)

		Principal
		Amount	Market Value
BONDS & NOTES — 97.9%
CORPORATE DEBT — 97.9%
Aerospace & Defense — 1.7%
Bombardier, Inc.(a) 6.300%	05/01/2014	$800,000	$718,000
GenCorp, Inc. 9.500%	08/15/2013	228,000	246,810
Moog, Inc. 6.250%	01/15/2015	640,000	628,800
TransDigm, Inc. 8.375%	07/15/2011	125,000	131,250
			1,724,860
Apparel, Textiles & Shoes — 2.2%
GFSI, Inc.(a) 11.000%	03/01/2007	500,000	450,000
Interface, Inc., Series B 9.500%	02/01/2014	1,000,000	1,000,000
Phillips Van-Heusen Corp. 7.250%	02/15/2011	700,000	714,000
			2,164,000
Automotive & Parts — 4.8%
Affinia Group, Inc. 9.000%	11/30/2014	800,000	664,000
The Goodyear Tire & Rubber Co. 9.000%	07/01/2015	1,500,000	1,500,000
Keystone Automotive Operations, Inc. 9.750%	11/01/2013	350,000	302,750
Navistar International Corp.(b) 7.500%	06/15/2011	250,000	247,500
Tenneco Automotive, Inc.(b) 8.625%	11/15/2014	1,350,000	1,356,750
United Components, Inc. 9.375%	06/15/2013	750,000	748,125
			4,819,125
Banking, Savings & Loans — 0.9%
Ametek, Inc. 7.200%	07/15/2008	100,000	103,794
Dollar Financial Group, Inc. 9.750%	11/15/2011	825,000	852,844
			956,638

1

Beverages — 0.9%
National Wine and Spirits, Inc. 10.125%	01/15/2009	$900,000	$909,000
Broadcasting, Publishing & Printing — 5.8%
American Media Operation, Inc.(b) 8.875%	01/15/2011	725,000	616,250
Cablevision Systems Corp. 8.716%	04/01/2009	600,000	612,750
CCH I LLC(a) 11.000%	10/01/2015	1,240,000	1,019,900
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp.(b) 9.625%	11/15/2009	500,000	372,500
CSC Holdings, Inc. 7.625%	04/01/2011	750,000	750,937
CSC Holdings, Inc., Series B 8.125%	07/15/2009	250,000	253,750
Echostar DBS Corp. 6.375%	10/01/2011	925,000	901,875
LodgeNet Entertainment Corp. 9.500%	06/15/2013	500,000	540,000
Primedia, Inc. 8.000%	05/15/2013	500,000	435,000
Primedia, Inc. 10.124%	05/15/2010	350,000	338,187
			5,841,149
Building Materials & Construction — 1.4%
Chemed Corp. 8.750%	02/24/2011	1,300,000	1,382,875
Chemicals — 5.9%
Airgas, Inc. 7.750%	09/15/2006	200,000	202,500
Airgas, Inc. 9.125%	10/01/2011	100,000	106,375
Consolidated Container Co. LLC(b) 0.000%	06/15/2009	900,000	783,000
Georgia Gulf Corp. 7.125%	12/15/2013	325,000	334,750
Graham Packaging Co.(b) 9.875%	10/15/2014	900,000	891,000
Huntsman LLC 11.625%	10/15/2010	505,000	578,225
Lyondell Chemical Co. 9.500%	12/15/2008	486,000	509,692
Lyondell Chemical Co. 9.500%	12/15/2008	103,000	108,021
Nova Chemicals Corp.(a) 7.561%	11/15/2013	500,000	506,250

2

OM Group, Inc. 9.250%	12/15/2011	$650,000	$650,000
PQ Corp.(a) 7.500%	02/15/2013	475,000	447,687
Rhodia SA(b) 10.250%	06/01/2010	752,000	832,840
			5,950,340
Commercial Services — 15.5%
Allied Waste North America, Inc.(b) 6.125%	02/15/2014	1,050,000	1,000,125
Cadmus Communications Corp. 8.375%	06/15/2014	600,000	606,000
Cenveo Corp. 7.875%	12/01/2013	1,050,000	1,023,750
Hertz Corp.(a) (b) 10.500%	01/01/2016	100,000	104,500
Insurance Auto Auctions, Inc. 11.000%	04/01/2013	1,000,000	1,045,000
Invensys PLC(a) (b) 9.875%	03/15/2011	1,500,000	1,537,500
Iron Mountain, Inc. 6.625%	01/01/2016	200,000	188,000
Iron Mountain, Inc. 8.625%	04/01/2013	700,000	729,750
Mac-Gray Corp. 7.625%	08/15/2015	900,000	906,750
MSX International, Inc. 11.000%	10/15/2007	200,000	199,000
North American Energy Partners, Inc. 8.750%	12/01/2011	775,000	763,375
Quintiles Transnational Corp. 10.000%	10/01/2013	500,000	555,000
Rent-A-Center, Inc. 7.500%	05/01/2010	1,000,000	965,000
Rent-Way, Inc. 11.875%	06/15/2010	725,000	764,875
Samsonite Corp. 8.875%	06/01/2011	1,150,000	1,213,250
Service Corp. International(a) 7.500%	06/15/2017	700,000	710,500
United Rentals North America, Inc.(b) 7.000%	02/15/2014	500,000	473,750
United Rentals North America, Inc. 7.750%	11/15/2013	500,000	495,000
Waste Services, Inc. 9.500%	04/15/2014	900,000	909,000
Williams Scotsman, Inc. 8.500%	10/01/2015	1,350,000	1,397,250
			15,587,375

3

Communications — 1.1%
Intelsat Bermuda Ltd.(a) 8.250%	01/15/2013	$650,000	$648,375
Intelsat Bermuda Ltd.(a) 9.609%	01/15/2012	500,000	508,750
			1,157,125
Computer Integrated Systems Design — 2.1%
Activant Solutions, Inc. 10.500%	06/15/2011	585,000	635,456
Activant Solutions, Inc.(a) 10.530%	04/01/2010	1,400,000	1,428,000
			2,063,456
Cosmetics & Personal Care — 0.1%
Johnsondiversey, Inc., Series B 9.625%	05/15/2012	65,000	65,975
Electric Utilities — 4.8%
AES Corp. 8.750%	06/15/2008	142,000	149,100
AES Corp.(b) 8.875%	02/15/2011	1,250,000	1,350,000
Northwestern Corp. 5.875%	11/01/2014	70,000	69,502
NRG Energy, Inc. 7.375%	02/01/2016	350,000	356,125
NRG Energy, Inc. 8.000%	12/15/2013	482,000	537,430
Sierra Pacific Resources(a) 6.750%	08/15/2017	940,000	942,350
Tenaska Alabama Partners, LP(a) 7.000%	06/30/2021	506,576	514,162
Utilicorp., Inc. 9.950%	02/01/2011	775,000	856,375
			4,775,044
Electrical Equipment & Electronics — 1.8%
Communications & Power Industries, Inc. 8.000%	02/01/2012	100,000	102,000
GrafTech International Ltd. 1.625%	01/15/2024	600,000	450,750
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co. 8.000%	12/15/2014	100,000	96,750
Spectrum Brands, Inc. 8.500%	10/01/2013	75,000	64,312
Telex Communications, Inc. 11.500%	10/15/2008	1,000,000	1,070,000
			1,783,812

4

Energy — 9.7%
Atlas Pipeline Partners LP(a) 8.125%	12/15/2015	$400,000	$412,000
Belden & Blake Corp. 8.750%	07/15/2012	350,000	359,625
Chesapeake Energy Corp. 6.500%	08/15/2017	410,000	407,950
Chesapeake Energy Corp. 6.875%	01/15/2016	750,000	765,000
Clayton William Energy 7.750%	08/01/2013	800,000	787,000
Colorado Interstate Gas Co.(a) 6.800%	11/15/2015	1,000,000	1,039,010
El Paso Corp.(b) 7.875%	06/15/2012	425,000	449,438
EL Paso Production Holding Co. 7.750%	06/01/2013	600,000	634,500
Exco Resources, Inc. 7.250%	01/15/2011	675,000	685,125
Plains Exploration & Production Co. 8.750%	07/01/2012	250,000	269,375
Pogo Producing Co. 6.625%	03/15/2015	850,000	845,750
Pogo Producing Co.(a) 6.875%	10/01/2017	175,000	175,000
The Premcor Refining Group, Inc. 6.750%	05/01/2014	600,000	627,234
Sonat, Inc. 7.625%	07/15/2011	500,000	521,250
Transmontaigne, Inc. 9.125%	06/01/2010	975,000	994,500
Williams Cos., Inc. 7.125%	09/01/2011	250,000	260,625
Williams Cos., Inc. Series A 7.500%	01/15/2031	500,000	530,000
			9,763,382
Entertainment & Leisure — 4.6%
AMC Entertainment, Inc.(a) 11.000%	02/01/2016	1,025,000	1,025,000
Diamond Jo LLC 8.750%	04/15/2012	750,000	735,000
Imax Corp. 9.625%	12/01/2010	1,000,000	1,022,500
Liberty Media Corp. 5.700%	05/15/2013	850,000	795,544
Mohegan Tribal Gaming Authority 6.375%	07/15/2009	1,000,000	1,010,000
Park Place Entertainment Corp. 7.000%	04/15/2013	45,000	47,837
			4,635,881

5

Financial Services — 13.5%
Ahold Finance USA, Inc. 6.250%	05/01/2009	$600,000	$609,000
ALH Finance LLC/ALH Finance Corp.(b) 8.500%	01/15/2013	1,200,000	1,152,000
BCP Crystal Holdings Corp. 9.625%	06/15/2014	439,000	487,290
CCO Holdings LLC/Cap Corp.(b) 8.616%	12/15/2010	500,000	488,750
Ford Motor Credit Co.(b) 5.625%	10/01/2008	1,750,000	1,590,999
General Motors Acceptance Corp. 6.875%	09/15/2011	1,750,000	1,670,779
General Motors Acceptance Corp. 7.750%	01/19/2010	1,250,000	1,230,561
Inergy LP/Inergy Finance Corp.(a) 8.250%	03/01/2016	1,025,000	1,037,813
Insight Midwest LP/Insight Capital, Inc. 9.750%	10/01/2009	375,000	387,188
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.(a) 6.875%	11/01/2014	350,000	320,250
Mediacom LLC/Mediacom Capital Corp.(b) 9.500%	01/15/2013	600,000	595,500
Mrs Fields Famous Brands LLC/Mrs Fields Financing Co., Inc. 11.500%	03/15/2011	1,050,000	850,500
Pacific Energy Partners LP/Pacific Energy Finance Corp. 6.250%	09/15/2015	350,000	349,125
Pacific Energy Partners LP/Pacific Energy Finance Corp. 7.125%	06/15/2014	700,000	728,000
Qwest Capital Funding, Inc.(b) 7.000%	08/03/2009	650,000	654,875
Texas Genco LLC/Texas Genco Financing Corp.(a) 6.875%	12/15/2014	845,000	914,713
Universal City Florida Holding Co. 8.375%	05/01/2010	235,000	235,588
Universal City Florida Holding Co. 9.430%	05/01/2010	235,000	236,175
			13,539,106
Foods — 3.3%
Dean Foods Co. 6.900%	10/15/2017	700,000	708,750
Land O’ Lakes, Inc. 8.750%	11/15/2011	430,000	451,500
Land O’ Lakes, Inc. 9.000%	12/15/2010	500,000	541,250

6

Pinnacle Foods Holding Corp. 8.250%	12/01/2013	$1,000,000	$962,500
Wornick Co. 10.875%	07/15/2011	600,000	624,000
			3,288,000
Forest Products & Paper — 2.4%
Abitibi-Consolidated, Inc. 7.750%	06/15/2011	350,000	328,125
Abitibi-Consolidated, Inc.(b) 8.375%	04/01/2015	135,000	126,900
Pregis Corp.(a) (b) 12.375%	10/15/2013	1,000,000	1,015,000
Rock-Tenn Co. 8.200%	08/15/2011	900,000	897,750
			2,367,775
Healthcare — 1.2%
HCA, Inc. 6.950%	05/01/2012	1,150,000	1,183,234
Heavy Machinery — 0.8%
Kennametal, Inc. 7.200%	06/15/2012	175,000	189,212
Thermadyne Holdings Corp. 9.250%	02/01/2014	750,000	660,000
			849,212
Household Products — 0.7%
Owens-Illinois, Inc.(b) 7.500%	05/15/2010	700,000	710,500
Industrial - Diversified — 1.1%
Leucadia National Corp. 7.000%	08/15/2013	750,000	746,250
Tekni-Plex, Inc.(a) 10.875%	08/15/2012	350,000	385,000
			1,131,250
Lodging — 3.4%
Intrawest Corp. 7.500%	10/15/2013	750,000	768,750
Isle of Capri Casinos, Inc. 7.000%	03/01/2014	700,000	686,875
Majestic Star Casino LLC 9.500%	10/15/2010	700,000	747,250
MGM Mirage 6.750%	09/01/2012	750,000	763,125
Station Casinos, Inc. 6.500%	02/01/2014	500,000	498,750
			3,464,750

7

Manufacturing — 0.1%
Elgin National Industries, Inc., Series B 11.000%	11/01/2007	$125,000	$119,063
Metals & Mining — 1.2%
Massey Energy Co.(a) 6.875%	12/15/2013	500,000	504,375
Trimas Corp. 9.875%	06/15/2012	800,000	684,000
			1,188,375
Prepackaged Software — 0.9%
Sungard Data Systems, Inc. 4.875%	01/15/2014	750,000	652,500
Sungard Data Systems, Inc.(a) 9.125%	08/15/2013	200,000	208,000
			860,500
Restaurants — 1.6%
Sbarro, Inc.(b) 11.000%	09/15/2009	900,000	904,500
VICORP Restaurants, Inc. 10.500%	04/15/2011	800,000	750,000
			1,654,500
Retail — 0.9%
Neiman-Marcus Group, Inc.(a) (b) 10.375%	10/15/2015	850,000	876,563
Telephone Utilities — 2.4%
Cincinnati Bell, Inc. 8.375%	01/15/2014	750,000	736,875
Qwest Communications International, Inc.(b) 7.500%	02/15/2014	1,150,000	1,161,500
Qwest Corp. 8.875%	03/15/2012	125,000	138,438
Rogers Wireless Communications, Inc. 7.250%	12/15/2012	200,000	211,500
Rogers Wireless Communications, Inc.(b) 8.000%	12/15/2012	200,000	212,000
			2,460,313
Transportation — 1.1%
Hornbeck Offshore Services, Inc., Series B 6.125%	12/01/2014	75,000	75,000
Interpool, Inc. 7.350%	08/01/2007	250,000	253,750
Stanadyne Corp. 10.000%	08/15/2014	800,000	768,000
			1,096,750
TOTAL BONDS & NOTES (Cost $97,792,657)			98,369,928

8

SHORT-TERM INVESTMENTS — 17.0%
Cash Equivalents — 17.0%(d)
Abbey National PLC Eurodollar Time Deposit 4.310%	02/02/2006	$461,174	$461,174
American Beacon Money Market Fund(c)		163,786	163,786
ANZ Banking Group Ltd. Commercial Paper 4.453%	03/14/2006	384,312	384,312
Banco Santander Central Hispano SA Commercial Paper 4.430%	03/06/2006	307,449	307,449
BancoBilbao Vizcaya Argentaria SA Eurodollar Time Deposit 4.520%	03/27/2006	614,898	614,898
Bank of America 4.490%	03/20/2006	403,527	403,527
Bank of America 4.520%	03/17/2006	295,709	295,709
Bank of Montreal Eurodollar Time Deposit 4.420%	02/17/2006	384,311	384,311
Bank of Montreal Eurodollar Time Deposit 4.430%	02/21/2006	192,156	192,156
Bank of Nova Scotia Eurodollar Time Deposit 4.500%	03/27/2006	384,311	384,311
Barclays Eurodollar Time Deposit 4.410%	02/27/2006	192,156	192,156
Barclays Eurodollar Time Deposit 4.470%	03/17/2006	307,449	307,449
Barclays Eurodollar Time Deposit 4.500%	03/24/2006	192,156	192,156
Barclays Eurodollar Time Deposit 4.535%	03/28/2006	230,587	230,587
BGI Institutional Money Market Fund(c)		1,000,514	1,000,514
Branch Banker & Trust Eurodollar Time Deposit 4.325%	02/03/2006	384,311	384,311
Calyon Eurodollar Time Deposit 4.335%	02/06/2006	384,311	384,311
Calyon Eurodollar Time Deposit 4.455%	03/02/2006	384,311	384,311
Calyon Eurodollar Time Deposit 4.500%	03/24/2006	384,311	384,311
Canadian Imperial Bank of Commerce Eurodollar Time Deposit 4.300%	02/01/2006	576,467	576,467
Deutsche Bank Eurodollar Time Deposit 4.450%	03/13/2006	384,311	384,311
Deutsche Bank Eurodollar Time Deposit 4.490%	03/23/2006	153,724	153,724
Federal Home Loan Bank 4.365%	02/22/2006	160,110	160,110

9

Fortis Bank Eurodollar Time Deposit 4.420%	02/07/2006	$384,311	$384,311
Fortis Bank Eurodollar Time Deposit 4.470%	02/15/2006	153,724	153,724
Fortis Bank Eurodollar Time Deposit 4.500%	02/27/2006	230,587	230,587
Freddie Mac 4.426%	02/28/2006	198,477	198,477
Goldman Sachs Financial Square Prime Obligations Money Market Fund(c)		269,018	269,018
Merrimac Cash Fund, Premium Class(c)		61,490	61,490
Rabobank Nederland Eurodollar Time Deposit 4.510%	03/01/2006	691,760	691,760
Rabobank Nederland Eurodollar Time Deposit 4.520%	03/28/2006	307,449	307,449
Royal Bank of Canada Eurodollar Time Deposit 4.480%	03/21/2006	768,622	768,622
Skandinaviska Enskilda Banken AB Eurodollar Time Deposit 4.420%	02/17/2006	576,467	576,467
Societe Generale Eurodollar Time Deposit 4.460%	03/01/2006	576,467	576,467
Svenska Handlesbanken Eurodollar Time Deposit 4.470%	02/01/2006	1,221,046	1,221,046
The Bank of the West Eurodollar Time Deposit 4.500%	03/20/2006	538,036	538,036
Toronto Dominion Bank Eurodollar Time Deposit 4.440%	02/14/2006	768,622	768,622
UBS AG Eurodollar Time Deposit 4.430%	03/10/2006	384,311	384,311
Wachovia Bank NA Eurodollar Time Deposit 4.390%	02/01/2006	384,311	384,311
Wells Fargo Eurodollar Time Deposit 4.300%	02/03/2006	768,622	768,622
Wells Fargo Eurodollar Time Deposit 4.430%	02/28/2006	153,724	153,724
Wells Fargo Eurodollar Time Deposit 4.500%	02/07/2006	284,390	284,390
			17,047,785
TOTAL SHORT-TERM INVESTMENTS (At Amortized Cost)			17,047,785
TOTAL INVESTMENTS — 114.9% (Cost $114,840,442)(e)			$115,417,713
Other Assets/(Liabilities) — (14.9%)			(14,938,952)
NET ASSETS — 100.0%			$100,478,761

10

Notes to Portfolio of Investments

(a)

Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2006, these securities amounted to a value of $17,448,698 or 17.4% of net assets.

(b)	Denotes all or a portion of security on loan. (Note 2).
(c)	Amount represents shares owned of the fund.
(d)	Represents investments of security lending collateral. (Note 2).
(e)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

11

MassMutual Premier Balanced Fund — Portfolio of Investments

January 31, 2006 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 61.1%
COMMON STOCK — 61.1%
Advertising — 0.1%
Monster Worldwide, Inc.(a) (b)	1,600	$68,256
Omnicom Group, Inc.(b)	1,600	130,864
		199,120
Aerospace & Defense — 2.0%
Boeing Co.	23,300	1,591,623
General Dynamics Corp.	2,900	337,444
Goodrich Corp.	1,000	39,370
Lockheed Martin Corp.	10,700	723,855
Northrop Grumman Corp.	10,600	658,578
Raytheon Co.	13,100	536,707
Rockwell Collins, Inc.	2,500	117,300
United Technologies Corp.	14,300	834,691
		4,839,568
Air Transportation — 0.1%
Southwest Airlines Co.	11,200	184,352
Apparel, Textiles & Shoes — 0.3%
Coach, Inc.(a)	5,300	190,535
Jones Apparel Group, Inc.	2,200	68,816
Liz Claiborne, Inc.(b)	900	31,248
Nike, Inc. Cl. B	1,600	129,520
Nordstrom, Inc.	5,800	241,976
Reebok International Ltd.(b)	800	47,192
VF Corp.(b)	1,300	72,124
		781,411
Automotive & Parts — 0.4%
AutoNation, Inc.(a) (b)	11,500	256,335
General Motors Corp.(b)	11,900	286,314
Genuine Parts Co.	2,100	89,313
The Goodyear Tire & Rubber Co.(a) (b)	3,800	59,432
Harley-Davidson, Inc.	5,800	310,474
		1,001,868
Banking, Savings & Loans — 5.1%
AmSouth Bancorporation(b)	7,800	215,358
Bank of America Corp.	53,064	2,347,021
Bank of New York Co., Inc.	9,300	295,833
BB&T Corp.	6,200	242,048
Capital One Financial Corp.	6,700	558,110
Comerica, Inc.	1,900	105,393
Compass Bancshares, Inc.	1,600	77,952

1

Fannie Mae	300	$17,382
Fifth Third Bancorp(b)	3,800	142,766
First Horizon National Corp.	1,600	60,592
Freddie Mac	7,800	529,308
Golden West Financial Corp.	3,100	218,922
JP Morgan Chase & Co.	47,900	1,904,025
KeyCorp(b)	9,400	332,666
M&T Bank Corp.	900	97,470
Marshall and Ilsley Corp.	1,600	67,104
Mellon Financial Corp.	5,500	193,985
National City Corp.	6,200	211,916
North Fork Bancorporation, Inc.	3,150	81,018
Northern Trust Corp.	1,500	78,315
Regions Financial Corp.(b)	6,066	201,270
SLM Corp.	5,200	290,992
Sovereign Bancorp, Inc.	5,000	109,000
State Street Corp.	4,600	278,116
SunTrust Banks, Inc.	4,400	314,380
Synovus Financial Corp.	2,400	66,408
U.S. Bancorp	21,900	655,029
Wachovia Corp.	17,728	972,026
Washington Mutual, Inc.	11,885	502,973
Wells Fargo & Co.	19,100	1,191,076
Zions Bancorp	1,200	94,884
		12,453,338
Beverages — 1.0%
Anheuser-Busch Cos., Inc.	1,500	62,160
Brown-Forman Corp. Cl. B	2,000	141,840
The Coca-Cola Co.	29,400	1,216,572
Coca-Cola Enterprises, Inc.	3,600	71,064
Constellation Brands, Inc. Cl. A(a)	1,600	42,704
Molson Coors Brewing Co. Cl. B	1,000	62,500
The Pepsi Bottling Group, Inc.	2,000	58,000
PepsiCo, Inc.	16,000	914,880
		2,569,720
Broadcasting, Publishing & Printing — 1.6%
Clear Channel Communications, Inc.	12,100	354,167
Dow Jones & Co., Inc.(b)	900	34,209
Gannett Co., Inc.	4,800	296,640
Knight Ridder, Inc.(b)	1,000	62,250
The McGraw-Hill Companies, Inc.	3,000	153,120
Meredith Corp.	900	49,284
New York Times Co. Cl. A(b)	1,900	53,770
Time Warner, Inc.	104,700	1,835,391
Tribune Co.	3,600	104,436
Univision Communications, Inc. Cl. A(a)	4,400	140,096
Viacom, Inc. Cl. B(a)	17,300	717,604
		3,800,967

2

Building Materials & Construction — 0.0%
Louisiana-Pacific Corp.(b)	1,900	$55,955
Chemicals — 0.8%
Dow Chemical Co.	11,600	490,680
Du Pont (E.I.) de Nemours & Co.	200	7,830
Monsanto Co.	10,400	879,944
Praxair, Inc.	6,500	342,420
Rohm & Haas Co.	3,000	152,700
		1,873,574
Commercial Services — 1.0%
Cendant Corp.	100	1,674
Donnelley (R.R.) & Sons Co.	1,600	52,160
eBay, Inc.(a)	25,600	1,103,360
Equifax, Inc.	6,700	256,744
Fluor Corp.	4,200	369,390
Moody’s Corp.	3,900	246,948
PerkinElmer, Inc.	2,100	47,754
Quest Diagnostics, Inc.	1,900	93,917
Ryder System, Inc.(b)	900	40,230
Waste Management, Inc.	10,300	325,274
		2,537,451
Communications — 0.3%
Citizens Communications Co.	5,400	66,258
L-3 Communications Holdings, Inc.	1,900	153,938
Network Appliance, Inc.(a)	3,000	93,600
Qualcomm, Inc.	2,800	134,288
Scientific-Atlanta, Inc.	3,900	166,764
Tellabs, Inc.(a)	6,100	78,019
		692,867
Communications Equipment — 0.6%
Motorola, Inc.	63,000	1,430,730
Computer Integrated Systems Design — 0.2%
Autodesk, Inc.	9,000	365,310
Computer Sciences Corp.(a)	2,500	126,750
Parametric Technology Corp.(a)	3,782	23,675
Sun Microsystems, Inc.(a)	1,200	5,400
		521,135
Computers & Information — 2.6%
Apple Computer, Inc.(a)	17,700	1,336,527
Cisco Systems, Inc.(a)	80,800	1,500,456
Comverse Technology, Inc.(a)	100	2,739
Dell, Inc.(a)	1,300	38,103
EMC Corp.(a)	31,500	422,100
International Business Machines Corp.	31,300	2,544,690
International Game Technology	4,400	157,432
Jabil Circuit, Inc.(a)	7,700	311,080

3

Lexmark International, Inc.(a)	1,500	$72,855
Solectron Corp.(a)	14,800	56,536
		6,442,518
Computers & Office Equipment — 1.0%
Electronic Data Systems Corp.	100	2,519
Hewlett-Packard Co.	65,900	2,054,762
Pitney Bowes, Inc.	3,200	136,768
Xerox Corp.(a)	13,300	190,323
		2,384,372
Containers — 0.2%
Ball Corp.	2,600	105,300
Sealed Air Corp.(a) (b)	3,200	176,864
Temple-Inland, Inc.	3,200	150,080
		432,244
Cosmetics & Personal Care — 1.3%
Colgate-Palmolive Co.	1,000	54,890
Kimberly-Clark Corp.	4,000	228,480
The Procter & Gamble Co.	47,618	2,820,414
		3,103,784
Data Processing & Preparation — 0.5%
Affiliated Computer Services, Inc. Cl. A(a)	1,000	62,600
Automatic Data Processing, Inc.	7,900	347,126
First Data Corp.	10,000	451,000
Fiserv, Inc.(a) (b)	2,600	114,348
IMS Health, Inc.(b)	1,600	39,360
NCR Corp.(a)	3,500	130,025
		1,144,459
Electric Utilities — 1.9%
Allegheny Energy, Inc.(a)	1,700	59,143
Ameren Corp.	1,600	81,216
American Electric Power Co., Inc.	3,600	134,352
CenterPoint Energy, Inc.(b)	25,700	328,446
Cinergy Corp.	3,600	156,420
CMS Energy Corp.(a)	2,900	41,963
Consolidated Edison, Inc.(b)	2,300	108,123
Constellation Energy Group, Inc.	1,400	81,578
Dominion Resources, Inc.(b)	2,700	203,931
DTE Energy Co.	1,400	59,080
Duke Energy Corp.(b)	17,700	501,795
Edison International	9,500	416,290
Entergy Corp.	1,700	118,167
Exelon Corp.	6,000	344,520
FirstEnergy Corp.	6,200	310,620
FPL Group, Inc.	7,400	309,246
NiSource, Inc.	3,400	69,802
PG&E Corp.	6,300	235,053
Pinnacle West Capital Corp.	8,300	353,663
PPL Corp.(b)	3,500	105,455

4

Progress Energy, Inc.(b)	2,300	$100,326
Public Service Enterprise Group, Inc.	2,200	153,164
Southern Co.(b)	6,800	236,640
Teco Energy, Inc.	1,300	22,204
TXU Corp.	4,400	222,816
		4,754,013
Electrical Equipment & Electronics — 4.1%
Advanced Micro Devices, Inc.(a)	11,300	473,018
Analog Devices, Inc.	5,000	198,850
Broadcom Corp. Cl. A(a)	7,400	504,680
Emerson Electric Co.	5,800	449,210
Freescale Semiconductor, Inc. Cl. B(a)	13,837	349,384
General Electric Co.	119,500	3,913,625
Intel Corp.	79,200	1,684,584
Johnson Controls, Inc.	2,700	186,948
KLA-Tencor Corp.	2,600	135,148
Linear Technology Corp.	100	3,721
LSI Logic Corp.(a)	5,400	49,410
Micron Technology, Inc.(a)	8,300	121,844
National Semiconductor Corp.	11,600	327,236
Novellus Systems, Inc.(a)	4,800	136,080
Nvidia Corp.(a) (b)	4,100	184,336
QLogic Corp.(a)	1,000	39,670
Rockwell Automation, Inc.	1,500	99,105
Texas Instruments, Inc.	37,900	1,107,817
		9,964,666
Energy — 6.8%
Amerada Hess Corp.(b)	2,700	417,960
Anadarko Petroleum Corp.	1,700	183,294
Apache Corp.	3,800	287,014
Ashland, Inc.	1,000	65,920
BJ Services Co.	4,800	194,352
Burlington Resources, Inc.	4,400	401,544
Chevron Corp.	25,685	1,525,175
ConocoPhillips	15,900	1,028,730
Devon Energy Corp.	16,000	1,091,360
EOG Resources, Inc.	100	8,454
Exxon Mobil Corp.	79,800	5,007,450
Halliburton Co.(b)	300	23,865
Kerr-McGee Corp.	3,926	433,391
KeySpan Corp.(b)	3,100	111,352
Kinder Morgan, Inc.	1,400	134,750
Marathon Oil Corp.	4,200	322,854
Nabors Industries Ltd.(a)	2,300	186,875
Nicor, Inc.(b)	4,000	163,600
Noble Corp.	100	8,044
Occidental Petroleum Corp.	9,900	967,329
Peoples Energy Corp.	500	18,610
Rowan Companies, Inc.	1,500	67,245

5

Schlumberger Ltd.(b)	9,500	$1,210,775
Sempra Energy	7,500	360,375
Sunoco, Inc.(b)	4,200	399,840
Transocean, Inc.(a)	10,400	843,960
Valero Energy Corp.	13,400	836,562
The Williams Companies, Inc.	5,400	128,736
Xcel Energy, Inc.	3,200	62,144
XTO Energy, Inc.	2,500	122,700
		16,614,260
Entertainment & Leisure — 0.1%
Harrah’s Entertainment, Inc.	4,100	301,760
Financial Services — 4.7%
Ameriprise Financial, Inc.	5,240	213,216
Archstone-Smith Trust	3,000	140,580
Bear Stearns Companies, Inc.	3,600	455,256
CIT Group, Inc.	6,800	362,712
Citigroup, Inc.	69,500	3,237,310
Countrywide Financial Corp.	13,398	448,029
Federated Investors, Inc. Cl. B	1,100	42,471
Franklin Resources, Inc.	2,100	206,850
The Goldman Sachs Group, Inc.	10,300	1,454,875
Huntington Bancshares, Inc.(b)	1,800	41,760
Janus Capital Group, Inc.	5,900	123,251
Lehman Brothers Holdings, Inc.	8,300	1,165,735
Merrill Lynch & Co., Inc.	19,800	1,486,386
Morgan Stanley	23,300	1,431,785
PNC Financial Services Group, Inc.	6,900	447,534
Price (T. Rowe) Group, Inc.	1,100	84,073
Public Storage, Inc.	1,000	72,570
The Charles Schwab Corp.	6,800	100,572
		11,514,965
Food Retailers — 0.3%
The Kroger Co.(a)	37,700	693,680
SuperValu, Inc.	4,400	140,492
		834,172
Foods — 0.7%
Archer-Daniels-Midland Co.	8,000	252,000
Campbell Soup Co.	3,000	89,790
ConAgra Foods, Inc.	100	2,073
General Mills, Inc.	10,600	515,266
Heinz (H. J.) Co.	5,300	179,882
Kellogg Co.	2,300	98,670
McCormick & Co., Inc.	1,400	42,294
Safeway, Inc.(b)	11,900	278,936
Sara Lee Corp.	9,800	179,144
Sysco Corp.	100	3,068
Tyson Foods, Inc. Cl. A	3,600	51,588
		1,692,711

6

Forest Products & Paper — 0.1%
International Paper Co.	300	$9,789
MeadWestvaco Corp.(b)	3,600	96,084
Plum Creek Timber Co., Inc.	2,500	92,350
Weyerhaeuser Co.	100	6,976
		205,199
Healthcare — 1.0%
Caremark Rx, Inc.(a)	5,700	281,010
Coventry Health Care, Inc.(a)	1,650	98,291
Express Scripts, Inc.(a)	5,700	520,353
HCA, Inc.(b)	5,500	269,940
Humana, Inc.(a)	2,000	111,540
Laboratory Corp. of America Holdings(a) (b)	1,500	87,975
Manor Care, Inc.	1,100	43,010
UnitedHealth Group, Inc.	16,300	968,546
		2,380,665
Home Construction, Furnishings & Appliances — 0.2%
Lennar Corp. Cl. A(b)	2,300	143,888
Maytag Corp.	1,200	20,664
Pulte Homes, Inc.	4,500	179,550
Whirlpool Corp.(b)	1,300	104,884
		448,986
Household Products — 0.5%
Black & Decker Corp.	1,300	112,190
The Clorox Co.	100	5,985
Corning, Inc.(a)	20,100	489,435
Newell Rubbermaid, Inc.	11,500	271,860
Sherwin-Williams Co.	2,900	153,410
Snap-on, Inc.(b)	800	32,104
The Stanley Works	1,500	73,560
		1,138,544
Industrial - Distribution — 0.0%
Grainger (W.W.), Inc.	1,100	78,023
Industrial - Diversified — 0.8%
3M Co.	10,700	778,425
Cooper Industries Ltd. Cl. A	1,200	97,980
Danaher Corp.	3,300	186,912
Eaton Corp.	2,000	132,400
ITT Industries, Inc.	1,400	143,500
Tyco International Ltd.	28,089	731,719
		2,070,936
Insurance — 4.3%
ACE Ltd.	4,100	224,475
Aetna, Inc.	3,700	358,160
AFLAC, Inc.	4,200	197,190
Allstate Corp.	5,400	281,070
Ambac Financial Group, Inc.	900	69,129

7

American International Group, Inc.	20,200	$1,322,292
Aon Corp.	12,900	441,438
Chubb Corp.	2,800	264,180
Cigna Corp.	4,600	559,360
Cincinnati Financial Corp.	2,514	114,488
Genworth Financial, Inc. Cl. A(b)	15,400	504,504
The Hartford Financial Services Group, Inc.	8,300	682,509
Jefferson-Pilot Corp.	3,200	186,656
Lincoln National Corp.	7,100	387,163
Loews Corp.	1,800	177,642
Marsh & McLennan Companies, Inc.	7,000	212,730
MBIA, Inc.(b)	3,200	196,992
Metlife, Inc.	21,300	1,068,408
MGIC Investment Corp.(b)	5,900	389,459
Principal Financial Group, Inc.	11,700	551,772
Progressive Corp.	2,700	283,608
Prudential Financial, Inc.	7,000	527,380
Safeco Corp.	1,900	99,275
St. Paul Travelers Cos.	9,422	427,570
Torchmark Corp.	1,700	95,370
UnumProvident Corp.	13,800	280,554
WellPoint, Inc.(a)	8,400	645,120
		10,548,494
Lodging — 0.1%
Marriott International, Inc. Cl. A	100	6,664
Starwood Hotels & Resorts Worldwide, Inc.	3,000	182,430
		189,094
Machinery & Components — 0.3%
Cummins, Inc.(b)	700	68,110
Dover Corp.	1,800	82,674
Ingersoll-Rand Co. Cl. A	8,800	345,576
Parker Hannifin Corp.	1,700	128,809
		625,169
Manufacturing — 0.2%
American Standard Companies, Inc.	2,200	79,200
Applied Materials, Inc.	21,800	415,290
Avery Dennison Corp.	900	53,766
Millipore Corp.(a) (b)	700	48,146
		596,402
Medical Supplies — 0.9%
Agilent Technologies, Inc.(a)	10,600	359,446
Allergan, Inc.(b)	2,000	232,800
Applera Corp. - Applied Biosystems Group	5,300	150,202
Bausch & Lomb, Inc.	900	60,795
Baxter International, Inc.	9,800	361,130
Becton, Dickinson & Co.	7,200	466,560
Fisher Scientific International, Inc.(a) (b)	1,900	127,053
Medtronic, Inc.	5,300	299,291

8

St. Jude Medical, Inc.(a)	100	$4,913
Thermo Electron Corp.(a)	1,400	47,096
Waters Corp.(a)	1,600	67,120
		2,176,406
Metals & Mining — 0.7%
Allegheny Technologies, Inc.	1,400	72,590
Freeport-McMoRan Copper & Gold, Inc. Cl. B	8,400	539,700
Newmont Mining Corp.	1,200	74,160
Nucor Corp.	5,600	471,688
Phelps Dodge Corp.(b)	2,900	465,450
		1,623,588
Pharmaceuticals — 5.2%
Abbott Laboratories	6,900	297,735
AmerisourceBergen Corp.	7,000	305,480
Amgen, Inc.(a)	18,500	1,348,465
Bristol-Myers Squibb Co.	18,300	417,057
Cardinal Health, Inc.	5,200	374,608
Eli Lilly & Co.	4,400	249,128
Genzyme Corp.(a)	2,300	163,162
Gilead Sciences, Inc.(a)	6,800	413,916
Hospira, Inc.(a)	8,340	373,215
Johnson & Johnson	32,100	1,847,034
King Pharmaceuticals, Inc.(a)	4,700	88,125
McKesson Corp.	10,000	530,000
Medco Health Solutions, Inc.(a)	4,000	216,400
MedImmune, Inc.(a)	3,600	122,832
Merck & Co., Inc.	55,100	1,900,950
Mylan Laboratories, Inc.	7,500	147,750
Pfizer, Inc.	110,300	2,832,504
Schering-Plough Corp.	201	3,849
Watson Pharmaceutical, Inc.(a)	17,500	579,075
Wyeth	12,700	587,375
		12,798,660
Photography Equipment/Supplies — 0.0%
Eastman Kodak Co.(b)	100	2,510
Prepackaged Software — 2.3%
Adobe Systems, Inc.	8,200	325,704
BMC Software, Inc.(a)	16,600	366,860
Citrix Systems, Inc.(a)	11,200	345,408
Computer Associates International, Inc.(b)	6,500	177,450
Compuware Corp.(a)	47,700	393,048
Intuit, Inc.(a)	7,100	371,543
Microsoft Corp.	88,700	2,496,905
Novell, Inc.(a) (b)	41,000	399,340
Oracle Corp.(a)	29,700	373,329
Siebel Systems, Inc.	13,700	145,357
Symantec Corp.(a)	14,845	272,851
		5,667,795

9

Real Estate — 0.2%
Equity Office Properties Trust(b)	5,600	$178,192
Equity Residential REIT	2,400	101,784
ProLogis	3,300	169,026
Simon Property Group, Inc. REIT	1,600	132,544
		581,546
Restaurants — 0.6%
Darden Restaurants, Inc.	3,000	121,980
McDonald’s Corp.	28,200	987,282
Yum! Brands, Inc.	6,400	316,608
		1,425,870
Retail — 2.0%
Best Buy Co., Inc.	500	25,330
Circuit City Stores, Inc.(b)	4,100	103,361
Costco Wholesale Corp.	7,600	379,164
Dollar General Corp.	8,400	141,960
Federated Department Stores, Inc.	7,296	486,133
The Home Depot, Inc.	9,600	389,280
J.C. Penney Co., Inc.	6,100	340,380
Lowe’s Companies, Inc.	20,600	1,309,130
Office Depot, Inc.(a)	8,200	271,830
Staples, Inc.	200	4,742
Walgreen Co.	1,600	69,248
Wal-Mart Stores, Inc.	28,500	1,314,135
		4,834,693
Telephone Utilities — 1.6%
AT&T, Inc.	62,900	1,632,255
BellSouth Corp.(b)	29,300	842,961
CenturyTel, Inc.	4,600	153,180
Qwest Communications International, Inc.(a) (b)	23,400	140,868
Sprint Nextel Corp.	27,935	639,432
Verizon Communications, Inc.	19,068	603,693
		4,012,389
Tobacco — 1.0%
Altria Group, Inc.	29,500	2,134,030
Reynolds American, Inc.(b)	2,500	252,825
UST, Inc.(b)	100	3,894
		2,390,749
Toys, Games — 0.2%
Hasbro, Inc.	11,400	241,680
Mattel, Inc.	8,500	140,250
		381,930
Transportation — 1.1%
Burlington Northern Santa Fe Corp.	5,300	424,636
Carnival Corp.	100	5,176
CSX Corp.	3,100	165,943
FedEx Corp.	4,200	424,830

10

Norfolk Southern Corp.	11,200	$558,208
Union Pacific Corp.	3,700	327,302
United Parcel Service, Inc. Cl. B	9,800	734,118
		2,640,213
Travel — 0.1%
Sabre Holdings Corp. Cl A(b)	11,100	271,950
TOTAL COMMON STOCK (Cost $138,800,725)		149,215,791
TOTAL EQUITIES (Cost $138,800,725)		149,215,791
RIGHTS — 0.0%
Computers & Information — 0.0%
Seagate Technology(a) (c)	5,100	0
TOTAL RIGHTS (Cost $0)		0

		Principal
		Amount	Market Value
BONDS & NOTES — 30.1%
ASSET BACKED SECURITIES — 0.5%
Financial Services — 0.5%
Chase Mortgage Finance Co., Series 2003-S11, Class 1A-1 5.000%	10/25/2033	$531,570	$509,074
Travelers Funding Limited, Series 1A, Class A1(d) 6.300%	02/18/2014	454,678	458,861
Vanderbilt Mortgage and Finance, Inc., Series 2002-C, Class A2 4.230%	02/07/2015	163,570	162,373
TOTAL ASSET BACKED SECURITIES (Cost $1,133,246)			1,130,308
CORPORATE DEBT — 11.3%
Air Transportation — 0.0%
US Airways, Inc. Class B(a) (e) 7.500%	04/15/2008	434,841	5,436
Apparel, Textiles & Shoes — 0.1%
Kellwood Co. 7.625%	10/15/2017	15,000	13,445
Kellwood Co. 7.875%	07/15/2009	50,000	49,446
Mohawk Industries, Inc., Series D 7.200%	04/15/2012	85,000	89,998
			152,889

11

Automotive & Parts — 0.4%
DaimlerChrysler North America Holding Corp. 4.050%	06/04/2008	$530,000	$515,215
DaimlerChrysler North America Holding Corp. 4.125%	03/07/2007	145,000	143,188
Ford Motor Co.(b) 6.375%	02/01/2029	90,000	61,200
General Motors Corp.(b) 8.375%	07/15/2033	130,000	96,200
Navistar International Corp.(b) 7.500%	06/15/2011	90,000	89,100
			904,903
Banking, Savings & Loans — 0.6%
Ametek, Inc. 7.200%	07/15/2008	280,000	290,625
Bank of America Corp. 4.250%	10/01/2010	225,000	217,748
CIT Group, Inc. 7.375%	04/02/2007	250,000	256,484
JP Morgan Chase & Co. 3.125%	12/11/2006	250,000	246,303
Kern River Funding Corp.(d) 4.893%	04/30/2018	176,800	171,970
SLM Corp.(b) 5.000%	10/01/2013	65,000	63,382
SLM Corp. 5.625%	08/01/2033	80,000	78,518
Wells Fargo & Co. 4.125%	03/10/2008	125,000	122,971
			1,448,001
Beverages — 0.2%
Anheuser-Busch Cos., Inc. 5.050%	10/15/2016	75,000	74,019
Anheuser-Busch Cos., Inc. 6.500%	02/01/2043	150,000	166,912
Constellation Brands, Inc. 8.000%	02/15/2008	55,000	57,475
Diageo Finance BV 3.000%	12/15/2006	100,000	98,326
			396,732
Broadcasting, Publishing & Printing — 1.1%
American Greetings Corp. 6.100%	08/01/2028	385,000	391,891
Belo Corp. 8.000%	11/01/2008	100,000	105,469
Clear Channel Communications, Inc. 6.000%	11/01/2006	55,000	55,311

12

Comcast Cable Communications, Inc. 8.375%	05/01/2007	$750,000	$779,545
Cox Communications, Inc. 4.625%	01/15/2010	495,000	478,034
Cox Communications, Inc. 6.750%	03/15/2011	200,000	207,891
Dow Jones & Co., Inc. 3.875%	02/15/2008	220,000	215,354
Rogers Cable, Inc. 5.500%	03/15/2014	125,000	117,500
Shaw Communications, Inc. 8.250%	04/11/2010	110,000	117,700
USA Interactive 7.000%	01/15/2013	235,000	243,749
			2,712,444
Building Materials & Construction — 0.2%
Chemed Corp. 8.750%	02/24/2011	130,000	138,288
Vulcan Materials Co. 6.000%	04/01/2009	250,000	260,305
			398,593
Chemicals — 0.3%
Chevron Phillips Chemical Co. LLC 5.375%	06/15/2007	170,000	170,100
Cytec Industries, Inc. 5.500%	10/01/2010	90,000	88,008
ICI Wilmington, Inc. 7.050%	09/15/2007	150,000	153,845
Lubrizol Corp. 4.625%	10/01/2009	130,000	127,204
Lubrizol Corp. 5.875%	12/01/2008	90,000	91,437
Sealed Air Corp.(d) 6.875%	07/15/2033	40,000	40,669
			671,263
Commercial Services — 0.1%
Allied Waste North America, Inc. 8.875%	04/01/2008	40,000	42,150
Allied Waste North America, Inc., Series B 5.750%	02/15/2011	80,000	76,200
Donnelley (R.R.) & Sons Co. 4.950%	05/15/2010	100,000	97,324
			215,674
Communications — 0.0%
Echostar DBS Corp.(d) 7.125%	02/01/2016	110,000	108,488

13

Computer Programming Services — 0.0%
Electronic Data Systems Corp., Series B 6.500%	08/01/2013	$90,000	$92,139
Data Processing & Preparation — 0.0%
Certegy, Inc. 4.750%	09/15/2008	60,000	59,867
Electric Utilities — 1.6%
Allegheny Energy Supply Co. LLC(d) 8.250%	04/15/2012	75,000	83,250
Centerpoint Energy, Inc. Series B 5.875%	06/01/2008	290,000	293,537
Dominion Resources, Inc. 5.150%	07/15/2015	200,000	192,338
Duke Energy Field Services Corp. 7.875%	08/16/2010	550,000	604,940
Entergy Gulf States, Inc. 5.250%	08/01/2015	275,000	258,259
FirstEnergy Corp., Series A 5.500%	11/15/2006	150,000	150,410
Homer City Funding LLC 8.734%	10/01/2026	123,663	143,449
Ipalco Enterprises, Inc. 8.375%	11/14/2008	255,000	268,388
Kansas Gas & Electric Co. 5.647%	03/29/2021	85,000	83,621
MidAmerican Energy Holdings Co. 3.500%	05/15/2008	275,000	264,710
MidAmerican Funding LLC 6.750%	03/01/2011	45,000	48,015
Monongahela Power Co. 6.700%	06/15/2014	110,000	119,138
Nevada Power Co., Series L 5.875%	01/15/2015	120,000	119,304
Northwestern Corp. 5.875%	11/01/2014	135,000	134,040
Pacific Gas & Electric Co. 6.050%	03/01/2034	85,000	86,546
PSEG Energy Holdings LLC 8.625%	02/15/2008	70,000	73,675
Tampa Electric Co. 5.375%	08/15/2007	190,000	190,458
Tenaska Oklahoma(d) 6.528%	12/30/2014	150,519	147,659
TransAlta Corp. 5.750%	12/15/2013	250,000	252,356
Tri-State Generation & Transmission Association, Series 2003, Class A(d) 6.040%	01/31/2018	120,000	122,375

14

Tri-State Generation & Transmission Association, Series 2003, Class B(d) 7.144%	07/31/2033	$135,000	$150,456
TXU Corp., Series P 5.550%	11/15/2014	55,000	51,647
			3,838,571
Electrical Equipment & Electronics — 0.0%
Anixter, Inc. 5.950%	03/01/2015	45,000	41,186
Avnet, Inc. 8.000%	11/15/2006	31,000	31,537
Thomas & Betts Corp., Series B MTN 6.390%	02/10/2009	55,000	56,404
			129,127
Energy — 0.8%
Australian Gas Light Co. Ltd.(d) 6.400%	04/15/2008	190,000	194,232
Boardwalk Pipelines LLC 5.500%	02/01/2017	40,000	39,578
Buckeye Partners LP 4.625%	07/15/2013	100,000	94,766
Chesapeake Energy Corp. 6.500%	08/15/2017	80,000	79,600
Colonial Pipeline Co.(d) 7.630%	04/15/2032	200,000	257,535
Consolidated Natural Gas Co., Series C 6.250%	11/01/2011	65,000	68,234
Enterprise Products Operating LP 7.500%	02/01/2011	160,000	173,447
Enterprise Products Operating LP, Series B 4.000%	10/15/2007	15,000	14,684
Gulf South Pipeline Co., LP(d) 5.050%	02/01/2015	40,000	38,929
Mobil Corp. 8.625%	08/15/2021	275,000	376,919
OAO Gazprom(d) 9.625%	03/01/2013	75,000	90,000
Piedmont Natural Gas Co., Series E 6.000%	12/19/2033	100,000	103,589
Plains All American Pipeline Co. 5.625%	12/15/2013	140,000	140,563
The Premcor Refining Group, Inc. 6.750%	05/01/2014	60,000	62,723
XTO Energy, Inc. 4.900%	02/01/2014	225,000	218,483
			1,953,282

15

Entertainment & Leisure — 0.1%
Harrah’s Operating Co., Inc. 5.500%	07/01/2010	$100,000	$99,956
The Walt Disney Co. 6.750%	03/30/2006	175,000	175,553
			275,509
Financial Services — 2.2%
Ahold Finance USA, Inc. 6.875%	05/01/2029	170,000	160,225
American General Finance Corp. 5.875%	07/14/2006	200,000	200,950
American Honda Finance Corp.(d) 3.850%	11/06/2008	175,000	169,727
Bombardier Capital, Inc.(d) 6.125%	06/29/2006	100,000	100,100
Bombardier Capital, Inc.(b) (d) 6.750%	05/01/2012	65,000	60,613
Countrywide Home Loans, Inc. 3.250%	05/21/2008	250,000	239,683
Emerald Investment Grade CBO Ltd.(d) 5.100%	05/24/2011	704,413	704,633
ERAC USA Finance Co.(d) 6.700%	06/01/2034	185,000	192,942
ERAC USA Finance Co.(d) 6.750%	05/15/2007	250,000	253,310
Foster’s Finance Corp.(d) 6.875%	06/15/2011	225,000	240,537
Franklin Resources, Inc. 3.700%	04/15/2008	200,000	194,455
Glencore Funding LLC(d) 6.000%	04/15/2014	150,000	142,314
The Goldman Sachs Group, Inc. 5.150%	01/15/2014	225,000	221,198
Household Finance Corp. 4.125%	12/15/2008	250,000	243,587
Household Finance Corp. 6.375%	10/15/2011	100,000	105,306
iStar Financial, Inc. REIT 7.000%	03/15/2008	75,000	77,325
iStar Financial, Inc. REIT, Series B 4.875%	01/15/2009	45,000	44,322
iStar Financial, Inc. REIT, Series B 5.700%	03/01/2014	80,000	79,362
Kimco Realty Corp., Series B MTN 7.860%	11/01/2007	350,000	365,913
Nisource Finance Corp. 3.200%	11/01/2006	125,000	123,280
Pacific Energy Partners LP/Pacific Energy Finance Corp. 6.250%	09/15/2015	30,000	29,925

16

Pacific Energy Partners LP/Pacific Energy Finance Corp. 7.125%	06/15/2014	$100,000	$104,000
Senior Housing Properties Trust REIT 8.625%	01/15/2012	25,000	27,438
Simon Property Group LP 6.875%	11/15/2006	200,000	202,975
Sprint Capital Corp. 6.900%	05/01/2019	60,000	65,808
Telecom Italia Capital SA(b) 6.000%	09/30/2034	115,000	108,896
Textron Financial Corp., Series E 2.690%	10/03/2006	486,164	488,046
Verizon Global Funding Corp. 7.750%	12/01/2030	140,000	162,633
Weingarten Realty Investors REIT, Series A 7.500%	12/19/2010	210,000	233,076
			5,342,579
Food Retailers — 0.2%
Delhaize America, Inc. 9.000%	04/15/2031	90,000	105,674
The Kroger Co. 6.750%	04/15/2012	105,000	110,031
SuperValu, Inc. 7.875%	08/01/2009	220,000	232,340
			448,045
Foods — 0.6%
General Mills, Inc. 2.625%	10/24/2006	875,000	858,030
General Mills, Inc. 8.900%	06/15/2006	500,000	506,494
Smithfield Foods, Inc. 7.000%	08/01/2011	230,000	233,450
			1,597,974
Forest Products & Paper — 0.3%
Champion International Corp. 6.400%	02/15/2026	500,000	502,796
Packaging Corp. of America 5.750%	08/01/2013	70,000	68,997
Rock-Tenn Co. 8.200%	08/15/2011	150,000	149,625
			721,418
Healthcare — 0.1%
HCA, Inc. 6.950%	05/01/2012	110,000	113,179
WellPoint Health Networks, Inc. 6.375%	06/15/2006	170,000	170,873
			284,052

17

Heavy Machinery — 0.3%
Briggs & Stratton Corp. 8.875%	03/15/2011	$140,000	$156,586
Kennametal, Inc. 7.200%	06/15/2012	135,000	145,964
Pentair, Inc. 7.850%	10/15/2009	175,000	189,406
Timken Co. 5.750%	02/15/2010	150,000	149,943
Timken Co., Series A 6.750%	08/21/2006	125,000	125,345
Toro Co. 7.800%	06/15/2027	75,000	84,848
			852,092
Home Construction, Furnishings & Appliances — 0.2%
D.R. Horton, Inc. 4.875%	01/15/2010	25,000	24,284
Newell Rubbermaid, Inc. 4.000%	05/01/2010	100,000	94,347
Steelcase, Inc. 6.375%	11/15/2006	310,000	309,905
			428,536
Industrial - Diversified — 0.4%
American Standard, Inc. 7.625%	02/15/2010	200,000	213,990
Leucadia National Corp. 7.750%	08/15/2013	350,000	369,250
Tyco International Group SA 6.375%	02/15/2006	375,000	375,168
			958,408
Lodging — 0.2%
Hilton Hotels Corp. 7.200%	12/15/2009	100,000	105,129
MGM Mirage 6.000%	10/01/2009	60,000	59,700
MGM Mirage 6.750%	09/01/2012	200,000	203,500
Starwood Hotels & Resorts Worldwide, Inc. 7.875%	05/01/2012	130,000	142,350
			510,679
Medical Supplies — 0.4%
Bausch & Lomb, Inc. 7.125%	08/01/2028	35,000	37,180
Millipore Corp. 7.500%	04/01/2007	1,000,000	1,022,407
			1,059,587

18

Real Estate — 0.1%
First Industrial LP 7.600%	05/15/2007	$175,000	$179,312
Restaurants — 0.1%
Aramark Services, Inc. 7.000%	05/01/2007	60,000	61,131
Tricon Global Restaurants, Inc. 8.875%	04/15/2011	275,000	314,069
			375,200
Retail — 0.1%
J.C. Penney Co., Inc. 7.950%	04/01/2017	30,000	34,576
The May Department Stores Co. 3.950%	07/15/2007	100,000	98,185
			132,761
Telephone Utilities — 0.2%
France Telecom SA 7.750%	03/01/2011	240,000	266,268
Qwest Corp. 8.875%	03/15/2012	80,000	88,600
Rogers Wireless Communications, Inc. 6.375%	03/01/2014	100,000	100,500
			455,368
Transportation — 0.4%
Burlington Northern Santa Fe Corp. 6.750%	03/15/2029	130,000	146,320
Burlington Northern Santa Fe Corp., Series H 9.250%	10/01/2006	305,000	313,233
CSX Corp. 7.250%	05/01/2027	10,000	11,568
Hornbeck Offshore Services, Inc.(d) 6.125%	12/01/2014	85,000	85,000
Norfolk Southern Corp. 6.000%	04/30/2008	120,000	121,973
Union Pacific Corp. 6.400%	02/01/2006	200,000	200,000
			878,094
TOTAL CORPORATE DEBT (Cost $27,950,241)			27,587,023

19

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.7%
Collateralized Mortgage Obligations — 2.7%
Financial Services — 2.7%
ABN AMRO Mortgage Corp., Series 2003-12, Class 1A 5.000%	12/25/2033	$359,649	$344,429
AES Eastern Energy LP, Series 1999-1, Class A 9.000%	01/02/2017	119,476	134,710
Asset Securitization Corp., Series 1995-MD4, Class A1 7.100%	08/13/2029	39,657	40,312
Countrywide Home Loans, Inc., Series 2003-42, Class 1A1 3.630%	09/25/2033	117,746	116,738
Countrywide Home Loans, Inc., Series 2004-2, Class 1A1 4.160%	02/25/2034	110,455	109,373
CS First Boston Mortgage Securities Corp., Series 2003-7, Class 1A24 4.500%	02/25/2033	71,471	71,204
CS First Boston Mortgage Securities Corp., Series 2004-C1, Class A1 2.254%	01/15/2037	184,212	178,941
First Nationwide Trust, Series 2001-5, Class A1 6.750%	10/21/2031	138,157	138,874
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1 4.600%	08/25/2034	209,952	209,652
IndyMac Bancorp, Inc. Mortgage Loan Trust, Series 2004-AR4, Class 1A 4.610%	08/25/2034	347,323	344,864
MASTR Asset Securitization Trust, Series 2003-12, Class 6A1 5.000%	12/25/2033	631,392	604,685
Merrill Lynch Mortgage Investors, Inc., Series 1998-C1, Class A1 6.310%	11/15/2026	88,297	89,345
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class IA 4.550%	07/25/2033	105,728	105,342
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IA 4.133%	02/25/2034	60,333	60,059
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A 5.261%	02/25/2034	21,558	21,714
Starwood Commercial Mortgage Trust, Series 1999-C1A, Class B(d) 6.920%	02/03/2014	1,000,000	1,049,007
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A 4.990%	03/25/2034	198,620	198,782

20

Structured Asset Securities Corp., Series 2002-11A, Class 2A1 5.600%	06/25/2032	$73,416	$73,494
Structured Asset Securities Corp., Series 2003-30, Class 1A1 5.500%	10/25/2033	403,549	394,292
Vendee Mortgage Trust, Series 1992-1, Class 2Z 7.750%	05/15/2022	177,857	188,725
Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2004-RA1, Class 2A 7.000%	03/25/2034	224,840	226,955
Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2004-RA4, Class 2A 6.500%	08/25/2034	92,231	93,640
Washington Mutual, Inc., Series 2003-S11, Class A1 5.000%	11/25/2033	718,115	687,723
Washington Mutual, Inc., Series 2004-AR2, Class A 4.878%	04/25/2044	349,200	350,895
Wells Fargo Mortgage Backed Securities Trust, Series 2004-P, Class 2A1 4.226%	09/25/2034	379,784	371,050
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR10, Class 2A2 4.110%	06/25/2035	418,208	410,396
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $6,668,653)			6,615,201
SOVEREIGN DEBT OBLIGATIONS — 0.1%
Province of Ontario 4.750%	01/19/2016	320,000	315,033
TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $317,993)			315,033
U.S. GOVERNMENT AGENCY OBLIGATIONS — 7.7%
Federal Home Loan Mortgage Corporation (FHLMC) — 1.6%
Pass-Through Securities — 1.6%
FHLMC 6.000%	09/01/2016 - 02/01/2018	139,014	141,707
FHLMC 6.500%	08/01/2016	35,604	36,496
FHLMC 8.000%	06/01/2027	79,154	84,661

21

FHLMC 9.000%	03/01/2017	$9,751	$10,255
FHLMC TBA(f) 5.500%	02/01/2021	3,537,000	3,555,237
Total Pass-Through Securities			3,828,356
Federal National Mortgage Association (FNMA) — 6.0%
Pass-Through Securities — 6.0%
FNMA 3.875%	02/15/2010	1,500,000	1,449,665
FNMA 4.500%	04/01/2020 - 07/01/2020	2,438,883	2,366,765
FNMA 5.000%	09/01/2035	2,073,607	2,003,785
FNMA 5.500%	09/01/2019 - 08/01/2035	4,710,769	4,695,025
FNMA 6.000%	05/01/2016	45,969	46,968
FNMA 7.000%	01/01/2031 - 05/01/2031	78,069	81,276
FNMA 7.500%	10/01/2029 - 05/01/2030	134,816	141,397
FNMA 8.000%	03/01/2030 - 08/01/2031	50,787	54,256
FNMA TBA(f) 5.000%	02/01/2036	1,700,000	1,642,359
FNMA TBA(f) 5.500%	02/01/2036	2,125,000	2,101,426
Total Pass-Through Securities			14,582,922
Government National Mortgage Association (GNMA) — 0.1%
Pass-Through Securities — 0.1%
GNMA 7.000%	08/15/2023 - 08/15/2032	108,474	114,386
GNMA 7.500%	10/15/2006 - 06/15/2017	96,262	99,877

22

GNMA 8.000%	08/15/2006 - 07/15/2008	$21,162	$21,378
GNMA 9.000%	12/15/2008 - 05/15/2009	36,881	38,352
Total Pass-Through Securities			273,993
Other Agencies — 0.0%
Pass-Through Securities — 0.0%
New Valley Generation IV TVA 4.687%	01/15/2022	94,141	92,862
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $18,862,363)			18,778,133
U.S. TREASURY OBLIGATIONS — 7.8%
U.S. Treasury Bonds — 3.1%
U.S. Treasury Bond 3.000%	11/15/2007	1,700,000	1,655,773
U.S. Treasury Bond(b) (g) 6.125%	08/15/2029	3,050,000	3,649,992
U.S. Treasury Bond 6.875%	08/15/2025	200,000	253,844
U.S. Treasury Bond 8.750%	05/15/2017	1,540,000	2,090,791
			7,650,400
U.S. Treasury Notes — 4.7%
U.S. Treasury Note 3.375%	11/15/2008	280,000	271,841
U.S. Treasury Note(b) 3.375%	10/15/2009	2,025,000	1,948,113
U.S. Treasury Note 3.875%	05/15/2010	3,865,000	3,770,187
U.S. Treasury Note 4.000%	11/15/2012	40,000	38,769
U.S. Treasury Note(b) 4.000%	02/15/2015	3,280,000	3,148,800
U.S. Treasury Note(b) 5.000%	02/15/2011	1,340,000	1,370,673
U.S. Treasury Note 5.000%	08/15/2011	795,000	814,378
			11,362,761
TOTAL U.S. TREASURY OBLIGATIONS (Cost $18,698,584)			19,013,161
TOTAL BONDS & NOTES (Cost $73,631,080)			73,438,859
TOTAL LONG TERM INVESTMENTS (Cost $212,431,805)			222,654,650

23

SHORT-TERM INVESTMENTS — 19.6%
Cash Equivalents — 8.5%(i)
Abbey National PLC Eurodollar Time Deposit 4.310%	02/02/2006	$563,257	$563,257
American Beacon Money Market Fund(h)		200,041	200,041
ANZ Banking Group Ltd. Commercial Paper 4.453%	03/14/2006	469,381	469,381
Banco Santander Central Hispano SA Commercial Paper 4.430%	03/06/2006	375,504	375,504
BancoBilbao Vizcaya Argentaria SA Eurodollar Time Deposit 4.520%	03/27/2006	751,009	751,009
Bank of America 4.490%	03/20/2006	492,850	492,850
Bank of America 4.520%	03/17/2006	361,166	361,166
Bank of Montreal Eurodollar Time Deposit 4.420%	02/17/2006	469,381	469,381
Bank of Montreal Eurodollar Time Deposit 4.430%	02/21/2006	234,690	234,690
Bank of Nova Scotia Eurodollar Time Deposit 4.500%	03/27/2006	469,381	469,381
Barclays Eurodollar Time Deposit 4.410%	02/27/2006	234,690	234,690
Barclays Eurodollar Time Deposit 4.470%	03/17/2006	375,504	375,504
Barclays Eurodollar Time Deposit 4.500%	03/24/2006	234,690	234,690
Barclays Eurodollar Time Deposit 4.535%	03/28/2006	281,628	281,628
BGI Institutional Money Market Fund(h)		1,221,984	1,221,984
Branch Banker & Trust Eurodollar Time Deposit 4.325%	02/03/2006	469,381	469,381
Calyon Eurodollar Time Deposit 4.335%	02/06/2006	469,381	469,381
Calyon Eurodollar Time Deposit 4.455%	03/02/2006	469,380	469,380
Calyon Eurodollar Time Deposit 4.500%	03/24/2006	469,380	469,380
Canadian Imperial Bank of Commerce Eurodollar Time Deposit 4.300%	02/01/2006	704,071	704,071
Deutsche Bank Eurodollar Time Deposit 4.450%	03/13/2006	469,380	469,380
Deutsche Bank Eurodollar Time Deposit 4.490%	03/23/2006	187,752	187,752
Federal Home Loan Bank 4.365%	02/22/2006	195,552	195,552

24

Fortis Bank Eurodollar Time Deposit 4.420%	02/07/2006	$469,380	$469,380
Fortis Bank Eurodollar Time Deposit 4.470%	02/15/2006	187,752	187,752
Fortis Bank Eurodollar Time Deposit 4.500%	02/27/2006	281,628	281,628
Freddie Mac 4.426%	02/28/2006	242,410	242,410
Goldman Sachs Financial Square Prime Obligations Money Market Fund(h)		328,566	328,566
Merrimac Cash Fund, Premium Class(h)		75,101	75,101
Rabobank Nederland Eurodollar Time Deposit 4.510%	03/01/2006	844,885	844,885
Rabobank Nederland Eurodollar Time Deposit 4.520%	03/28/2006	375,504	375,504
Royal Bank of Canada Eurodollar Time Deposit 4.480%	03/21/2006	938,761	938,761
Skandinaviska Enskilda Banken AB Eurodollar Time Deposit 4.420%	02/17/2006	704,071	704,071
Societe Generale Eurodollar Time Deposit 4.460%	03/01/2006	704,071	704,071
Svenska Handlesbanken Eurodollar Time Deposit 4.470%	02/01/2006	1,491,332	1,491,332
The Bank of the West Eurodollar Time Deposit 4.500%	03/20/2006	657,133	657,133
Toronto Dominion Bank Eurodollar Time Deposit 4.440%	02/14/2006	938,761	938,761
UBS AG Eurodollar Time Deposit 4.430%	03/10/2006	469,380	469,380
Wachovia Bank NA Eurodollar Time Deposit 4.390%	02/01/2006	469,380	469,380
Wells Fargo Eurodollar Time Deposit 4.300%	02/03/2006	938,761	938,761
Wells Fargo Eurodollar Time Deposit 4.430%	02/28/2006	187,752	187,752
Wells Fargo Eurodollar Time Deposit 4.500%	02/07/2006	347,342	347,342
			20,821,403
Commercial Paper — 11.1%
Alcoa, Inc. 4.500%	02/07/2006	5,740,000	5,734,978
Centex Corp. 4.400%	02/02/2006	4,785,000	4,783,830
Dominion Resources, Inc.(d) 4.420%	02/01/2006	4,252,000	4,251,478
Public Service Co. of Colorado 4.550%	02/06/2006	4,090,000	4,086,898

25

Sara Lee Corp.(d) 4.530%	02/08/2006	$4,155,000	$4,150,817
Wisconsin Electric Power 4.520%	02/03/2006	4,148,000	4,146,438
			27,154,439
TOTAL SHORT-TERM INVESTMENTS (At Amortized Cost)			47,975,842
TOTAL INVESTMENTS — 110.8% (Cost $260,407,647)(j)			$270,630,492
Other Assets/(Liabilities) — (10.8%)			(26,362,057)
NET ASSETS — 100.0%			$244,268,435

Notes to Portfolio of Investments

MTN - Medium Term Note

REIT - Real Estate Investment Trust

TBA - To be announced

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. (Note 2).
(c)	This security is valued in good faith under procedures established by the board of trustees.
(d)

Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2006, these securities amounted to a value of $13,264,902 or 5.4% of net assets.

(e)	Security is currently in default.
(f)	A portion of this security is purchased on a forward commitment basis. (Note 2).
(g)	This security is held as collateral for open futures contracts. (Note 2).
(h)	Amount represents shares owned of the fund.
(i)	Represents investments of security lending collateral. (Note 2).
(j)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

26

MassMutual Premier Value Fund — Portfolio of Investments

January 31, 2006 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 93.3%
COMMON STOCK — 93.3%
Aerospace & Defense — 3.8%
Honeywell International, Inc.	146,800	$5,640,056
Rockwell Collins, Inc.	65,742	3,084,615
United Technologies Corp.	195,992	11,440,053
		20,164,724
Apparel, Textiles & Shoes — 2.0%
Limited Brands	455,663	10,780,987
Banking, Savings & Loans — 15.1%
Bank of America Corp.	151,769	6,712,743
Capital One Financial Corp.	118,793	9,895,457
Freddie Mac	104,000	7,057,440
UBS AG	86,268	9,385,958
Wachovia Corp.	402,400	22,063,592
Wells Fargo & Co.	394,500	24,601,020
		79,716,210
Beverages — 2.2%
Diageo PLC Sponsored ADR (United Kingdom)	191,114	11,470,662
Broadcasting, Publishing & Printing — 5.3%
CBS Corp. Cl. B(a)	26,232	685,442
Comcast Corp. Special Cl. A(a)	169,400	4,695,768
Gannett Co., Inc.	30,387	1,877,917
Liberty Global, Inc. Cl. A(a)	464,900	9,948,860
Liberty Global, Inc. Cl. C(a)	401,004	8,108,301
Viacom, Inc. Cl. B(a)	61,547	2,552,970
		27,869,258
Chemicals — 3.3%
Dow Chemical Co.	80,100	3,388,230
PPG Industries, Inc.	104,416	6,212,752
Praxair, Inc.	148,830	7,840,364
		17,441,346
Commercial Services — 3.8%
Cendant Corp.	661,498	11,073,476
Waste Management, Inc.	286,377	9,043,786
		20,117,262
Communications — 0.5%
BCE, Inc.	112,494	2,723,480
Computer Integrated Systems Design — 0.8%
Synopsys, Inc.(a)	182,678	4,039,011

1

Computers & Information — 1.2%
International Business Machines Corp.	82,183	$6,681,478
Computers & Office Equipment — 0.6%
Hewlett-Packard Co.	98,369	3,067,145
Cosmetics & Personal Care — 0.5%
Colgate-Palmolive Co.	27,348	1,501,132
Kimberly-Clark Corp.	21,105	1,205,518
		2,706,650
Electric Utilities — 4.3%
AES Corp.(a)	302,602	5,156,338
CMS Energy Corp.(a)	392,983	5,686,464
Entergy Corp.	9,882	686,898
PG&E Corp.	154,100	5,749,471
Reliant Energy, Inc.(a)	546,300	5,528,556
		22,807,727
Electrical Equipment & Electronics — 0.4%
ATI Technologies, Inc.(a)	128,000	2,284,800
Energy — 14.6%
BP PLC Sponsored ADR (United Kingdom)	315,400	22,806,574
Chevron Corp.	25,850	1,534,973
Exxon Mobil Corp.	456,700	28,657,925
Halliburton Co.	37,800	3,006,990
Occidental Petroleum Corp.	50,779	4,961,616
Sempra Energy	102,503	4,925,269
Total SA Sponsored ADR (France)	68,504	9,476,158
Weatherford International Ltd.(a)	38,507	1,724,343
		77,093,848
Entertainment & Leisure — 1.5%
News Corp., Inc. Cl. A	502,100	7,913,096
The Walt Disney Co.	9,918	251,025
		8,164,121
Financial Services — 7.2%
American Express Co.	47,653	2,499,400
Bear Stearns Companies, Inc.	43,400	5,488,364
Citigroup, Inc.	502,100	23,387,818
Countrywide Financial Corp.	209,600	7,009,024
		38,384,606
Foods — 1.2%
Kellogg Co.	150,300	6,447,870
Forest Products & Paper — 1.0%
Weyerhaeuser Co.	77,098	5,378,356
Industrial - Diversified — 0.3%
Tyco International Ltd.	60,957	1,587,930
Insurance — 3.6%
AFLAC, Inc.	23,435	1,100,273
American International Group, Inc.	23,690	1,550,747

2

Everest Re Group Ltd.	47,760	$4,616,004
Genworth Financial, Inc. Cl. A	231,151	7,572,507
Platinum Underwriters Holdings Ltd.	131,446	4,028,820
		18,868,351
Metals & Mining — 1.0%
Phelps Dodge Corp.	32,000	5,136,000
Pharmaceuticals — 4.8%
Pfizer, Inc.	753,800	19,357,584
Sanofi-Aventis ADR (France)	110,369	5,076,974
Teva Pharmaceutical Sponsored ADR (Israel)	24,616	1,049,380
		25,483,938
Prepackaged Software — 7.5%
Compuware Corp.(a)	473,700	3,903,288
Microsoft Corp.	907,400	25,543,310
Novell, Inc.(a)	640,786	6,241,256
Symantec Corp.(a)	215,441	3,959,806
		39,647,660
Retail — 0.1%
Best Buy Co., Inc.	266	13,475
CVS Corp.	12,041	334,258
		347,733
Telephone Utilities — 1.9%
IDT Corp. Class B(a)	197,571	2,440,002
Sprint Nextel Corp.	223,100	5,106,759
Verizon Communications, Inc.	77,559	2,455,518
		10,002,279
Tobacco — 4.5%
Altria Group, Inc.	329,800	23,857,732
Transportation — 0.3%
United Parcel Service, Inc. Cl. B	21,217	1,589,365
TOTAL EQUITIES (Cost $458,901,461)		493,860,529

3

	Principal
	Amount	Market Value
SHORT-TERM INVESTMENTS — 7.1%
Repurchase Agreements — 7.1%
Investors Bank & Trust Company Repurchase Agreement, dated 01/31/2006, 3.02%, due 02/01/2006(b)	$37,291,384	$37,291,384
TOTAL SHORT-TERM INVESTMENTS (At Amortized Cost)		37,291,384
TOTAL INVESTMENTS — 100.4% (Cost $496,192,845)(c)		$531,151,913
Other Assets/(Liabilities) — (0.4%)		(2,043,774)
NET ASSETS — 100.0%		$529,108,139

Notes to Portfolio of Investments

ADR - American Depository Receipt

(a)	Non-income producing security.
(b)

Maturity value of $37,294,512. Collateralized by U.S. Government Agency obligation with a rate of 5.130%, maturity date of 08/25/2033, and an aggregate market value, including accrued interest, of $39,155,953.

(c)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

4

MassMutual Premier Enhanced Index Value Fund — Portfolio of Investments

January 31, 2006 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 99.9%
COMMON STOCK — 99.9%
Aerospace & Defense — 1.6%
Alliant Techsystems, Inc.(a)	2,900	$224,750
General Dynamics Corp.	3,200	372,352
Northrop Grumman Corp.	9,200	571,596
Raytheon Co.	8,800	360,536
		1,529,234
Air Transportation — 0.1%
Southwest Airlines Co.	7,000	115,220
Apparel, Textiles & Shoes — 0.5%
AnnTaylor Stores Corp.(a)	4,400	146,608
Claire’s Stores, Inc.	200	6,332
Columbia Sportswear Co.(a)	1,700	87,805
Jones Apparel Group, Inc.	2,000	62,560
Liz Claiborne, Inc.	1,600	55,552
Polo Ralph Lauren Corp.	600	33,984
Reebok International Ltd.(b)	400	23,596
VF Corp.	1,200	66,576
		483,013
Automotive & Parts — 0.7%
Adesa, Inc.	2,000	51,200
Autoliv, Inc.	600	29,394
AutoNation, Inc.(a) (b)	3,800	84,702
BorgWarner, Inc.	600	33,078
General Motors Corp.	8,000	192,480
Genuine Parts Co.	2,300	97,819
The Goodyear Tire & Rubber Co.(a) (b)	2,600	40,664
TRW Automotive Holdings Corp.(a)	3,200	82,240
		611,577
Banking, Savings & Loans — 15.9%
AmSouth Bancorporation(b)	8,100	223,641
Associated Banc-Corp	1,700	57,528
Astoria Financial Corp.	5,650	162,720
Bank of America Corp.	60,465	2,674,367
Bank of Hawaii Corp.	600	31,326
Bank of New York Co., Inc.	11,200	356,272
BB&T Corp.	8,267	322,744
Capital One Financial Corp.	3,174	264,394
City National Corp.	500	37,485
The Colonial BancGroup, Inc.	1,900	47,310
Comerica, Inc.	2,600	144,222

1

Commerce Bancshares, Inc.	1,002	$50,651
Compass Bancshares, Inc.	1,700	82,824
Cullen/Frost Bankers, Inc.	500	26,870
Downey Financial Corp.	400	26,192
Fannie Mae	5,000	289,700
Fifth Third Bancorp(b)	3,800	142,766
First Horizon National Corp.	1,600	60,592
FirstMerit Corp.	1,500	37,875
Freddie Mac	10,400	705,744
Golden West Financial Corp.	1,400	98,868
Independence Community Bank Corp.	1,100	43,989
International Bancshares Corp.	550	16,088
JP Morgan Chase & Co.	37,900	1,506,525
KeyCorp(b)	9,500	336,205
M&T Bank Corp.	1,100	119,130
Marshall and Ilsley Corp.	300	12,582
Mellon Financial Corp.	5,600	197,512
National City Corp.	8,427	288,035
New York Community Bancorp, Inc.	3,500	59,710
North Fork Bancorporation, Inc.	7,148	183,847
Northern Trust Corp.	100	5,221
Popular, Inc.	4,100	83,271
Regions Financial Corp.	10,871	360,700
Sky Financial Group, Inc.	1,400	36,008
Sovereign Bancorp, Inc.	5,200	113,360
State Street Corp.	3,500	211,610
SunTrust Banks, Inc.	5,500	392,975
TCF Financial Corp.	400	9,996
TD Banknorth, Inc.	2,149	62,278
U.S. Bancorp	27,400	819,534
UnionBanCal Corp.	700	46,963
Valley National Bancorp	1,400	32,788
Wachovia Corp.	23,580	1,292,891
Washington Federal, Inc.	1,042	25,154
Washington Mutual, Inc.	24,782	1,048,774
Webster Financial Corp.	1,200	56,520
Wells Fargo & Co.	22,700	1,415,572
Westcorp	200	13,838
WFS Financial, Inc.(a)	1,200	95,400
Whitney Holding Corp.	900	29,610
Wilmington Trust Corp.	1,500	62,250
Zions Bancorp	1,400	110,698
		14,933,125
Beverages — 0.8%
Anheuser-Busch Cos., Inc.	700	29,008
Brown-Forman Corp. Cl. B	1,400	99,288
The Coca-Cola Co.	8,000	331,040
Coca-Cola Enterprises, Inc.	4,700	92,778
Constellation Brands, Inc. Cl. A(a)	1,300	34,697

2

Molson Coors Brewing Co. Cl. B	500	$31,250
The Pepsi Bottling Group, Inc.	2,200	63,800
PepsiAmericas, Inc.	1,100	26,939
		708,800
Broadcasting, Publishing & Printing — 3.2%
American Greetings Corp. Cl. A	9,100	185,731
Belo Corp. Cl. A	1,900	43,339
Clear Channel Communications, Inc.	8,800	257,576
Fulton Financial Corp.	1,331	23,891
Gannett Co., Inc.	6,000	370,800
Knight Ridder, Inc.(b)	1,800	112,050
Lee Enterprises, Inc.	700	24,633
McClatchy Co. Cl. A	100	5,650
New York Times Co. Cl. A(b)	3,500	99,050
Time Warner, Inc.	94,100	1,649,573
Tribune Co.	3,400	98,634
Univision Communications, Inc. Cl. A(a)	2,600	82,784
Westwood One, Inc.	700	10,493
		2,964,204
Building Materials & Construction — 0.2%
Louisiana-Pacific Corp.(b)	2,500	73,625
Martin Marietta Materials, Inc.	200	16,956
USG Corp.(a) (b)	1,400	133,280
		223,861
Chemicals — 1.3%
Air Products & Chemicals, Inc.	100	6,169
Airgas, Inc.	2,300	89,194
Albemarle Corp.	800	35,016
Celanese Corp. Cl. A	1,600	32,752
Huntsman Corp.(a)	1,900	41,078
The Lubrizol Corp.	2,700	123,498
Monsanto Co.	2,300	194,603
PPG Industries, Inc.	100	5,950
Praxair, Inc.	1,600	84,288
Rohm & Haas Co.	6,000	305,400
The Scotts Miracle-Gro Co.	3,900	193,050
Valhi, Inc.	200	3,674
The Valspar Corp.(b)	4,100	111,602
		1,226,274
Commercial Services — 0.7%
Donnelley (R.R.) & Sons Co.	2,600	84,760
Equifax, Inc.	1,500	57,480
Jacobs Engineering Group, Inc.(a)	100	8,337
Manpower, Inc.	800	43,064
PerkinElmer, Inc.	2,000	45,480
Rent-A-Center, Inc.(a)	700	14,350
Republic Services, Inc.	2,300	87,055
Ryder System, Inc.(b)	400	17,880

3

Service Corp. International	7,500	$61,350
Waste Management, Inc.	7,300	230,534
		650,290
Communications — 0.5%
American Tower Corp. Cl. A(a) (b)	200	6,188
Citizens Communications Co.	4,100	50,307
Crown Castle International Corp.(a)	700	22,141
Harris Corp.	300	13,929
L-3 Communications Holdings, Inc.	800	64,816
NTL, Inc.(a)	100	6,325
PanAmSat Holding Corp.	7,600	187,948
Scientific-Atlanta, Inc.	1,600	68,416
Tellabs, Inc.(a)	6,000	76,740
		496,810
Communications Equipment — 0.2%
Motorola, Inc.	9,800	222,558
Computer Integrated Systems Design — 0.5%
Cadence Design Systems, Inc.(a) (b)	3,200	56,512
Computer Sciences Corp.(a)	2,200	111,540
Reynolds & Reynolds, Inc. Cl. A	4,400	124,960
Synopsys, Inc.(a)	6,700	148,137
		441,149
Computer Programming Services — 0.1%
Ceridian Corp.(a)	4,300	106,124
Computer Related Services — 0.0%
Checkfree Corp.(a)	200	10,364
Computers & Information — 0.5%
International Business Machines Corp.	3,800	308,940
Sandisk Corp.(a)	500	33,680
Solectron Corp.(a)	5,600	21,392
Tech Data Corp.(a)	2,700	111,321
		475,333
Computers & Office Equipment — 2.0%
Hewlett-Packard Co.	52,400	1,633,832
Pitney Bowes, Inc.	1,700	72,658
Xerox Corp.(a) (b)	13,100	187,461
		1,893,951
Containers — 0.6%
Ball Corp.	2,100	85,050
Bemis Co., Inc.	4,300	131,236
Pactiv Corp.(a)	100	2,224
Sealed Air Corp.(a) (b)	2,200	121,594
Temple-Inland, Inc.	4,500	211,050
		551,154

4

Cosmetics & Personal Care — 0.1%
Colgate-Palmolive Co.	200	$10,978
Kimberly-Clark Corp.	1,000	57,120
		68,098
Data Processing & Preparation — 0.2%
Affiliated Computer Services, Inc. Cl. A(a) (b)	400	25,040
Deluxe Corp.	1,900	50,882
NCR Corp.(a)	2,200	81,730
The BISYS Group, Inc.(a)	600	8,694
		166,346
Electric Utilities — 6.1%
Allegheny Energy, Inc.(a)	2,000	69,580
Alliant Energy Corp.	1,800	53,388
Ameren Corp.	2,200	111,672
American Electric Power Co., Inc.	4,700	175,404
CenterPoint Energy, Inc.(b)	9,100	116,298
Cinergy Corp.	3,600	156,420
CMS Energy Corp.(a) (b)	2,700	39,069
Consolidated Edison, Inc.(b)	3,100	145,731
Constellation Energy Group, Inc.	2,400	139,848
Dominion Resources, Inc.	7,100	536,263
DPL, Inc.	1,400	35,896
DTE Energy Co.	2,200	92,840
Duke Energy Corp.(b)	11,800	334,530
Edison International	9,100	398,762
Energy East Corp.	1,900	47,215
Entergy Corp.	2,400	166,824
Exelon Corp.(b)	8,400	482,328
FirstEnergy Corp.	6,700	335,670
FPL Group, Inc.	7,900	330,141
Great Plains Energy, Inc.	1,717	48,986
Hawaiian Electric Industries, Inc.(b)	1,000	26,230
MDU Resources Group, Inc.	1,350	48,870
NiSource, Inc.	4,000	82,120
Northeast Utilities	1,200	23,856
NRG Energy, Inc.(a)	1,000	48,270
NSTAR	1,100	31,614
OGE Energy Corp.	1,100	29,865
Pepco Holdings, Inc.	5,000	115,050
PG&E Corp.	7,400	276,094
Pinnacle West Capital Corp.	2,700	115,047
PNM Resources, Inc.	700	17,199
PPL Corp.(b)	4,600	138,598
Progress Energy, Inc.(b)	3,200	139,584
Public Service Enterprise Group, Inc.	2,900	201,898
Puget Energy, Inc.	1,200	25,308
SCANA Corp.	1,300	52,221
Southern Co.	9,500	330,600
Teco Energy, Inc.	100	1,708

5

Westar Energy, Inc.	1,000	$20,600
Wisconsin Energy Corp.	1,400	58,114
WPS Resources Corp.	2,800	157,024
		5,756,735
Electrical Equipment & Electronics — 2.2%
Advanced Micro Devices, Inc.(a)	4,300	179,998
Arrow Electronics, Inc.(a)	2,600	89,336
Avnet, Inc.(a)	1,100	26,895
AVX Corp.(b)	4,600	76,452
Emerson Electric Co.	1,000	77,450
Freescale Semiconductor, Inc. Cl. B(a)	8,400	212,100
General Electric Co.	22,700	743,425
Intersil Corp. Cl. A	2,100	61,026
Johnson Controls, Inc.	2,400	166,176
LSI Logic Corp.(a) (b)	4,800	43,920
Micron Technology, Inc.(a)	2,300	33,764
Novellus Systems, Inc.(a)	2,000	56,700
Sanmina-SCI Corp.(a)	18,400	77,464
Teleflex, Inc.	2,800	176,596
Thomas & Betts Corp.(a)	600	26,790
		2,048,092
Energy — 17.0%
Amerada Hess Corp.	2,100	325,080
Anadarko Petroleum Corp.	3,200	345,024
Apache Corp.	4,200	317,226
Ashland, Inc.	2,600	171,392
Atmos Energy Corp.	700	18,396
Burlington Resources, Inc.	5,200	474,552
Chevron Corp.	30,626	1,818,572
ConocoPhillips	18,900	1,222,830
Devon Energy Corp.	12,500	852,625
Energen Corp.	3,500	136,570
ENSCO International, Inc.	600	30,672
Equitable Resources, Inc.	5,200	191,880
Exxon Mobil Corp.	92,000	5,773,000
Forest Oil Corp.(a)	2,800	144,200
Helmerich & Payne, Inc.	1,100	86,196
Kerr-McGee Corp.	3,161	348,943
KeySpan Corp.(b)	2,100	75,432
Kinder Morgan, Inc.	100	9,625
Marathon Oil Corp.	4,889	375,817
National Fuel Gas Co.	1,700	55,930
Newfield Exploration Co.(a)	400	20,960
Noble Energy, Inc.	2,800	129,584
Occidental Petroleum Corp.	10,852	1,060,349
Oneok, Inc.	1,200	33,912
Piedmont Natural Gas Co., Inc.(b)	900	21,825
Pioneer Natural Resources Co.	1,700	90,270

6

Pogo Producing Co.	2,400	$143,976
Questar Corp.	800	65,184
Rowan Companies, Inc.	500	22,415
Sempra Energy	7,200	345,960
Southern Union Co.(a)	1,140	28,728
Sunoco, Inc.	1,500	142,800
Tesoro Corp.	2,200	159,434
Tidewater, Inc.	600	35,052
UGI Corp.	100	2,147
Valero Energy Corp.	11,470	716,072
Vectren Corp.	1,500	41,040
Xcel Energy, Inc.	4,500	87,390
		15,921,060
Entertainment & Leisure — 0.1%
Harrah’s Entertainment, Inc.	1,601	117,834
Live Nation, Inc.(a)	587	10,419
Warner Music Group Corp.	400	8,036
		136,289
Financial Services — 12.0%
AG Edwards, Inc.	800	38,056
Allied Capital Corp.(b)	3,000	85,530
AMB Property Corp.	1,700	88,740
American Capital Strategies Ltd.	1,500	53,325
AmeriCredit Corp.(a)	5,100	146,676
Archstone-Smith Trust(b)	4,400	206,184
Arden Realty, Inc.	1,100	49,687
AvalonBay Communities, Inc.(b)	1,300	129,324
Bear Stearns Companies, Inc.	2,400	303,504
Boston Properties, Inc. REIT	2,200	172,172
BRE Properties, Inc. Cl. A REIT	600	29,940
Camden Property Trust REIT	100	6,510
CarrAmerica Realty Corp. REIT	800	29,440
CBL & Associates Properties, Inc. REIT(b)	800	33,856
CIT Group, Inc.	6,200	330,708
Citigroup, Inc.	78,600	3,661,188
Countrywide Financial Corp.	8,100	270,864
Crescent Real Estate Equities Co. REIT	1,200	25,428
Developers Diversified Realty Corporation REIT	1,300	64,038
Duke Realty Corporation REIT	1,700	61,676
Essex Property Trust, Inc. REIT	200	19,876
Federal Realty Investment Trust REIT	500	33,410
General Growth Properties, Inc. REIT	100	5,160
The Goldman Sachs Group, Inc.	5,600	791,000
Health Care Property Investors, Inc.(b)	2,200	61,050
Health Care REIT, Inc.(b)	700	26,033
Healthcare Realty Trust, Inc.	700	24,528
Hospitalities Properties Trust	1,200	51,444
HRPT Properties Trust	3,600	38,628
Huntington Bancshares, Inc.(b)	3,500	81,200

7

IndyMac Bancorp, Inc.(b)	2,100	$85,806
iStar Financial, Inc.	2,000	71,780
Janus Capital Group, Inc.	5,100	106,539
Jefferies Group, Inc.	300	16,341
Kimco Realty Corp.	4,000	140,360
KKR Financial Corp. REIT	500	11,195
Lehman Brothers Holdings, Inc.	5,000	702,250
Liberty Property Trust REIT	1,700	76,942
The Macerich Co. REIT	400	29,028
Mack-Cali Realty Corp.	1,000	44,720
Mercantile Bankshares Corp.	1,500	56,925
Merrill Lynch & Co., Inc.	14,500	1,088,515
Morgan Stanley	15,800	970,910
New Century Financial Corp. REIT	400	15,692
New Plan Excel Realty Trust	1,600	39,440
Pan Pacific Retail Properties, Inc. REIT	800	55,360
PNC Financial Services Group, Inc.	6,700	434,562
Public Storage, Inc.	200	14,514
Raymond James Financial, Inc.	1,100	46,816
Realty Income Corp. REIT	1,200	27,948
Reckson Associates Realty Corp.	1,200	47,916
Regency Centers Corp.	100	6,445
SL Green Realty Corp.	600	50,424
TD Ameritrade Holding Corp.	1,400	28,336
Telewest Global, Inc.(a)	200	4,660
Thornburg Mortgage, Inc. REIT(b)	3,200	82,016
Trizec Properties, Inc. REIT	1,100	25,619
Weingarten Realty Investors REIT	900	36,477
		11,236,711
Food Retailers — 0.5%
The Kroger Co.(a)	16,800	309,120
SuperValu, Inc.	4,300	137,299
		446,419
Foods — 1.2%
Archer-Daniels-Midland Co.	1,900	59,850
Campbell Soup Co.	1,500	44,895
ConAgra Foods, Inc.	1,000	20,730
Dean Foods Co.(a)	2,500	94,825
Del Monte Foods Co.	5,700	60,933
General Mills, Inc.	6,700	325,687
Heinz (H. J.) Co.	2,100	71,274
Hormel Foods Corp.	800	26,824
Kellogg Co.	700	30,030
Kraft Foods, Inc. Cl. A(b)	500	14,720
Pilgrim’s Pride Corp.(b)	300	7,302
Safeway, Inc.	6,400	150,016
Sara Lee Corp.	6,600	120,648

8

Smithfield Foods, Inc.(a)	1,100	$29,524
Tyson Foods, Inc. Cl. A	3,600	51,588
		1,108,846
Forest Products & Paper — 0.6%
MeadWestvaco Corp.	7,400	197,506
Packaging Corp. of America	2,500	58,000
Plum Creek Timber Co., Inc.	3,700	136,678
Rayonier, Inc. REIT	1,200	51,300
Sonoco Products Co.	4,000	123,880
		567,364
Healthcare — 0.2%
Caremark Rx, Inc.(a)	500	24,650
Community Health Systems, Inc.(a)	200	7,278
Health Net, Inc.(a)	1,200	59,244
Humana, Inc.(a)	400	22,308
Tenet Healthcare Corp.(a)	2,500	18,175
Triad Hospitals, Inc.(a)	700	28,742
Universal Health Services, Inc. Cl. B	200	9,502
		169,899
Heavy Machinery — 0.0%
Dresser-Rand Group, Inc.(a)	100	2,693
Home Construction, Furnishings & Appliances — 0.8%
Beazer Homes USA, Inc.(b)	400	29,136
D.R. Horton, Inc.	1,400	52,248
Hillenbrand Industries, Inc.	300	14,766
KB Home	300	22,860
Lennar Corp. Cl. A	1,800	112,608
MDC Holdings, Inc.	230	14,594
Meritage Homes Corp.(a)	300	18,150
Pulte Homes, Inc.	6,800	271,320
The Ryland Group, Inc.	200	14,472
Steelcase, Inc.	5,700	96,045
Whirlpool Corp.(b)	1,200	96,816
		743,015
Household Products — 0.3%
The Clorox Co.	300	17,955
Newell Rubbermaid, Inc.	7,100	167,844
RPM, Inc.(b)	1,300	24,570
The Stanley Works	500	24,520
		234,889
Industrial - Distribution — 0.0%
Grainger (W.W.), Inc.	600	42,558
Industrial - Diversified — 0.3%
Eaton Corp.	1,000	66,200
ITT Industries, Inc.	100	10,250
SPX Corp.	3,100	147,901
Textron, Inc.	100	8,446
		232,797

9

Information Retrieval Services — 0.0%
Interactive Data Corp.	200	$4,508
Insurance — 8.8%
Aetna, Inc.	700	67,760
AFLAC, Inc.	100	4,695
Allstate Corp.	2,900	150,945
Ambac Financial Group, Inc.	1,200	92,172
American Financial Group, Inc.	1,100	41,382
American International Group, Inc.	15,100	988,446
American National Insurance Co.	100	11,850
AmerUs Group Co.	900	55,233
Aon Corp.	7,200	246,384
Assurant, Inc.	3,100	142,352
Berkley (W.R.) Corp.	2,400	118,560
Chubb Corp.	2,800	264,180
Cigna Corp.	4,000	486,400
Cincinnati Financial Corp.	2,500	113,850
CNA Financial Corp.(a)	200	6,324
The Commerce Group, Inc.	400	21,560
Conseco, Inc.(a) (b)	3,200	77,984
Fidelity National Financial, Inc.	5,000	197,350
Fidelity National Title Group, Inc. Cl. A	10,700	260,866
First American Corp.	2,700	126,414
Genworth Financial, Inc. Cl. A	7,000	229,320
The Hartford Financial Services Group, Inc.	4,500	370,035
HCC Insurance Holdings, Inc.	400	12,424
Jefferson-Pilot Corp.	2,100	122,493
Lincoln National Corp.	5,400	294,462
Loews Corp.	2,100	207,249
Marsh & McLennan Companies, Inc.	4,300	130,677
MBIA, Inc.(b)	1,950	120,042
Mercury General Corp.	300	16,911
Metlife, Inc.	9,700	486,552
MGIC Investment Corp.(b)	2,600	171,626
Nationwide Financial Services, Inc. Cl. A	3,900	165,984
Old Republic International Corp.	4,625	99,206
The PMI Group, Inc.	1,200	51,876
Principal Financial Group, Inc.	6,800	320,688
Progressive Corp.	200	21,008
Protective Life Corp.	900	40,455
Prudential Financial, Inc.	7,200	542,448
Radian Group, Inc.	2,300	131,629
Reinsurance Group of America, Inc.	1,300	63,050
Safeco Corp.	2,900	151,525
St. Paul Travelers Cos.	10,127	459,563
StanCorp Financial Group, Inc.	1,100	54,725
Torchmark Corp.	1,400	78,540
Unitrin, Inc.	300	13,263

10

UnumProvident Corp.	9,000	$182,970
WellPoint, Inc.(a)	2,775	213,120
		8,226,548
Internet Content — 0.0%
BEA Systems, Inc.(a)	4,100	42,517
Investment Companies — 0.1%
Leucadia National Corp.	1,000	52,470
Lodging — 0.1%
Starwood Hotels & Resorts Worldwide, Inc.	2,000	121,620
Machinery & Components — 0.2%
Cooper Cameron Corp.(a)	2,000	96,780
Cummins, Inc.(b)	300	29,190
IDEX Corp.	100	4,600
Parker Hannifin Corp.	1,000	75,770
		206,340
Manufacturing — 0.2%
AptarGroup, Inc.	800	45,152
Avery Dennison Corp.	400	23,896
Terex Corp.(a)	1,200	84,600
		153,648
Medical Supplies — 0.3%
Agilent Technologies, Inc.(a)	1,600	54,256
Applera Corp. — Applied Biosystems Group	4,300	121,862
Bausch & Lomb, Inc.	100	6,755
Fisher Scientific International, Inc.(a)	700	46,809
Mettler-Toledo International, Inc.(a)	200	11,578
Thermo Electron Corp.(a)	100	3,364
		244,624
Metals & Mining — 1.4%
Newmont Mining Corp.	6,600	407,880
Nucor Corp.	5,400	454,842
Phelps Dodge Corp.(b)	2,000	321,000
Precision Castparts Corp.	2,800	139,860
		1,323,582
Oil & Gas — 0.1%
AGL Resources, Inc.	1,000	35,780
Pride International, Inc.(a)	2,000	70,620
		106,400
Pharmaceuticals — 5.6%
Abbott Laboratories	300	12,945
AmerisourceBergen Corp.	4,300	187,652
Bristol-Myers Squibb Co.	5,900	134,461
Cardinal Health, Inc.	1,600	115,264
Eli Lilly & Co.	100	5,662
Hospira, Inc.(a)	3,100	138,725
Invitrogen Corp.(a)	200	13,776

11

King Pharmaceuticals, Inc.(a)	7,600	$142,500
McKesson Corp.	3,600	190,800
Medco Health Solutions, Inc.(a)	1,300	70,330
Merck & Co., Inc.	25,500	879,750
Millennium Pharmaceuticals, Inc.(a)	2,000	20,680
Mylan Laboratories, Inc.	2,300	45,310
Omnicare, Inc.	1,000	49,700
Pfizer, Inc.	112,400	2,886,432
Sigma-Aldrich Corp.	100	6,488
Watson Pharmaceutical, Inc.(a)	4,400	145,596
Wyeth	3,400	157,250
		5,203,321
Prepackaged Software — 0.7%
BMC Software, Inc.(a)	4,200	92,820
Computer Associates International, Inc.(b)	2,100	57,330
Compuware Corp.(a)	5,500	45,320
Fair Isaac Corp.	2,600	115,232
Novell, Inc.(a) (b)	9,400	91,556
Siebel Systems, Inc.	6,500	68,965
Sybase, Inc.(a)	4,400	94,996
Symantec Corp.(a)	3,000	55,140
		621,359
Real Estate — 0.7%
Equity Office Properties Trust(b)	8,500	270,470
Equity Residential REIT	500	21,205
ProLogis	4,456	228,236
Simon Property Group, Inc. REIT	1,400	115,976
Vornado Realty Trust(b)	300	26,502
		662,389
Restaurants — 1.2%
McDonald’s Corp.	30,700	1,074,807
Retail — 1.1%
Barnes & Noble, Inc.	4,000	169,680
BJ’s Wholesale Club, Inc.(a)	700	22,498
Circuit City Stores, Inc.	1,600	40,336
Costco Wholesale Corp.	2,600	129,714
Dillards, Inc. Cl. A	700	18,130
Dollar Tree Stores, Inc.(a) (b)	3,100	76,849
Federated Department Stores, Inc.	4,023	268,052
J.C. Penney Co., Inc.	1,900	106,020
Office Depot, Inc.(a)	4,700	155,805
OfficeMax, Inc.	900	25,713
Saks, Inc.(a)	1,400	27,034
		1,039,831
Retail - Grocery — 0.1%
Albertson’s, Inc.	3,400	85,510

12

Telephone Utilities — 4.6%
Alltel Corp.	700	$42,021
AT&T, Inc.	59,369	1,540,626
BellSouth Corp.	27,600	794,052
CenturyTel, Inc.	3,000	99,900
Qwest Communications International, Inc.(a) (b)	22,000	132,440
Sprint Nextel Corp.	34,673	793,665
Verizon Communications, Inc.	30,012	950,180
		4,352,884
Tobacco — 1.8%
Altria Group, Inc.	18,600	1,345,524
Loews Corp. — Carolina Group	3,500	161,420
Reynolds American, Inc.(b)	1,300	131,469
UST, Inc.(b)	700	27,258
		1,665,671
Toys, Games — 0.2%
Hasbro, Inc.	4,900	103,880
Mattel, Inc.	6,900	113,850
		217,730
Transportation — 1.6%
Alexander & Baldwin, Inc.	800	42,056
Burlington Northern Santa Fe Corp.	5,700	456,684
CSX Corp.	3,800	203,414
Laidlaw International, Inc.	6,000	163,200
Norfolk Southern Corp.	5,200	259,168
Overseas Shipholding Group, Inc.	800	41,264
Union Pacific Corp.	3,900	344,994
		1,510,780
Travel — 0.1%
Expedia, Inc.(a) (b)	1,600	41,632
Sabre Holdings Corp. Cl A(b)	3,800	93,100
		134,732
Water Companies — 0.0%
Aqua America, Inc.	133	3,745
TOTAL EQUITIES (Cost $86,483,569)		93,579,868

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 7.5%
Cash Equivalents — 6.9%(d)
Abbey National PLC Eurodollar Time Deposit 4.310%	02/02/2006	$175,504	$175,504
American Beacon Money Market Fund(c)		62,330	62,330
ANZ Banking Group Ltd. Commercial Paper 4.453%	03/14/2006	146,253	146,253

13

Banco Santander Central Hispano SA Commercial Paper 4.430%	03/06/2006	$117,002	$117,002
BancoBilbao Vizcaya Argentaria SA Eurodollar Time Deposit 4.520%	03/27/2006	234,005	234,005
Bank of America 4.490%	03/20/2006	153,565	153,565
Bank of America 4.520%	03/17/2006	112,534	112,534
Bank of Montreal Eurodollar Time Deposit 4.420%	02/17/2006	146,252	146,252
Bank of Montreal Eurodollar Time Deposit 4.430%	02/21/2006	73,126	73,126
Bank of Nova Scotia Eurodollar Time Deposit 4.500%	03/27/2006	146,252	146,252
Barclays Eurodollar Time Deposit 4.410%	02/27/2006	73,126	73,126
Barclays Eurodollar Time Deposit 4.470%	03/17/2006	117,002	117,002
Barclays Eurodollar Time Deposit 4.500%	03/24/2006	73,126	73,126
Barclays Eurodollar Time Deposit 4.535%	03/28/2006	87,751	87,751
BGI Institutional Money Market Fund(c)		380,753	380,753
Branch Banker & Trust Eurodollar Time Deposit 4.325%	02/03/2006	146,252	146,252
Calyon Eurodollar Time Deposit 4.335%	02/06/2006	146,252	146,252
Calyon Eurodollar Time Deposit 4.455%	03/02/2006	146,252	146,252
Calyon Eurodollar Time Deposit 4.500%	03/24/2006	146,252	146,252
Canadian Imperial Bank of Commerce Eurodollar Time Deposit 4.300%	02/01/2006	219,378	219,378
Deutsche Bank Eurodollar Time Deposit 4.450%	03/13/2006	146,252	146,252
Deutsche Bank Eurodollar Time Deposit 4.490%	03/23/2006	58,501	58,501
Federal Home Loan Bank 4.365%	02/22/2006	60,931	60,931
Fortis Bank Eurodollar Time Deposit 4.420%	02/07/2006	146,252	146,252
Fortis Bank Eurodollar Time Deposit 4.470%	02/15/2006	58,501	58,501
Fortis Bank Eurodollar Time Deposit 4.500%	02/27/2006	87,751	87,751
Freddie Mac 4.426%	02/28/2006	75,532	75,532

14

Goldman Sachs Financial Square Prime Obligations Money Market Fund(c)		$102,377	$102,377
Merrimac Cash Fund, Premium Class(c)		23,400	23,400
Rabobank Nederland Eurodollar Time Deposit 4.510%	03/01/2006	263,254	263,254
Rabobank Nederland Eurodollar Time Deposit 4.520%	03/28/2006	117,002	117,002
Royal Bank of Canada Eurodollar Time Deposit 4.480%	03/21/2006	292,504	292,504
Skandinaviska Enskilda Banken AB Eurodollar Time Deposit 4.420%	02/17/2006	219,378	219,378
Societe Generale Eurodollar Time Deposit 4.460%	03/01/2006	219,378	219,378
Svenska Handlesbanken Eurodollar Time Deposit 4.470%	02/01/2006	464,678	464,678
The Bank of the West Eurodollar Time Deposit 4.500%	03/20/2006	204,753	204,753
Toronto Dominion Bank Eurodollar Time Deposit 4.440%	02/14/2006	292,504	292,504
UBS AG Eurodollar Time Deposit 4.430%	03/10/2006	146,252	146,252
Wachovia Bank NA Eurodollar Time Deposit 4.390%	02/01/2006	146,252	146,252
Wells Fargo Eurodollar Time Deposit 4.300%	02/03/2006	292,504	292,504
Wells Fargo Eurodollar Time Deposit 4.430%	02/28/2006	58,501	58,501
Wells Fargo Eurodollar Time Deposit 4.500%	02/07/2006	108,227	108,227
			6,487,651
Repurchase Agreements — 0.6%
Investors Bank & Trust Company Repurchase Agreement, dated 01/31/2006, 3.02%, due 02/01/2006(e)		593,776	593,776
TOTAL SHORT-TERM INVESTMENTS (At Amortized Cost)			7,081,427
TOTAL INVESTMENTS — 107.4% (Cost $93,564,996)(f)			$100,661,295
Other Assets/(Liabilities) — (7.4%)			(6,961,856)
NET ASSETS — 100.0%			$93,699,439

15

Notes to Portfolio of Investments

REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. (Note 2).
(c)	Amount represents shares owned of the fund.
(d)	Represents investments of security lending collateral. (Note 2).
(e)

Maturity value of $593,826. Collateralized by U.S. Government Agency obligation with a rate of 4.114%, maturity date of 2/01/2033, and an aggregate market value, including accrued interest, of $623,465.

(f)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

16

MassMutual Premier Enhanced Index Value Fund II — Portfolio of Investments

January 31, 2006 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 100.0%
COMMON STOCK — 100.0%
Aerospace & Defense — 1.6%
Alliant Techsystems, Inc.(a)	5,800	$449,500
General Dynamics Corp.	6,500	756,340
Northrop Grumman Corp.	18,500	1,149,405
Raytheon Co.	17,600	721,072
		3,076,317
Air Transportation — 0.1%
Southwest Airlines Co.	11,900	195,874
Apparel, Textiles & Shoes — 0.6%
AnnTaylor Stores Corp.(a)	9,000	299,880
Claire’s Stores, Inc.	300	9,498
Columbia Sportswear Co.(a)	3,400	175,610
Jones Apparel Group, Inc.	3,300	103,224
Liz Claiborne, Inc.	3,300	114,576
Polo Ralph Lauren Corp.	1,700	96,288
Reebok International Ltd.(b)	1,000	100,000
VF Corp.(b)	2,600	144,248
		1,043,324
Automotive & Parts — 0.6%
Adesa, Inc.	2,600	66,560
Autoliv, Inc.	1,300	63,687
AutoNation, Inc.(a) (b)	7,100	158,259
BorgWarner, Inc.	1,200	66,156
General Motors Corp.	16,200	389,772
Genuine Parts Co.	4,400	187,132
The Goodyear Tire & Rubber Co.(a) (b)	5,200	81,328
TRW Automotive Holdings Corp.(a)	6,500	167,050
		1,179,944
Banking, Savings & Loans — 16.1%
AmSouth Bancorporation(b)	16,200	447,282
Associated Banc-Corp	3,800	128,592
Astoria Financial Corp.	11,300	325,440
Bank of America Corp.	121,484	5,373,237
Bank of Hawaii Corp.	1,300	67,873
Bank of New York Co., Inc.	23,300	741,173
BB&T Corp.	16,572	646,971
Capital One Financial Corp.	6,437	536,202
City National Corp.	1,200	89,964
The Colonial BancGroup, Inc.	4,200	104,580
Comerica, Inc.	5,100	282,897

1

Commerce Bancshares, Inc.	2,730	$138,001
Compass Bancshares, Inc.	3,900	190,008
Cullen/Frost Bankers, Inc.	1,400	75,236
Downey Financial Corp.	700	45,836
Fannie Mae	10,100	585,194
Fifth Third Bancorp(b)	8,100	304,317
First Horizon National Corp.	3,700	140,119
FirstMerit Corp.	2,600	65,650
Freddie Mac	20,900	1,418,274
Fulton Financial Corp.	2,800	50,260
Golden West Financial Corp.	2,800	197,736
Independence Community Bank Corp.	2,500	99,975
International Bancshares Corp.	1,250	36,563
JP Morgan Chase & Co.	76,048	3,022,908
KeyCorp(b)	19,200	679,488
M&T Bank Corp.	2,300	249,090
Marshall and Ilsley Corp.	600	25,164
Mellon Financial Corp.	12,500	440,875
National City Corp.	17,062	583,179
New York Community Bancorp, Inc.	8,200	139,892
North Fork Bancorporation, Inc.	14,350	369,082
Northern Trust Corp.	100	5,221
Popular, Inc.	8,300	168,573
Regions Financial Corp.	21,867	725,547
Sky Financial Group, Inc.	2,800	72,016
Sovereign Bancorp, Inc.	10,600	231,080
State Street Corp.	7,000	423,220
SunTrust Banks, Inc.	10,999	785,879
TD Banknorth, Inc.	4,447	128,874
U.S. Bancorp	54,800	1,639,068
UnionBanCal Corp.	1,700	114,053
Valley National Bancorp	1,815	42,507
Wachovia Corp.	47,133	2,584,302
Washington Federal, Inc.	2,534	61,171
Washington Mutual, Inc.	49,806	2,107,790
Webster Financial Corp.	1,600	75,360
Wells Fargo & Co.	46,100	2,874,796
Westcorp	500	34,595
WFS Financial, Inc.(a)	2,500	198,750
Whitney Holding Corp.	1,800	59,220
Wilmington Trust Corp.	2,000	83,000
Zions Bancorp	2,900	229,303
		30,245,383
Beverages — 0.8%
Anheuser-Busch Companies, Inc.	1,300	53,872
Brown-Forman Corp. Cl. B	2,900	205,668
The Coca-Cola Co.	16,000	662,080
Coca-Cola Enterprises, Inc.	9,100	179,634
Constellation Brands, Inc. Cl. A(a)	2,600	69,394

2

Molson Coors Brewing Co. Cl. B	1,400	$87,500
The Pepsi Bottling Group, Inc.	3,100	89,900
PepsiAmericas, Inc.	2,800	68,572
		1,416,620
Broadcasting, Publishing & Printing — 3.1%
American Greetings Corp. Cl. A	18,400	375,544
Belo Corp. Cl. A	3,000	68,430
Clear Channel Communications, Inc.	17,800	521,006
Gannett Co., Inc.	12,100	747,780
Knight Ridder, Inc.(b)	3,600	224,100
Lee Enterprises, Inc.	1,900	66,861
New York Times Co. Cl. A(b)	7,000	198,100
Time Warner, Inc.	189,200	3,316,676
Tribune Co.	5,900	171,159
Univision Communications, Inc. Cl. A(a)	4,500	143,280
		5,832,936
Building Materials & Construction — 0.3%
Lafarge North America, Inc.	100	6,162
Louisiana-Pacific Corp.	5,300	156,085
Martin Marietta Materials, Inc.	600	50,868
USG Corp.(a) (b)	2,700	257,040
		470,155
Chemicals — 1.3%
Air Products & Chemicals, Inc.	100	6,169
Airgas, Inc.	4,800	186,144
Albemarle Corp.	1,700	74,409
Celanese Corp. Cl. A	4,000	81,880
Dow Chemical Co.	1,300	54,990
Huntsman Corp.(a)	4,000	86,480
The Lubrizol Corp.	5,500	251,570
Monsanto Co.	4,700	397,667
PPG Industries, Inc.	100	5,950
Praxair, Inc.	2,700	142,236
Rohm & Haas Co.	12,100	615,890
The Scotts Miracle-Gro Co.	6,700	331,650
Valhi, Inc.	400	7,348
The Valspar Corp.(b)	6,900	187,818
		2,430,201
Commercial Services — 0.7%
Donnelley (R.R.) & Sons Co.	4,800	156,480
Equifax, Inc.	2,900	111,128
Manpower, Inc.	800	43,064
PerkinElmer, Inc.	1,900	43,206
Rent-A-Center, Inc.(a)	2,300	47,150
Republic Services, Inc.	4,300	162,755
Ryder System, Inc.(b)	1,200	53,640
Service Corp. International	13,100	107,158

3

Servicemaster Co.	3,800	$49,172
Waste Management, Inc.	14,600	461,068
		1,234,821
Communications — 0.5%
American Tower Corp. Cl. A(a) (b)	500	15,470
Citizens Communications Co.	10,500	128,835
Crown Castle International Corp.(a)	1,500	47,445
Harris Corp.	600	27,858
L-3 Communications Holdings, Inc.	1,500	121,530
NTL, Inc.(a)	100	6,325
PanAmSat Holding Corp.	13,900	343,747
Scientific-Atlanta, Inc.	3,300	141,108
Tellabs, Inc.(a)	13,600	173,944
		1,006,262
Communications Equipment — 0.2%
Motorola, Inc.	19,700	447,387
Computer Integrated Systems Design — 0.5%
Cadence Design Systems, Inc.(a) (b)	6,300	111,258
Computer Sciences Corp.(a)	4,100	207,870
Reynolds & Reynolds, Inc. Cl. A	9,000	255,600
Synopsys, Inc.(a)	14,600	322,806
		897,534
Computer Programming Services — 0.1%
Ceridian Corp.(a)	8,700	214,716
Computer Related Services — 0.0%
Checkfree Corp.(a)	300	15,546
Computers & Information — 0.5%
International Business Machines Corp.	7,300	593,490
Sandisk Corp.(a)	1,300	87,568
Solectron Corp.(a)	13,600	51,952
Tech Data Corp.(a)	5,600	230,888
		963,898
Computers & Office Equipment — 2.0%
Hewlett-Packard Co.	105,300	3,283,254
Pitney Bowes, Inc.	3,400	145,316
Xerox Corp.(a) (b)	26,500	379,215
		3,807,785
Containers — 0.6%
Ball Corp.	3,600	145,800
Bemis Co., Inc.	8,700	265,524
Pactiv Corp.(a)	100	2,224
Sealed Air Corp.(a) (b)	3,700	204,499
Temple-Inland, Inc.	9,100	426,790
		1,044,837

4

Cosmetics & Personal Care — 0.1%
Colgate-Palmolive Co.	400	$21,956
Kimberly-Clark Corp.	2,000	114,240
		136,196
Data Processing & Preparation — 0.2%
Affiliated Computer Services, Inc. Cl. A(a) (b)	1,300	81,380
The BISYS Group, Inc.(a)	1,600	23,184
Deluxe Corp.	3,800	101,764
NCR Corp.(a)	5,100	189,465
		395,793
Electric Utilities — 6.2%
Allegheny Energy, Inc.(a)	4,700	163,513
Alliant Energy Corp.	3,400	100,844
Ameren Corp.	4,800	243,648
American Electric Power Co., Inc.	9,800	365,736
CenterPoint Energy, Inc.(b)	18,300	233,874
Cinergy Corp.	7,200	312,840
CMS Energy Corp.(a)	3,500	50,645
Consolidated Edison, Inc.(b)	6,300	296,163
Constellation Energy Group, Inc.	4,500	262,215
Dominion Resources, Inc.(b)	14,200	1,072,526
DPL, Inc.	3,700	94,868
DTE Energy Co.	4,300	181,460
Duke Energy Corp.(b)	23,700	671,895
Edison International	18,400	806,288
Energy East Corp.(b)	4,500	111,825
Entergy Corp.	5,200	361,452
Exelon Corp.	17,000	976,140
FirstEnergy Corp.	12,800	641,280
FPL Group, Inc.	15,300	639,387
Great Plains Energy, Inc.	3,900	111,267
Hawaiian Electric Industries, Inc.(b)	2,500	65,575
MDU Resources Group, Inc.	3,400	123,080
NiSource, Inc.	8,300	170,399
Northeast Utilities	200	3,976
NRG Energy, Inc.(a)	2,600	125,502
NSTAR	2,900	83,346
OGE Energy Corp.	2,600	70,590
Pepco Holdings, Inc.	9,300	213,993
PG&E Corp.	14,800	552,188
Pinnacle West Capital Corp.	5,500	234,355
PNM Resources, Inc.	100	2,457
PPL Corp.(b)	9,700	292,261
Progress Energy, Inc.(b)	6,400	279,168
Public Service Enterprise Group, Inc.	6,100	424,682
SCANA Corp.	3,500	140,595
Southern Co.	19,000	661,200
Teco Energy, Inc.	100	1,708
Westar Energy, Inc.	1,500	30,900

5

Wisconsin Energy Corp.	2,900	$120,379
WPS Resources Corp.	5,100	286,008
		11,580,228
Electrical Equipment & Electronics — 2.2%
Advanced Micro Devices, Inc.(a)	8,700	364,182
Arrow Electronics, Inc.(a)	4,700	161,492
Avnet, Inc.(a)	2,200	53,790
AVX Corp.	9,400	156,228
Emerson Electric Co.	2,200	170,390
Freescale Semiconductor, Inc. Cl. B(a)	18,300	462,075
General Electric Co.	45,500	1,490,125
Intersil Corp. Cl. A	4,700	136,582
Johnson Controls, Inc.	4,900	339,276
LSI Logic Corp.(a)	6,900	63,135
Micron Technology, Inc.(a)	4,800	70,464
Novellus Systems, Inc.(a)	4,100	116,235
Sanmina-SCI Corp.(a)	37,100	156,191
Teleflex, Inc.	5,600	353,192
Thomas & Betts Corp.(a)	1,100	49,115
		4,142,472
Energy — 17.2%
Amerada Hess Corp.(b)	4,300	665,640
Anadarko Petroleum Corp.	6,400	690,048
Apache Corp.	9,000	679,770
Ashland, Inc.	5,300	349,376
Atmos Energy Corp.	2,300	60,444
Burlington Resources, Inc.	10,100	921,726
Chevron Corp.	61,639	3,660,124
ConocoPhillips	37,900	2,452,130
Devon Energy Corp.	25,100	1,712,071
Energen Corp.	7,000	273,140
ENSCO International, Inc.	1,300	66,456
Equitable Resources, Inc.	10,400	383,760
Exxon Mobil Corp.	185,100	11,615,025
Forest Oil Corp.(a)	6,200	319,300
Helmerich & Payne, Inc.	2,400	188,064
Kerr-McGee Corp.	6,146	678,457
KeySpan Corp.	4,700	168,824
Kinder Morgan, Inc.	200	19,250
Marathon Oil Corp.	10,096	776,080
National Fuel Gas Co.	3,300	108,570
Newfield Exploration Co.(a)	700	36,680
Noble Energy, Inc.	6,200	286,936
Occidental Petroleum Corp.	22,030	2,152,551
Oneok, Inc.	3,100	87,606
Pioneer Natural Resources Co.	3,400	180,540
Pogo Producing Co.	5,300	317,947
Questar Corp.	2,200	179,256
Rowan Companies, Inc.	1,300	58,279

6

Sempra Energy	14,500	$696,725
Southern Union Co.(a)	2,730	68,796
Sunoco, Inc.	3,400	323,680
Tesoro Corp.	3,800	275,386
Tidewater, Inc.	1,200	70,104
UGI Corp.	1,600	34,352
Valero Energy Corp.	22,914	1,430,521
Vectren Corp.	2,300	62,928
Xcel Energy, Inc.	12,100	234,982
		32,285,524
Entertainment & Leisure — 0.1%
Harrah’s Entertainment, Inc.	2,800	206,080
Live Nation, Inc.(a)	1,150	20,413
Warner Music Group Corp.	900	18,081
		244,574
Financial Services — 12.1%
AG Edwards, Inc.	1,700	80,869
Allied Capital Corp.(b)	6,200	176,762
AMB Property Corp.	3,400	177,480
American Capital Strategies Ltd.(b)	3,000	106,650
AmeriCredit Corp.(a)	10,200	293,352
Archstone-Smith Trust	8,800	412,368
Arden Realty, Inc.	3,000	135,510
AvalonBay Communities, Inc.(b)	3,300	328,284
Bear Stearns Companies, Inc.	4,900	619,654
Boston Properties, Inc. REIT	4,500	352,170
BRE Properties, Inc. Cl. A REIT	1,200	59,880
Camden Property Trust REIT	100	6,510
CarrAmerica Realty Corp. REIT	100	3,680
CBL & Associates Properties, Inc. REIT(b)	2,100	88,872
CIT Group, Inc.	12,500	666,750
Citigroup, Inc.	157,600	7,341,008
Countrywide Financial Corp.	16,400	548,416
Developers Diversified Realty Corporation REIT	2,700	133,002
Duke Realty Corporation REIT	3,500	126,980
Essex Property Trust, Inc. REIT	100	9,938
Federal Realty Investment Trust REIT	700	46,774
General Growth Properties, Inc. REIT	100	5,160
The Goldman Sachs Group, Inc.	11,800	1,666,750
Health Care Property Investors, Inc.(b)	4,700	130,425
Health Care REIT, Inc.(b)	1,800	66,942
Healthcare Realty Trust, Inc.	1,500	52,560
Hospitalities Properties Trust	2,300	98,601
HRPT Properties Trust	7,600	81,548
Huntington Bancshares, Inc.(b)	7,100	164,720
IndyMac Bancorp, Inc.(b)	4,200	171,612
iStar Financial, Inc.	5,100	183,039
Janus Capital Group, Inc.	10,200	213,078
Jefferies Group, Inc.	1,500	81,705

7

Kimco Realty Corp.	7,700	$270,193
Lehman Brothers Holdings, Inc.	10,000	1,404,500
Liberty Property Trust REIT	3,500	158,410
The Macerich Co. REIT	100	7,257
Mack-Cali Realty Corp.	2,500	111,800
Mercantile Bankshares Corp.	3,600	136,620
Merrill Lynch & Co., Inc.	29,200	2,192,044
Morgan Stanley	31,700	1,947,965
New Century Financial Corp. REIT(b)	1,000	39,230
New Plan Excel Realty Trust	3,900	96,135
Pan Pacific Retail Properties, Inc. REIT	1,600	110,720
PNC Financial Services Group, Inc.	13,500	875,610
Public Storage, Inc.	400	29,028
Raymond James Financial, Inc.	1,600	68,096
Realty Income Corp. REIT	3,100	72,199
Reckson Associates Realty Corp.	2,200	87,846
Regency Centers Corp.	200	12,890
SL Green Realty Corp.	1,000	84,040
TD Ameritrade Holding Corp.	2,100	42,504
Telewest Global, Inc.(a)	300	6,990
Thornburg Mortgage, Inc. REIT(b)	6,300	161,469
Trizec Properties, Inc. REIT	2,200	51,238
Weingarten Realty Investors REIT	1,900	77,007
		22,674,840
Food Retailers — 0.5%
The Kroger Co.(a)	33,800	621,920
SuperValu, Inc.	8,600	274,598
		896,518
Foods — 1.2%
Archer-Daniels-Midland Co.	3,700	116,550
Campbell Soup Co.	2,100	62,853
ConAgra Foods, Inc.	2,000	41,460
Dean Foods Co.(a)	4,300	163,099
Del Monte Foods Co.	12,000	128,280
General Mills, Inc.	13,000	631,930
Heinz (H. J.) Co.	4,100	139,154
Hormel Foods Corp.	2,200	73,766
Kellogg Co.	1,400	60,060
Kraft Foods, Inc. Cl. A(b)	1,000	29,440
Pilgrim’s Pride Corp.(b)	500	12,170
Safeway, Inc.	14,200	332,848
Sara Lee Corp.	14,700	268,716
Smithfield Foods, Inc.(a)	2,500	67,100
Tyson Foods, Inc. Cl. A	4,700	67,351
		2,194,777
Forest Products & Paper — 0.6%
MeadWestvaco Corp.	15,000	400,350
Packaging Corp. of America	5,000	116,000
Plum Creek Timber Co., Inc.	8,300	306,602

8

Rayonier, Inc. REIT	2,025	$86,569
Sonoco Products Co.	8,100	250,857
		1,160,378
Healthcare — 0.2%
Caremark Rx, Inc.(a)	1,200	59,160
Community Health Systems, Inc.(a)	500	18,195
Health Net, Inc.(a)	2,500	123,425
Humana, Inc.(a)	1,100	61,347
Sierra Health Services, Inc.(a)	200	7,924
Universal Health Services, Inc. Cl. B	400	19,004
		289,055
Heavy Machinery — 0.0%
Dresser-Rand Group, Inc.(a)	200	5,386
Home Construction, Furnishings & Appliances — 0.8%
Beazer Homes USA, Inc.(b)	900	65,556
D.R. Horton, Inc.	3,133	116,924
Hillenbrand Industries, Inc.	1,100	54,142
KB Home	800	60,960
Lennar Corp. Cl. A	3,600	225,216
MDC Holdings, Inc.	620	39,339
Meritage Homes Corp.(a)	800	48,400
Pulte Homes, Inc.	13,700	546,630
The Ryland Group, Inc.	500	36,180
Steelcase, Inc.	11,600	195,460
Whirlpool Corp.(b)	2,000	161,360
		1,550,167
Household Products — 0.2%
The Clorox Co.	500	29,925
Newell Rubbermaid, Inc.	14,400	340,416
RPM, Inc.(b)	100	1,890
		372,231
Industrial - Distribution — 0.1%
Grainger (W.W.), Inc.	1,400	99,302
Industrial - Diversified — 0.2%
Eaton Corp.	2,000	132,400
ITT Industries, Inc.	300	30,750
SPX Corp.	5,400	257,634
Textron, Inc.	100	8,446
		429,230
Information Retrieval Services — 0.0%
Interactive Data Corp.	500	11,270
Insurance — 8.9%
Aetna, Inc.	1,600	154,880
AFLAC, Inc.	100	4,695
Allstate Corp.	5,800	301,890
Ambac Financial Group, Inc.	2,500	192,025

9

American Financial Group, Inc.	1,500	$56,430
American International Group, Inc.	31,300	2,048,898
American National Insurance Co.	300	35,550
AmerUs Group Co.	1,100	67,507
Aon Corp.	14,500	496,190
Assurant, Inc.	6,800	312,256
Berkley (W.R.) Corp.	5,200	256,880
Chubb Corp.	6,100	575,535
Cigna Corp.	8,200	997,120
Cincinnati Financial Corp.	4,340	197,644
The Commerce Group, Inc.	800	43,120
Conseco, Inc.(a) (b)	4,900	119,413
Fidelity National Financial, Inc.	9,500	374,965
Fidelity National Title Group, Inc. Cl. A	21,700	529,046
First American Corp.	5,300	248,146
Genworth Financial, Inc. Cl. A	13,200	432,432
The Hartford Financial Services Group, Inc.	9,100	748,293
Jefferson-Pilot Corp.	4,200	244,986
Leucadia National Corp.	2,400	125,928
Lincoln National Corp.	10,200	556,206
Loews Corp.	4,500	444,105
Marsh & McLennan Companies, Inc.	9,200	279,588
MBIA, Inc.	3,900	240,084
Metlife, Inc.	19,400	973,104
MGIC Investment Corp.(b)	4,400	290,444
Nationwide Financial Services, Inc. Cl. A	8,000	340,480
Old Republic International Corp.	10,187	218,511
The PMI Group, Inc.	2,800	121,044
Principal Financial Group, Inc.	13,700	646,092
Progressive Corp.	400	42,016
Protective Life Corp.	2,100	94,395
Prudential Financial, Inc.	14,500	1,092,430
Radian Group, Inc.	5,000	286,150
Reinsurance Group of America, Inc.	3,000	145,500
Safeco Corp.	6,000	313,500
St. Paul Travelers Cos.	20,222	917,674
StanCorp Financial Group, Inc.	2,500	124,375
Torchmark Corp.	3,200	179,520
Unitrin, Inc.	800	35,368
UnumProvident Corp.	18,200	370,006
WellPoint, Inc.(a)	5,513	423,398
		16,697,819
Internet Content — 0.0%
BEA Systems, Inc.(a)	7,200	74,664
Lodging — 0.1%
Starwood Hotels & Resorts Worldwide, Inc.	3,500	212,835

10

Machinery & Components — 0.2%
Cooper Cameron Corp.(a)	4,000	$193,560
Cummins, Inc.(b)	700	68,110
IDEX Corp.	300	13,800
Parker Hannifin Corp.	2,200	166,694
Roper Industries, Inc.	200	8,070
		450,234
Manufacturing — 0.2%
AptarGroup, Inc.	1,700	95,948
Avery Dennison Corp.	1,100	65,714
Terex Corp.(a)	2,400	169,200
		330,862
Medical Supplies — 0.3%
Agilent Technologies, Inc.(a)	3,500	118,685
Applera Corp. - Applied Biosystems Group	9,100	257,894
Bausch & Lomb, Inc.	200	13,510
Fisher Scientific International, Inc.(a)	1,700	113,679
Mettler-Toledo International, Inc.(a)	400	23,156
Thermo Electron Corp.(a)	100	3,364
		530,288
Metals & Mining — 1.4%
Newmont Mining Corp.	13,200	815,760
Nucor Corp.	10,900	918,107
Phelps Dodge Corp.(b)	4,000	642,000
Precision Castparts Corp.	5,600	279,720
		2,655,587
Oil & Gas — 0.1%
AGL Resources, Inc.	3,200	114,496
Pride International, Inc.(a)	4,000	141,240
		255,736
Pharmaceuticals — 5.5%
Abbott Laboratories	500	21,575
AmerisourceBergen Corp.	8,700	379,668
Bristol-Myers Squibb Co.	10,500	239,295
Cardinal Health, Inc.	3,300	237,732
Eli Lilly & Co.(b)	100	5,662
Hospira, Inc.(a)	6,000	268,500
King Pharmaceuticals, Inc.(a)	13,600	255,000
McKesson Corp.	7,800	413,400
Medco Health Solutions, Inc.(a)	3,000	162,300
Merck & Co., Inc.	51,500	1,776,750
Millennium Pharmaceuticals, Inc.(a)	4,800	49,632
Mylan Laboratories, Inc.	4,900	96,530
Omnicare, Inc.	1,900	94,430
Pfizer, Inc.	226,000	5,803,680
Sigma-Aldrich Corp.	100	6,488

11

Watson Pharmaceutical, Inc.(a)	8,900	$294,501
Wyeth	6,800	314,500
		10,419,643
Prepackaged Software — 0.6%
BMC Software, Inc.(a)	7,700	170,170
Computer Associates International, Inc.(b)	2,700	73,710
Compuware Corp.(a)	10,900	89,816
Fair Isaac Corp.	5,100	226,032
Novell, Inc.(a) (b)	19,900	193,826
Siebel Systems, Inc.	9,800	103,978
Sybase, Inc.(a)	9,300	200,787
Symantec Corp.(a)	6,600	121,308
		1,179,627
Real Estate — 0.7%
Equity Office Properties Trust(b)	16,300	518,666
Equity Residential REIT	1,000	42,410
ProLogis	8,789	450,173
Simon Property Group, Inc. REIT	2,800	231,952
Vornado Realty Trust(b)	500	44,170
		1,287,371
Restaurants — 1.1%
McDonald’s Corp.	61,700	2,160,117
Retail — 1.1%
Barnes & Noble, Inc.	7,600	322,392
Circuit City Stores, Inc.	3,200	80,672
Costco Wholesale Corp.	5,500	274,395
Dillards, Inc. Cl. A	1,900	49,210
Dollar Tree Stores, Inc.(a)	6,500	161,135
Federated Department Stores, Inc.	8,344	555,961
J.C. Penney Co., Inc.	4,100	228,780
Office Depot, Inc.(a)	10,000	331,500
		2,004,045
Retail - Grocery — 0.1%
Albertson’s, Inc.	6,800	171,020
Telephone Utilities — 4.6%
Alltel Corp.	1,500	90,045
AT&T, Inc.	120,154	3,117,996
BellSouth Corp.(b)	54,800	1,576,596
CenturyTel, Inc.	5,300	176,490
Qwest Communications International, Inc.(a) (b)	39,300	236,586
Sprint Nextel Corp.	69,699	1,595,410
Verizon Communications, Inc.	58,796	1,861,481
		8,654,604
Tobacco — 1.7%
Altria Group, Inc.	37,500	2,712,750
Loews Corp. - Carolina Group	6,600	304,392

12

Reynolds American, Inc.(b)	2,600	$262,938
UST, Inc.(b)	100	3,894
		3,283,974
Toys, Games — 0.2%
Hasbro, Inc.	10,000	212,000
Mattel, Inc.	14,000	231,000
		443,000
Transportation — 1.6%
Alexander & Baldwin, Inc.	1,300	68,341
Burlington Northern Santa Fe Corp.	11,500	921,380
CSX Corp.	6,600	353,298
Laidlaw International, Inc.	12,100	329,120
Norfolk Southern Corp.	10,400	518,336
Overseas Shipholding Group, Inc.	1,700	87,686
Union Pacific Corp.	7,900	698,834
		2,976,995
Travel — 0.1%
Expedia, Inc.(a) (b)	3,400	88,468
Sabre Holdings Corp. Cl A(b)	7,700	188,650
		277,118
Water Companies — 0.0%
Aqua America, Inc.	133	3,745
TOTAL EQUITIES (Cost $170,909,582)		188,060,765

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 7.3%
Cash Equivalents — 7.2%(d)
Abbey National PLC Eurodollar Time Deposit 4.310%	02/02/2006	$368,111	$368,111
American Beacon Money Market Fund(c)		130,735	130,735
ANZ Banking Group Ltd. 4.453%	03/14/2006	306,759	306,759
Banco Santander Central Hispano SA 4.430%	03/06/2006	245,407	245,407
BancoBilbao Vizcaya Argentaria SA Eurodollar Time Deposit 4.520%	03/27/2006	490,815	490,815
Bank of America Bank Note 4.490%	03/20/2006	322,097	322,097
Bank of America Bank Note 4.520%	03/17/2006	236,037	236,037
Bank of Montreal Eurodollar Time Deposit 4.420%	02/17/2006	306,759	306,759

13

Bank of Montreal Eurodollar Time Deposit 4.430%	02/21/2006	$153,380	$153,380
Bank of Nova Scotia Eurodollar Time Deposit 4.500%	03/27/2006	306,759	306,759
Barclays Eurodollar Time Deposit 4.410%	02/27/2006	153,380	153,380
Barclays Eurodollar Time Deposit 4.470%	03/17/2006	245,407	245,407
Barclays Eurodollar Time Deposit 4.500%	03/24/2006	153,380	153,380
Barclays Eurodollar Time Deposit 4.535%	03/28/2006	184,055	184,055
BGI Institional Money Market Fund(c)		798,616	798,616
Branch Banker &Trust Eurodollar Time Deposit 4.325%	02/03/2006	306,759	306,759
Calyon Eurodollar Time Deposit 4.335%	02/06/2006	306,759	306,759
Calyon Eurodollar Time Deposit 4.455%	03/02/2006	306,759	306,759
Calyon Eurodollar Time Deposit 4.500%	03/24/2006	306,759	306,759
Canadian Imperial Bank of Commerce Eurodollar Time Deposit 4.300%	02/01/2006	460,139	460,139
Deutsche Bank Eurodollar Time Deposit 4.450%	03/13/2006	306,759	306,759
Deutsche Bank Eurodollar Time Deposit 4.490%	03/23/2006	122,704	122,704
Federal Home Loan Bank Discount Note 4.365%	02/22/2006	127,801	127,801
Fortis Bank Eurodollar Time Deposit 4.420%	02/07/2006	306,759	306,759
Fortis Bank Eurodollar Time Deposit 4.470%	02/15/2006	122,704	122,704
Fortis Bank Eurodollar Time Deposit 4.500%	02/27/2006	184,056	184,056
Freddie Mac Discount Note 4.426%	02/28/2006	158,425	158,425
Goldman Sachs Financial Square Prime Obligations Money Market Fund(c)		214,731	214,731
Merrimac Cash Fund, Premium Class(c)		49,081	49,081
Rabobank Nederland Eurodollar Time Deposit 4.510%	03/01/2006	552,167	552,167
Rabobank Nederland Eurodollar Time Deposit 4.520%	03/28/2006	245,407	245,407
Royal Bank of Canada Eurodollar Time Deposit 4.480%	03/21/2006	613,518	613,518
Skandinaviska Enskilda Banken AB Eurodollar Time Deposit 4.420%	02/17/2006	460,139	460,139

14

Societe Generale Eurodollar Time Deposit 4.460%	03/01/2006	$460,139	$460,139
Svenska Handlesbanken Eurodollar Time Deposit 4.470%	02/01/2006	974,646	974,646
The Bank of the West Eurodollar Time Deposit 4.500%	03/20/2006	429,463	429,463
Toronto Dominion Bank Eurodollar Time Deposit 4.440%	02/14/2006	613,518	613,518
UBS AG Eurodollar Time Deposit 4.430%	03/10/2006	306,759	306,759
Wachovia Bank NA Eurodollar Time Deposit 4.390%	02/01/2006	306,759	306,759
Wells Fargo Eurodollar Time Deposit 4.300%	02/03/2006	613,518	613,518
Wells Fargo Eurodollar Time Deposit 4.430%	02/28/2006	122,704	122,704
Wells Fargo Eurodollar Time Deposit 4.500%	02/07/2006	227,002	227,002
			13,607,631
Repurchase Agreements — 0.1%
Investors Bank & Trust Company Repurchase Agreement, dated 01/31/06, 3.02%, due 02/01/06(e)		137,460	137,460
TOTAL SHORT-TERM INVESTMENTS (At Amortized Cost)			13,745,091
TOTAL INVESTMENTS — 107.3% (Cost $184,654,673)(f)			$201,805,856
Other Assets/(Liabilities) — (7.3%)			(13,693,821)
NET ASSETS — 100.0%			$188,112,035

Notes to Portfolio of Investments

REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. (Note 2).
(c)	Amount represents shares owned of the fund.
(d)	Represents investments of security lending collateral. (Note 2).
(e)

Maturity value of $137,471. Collateralized by a U.S. Government Agency obligation with a rate of 5.00%, maturity date of 10/20/2032, and an aggregate market value, including accrued interest, of $144,333.

(f)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

15

MassMutual Premier Enhanced Index Core Equity Fund — Portfolio of Investments

January 31, 2006 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 99.1%
COMMON STOCK — 99.1%
Advertising — 0.2%
Monster Worldwide, Inc.(a) (b)	500	$21,330
Omnicom Group, Inc.(b)	400	32,716
		54,046
Aerospace & Defense — 3.2%
Boeing Co.	5,500	375,705
General Dynamics Corp.	700	81,452
Goodrich Corp.	200	7,874
Lockheed Martin Corp.	2,500	169,125
Northrop Grumman Corp.	2,500	155,325
Raytheon Co.	3,100	127,007
Rockwell Collins, Inc.	600	28,152
United Technologies Corp.	3,300	192,621
		1,137,261
Air Transportation — 0.1%
Southwest Airlines Co.	2,500	41,150
Apparel, Textiles & Shoes — 0.5%
Coach, Inc.(a)	1,200	43,140
Jones Apparel Group, Inc.	400	12,512
Liz Claiborne, Inc.(b)	300	10,416
Nike, Inc. Cl. B	300	24,285
Nordstrom, Inc.	1,400	58,408
Reebok International Ltd.(b)	200	11,798
VF Corp.(b)	200	11,096
		171,655
Automotive & Parts — 0.7%
AutoNation, Inc.(a) (b)	3,000	66,870
General Motors Corp.(b)	2,800	67,368
Genuine Parts Co.	700	29,771
The Goodyear Tire & Rubber Co.(a) (b)	900	14,076
Harley-Davidson, Inc.	1,300	69,589
		247,674
Banking, Savings & Loans — 8.2%
AmSouth Bancorporation(b)	1,800	49,698
Bank of America Corp.	12,553	555,219
Bank of New York Co., Inc.	2,200	69,982
BB&T Corp.	1,500	58,560
Capital One Financial Corp.	1,500	124,950
Comerica, Inc.	500	27,735
Compass Bancshares, Inc.	400	19,488

1

Fannie Mae	100	$5,794
Fifth Third Bancorp(b)	900	33,813
First Horizon National Corp.	300	11,361
Freddie Mac	1,800	122,148
Golden West Financial Corp.	800	56,496
JP Morgan Chase & Co.	11,300	449,175
KeyCorp(b)	2,200	77,858
M&T Bank Corp.	200	21,660
Marshall and Ilsley Corp.	600	25,164
Mellon Financial Corp.	1,300	45,851
National City Corp.	1,400	47,852
North Fork Bancorporation, Inc.	750	19,290
Northern Trust Corp.	500	26,105
Regions Financial Corp.	1,393	46,220
SLM Corp.	1,200	67,152
Sovereign Bancorp, Inc.	1,000	21,800
State Street Corp.	900	54,414
SunTrust Banks, Inc.	900	64,305
Synovus Financial Corp.	600	16,602
U.S. Bancorp	4,900	146,559
Wachovia Corp.	4,201	230,341
Washington Mutual, Inc.	2,832	119,850
Wells Fargo & Co.	4,600	286,856
Zions Bancorp	300	23,721
		2,926,019
Beverages — 1.7%
Anheuser-Busch Cos., Inc.	300	12,432
Brown-Forman Corp. Cl. B	400	28,368
The Coca-Cola Co.	7,000	289,660
Coca-Cola Enterprises, Inc.	800	15,792
Constellation Brands, Inc. Cl. A(a)	300	8,007
Molson Coors Brewing Co. Cl. B	200	12,500
The Pepsi Bottling Group, Inc.	700	20,300
PepsiCo, Inc.	3,800	217,284
		604,343
Broadcasting, Publishing & Printing — 2.5%
CBS Corp. Cl. B(a)	50	1,306
Clear Channel Communications, Inc.	2,800	81,956
Dow Jones & Co., Inc.	300	11,403
Gannett Co., Inc.	1,100	67,980
Knight Ridder, Inc.(b)	200	12,450
The McGraw-Hill Companies, Inc.	700	35,728
Meredith Corp.	200	10,952
New York Times Co. Cl. A	400	11,320
Time Warner, Inc.	24,700	432,991
Tribune Co.	900	26,109
Univision Communications, Inc. Cl. A(a)	1,000	31,840
Viacom, Inc. Cl B(a)	4,050	167,994
		892,029

2

Building Materials & Construction — 0.0%
Louisiana-Pacific Corp.	400	$11,780
Chemicals — 1.3%
Dow Chemical Co.	2,800	118,440
Du Pont (E.I.) de Nemours & Co.	100	3,915
Monsanto Co.	2,400	203,064
Praxair, Inc.	1,500	79,020
Rohm & Haas Co.	900	45,810
		450,249
Commercial Services — 1.7%
Cendant Corp.	100	1,674
Donnelley (R.R.) & Sons Co.	400	13,040
eBay, Inc.(a)	6,000	258,600
Equifax, Inc.	1,600	61,312
Fluor Corp.	1,100	96,745
Moody’s Corp.	900	56,988
PerkinElmer, Inc.	500	11,370
Quest Diagnostics	400	19,772
Ryder System, Inc.(b)	200	8,940
Waste Management, Inc.	2,400	75,792
		604,233
Communications — 0.4%
Citizens Communications Co.	1,300	15,951
L-3 Communications Holdings, Inc.	400	32,408
Network Appliance, Inc.(a)	700	21,840
Qualcomm, Inc.	700	33,572
Scientific-Atlanta, Inc.	900	38,484
Tellabs, Inc.(a)	1,300	16,627
		158,882
Communications Equipment — 0.9%
Motorola, Inc.	14,800	336,108
Computer Integrated Systems Design — 0.3%
Autodesk, Inc.	2,100	85,239
Computer Sciences Corp.(a)	500	25,350
Parametric Technology Corp.(a)	821	5,139
Sun Microsystems, Inc.(a)	300	1,350
		117,078
Computers & Information — 4.3%
Apple Computer, Inc.(a)	4,200	317,142
Cisco Systems, Inc.(a)	19,500	362,115
Comverse Technology, Inc.(a)	100	2,739
Dell, Inc.(a)	300	8,793
EMC Corp.(a)	7,600	101,840
International Business Machines Corp.	7,400	601,620
International Game Technology	1,000	35,780
Jabil Circuit, Inc.(a)	1,800	72,720

3

Lexmark International, Inc.(a)	300	$14,571
Solectron Corp.(a)	3,100	11,842
		1,529,162
Computers & Office Equipment — 1.5%
Electronic Data Systems Corp.	100	2,519
Hewlett-Packard Co.	15,300	477,054
Pitney Bowes, Inc.	700	29,918
Xerox Corp.(a) (b)	2,800	40,068
		549,559
Containers — 0.3%
Ball Corp.	600	24,300
Bemis Co., Inc.	300	9,156
Sealed Air Corp.(a) (b)	700	38,689
Temple-Inland, Inc.	700	32,830
		104,975
Cosmetics & Personal Care — 2.1%
Colgate-Palmolive Co.	300	16,467
Kimberly-Clark Corp.	1,000	57,120
The Procter & Gamble Co.	11,182	662,310
		735,897
Data Processing & Preparation — 0.7%
Affiliated Computer Services, Inc. Cl. A(a)	200	12,520
Automatic Data Processing, Inc.	1,700	74,698
First Data Corp.	2,300	103,730
Fiserv, Inc.(a) (b)	600	26,388
IMS Health, Inc.(b)	500	12,300
NCR Corp.(a)	800	29,720
		259,356
Electric Utilities — 3.2%
Allegheny Energy, Inc.(a)	300	10,437
Ameren Corp.	400	20,304
American Electric Power Co., Inc.	900	33,588
CenterPoint Energy, Inc.(b)	6,000	76,680
Cinergy Corp.	800	34,760
CMS Energy Corp.(a)	500	7,235
Consolidated Edison, Inc.	600	28,206
Constellation Energy Group, Inc.	400	23,308
Dominion Resources, Inc.(b)	800	60,424
DTE Energy Co.	400	16,880
Duke Energy Corp.(b)	4,100	116,235
Edison International	2,200	96,404
Entergy Corp.	400	27,804
Exelon Corp.	1,300	74,646
FirstEnergy Corp.	1,300	65,130
FPL Group, Inc.	1,700	71,043
NiSource, Inc.	700	14,371
PG&E Corp.	1,700	63,427
Pinnacle West Capital Corp.	1,900	80,959

4

PPL Corp.(b)	900	$27,117
Progress Energy, Inc.(b)	800	34,896
Public Service Enterprise Group, Inc.	600	41,772
Southern Co.	1,600	55,680
TXU Corp.	1,100	55,704
		1,137,010
Electrical Equipment & Electronics — 6.7%
Advanced Micro Devices, Inc.(a)	2,600	108,836
Analog Devices, Inc.	1,200	47,724
Broadcom Corp. Cl. A(a)	1,800	122,760
Emerson Electric Co.	1,400	108,430
Freescale Semiconductor, Inc. Cl. B(a)	3,235	81,684
General Electric Co.	28,300	926,825
Intel Corp.	19,100	406,257
Johnson Controls, Inc.	600	41,544
KLA-Tencor Corp.	600	31,188
Linear Technology Corp.	100	3,721
LSI Logic Corp.(a) (b)	1,300	11,895
Micron Technology, Inc.(a)	1,900	27,892
National Semiconductor Corp.	3,000	84,630
Novellus Systems, Inc.(a)	1,100	31,185
Nvidia Corp.(a)	1,000	44,960
QLogic Corp.(a)	200	7,934
Rockwell Automation, Inc.	400	26,428
Texas Instruments, Inc.	9,000	263,070
		2,376,963
Energy — 11.0%
Amerada Hess Corp.(b)	600	92,880
Anadarko Petroleum Corp.	400	43,128
Apache Corp.	800	60,424
Ashland, Inc.	200	13,184
BJ Services Co.	1,300	52,637
Burlington Resources, Inc.	1,100	100,386
Chevron Corp.	6,039	358,596
ConocoPhillips	3,800	245,860
Devon Energy Corp.	3,700	252,377
Exxon Mobil Corp.	18,800	1,179,700
Halliburton Co.(b)	100	7,955
Kerr-McGee Corp.	932	102,883
KeySpan Corp.	700	25,144
Kinder Morgan, Inc.	300	28,875
Marathon Oil Corp.	1,000	76,870
Murphy Oil Corp.	200	11,400
Nabors Industries Ltd.(a)	500	40,625
Nicor, Inc.	900	36,810
Noble Corp.	100	8,044
Occidental Petroleum Corp.	2,400	234,504
Peoples Energy Corp.	100	3,722
Rowan Companies, Inc.	200	8,966

5

Schlumberger Ltd.(b)	2,300	$293,135
Sempra Energy	1,700	81,685
Sunoco, Inc.	1,000	95,200
Transocean, Inc.(a)	2,400	194,760
Valero Energy Corp.	3,000	187,290
The Williams Companies, Inc.	1,200	28,608
Xcel Energy, Inc.	1,100	21,362
XTO Energy, Inc.	600	29,448
		3,916,458
Entertainment & Leisure — 0.2%
Harrah’s Entertainment, Inc.	900	66,240
Financial Services — 7.8%
Ameriprise Financial, Inc.	1,460	59,407
Archstone-Smith Trust(b)	700	32,802
Bear Stearns Companies, Inc.	900	113,814
CIT Group, Inc.	1,600	85,344
Citigroup, Inc.	16,500	768,570
Countrywide Financial Corp.	3,098	103,597
Federated Investors, Inc. Cl. B	200	7,722
Franklin Resources, Inc.	500	49,250
The Goldman Sachs Group, Inc.	2,500	353,125
Huntington Bancshares, Inc.	700	16,240
Janus Capital Group, Inc.	1,400	29,246
Lehman Brothers Holdings, Inc.	2,000	280,900
Merrill Lynch & Co., Inc.	4,700	352,829
Morgan Stanley	5,500	337,975
PNC Financial Services Group, Inc.	1,700	110,262
Price (T. Rowe) Group, Inc.	300	22,929
Public Storage, Inc.	200	14,514
The Charles Schwab Corp.	1,700	25,143
		2,763,669
Food Retailers — 0.6%
The Kroger Co.(a)	8,900	163,760
SuperValu, Inc.	1,000	31,930
		195,690
Foods — 1.1%
Archer-Daniels-Midland Co.	1,900	59,850
Campbell Soup Co.	700	20,951
ConAgra Foods, Inc.	100	2,073
General Mills, Inc.	2,500	121,525
Heinz (H. J.) Co.	1,200	40,728
Kellogg Co.	600	25,740
McCormick & Co., Inc.	400	12,084
Safeway, Inc.	2,800	65,632
Sara Lee Corp.	2,200	40,216
Sysco Corp.	100	3,068
Tyson Foods, Inc. Cl. A	900	12,897
		404,764

6

Forest Products & Paper — 0.2%
International Paper Co.	100	$3,263
MeadWestvaco Corp.	800	21,352
Plum Creek Timber Co., Inc.	600	22,164
Weyerhaeuser Co.	100	6,976
		53,755
Healthcare — 1.6%
Caremark Rx, Inc.(a)	1,200	59,160
Coventry Health Care, Inc.(a)	300	17,871
Express Scripts, Inc.(a)	1,300	118,677
HCA, Inc.	1,300	63,804
Health Management Associates, Inc. Cl. A	400	8,408
Humana, Inc.(a)	400	22,308
Laboratory Corp. of America Holdings(a) (b)	300	17,595
Manor Care, Inc.	300	11,730
UnitedHealth Group, Inc.	4,000	237,680
		557,233
Home Construction, Furnishings & Appliances — 0.3%
Lennar Corp. Cl. A	600	37,536
Maytag Corp.	300	5,166
Pulte Homes, Inc.	1,000	39,900
Whirlpool Corp.(b)	300	24,204
		106,806
Household Products — 0.8%
Black & Decker Corp.	300	25,890
The Clorox Co.	100	5,985
Corning, Inc.(a)	4,700	114,445
Newell Rubbermaid, Inc.	2,700	63,828
Sherwin-Williams Co.	600	31,740
Snap-on, Inc.	200	8,026
The Stanley Works	400	19,616
		269,530
Industrial - Distribution — 0.0%
Grainger (W.W.), Inc.	200	14,186
Industrial - Diversified — 1.3%
3M Co.	2,500	181,875
Cooper Industries Ltd. Cl. A	300	24,495
Danaher Corp.	700	39,648
Eaton Corp.	400	26,480
Illinois Tool Works, Inc.	24	2,023
ITT Industries, Inc.	300	30,750
Tyco International Ltd.	6,531	170,133
		475,404
Insurance — 6.9%
ACE Ltd.	900	49,275
Aetna, Inc.	900	87,120
AFLAC, Inc.	1,000	46,950

7

Allstate Corp.	1,200	$62,460
Ambac Financial Group, Inc.	300	23,043
American International Group, Inc.	4,900	320,754
Aon Corp.	3,000	102,660
Chubb Corp.	600	56,610
Cigna Corp.	1,100	133,760
Cincinnati Financial Corp.	446	20,311
Genworth Financial, Inc. Cl. A	3,600	117,936
The Hartford Financial Services Group, Inc.	1,900	156,237
Jefferson-Pilot Corp.	700	40,831
Lincoln National Corp.	1,600	87,248
Loews Corp.	500	49,345
Marsh & McLennan Companies, Inc.	1,600	48,624
MBIA, Inc.	800	49,248
Metlife, Inc.	5,100	255,816
MGIC Investment Corp.(b)	1,400	92,414
Principal Financial Group, Inc.	2,700	127,332
Progressive Corp.	600	63,024
Prudential Financial, Inc.	1,700	128,078
Safeco Corp.	400	20,900
St. Paul Travelers Cos.	2,057	93,347
Torchmark Corp.	400	22,440
UnumProvident Corp.	3,200	65,056
WellPoint, Inc.(a)	1,900	145,920
		2,466,739
Lodging — 0.1%
Marriott International, Inc. Cl. A	100	6,664
Starwood Hotels & Resorts Worldwide, Inc.	700	42,567
		49,231
Machinery & Components — 0.4%
Cummins, Inc.(b)	200	19,460
Dover Corp.	400	18,372
Ingersoll-Rand Co. Cl. A	2,000	78,540
Parker Hannifin Corp.	500	37,885
		154,257
Manufacturing — 0.4%
American Standard Companies, Inc.	500	18,000
Applied Materials, Inc.	5,100	97,155
Avery Dennison Corp.	200	11,948
Millipore Corp.(a) (b)	200	13,756
		140,859
Medical Supplies — 1.5%
Agilent Technologies, Inc.(a)	2,500	84,775
Allergan, Inc.(b)	500	58,200
Applera Corp. - Applied Biosystems Group	1,200	34,008
Bausch & Lomb, Inc.	200	13,510
Baxter International, Inc.	2,300	84,755
Becton, Dickinson & Co.	1,800	116,640

8

Fisher Scientific International, Inc.(a)	500	$33,435
Medtronic, Inc.	1,200	67,764
St. Jude Medical, Inc.(a)	100	4,913
Thermo Electron Corp.(a)	300	10,092
Waters Corp.(a)	300	12,585
		520,677
Metals & Mining — 1.0%
Allegheny Technologies, Inc.	200	10,370
Freeport-McMoRan Copper & Gold, Inc. Cl. B	1,900	122,075
Newmont Mining Corp.	200	12,360
Nucor Corp.	1,400	117,922
Phelps Dodge Corp.(b)	600	96,300
		359,027
Pharmaceuticals — 8.5%
Abbott Laboratories	1,700	73,355
AmerisourceBergen Corp.	1,600	69,824
Amgen, Inc.(a)	4,500	328,005
Bristol-Myers Squibb Co.	4,300	97,997
Cardinal Health, Inc.	1,200	86,448
Eli Lilly & Co.	1,000	56,620
Genzyme Corp.(a)	600	42,564
Gilead Sciences, Inc.(a)	1,600	97,392
Hospira, Inc.(a)	1,950	87,263
Johnson & Johnson	7,600	437,304
King Pharmaceuticals, Inc.(a)	1,100	20,625
McKesson Corp.	2,300	121,900
Medco Health Solutions, Inc.(a)	1,000	54,100
MedImmune, Inc.(a)	800	27,296
Merck & Co., Inc.	12,900	445,050
Mylan Laboratories, Inc.	1,700	33,490
Pfizer, Inc.	26,100	670,248
Schering-Plough Corp.	100	1,915
Watson Pharmaceutical, Inc.(a)	4,100	135,669
Wyeth	3,000	138,750
		3,025,815
Photography Equipment/Supplies — 0.0%
Eastman Kodak Co.(b)	100	2,510
Prepackaged Software — 3.7%
Adobe Systems, Inc.	1,800	71,496
BMC Software, Inc.(a)	3,800	83,980
Citrix Systems, Inc.(a)	2,700	83,268
Computer Associates International, Inc.(b)	1,400	38,220
Compuware Corp.(a)	11,200	92,288
Intuit, Inc.(a)	1,700	88,961
Microsoft Corp.	20,900	588,335
Novell, Inc.(a) (b)	9,600	93,504
Oracle Corp.(a)	7,000	87,990

9

Siebel Systems, Inc.	3,200	$33,952
Symantec Corp.(a)	3,424	62,933
		1,324,927
Real Estate — 0.4%
Equity Office Properties Trust(b)	1,200	38,184
Equity Residential REIT	800	33,928
ProLogis	700	35,854
Simon Property Group, Inc. REIT	400	33,136
		141,102
Restaurants — 1.0%
Darden Restaurants, Inc.	700	28,462
McDonald’s Corp.	6,600	231,066
Yum! Brands, Inc.	1,600	79,152
		338,680
Retail — 3.2%
Best Buy Co., Inc.	100	5,066
Big Lots, Inc.(a)	700	9,359
Circuit City Stores, Inc.	900	22,689
Costco Wholesale Corp.	1,800	89,802
Dollar General Corp.	2,000	33,800
Federated Department Stores, Inc.	1,786	119,001
The Home Depot, Inc.	2,300	93,265
J.C. Penney Co., Inc.	1,400	78,120
Lowe’s Companies, Inc.	4,800	305,040
Office Depot, Inc.(a)	2,000	66,300
Staples, Inc.	50	1,186
Walgreen Co.	400	17,312
Wal-Mart Stores, Inc.	6,700	308,937
		1,149,877
Telephone Utilities — 2.7%
AT&T, Inc.	14,907	386,837
BellSouth Corp.(b)	6,900	198,513
CenturyTel, Inc.	1,000	33,300
Qwest Communications International, Inc.(a) (b)	5,000	30,100
Sprint Nextel Corp.	6,661	152,470
Verizon Communications, Inc.	4,500	142,470
		943,690
Tobacco — 1.6%
Altria Group, Inc.	6,900	499,146
Reynolds American, Inc.(b)	700	70,791
UST, Inc.(b)	100	3,894
		573,831
Toys, Games — 0.3%
Hasbro, Inc.	2,700	57,240
Mattel, Inc.	2,000	33,000
		90,240

10

Transportation — 1.8%
Burlington Northern Santa Fe Corp.	1,300	$104,156
Carnival Corp.	100	5,176
CSX Corp.	900	48,177
FedEx Corp.	1,000	101,150
Norfolk Southern Corp.	2,600	129,584
Union Pacific Corp.	800	70,768
United Parcel Service, Inc. Cl. B	2,300	172,293
		631,304
Travel — 0.2%
Sabre Holdings Corp. Cl. A(b)	2,600	63,700
TOTAL EQUITIES (Cost $32,754,474)		35,245,630

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 7.1%
Cash Equivalents — 5.9%(d)
Abbey National PLC Eurodollar Time Deposit 4.310%	02/02/2006	$56,745	$56,745
American Electric Power Co.(c)		20,152	20,152
ANZ Banking Group Ltd. Commercial Paper 4.453%	03/14/2006	47,284	47,284
Banco Santander Central Hispano SA Commercial Paper 4.430%	03/06/2006	37,827	37,827
BancoBilbao Vizcaya Argentaria SA Eurodollar Time Deposit 4.520%	03/27/2006	75,655	75,655
Bank of America 4.490%	03/20/2006	49,649	49,649
Bank of America 4.520%	03/17/2006	36,383	36,383
Bank of Montreal Eurodollar Time Deposit 4.420%	02/17/2006	47,284	47,284
Bank of Montreal Eurodollar Time Deposit 4.430%	02/21/2006	23,642	23,642
Bank of Nova Scotia Eurodollar Time Deposit 4.500%	03/27/2006	47,284	47,284
Barclays Eurodollar Time Deposit 4.410%	02/27/2006	23,642	23,642
Barclays Eurodollar Time Deposit 4.470%	03/17/2006	37,827	37,827
Barclays Eurodollar Time Deposit 4.500%	03/24/2006	23,642	23,642
Barclays Eurodollar Time Deposit 4.535%	03/28/2006	28,371	28,371
BGI Institutional Money Market Fund(c)		123,100	123,100

11

Branch Banker & Trust Eurodollar Time Deposit 4.325%	02/03/2006	$47,284	$47,284
Calyon Eurodollar Time Deposit 4.335%	02/06/2006	47,284	47,284
Calyon Eurodollar Time Deposit 4.455%	03/02/2006	47,284	47,284
Calyon Eurodollar Time Deposit 4.500%	03/24/2006	47,284	47,284
Canadian Imperial Bank of Commerce Eurodollar Time Deposit 4.300%	02/01/2006	70,926	70,926
Deutsche Bank Eurodollar Time Deposit 4.450%	03/13/2006	47,284	47,284
Deutsche Bank Eurodollar Time Deposit 4.490%	03/23/2006	18,914	18,914
Federal Home Loan Bank 4.365%	02/22/2006	19,699	19,699
Fortis Bank Eurodollar Time Deposit 4.420%	02/07/2006	47,284	47,284
Fortis Bank Eurodollar Time Deposit 4.470%	02/15/2006	18,914	18,914
Fortis Bank Eurodollar Time Deposit 4.500%	02/27/2006	28,371	28,371
Freddie Mac 4.426%	02/28/2006	24,420	24,420
Goldman Sachs Financial Square Prime Obligations Money Market Fund(c)		33,099	33,099
Merrimac Cash Fund, Premium Class(c)		7,565	7,565
Rabobank Nederland Eurodollar Time Deposit 4.510%	03/01/2006	85,112	85,112
Rabobank Nederland Eurodollar Time Deposit 4.520%	03/28/2006	37,827	37,827
Royal Bank of Canada Eurodollar Time Deposit 4.480%	03/21/2006	94,569	94,569
Skandinaviska Enskilda Banken AB Eurodollar Time Deposit 4.420%	02/17/2006	70,926	70,926
Societe Generale Eurodollar Time Deposit 4.460%	03/01/2006	70,926	70,926
Svenska Handlesbanken Eurodollar Time Deposit 4.470%	02/01/2006	150,233	150,233
The Bank of the West Eurodollar Time Deposit 4.500%	03/20/2006	66,198	66,198
Toronto Dominion Bank Eurodollar Time Deposit 4.440%	02/14/2006	94,569	94,569
UBS AG Eurodollar Time Deposit 4.430%	03/10/2006	47,284	47,284
Wachovia Bank NA Eurodollar Time Deposit 4.390%	02/01/2006	47,284	47,284

12

Wells Fargo Eurodollar Time Deposit 4.300%	02/03/2006	$94,569	$94,569
Wells Fargo Eurodollar Time Deposit 4.430%	02/28/2006	18,914	18,914
Wells Fargo Eurodollar Time Deposit 4.500%	02/07/2006	34,990	34,990
			2,097,500
Repurchase Agreements — 1.2%
Investors Bank & Trust Company Repurchase Agreement, dated 01/31/2006, 3.02%, due 02/01/2006(e)		427,937	427,937
TOTAL SHORT-TERM INVESTMENTS (At Amortized Cost)			2,525,437
TOTAL INVESTMENTS — 106.2% (Cost $35,279,911)(f)			$37,771,067
Other Assets/(Liabilities) — (6.2%)			(2,203,995)
NET ASSETS — 100.0%			$35,567,072

Notes to Portfolio of Investments

REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. (Note 2).
(c)	Amount represents shares owned of the fund.
(d)	Represents investments of security lending collateral. (Note 2).
(e)	Maturity value of $427,973. Collateralized by a US Government Obligation with a rate of 4.044%, maturity date of 04/01/2033, and an aggregate market value, including accrued interest, of $449,334.
(f)	See Note 3 for aggregate cost for the Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

13

MassMutual Premier Main Street Fund — Portfolio of Investments

January 31, 2006 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 99.4%
COMMON STOCK — 99.4%
Advertising — 0.2%
Omnicom Group, Inc.	7,700	$629,783
Aerospace & Defense — 3.2%
Alliant Techsystems, Inc.(a)	1,800	139,500
BE Aerospace, Inc.(a)	2,300	48,346
Boeing Co.	39,600	2,705,076
General Dynamics Corp.	8,600	1,000,696
Honeywell International, Inc.	29,700	1,141,074
Lockheed Martin Corp.	20,600	1,393,590
Northrop Grumman Corp.	26,100	1,621,593
Raytheon Co.	35,000	1,433,950
United Technologies Corp.	28,100	1,640,197
		11,124,022
Air Transportation — 0.1%
Alaska Air Group, Inc.(a)	2,000	63,860
AMR Corp.(a) (b)	8,800	199,760
Continental Airlines, Inc. Cl. B(a) (b)	3,600	75,276
		338,896
Apparel, Textiles & Shoes — 1.2%
American Eagle Outfitters, Inc.	6,300	169,974
AnnTaylor Stores Corp.(a)	1,800	59,976
Chico’s FAS, Inc.(a)	2,600	113,256
Childrens Place(a)	1,200	52,548
Claire’s Stores, Inc.	3,200	101,312
Coach, Inc.(a)	25,800	927,510
The Gap, Inc.	50,900	920,781
Jones Apparel Group, Inc.	2,400	75,072
Liz Claiborne, Inc.(b)	1,300	45,136
Nike, Inc. Cl. B	2,600	210,470
Nordstrom, Inc.	24,900	1,038,828
Payless ShoeSource, Inc.(a)	200	4,872
Phillips-Van Heusen Corp.	900	32,517
Talbots, Inc.	1,700	47,379
Timberland Co. Cl. A(a)	4,400	153,824
Too, Inc.(a)	1,800	52,074
		4,005,529
Automotive & Parts — 0.8%
AutoNation, Inc.(a) (b)	8,000	178,320
Dana Corp.	7,000	34,090
Ford Motor Co.(b)	122,200	1,048,476

1

General Motors Corp.(b)	15,900	$382,554
Genuine Parts Co.	900	38,277
The Goodyear Tire & Rubber Co.(a) (b)	9,300	145,452
Harley-Davidson, Inc.	15,500	829,715
TRW Automotive Holdings Corp.(a)	1,800	46,260
Visteon Corp.(a) (b)	6,300	33,075
		2,736,219
Banking, Savings & Loans — 8.0%
Astoria Financial Corp.	4,850	139,680
Bank of America Corp.	146,483	6,478,943
Bank of New York Co., Inc.	19,000	604,390
BB&T Corp.	9,100	355,264
Capital One Financial Corp.	15,839	1,319,389
Comerica, Inc.	5,400	299,538
Fannie Mae	29,100	1,686,054
Freddie Mac	16,100	1,092,546
Golden West Financial Corp.	4,800	338,976
JP Morgan Chase & Co.	115,200	4,579,200
KeyCorp(b)	14,500	513,155
M&T Bank Corp.	3,300	357,390
Mellon Financial Corp.	10,200	359,754
National City Corp.	15,100	516,118
Northern Trust Corp.	6,000	313,260
Regions Financial Corp.(b)	8,500	282,030
State Street Corp.	13,200	798,072
SunTrust Banks, Inc.	3,700	264,365
U.S. Bancorp	73,100	2,186,421
UnionBanCal Corp.	5,000	335,450
Wachovia Corp.	46,900	2,571,527
Washington Mutual, Inc.	12,421	525,657
Wells Fargo & Co.	31,000	1,933,160
		27,850,339
Beverages — 1.1%
The Coca-Cola Co.	42,400	1,754,512
The Pepsi Bottling Group, Inc.	8,300	240,700
PepsiCo, Inc.	30,600	1,749,708
		3,744,920
Broadcasting, Publishing & Printing — 2.5%
American Greetings Corp. Cl. A	2,400	48,984
Cablevision Systems Corp. Cl. A(a)	2,200	54,120
CBS Corp. Cl. B(a)	28,750	751,237
Clear Channel Communications, Inc.	31,500	922,005
Comcast Corp. Cl. A(a) (b)	24,900	692,718
Gannett Co., Inc.	17,600	1,087,680
Liberty Media Corp. Cl. A(a)	61,100	510,796
The McGraw-Hill Companies, Inc.	8,400	428,736
RH Donnelley Corp.(a) (b)	800	52,496

2

Time Warner, Inc.(b)	178,300	$3,125,599
Viacom, Inc. Cl. B(a)	28,750	1,192,550
		8,866,921
Building Materials & Construction — 0.3%
Kinetic Concepts, Inc.(a)	1,400	50,666
Louisiana-Pacific Corp.(b)	2,400	70,680
Masco Corp.	22,300	661,195
Texas Industries, Inc.	1,100	59,191
USG Corp.(a) (b)	2,600	247,520
		1,089,252
Chemicals — 1.2%
Agrium, Inc.	5,300	126,405
Dow Chemical Co.	32,500	1,374,750
Du Pont (E.I.) de Nemours & Co.	10,100	395,415
FMC Corp.(a)	1,300	73,346
The Lubrizol Corp.	600	27,444
Lyondell Chemical Co.(b)	6,400	153,664
Monsanto Co.	10,800	913,788
PPG Industries, Inc.	11,000	654,500
Rohm & Haas Co.	9,900	503,910
The Scotts Miracle-Gro Co.	1,900	94,050
		4,317,272
Commercial Services — 1.5%
Administaff, Inc.	1,100	47,344
Apollo Group, Inc. Cl. A(a)	8,200	456,494
Cendant Corp.	70,600	1,181,844
The Corporate Executive Board Co.	300	25,242
Dun & Bradstreet Corp.(a)	1,300	93,964
eBay, Inc.(a)	19,100	823,210
Global Payments, Inc.	2,200	112,046
Manpower, Inc.	2,800	150,724
Moody’s Corp.	5,400	341,928
PerkinElmer, Inc.	1,100	25,014
PHH Corp.(a)	2,110	60,789
Quanta Services, Inc.(a) (b)	4,400	60,940
Quest Diagnostics, Inc.	15,300	756,279
Robert Half International, Inc.	3,400	124,202
United Rentals, Inc.(a) (b)	2,500	73,275
Universal Compression Holdings, Inc.(a)	1,300	62,400
URS Corp.(a)	4,700	201,066
Waste Management, Inc.	11,800	372,644
Weight Watchers International, Inc.(a) (b)	1,800	84,672
		5,054,077
Communications — 1.2%
American Tower Corp. Cl. A(a) (b)	8,100	250,614
Avaya, Inc.(a)	10,500	110,775
Crown Castle International Corp.(a)	4,500	142,335
Harris Corp.	500	23,215

3

Lucent Technologies, Inc.(a)	252,800	$667,392
Network Appliance, Inc.(a)	9,900	308,880
Polycom, Inc.(a)	1,200	23,256
Qualcomm, Inc.	48,900	2,345,244
Scientific-Atlanta, Inc.	4,600	196,696
		4,068,407
Communications Equipment — 0.7%
Motorola, Inc.	109,000	2,475,390
Computer Integrated Systems Design — 0.5%
Autodesk, Inc.	19,700	799,623
Cadence Design Systems, Inc.(a) (b)	10,000	176,600
Computer Sciences Corp.(a)	4,100	207,870
Parametric Technology Corp.(a)	11,100	69,486
Reynolds & Reynolds, Inc. Cl. A	400	11,360
Sun Microsystems, Inc.(a)	44,500	200,250
Synopsys, Inc.(a)	11,500	254,265
Websense, Inc.(a)	1,000	65,930
		1,785,384
Computer Programming Services — 0.0%
Ceridian Corp.(a)	4,000	98,720
Computer Related Services — 0.1%
CACI International, Inc. Cl. A(a)	1,500	85,650
Checkfree Corp.(a)	2,300	119,186
EarthLink, Inc.(a)	10,200	116,484
		321,320
Computers & Information — 4.8%
Apple Computer, Inc.(a)	16,800	1,268,568
CDW Corp.	1,700	95,200
Cisco Systems, Inc.(a) (b)	229,700	4,265,529
Dell, Inc.(a)	125,800	3,687,198
EMC Corp.(a)	131,600	1,763,440
Emulex Corp.(a) (b)	3,200	58,720
International Business Machines Corp.	54,900	4,463,370
International Game Technology	4,400	157,432
Jabil Circuit, Inc.(a)	5,400	218,160
Komag, Inc.(a) (b)	2,100	98,826
Lexmark International, Inc.(a)	3,900	189,423
Palm Inc.(a) (b)	2,000	78,960
Solectron Corp.(a)	41,800	159,676
Tech Data Corp.(a)	1,200	49,476
Western Digital Corp.(a)	15,400	336,644
		16,890,622
Computers & Office Equipment — 1.6%
Electronic Data Systems Corp.	8,400	211,596
Hewlett-Packard Co.	129,400	4,034,692

4

Pitney Bowes, Inc.	7,900	$337,646
Xerox Corp.(a)	68,600	981,666
		5,565,600
Containers — 0.1%
Owens-Illinois, Inc.(a)	4,400	96,756
Sealed Air Corp.(a) (b)	2,100	116,067
		212,823
Cosmetics & Personal Care — 1.7%
Avon Products, Inc.	23,100	654,192
Kimberly-Clark Corp.	2,500	142,800
The Procter & Gamble Co.	89,392	5,294,688
		6,091,680
Data Processing & Preparation — 0.6%
CSG Systems International, Inc.(a)	300	6,831
First Data Corp.	39,400	1,776,940
Fiserv, Inc.(a) (b)	4,600	202,308
IMS Health, Inc.(b)	1,000	24,600
NCR Corp.(a)	5,900	219,185
		2,229,864
Education — 0.0%
Career Education Corp.(a) (b)	3,900	126,711
Electric Utilities — 0.8%
AES Corp.(a)	8,400	143,136
Constellation Energy Group, Inc.	9,100	530,257
DPL, Inc.	1,100	28,204
Duke Energy Corp.(b)	200	5,670
Edison International	5,300	232,246
Energy East Corp.(b)	100	2,485
Entergy Corp.	1,400	97,314
FirstEnergy Corp.	2,400	120,240
NiSource, Inc.	1,100	22,583
PG&E Corp.	24,500	914,095
Pinnacle West Capital Corp.	100	4,261
TXU Corp.	13,000	658,320
		2,758,811
Electrical Equipment & Electronics — 7.8%
Advanced Micro Devices, Inc.(a)	4,100	171,626
Analog Devices, Inc.	32,500	1,292,525
Arrow Electronics, Inc.(a)	5,000	171,800
Avnet, Inc.(a)	6,600	161,370
Broadcom Corp. Cl. A(a)	23,100	1,575,420
Cymer, Inc.(a)	1,700	76,738
Emerson Electric Co.	6,100	472,445
Energizer Holdings, Inc.(a)	1,700	91,987
Fairchild Semiconductor International, Inc.(a)	7,100	141,645
Freescale Semiconductor, Inc. Cl. B(a)	34,500	871,125
General Electric Co.	298,800	9,785,700

5

Intel Corp.	253,600	$5,394,072
Intersil Corp. Cl. A	6,400	185,984
Johnson Controls, Inc.	9,100	630,084
KLA-Tencor Corp.	11,400	592,572
LSI Logic Corp.(a)	19,100	174,765
Micrel, Inc.(a)	3,100	38,037
Microchip Technology, Inc.	6,000	225,060
Microsemi Corp.(a)	1,800	54,792
National Semiconductor Corp.	8,600	242,606
Novellus Systems, Inc.(a)	6,400	181,440
Nvidia Corp.(a)	5,500	247,280
OmniVision Technologies, Inc.(a) (b)	3,700	93,351
QLogic Corp.(a)	4,100	162,647
Rockwell Automation, Inc.	15,200	1,004,264
Sanmina-SCI Corp.(a)	33,500	141,035
Teleflex, Inc.	400	25,228
Texas Instruments, Inc.	98,700	2,885,001
Zoran Corp.(a) (b)	1,000	19,610
		27,110,209
Energy — 11.0%
Amerada Hess Corp.	4,800	743,040
Anadarko Petroleum Corp.	13,500	1,455,570
Apache Corp.	15,200	1,148,056
Burlington Resources, Inc.	19,600	1,788,696
Chevron Corp.	85,410	5,071,646
Comstock Resources, Inc.(a)	1,800	57,600
ConocoPhillips(b)	57,800	3,739,660
Devon Energy Corp.	16,200	1,105,002
EOG Resources, Inc.(b)	6,800	574,872
Exxon Mobil Corp.	202,800	12,725,700
Giant Industries, Inc.(a)	900	62,901
Grey Wolf, Inc.(a) (b)	8,000	70,400
Halliburton Co.(b)	5,100	405,705
KCS Energy, Inc.(a)	2,300	66,769
Kerr-McGee Corp.	7,503	828,256
Marathon Oil Corp.	15,900	1,222,233
Occidental Petroleum Corp.	14,924	1,458,224
Paramount Resources, Ltd. Cl. A	25,600	803,282
Precision Drilling Trust	1,000	33,167
Remington Oil & Gas Corp.(a)	1,500	67,200
Sunoco, Inc.(b)	13,400	1,275,680
Swift Energy Co.(a)	1,500	74,130
Talisman Energy, Inc.	8,500	514,140
Tesoro Corp.	2,900	210,163
Transocean, Inc.(a)	12,500	1,014,375
Trilogy Energy Trust	5,200	103,710
TUSK Energy Corp.	9,700	32,172
Valero Energy Corp.	15,494	967,290
Veritas DGC, Inc.(a)	1,700	76,602

6

Whiting Petroleum Corp.(a)	1,400	$64,820
XTO Energy, Inc.	11,800	579,144
		38,340,205
Entertainment & Leisure — 0.7%
Live Nation, Inc.(a)	3,512	62,338
News Corp., Inc. Cl. A	75,100	1,183,576
Six Flags, Inc.(a) (b)	1,500	17,415
The Walt Disney Co.	41,500	1,050,365
		2,313,694
Financial Services — 7.0%
Accredited Home Lenders Holding Co.(a) (b)	1,300	68,289
American Express Co.	25,700	1,347,965
AmeriCredit Corp.(a) (b)	7,600	218,576
Ameriprise Financial, Inc.	6,880	279,947
Chicago Mercantile Exchange Holdings, Inc.(b)	2,300	973,475
CIT Group, Inc.	12,900	688,086
Citigroup, Inc.	160,700	7,485,406
Countrywide Financial Corp.	28,100	939,664
The Goldman Sachs Group, Inc.	19,600	2,768,500
Janus Capital Group, Inc.	4,200	87,738
Lehman Brothers Holdings, Inc.	14,600	2,050,570
Merrill Lynch & Co., Inc.	37,700	2,830,139
Morgan Stanley	52,200	3,207,690
PNC Financial Services Group, Inc.	4,800	311,328
The Charles Schwab Corp.	63,100	933,249
TD Ameritrade Holding Corp.	5,600	113,344
		24,303,966
Food Retailers — 0.3%
The Kroger Co.(a)	50,400	927,360
SuperValu, Inc.	4,400	140,492
		1,067,852
Foods — 1.1%
Archer-Daniels-Midland Co.	22,100	696,150
Campbell Soup Co.	8,200	245,426
Dean Foods Co.(a)	3,300	125,169
Del Monte Foods Co.	1,800	19,242
General Mills, Inc.	11,900	578,459
Heinz (H. J.) Co.	7,800	264,732
Performance Food Group Co.(a) (b)	400	11,028
Pilgrim’s Pride Corp.(b)	3,900	94,926
Safeway, Inc.(b)	47,200	1,106,368
Sara Lee Corp.	26,100	477,108
Sysco Corp.	10,300	316,004
Tyson Foods, Inc. Cl. A	2,400	34,392
		3,969,004
Forest Products & Paper — 0.2%
Building Materials Holding Corp.(b)	700	55,419
International Paper Co.	4,200	137,046

7

MeadWestvaco Corp.(b)	4,800	$128,112
Weyerhaeuser Co.	6,500	453,440
		774,017
Healthcare — 2.1%
American Healthways, Inc.(a) (b)	1,300	58,084
Beverly Enterprises, Inc.(a)	1,500	18,315
Caremark Rx, Inc.(a)	29,900	1,474,070
Coventry Health Care, Inc.(a)	2,800	166,796
Express Scripts, Inc.(a)	10,500	958,545
Genesis HealthCare Corp.(a)	1,100	40,315
HCA, Inc.	26,900	1,320,252
Health Net, Inc.(a)	3,200	157,984
Humana, Inc.(a)	4,800	267,696
Manor Care, Inc.	1,700	66,470
Pediatrix Medical Group, Inc.(a)	1,500	131,520
Sierra Health Services, Inc.(a)	3,600	142,632
UnitedHealth Group, Inc.	42,340	2,515,843
		7,318,522
Heavy Machinery — 0.0%
Intermec, Inc.(a)	1,500	52,305
Home Construction, Furnishings & Appliances — 0.1%
Beazer Homes USA, Inc.(b)	2,400	174,816
D.R. Horton, Inc.	3,000	111,960
Lennar Corp. Cl. A(b)	2,000	125,120
MDC Holdings, Inc.	800	50,760
Whirlpool Corp.(b)	200	16,136
		478,792
Household Products — 0.3%
Corning, Inc.(a)	38,300	932,605
Industrial - Diversified — 1.0%
3M Co.	7,200	523,800
Danaher Corp.	5,600	317,184
Illinois Tool Works, Inc.(b)	11,800	994,622
ITT Industries, Inc.	2,200	225,500
SPX Corp.	3,400	162,214
Tyco International Ltd.	47,000	1,224,350
		3,447,670
Information Retrieval Services — 0.7%
Digital River, Inc.(a) (b)	1,900	63,802
Google, Inc. Cl. A(a)	2,700	1,169,775
Juniper Networks, Inc.(a) (b)	27,700	502,201
Yahoo!, Inc.(a)	23,000	789,820
		2,525,598

8

Insurance — 6.0%
Aetna, Inc.	11,300	$1,093,840
AFLAC, Inc.	5,300	248,835
Allstate Corp.	20,200	1,051,410
American International Group, Inc.	66,100	4,326,906
AmerUs Group Co.	2,300	141,151
Aon Corp.	22,100	756,262
Chubb Corp.	7,600	717,060
Cigna Corp.	11,100	1,349,760
Everest Re Group, Ltd.	700	67,655
Fidelity National Financial, Inc.	4,800	189,456
Fidelity National Title Group, Inc. Cl. A	1,085	26,452
Fremont General Corp.(b)	600	14,700
Genworth Financial, Inc. Cl. A(b)	16,400	537,264
The Hartford Financial Services Group, Inc.	15,000	1,233,450
Jefferson-Pilot Corp.	100	5,833
Landamerica Financial Group, Inc.	500	32,990
Lincoln National Corp.	1,000	54,530
Loews Corp.	2,900	286,201
MBIA, Inc.	3,300	203,148
Metlife, Inc.(b)	26,400	1,324,224
MGIC Investment Corp.(b)	2,800	184,828
The PMI Group, Inc.	2,200	95,106
Principal Financial Group, Inc.	24,800	1,169,568
Progressive Corp.	4,900	514,696
Prudential Financial, Inc.	17,500	1,318,450
Radian Group, Inc.	3,100	177,413
St. Paul Travelers Cos.	31,700	1,438,546
StanCorp Financial Group, Inc.	2,200	109,450
WellCare Health Plans, Inc.(a)	1,200	48,516
WellPoint, Inc.(a)	30,234	2,321,971
		21,039,671
Internet Content — 0.1%
BEA Systems, Inc.(a)	16,600	172,142
Lodging — 0.0%
Choice Hotels International, Inc.	1,200	57,036
Machinery & Components — 0.8%
Caterpillar, Inc.	17,800	1,208,620
Deere & Co.	4,400	315,744
Flowserve Corp.(a)	3,300	151,734
Ingersoll-Rand Co. Cl. A	19,700	773,619
Lone Star Technologies, Inc.(a)	1,200	68,280
Parker Hannifin Corp.	1,700	128,809
Roper Industries, Inc.	2,200	88,770
		2,735,576
Manufacturing — 0.6%
American Standard Companies, Inc.	5,200	187,200
Applied Materials, Inc.(b)	74,400	1,417,320

9

Lam Research Corp.(a)	4,600	$213,578
Millipore Corp.(a) (b)	1,000	68,780
Terex Corp.(a)	2,500	176,250
		2,063,128
Medical Supplies — 1.8%
Agilent Technologies, Inc.(a)	31,700	1,074,947
Allergan, Inc.	7,300	849,720
Applera Corp. - Applied Biosystems Group	7,300	206,882
Baxter International, Inc.	20,000	737,000
Becton, Dickinson & Co.	12,700	822,960
Boston Scientific Corp.(a) (b)	9,600	209,952
Guidant Corp.	6,900	507,840
Henry Schein, Inc.(a) (b)	3,000	139,920
Medtronic, Inc.	25,300	1,428,691
Mentor Corp.	2,600	117,000
Mettler-Toledo International, Inc.(a)	300	17,367
Techne Corp.(a)	1,300	73,905
Waters Corp.(a)	2,000	83,900
		6,270,084
Metals & Mining — 1.3%
AK Steel Holding Corp.(a)	8,900	102,439
Alcoa, Inc.	6,700	211,050
Canadian Natural Resources Ltd.	8,600	529,947
Carpenter Technology	1,500	135,840
Commercial Metals Co.	1,500	70,995
Freeport-McMoRan Copper & Gold, Inc. Cl. B	4,100	263,425
NS Group, Inc.(a)	1,400	63,280
Nucor Corp.	14,200	1,196,066
Phelps Dodge Corp.(b)	7,000	1,123,500
Precision Castparts Corp.	4,900	244,755
Quanex Corp.	1,400	86,954
Reliance Steel & Aluminum Co.	2,300	182,850
Steel Dynamics, Inc.(b)	1,700	78,914
United States Steel Corp.	400	23,900
Worthington Industries, Inc.	2,400	49,512
		4,363,427
Pharmaceuticals — 8.9%
Abbott Laboratories	36,600	1,579,290
Abgenix, Inc.(a) (b)	3,800	83,866
Alkermes, Inc.(a) (b)	3,400	82,756
Alpharma, Inc. Cl. A	1,900	63,555
AmerisourceBergen Corp.	5,200	226,928
Amgen, Inc.(a)	48,500	3,535,165
Andrx Corp.(a)	2,200	38,610
Barr Pharmaceuticals(a)	3,600	236,088
Bristol-Myers Squibb Co.	25,800	587,982
Cardinal Health, Inc.	22,100	1,592,084
Eli Lilly & Co.	10,300	583,186

10

Endo Pharmaceuticals Holdings, Inc.(a)	1,700	$48,790
Forest Laboratories, Inc.(a)	18,600	860,808
Genentech, Inc.(a)	5,100	438,192
Genzyme Corp.(a)	1,800	127,692
Gilead Sciences, Inc.(a)	12,800	779,136
Johnson & Johnson	95,100	5,472,054
King Pharmaceuticals, Inc.(a)	10,300	193,125
KOS Pharmaceuticals, Inc.(a)	1,600	70,096
McKesson Corp.	25,300	1,340,900
Medco Health Solutions, Inc.(a)	23,800	1,287,580
Medicis Pharmaceutical Corp. Cl. A(b)	700	21,637
Merck & Co., Inc.	75,100	2,590,950
Pfizer, Inc.	252,600	6,486,768
Sepracor, Inc.(a) (b)	400	22,764
Watson Pharmaceutical, Inc.(a)	4,300	142,287
Wyeth	52,100	2,409,625
		30,901,914
Prepackaged Software — 4.2%
Adobe Systems, Inc.	18,200	722,904
BMC Software, Inc.(a)	8,100	179,010
Brocade Communications Systems, Inc.(a)	19,600	90,160
Check Point Software Technologies Ltd.(a)	5,600	121,184
Citrix Systems, Inc.(a)	4,100	126,444
Computer Associates International, Inc.(b)	30,800	840,840
Compuware Corp.(a)	18,400	151,616
Fair Isaac Corp.	3,300	146,256
Hyperion Solutions Corp.(a)	4,200	144,522
Internet Security Systems, Inc.(a)	3,400	72,488
Intuit, Inc.(a)	4,100	214,553
McAfee, Inc.(a)	5,700	132,183
Microsoft Corp.	278,500	7,839,775
MicroStrategy, Inc. Cl. A(a)	700	67,277
Novell, Inc.(a) (b)	19,300	187,982
Oracle Corp.(a)	147,800	1,857,846
Red Hat, Inc.(a) (b)	6,700	193,965
Symantec Corp.(a)	81,955	1,506,333
Take-Two Interactive Software, Inc.(a) (b)	3,000	47,580
United Online, Inc.	9,000	123,030
		14,765,948
Restaurants — 0.5%
McDonald’s Corp.	26,600	931,266
Yum! Brands, Inc.	14,800	732,156
		1,663,422
Retail — 4.9%
Barnes & Noble, Inc.	3,700	156,954
Bed Bath & Beyond, Inc.(a)	10,800	404,028
Best Buy Co., Inc.	22,200	1,124,652
Circuit City Stores, Inc.(b)	7,000	176,470

11

Costco Wholesale Corp.(b)	6,500	$324,285
Dollar General Corp.	4,900	82,810
Dollar Tree Stores, Inc.(a) (b)	5,500	136,345
Federated Department Stores, Inc.	14,400	959,472
The Home Depot, Inc.	78,800	3,195,340
J.C. Penney Co., Inc.	19,900	1,110,420
Kohl’s Corp.(a)	11,800	523,802
Lowe’s Companies, Inc.(b)	27,500	1,747,625
Men’s Wearhouse, Inc.(a)	2,950	100,802
Office Depot, Inc.(a)	6,500	215,475
OfficeMax, Inc.	800	22,856
Rite Aid Corp.(a)	3,600	12,924
Saks, Inc.(a)	3,500	67,585
Sears Holdings Corp.(a)	1,800	218,592
The Sports Authority, Inc.(a) (b)	1,600	58,752
Staples, Inc.	58,150	1,378,737
Target Corp.	25,800	1,412,550
Tiffany & Co.	600	22,620
TJX Companies, Inc.	18,200	464,646
Walgreen Co.	6,600	285,648
Wal-Mart Stores, Inc.	59,500	2,743,545
Zale Corp.(a)	1,100	26,961
		16,973,896
Retail - Grocery — 0.2%
Albertson’s, Inc.(b)	5,100	128,265
Whole Foods Market, Inc.	9,900	731,313
		859,578
Telephone Utilities — 3.0%
ADTRAN, Inc.	3,900	114,387
AT&T, Inc.	75,607	1,962,002
BellSouth Corp.(b)	54,100	1,556,457
CenturyTel, Inc.	4,300	143,190
Dobson Communications Corp. Cl. A(a)	7,500	55,650
Qwest Communications International, Inc.(a) (b)	87,800	528,556
Sprint Nextel Corp.	131,427	3,008,364
Verizon Communications, Inc.	94,100	2,979,206
		10,347,812
Tobacco — 1.7%
Altria Group, Inc.	64,500	4,665,930
Loews Corp. - Carolina Group	1,700	78,404
Reynolds American, Inc.(b)	10,500	1,061,865
		5,806,199
Toys, Games — 0.0%
Hasbro, Inc.	6,700	142,040
Transportation — 0.9%
Burlington Northern Santa Fe Corp.	16,000	1,281,920
CSX Corp.	1,100	58,883
General Maritime Corp.	1,000	37,540

12

Landstar System, Inc.	1,900	$80,370
Norfolk Southern Corp.	27,100	1,350,664
OMI Corp.(b)	1,700	29,852
Overseas Shipholding Group, Inc.	2,600	134,108
Union Pacific Corp.	700	61,922
United Parcel Service, Inc. Cl. B	2,100	157,311
		3,192,570
Travel — 0.0%
Sabre Holdings Corp. Cl A(b)	6,500	159,250
TOTAL EQUITIES (Cost $323,690,843)		346,530,694
RIGHTS — 0.0%
Computers & Information — 0.0%
Seagate Technology(a) (c)	25,700	0
Electric Utilities — 0.0%
Progress Energy, Inc.	19,900	1,393
TOTAL RIGHTS (Cost $2,687)		1,393
WARRANTS — 0.0%
Financial Services — 0.0%
Dime Bancorp, Inc.(a)	14,200	1,860
TOTAL WARRANTS (Cost $2,698)		1,860
TOTAL LONG TERM INVESTMENTS (Cost $323,696,228)		346,533,947

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 8.2%
Cash Equivalents — 7.6%(e)
Abbey National PLC Eurodollar Time Deposit 4.310%	02/02/2006	$720,163	$720,163
American Beacon Money Market Fund(d)		255,766	255,766
ANZ Banking Group Ltd. 4.453%	03/14/2006	600,136	600,136
Banco Santander Central Hispano SA 4.430%	03/06/2006	480,108	480,108
BancoBilbao Vizcaya Argentaria SA Eurodollar Time Deposit 4.520%	03/27/2006	960,217	960,217
Bank of America Bank Note 4.490%	03/20/2006	630,142	630,142
Bank of America Bank Note 4.520%	03/17/2006	461,776	461,776

13

Bank of Montreal Eurodollar Time Deposit 4.420%	02/17/2006	$600,136	$600,136
Bank of Montreal Eurodollar Time Deposit 4.430%	02/21/2006	300,068	300,068
Bank of Nova Scotia Eurodollar Time Deposit 4.500%	03/27/2006	600,136	600,136
Barclays Eurodollar Time Deposit 4.410%	02/27/2006	300,068	300,068
Barclays Eurodollar Time Deposit 4.470%	03/17/2006	480,108	480,108
Barclays Eurodollar Time Deposit 4.500%	03/24/2006	300,068	300,068
Barclays Eurodollar Time Deposit 4.535%	03/28/2006	360,081	360,081
BGI Institional Money Market Fund(d)		1,562,391	1,562,391
Branch Banker &Trust Eurodollar Time Deposit 4.325%	02/03/2006	600,136	600,136
Calyon Eurodollar Time Deposit 4.335%	02/06/2006	600,136	600,136
Calyon Eurodollar Time Deposit 4.455%	03/02/2006	600,136	600,136
Calyon Eurodollar Time Deposit 4.500%	03/24/2006	600,136	600,136
Canadian Imperial Bank of Commerce Eurodollar Time Deposit 4.300%	02/01/2006	900,203	900,203
Deutsche Bank Eurodollar Time Deposit 4.450%	03/13/2006	600,136	600,136
Deutsche Bank Eurodollar Time Deposit 4.490%	03/23/2006	240,054	240,054
Federal Home Loan Bank Discount Note 4.365%	02/22/2006	250,027	250,027
Fortis Bank Eurodollar Time Deposit 4.420%	02/07/2006	600,136	600,136
Fortis Bank Eurodollar Time Deposit 4.470%	02/15/2006	240,054	240,054
Fortis Bank Eurodollar Time Deposit 4.500%	02/27/2006	360,081	360,081
Freddie Mac Discount Note 4.426%	02/28/2006	309,939	309,939
Goldman Sachs Financial Square Prime Obligations Money Market Fund(d)		420,095	420,095
Merrimac Cash Fund, Premium Class(d)		96,022	96,022
Rabobank Nederland Eurodollar Time Deposit 4.510%	03/01/2006	1,080,244	1,080,244
Rabobank Nederland Eurodollar Time Deposit 4.520%	03/28/2006	480,108	480,108
Royal Bank of Canada Eurodollar Time Deposit 4.480%	03/21/2006	1,200,271	1,200,271

14

Skandinaviska Enskilda Banken AB Eurodollar Time Deposit 4.420%	02/17/2006	$900,203	$900,203
Societe Generale Eurodollar Time Deposit 4.460%	03/01/2006	900,203	900,203
Svenska Handlesbanken Eurodollar Time Deposit 4.470%	02/01/2006	1,906,771	1,906,771
The Bank of the West Eurodollar Time Deposit 4.500%	03/20/2006	840,190	840,190
Toronto Dominion Bank Eurodollar Time Deposit 4.440%	02/14/2006	1,200,271	1,200,271
UBS AG Eurodollar Time Deposit 4.430%	03/10/2006	600,136	600,136
Wachovia Bank NA Eurodollar Time Deposit 4.390%	02/01/2006	600,136	600,136
Wells Fargo Eurodollar Time Deposit 4.300%	02/03/2006	1,200,271	1,200,271
Wells Fargo Eurodollar Time Deposit 4.430%	02/28/2006	240,054	240,054
Wells Fargo Eurodollar Time Deposit 4.500%	02/07/2006	444,100	444,100
			26,621,613
Repurchase Agreements — 0.6%
Investors Bank & Trust Company Repurchase Agreement, dated 01/31/06, 3.02%, due 02/01/06(f)		2,091,178	2,091,178
TOTAL SHORT-TERM INVESTMENTS (At Amortized Cost)			28,712,791
TOTAL INVESTMENTS — 107.6% (Cost $352,409,019)(g)			$375,246,738
Other Assets/(Liabilities) — (7.6%)			(26,550,876)
NET ASSETS — 100.0%			$348,695,862

Notes to Portfolio of Investments

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. (Note 2).
(c)	This security is valued in good faith under procedures established by the board of trustees.
(d)	Amount represents shares owned of the fund.
(e)	Represents investments of security lending collateral. (Note 2).
(f)

Maturity value of $2,091,178. Collateralized by a U.S. Government Agency obligation with a rate of 4.920%, maturity date of 01/15/2028, and an aggregate market value, including accrued interest, of $2,195,737.

(g)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

15

MassMutual Premier Capital Appreciation Fund — Portfolio of Investments

January 31, 2006 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 97.9%
COMMON STOCK — 97.9%
Aerospace & Defense — 3.5%
Empresa Brasileira de Aeronautica SA, ADR (Brazil)(a)	204,650	$8,319,022
General Dynamics Corp.	59,900	6,969,964
Lockheed Martin Corp.	117,510	7,949,551
United Technologies Corp.	144,300	8,422,791
		31,661,328
Apparel, Textiles & Shoes — 0.5%
Urban Outfitters, Inc.(a) (b)	159,700	4,361,407
Automotive & Parts — 0.5%
Toyota Motor Corp.	79,300	4,118,265
Banking, Savings & Loans — 0.5%
Bank of America Corp.	84,230	3,725,493
Northern Trust Corp.	16,100	840,581
		4,566,074
Beverages — 1.0%
PepsiCo, Inc.	153,020	8,749,684
Broadcasting, Publishing & Printing — 1.6%
Comcast Corp. Special, Cl. A(a) (b)	320,830	8,893,408
Time Warner, Inc.	305,900	5,362,427
		14,255,835
Chemicals — 3.1%
Monsanto Co.	179,500	15,187,495
Praxair, Inc.	234,140	12,334,495
		27,521,990
Commercial Services — 4.4%
Apollo Group, Inc. Cl. A(b)	162,000	9,018,540
The Corporate Executive Board Co.	42,900	3,609,606
eBay, Inc.(b)	339,300	14,623,830
Fastenal Co.(a)	63,200	2,411,080
PerkinElmer, Inc.	218,900	4,977,786
Quest Diagnostics	99,600	4,923,228
		39,564,070
Communications — 3.6%
American Tower Corp. Cl. A(a) (b)	222,500	6,884,150
Network Appliance, Inc.(a) (b)	146,300	4,564,560
Nokia Oyj Sponsored ADR (Finland)	280,800	5,161,104
Qualcomm, Inc.	186,600	8,949,336
XM Satellite Radio Holdings, Inc. Cl. A(a) (b)	241,200	6,314,616
		31,873,766

1

Communications Equipment — 1.5%
Ericsson (LM) Cl. B Sponsored ADR (Sweden)(a)	133,200	$4,859,136
Motorola, Inc.	381,990	8,674,993
		13,534,129
Computer Integrated Systems Design — 0.5%
Autodesk, Inc.	118,200	4,797,738
Computer Programming Services — 2.7%
Cognizant Technology Solutions Corp. Cl. A(b)	138,100	7,232,297
SAP AG Sponsored ADR (Germany)(a)	228,350	11,730,339
VeriSign, Inc.(b)	201,200	4,778,500
		23,741,136
Computers & Information — 5.9%
Apple Computer, Inc.(b)	96,400	7,279,164
Cisco Systems, Inc.(b)	1,491,390	27,695,112
Dell, Inc.(b)	343,490	10,067,692
EMC Corp.(b)	554,230	7,426,682
		52,468,650
Cosmetics & Personal Care — 2.3%
The Procter & Gamble Co.	218,650	12,950,639
Reckitt Benckiser PLC	242,920	7,958,203
		20,908,842
Data Processing & Preparation — 2.3%
Affiliated Computer Services, Inc. Cl. A(b)	56,500	3,536,900
Automatic Data Processing, Inc.	271,900	11,947,286
First Data Corp.	120,000	5,412,000
		20,896,186
Diversified Financial — 0.4%
Nomura Holdings, Inc.	201,500	3,929,795
Electrical Equipment & Electronics — 7.0%
Advanced Micro Devices, Inc.(b)	173,400	7,258,524
Broadcom Corp. Cl. A(b)	189,920	12,952,544
General Electric Co.	510,950	16,733,612
Linear Technology Corp.	247,800	9,220,638
Marvell Technology Group Ltd.(b)	61,200	4,187,304
Microchip Technology, Inc.(a)	152,100	5,705,271
Texas Instruments, Inc.	240,850	7,040,046
		63,097,939
Energy — 6.5%
Apache Corp.	67,500	5,098,275
EOG Resources, Inc.	80,700	6,822,378
Halliburton Co.(a)	106,000	8,432,300
Kinder Morgan Management LLC(b)	105,933	4,804,075
Occidental Petroleum Corp.	90,500	8,842,755
Schlumberger Ltd.(a)	106,350	13,554,308
Transocean, Inc.(b)	126,300	10,249,245
		57,803,336

2

Entertainment & Leisure — 0.2%
The Walt Disney Co.	70,320	$1,779,799
Financial Services — 5.1%
American Express Co.	84,970	4,456,677
Chicago Mercantile Exchange Holdings, Inc.(a)	19,800	8,380,350
Citigroup, Inc.	101,140	4,711,101
Franklin Resources, Inc.	54,100	5,328,850
The Goldman Sachs Group, Inc.	76,940	10,867,775
Legg Mason, Inc.	50,600	6,562,820
Lehman Brothers Holdings, Inc.	24,400	3,426,980
Price (T. Rowe) Group, Inc.	26,000	1,987,180
		45,721,733
Food Retailers — 0.6%
Starbucks Corp.(b)	168,400	5,338,280
Foods — 2.6%
Cadbury Schweppes PLC	777,670	7,616,820
Nestle SA	36,035	10,531,164
Sysco Corp.	175,700	5,390,476
		23,538,460
Healthcare — 1.6%
Caremark Rx, Inc.(b)	84,100	4,146,130
UnitedHealth Group, Inc.	174,800	10,386,616
		14,532,746
Home Construction, Furnishings & Appliances — 0.7%
Toll Brothers, Inc.(a) (b)	172,600	5,868,400
Household Products — 0.8%
Corning, Inc.(b)	285,400	6,949,490
Industrial - Diversified — 0.9%
Danaher Corp.	143,600	8,133,504
Information Retrieval Services — 3.4%
ChoicePoint, Inc.(b)	52,600	2,162,912
Google, Inc. Cl. A(b)	34,100	14,773,825
Yahoo!, Inc.(b)	401,220	13,777,895
		30,714,632
Insurance — 3.6%
Aetna, Inc.	26,900	2,603,920
American International Group, Inc.	233,610	15,292,111
The Hartford Financial Services Group, Inc.	65,400	5,377,842
Prudential Financial, Inc.	114,720	8,643,005
		31,916,878
Machinery & Components — 1.3%
Smith International, Inc.	261,900	11,785,500
Medical Supplies — 3.7%
Fisher Scientific International, Inc.(b)	98,000	6,553,260
Medtronic, Inc.	327,010	18,466,255

3

Patterson Cos, Inc.(b)	65,700	$2,268,621
Varian Medical Systems, Inc.(a) (b)	95,660	5,759,689
		33,047,825
Pharmaceuticals — 10.4%
Amgen, Inc.(b)	205,940	15,010,967
Eli Lilly & Co.	103,900	5,882,818
Genentech, Inc.(b)	76,860	6,603,811
Genzyme Corp.(b)	112,300	7,966,562
Gilead Sciences, Inc.(b)	59,800	3,640,026
Medco Health Solutions, Inc.(b)	77,800	4,208,980
MedImmune, Inc.(b)	158,700	5,414,844
Novartis AG(a)	244,121	13,407,216
PDL BioPharma, Inc.(b)	117,700	3,430,955
Roche Holding AG	66,537	10,473,823
Sanofi-Aventis (France)	76,710	7,002,047
Sanofi-Aventis (Germany)	2,670	244,379
Teva Pharmaceutical Sponsored ADR (Israel)(a)	237,970	10,144,661
		93,431,089
Prepackaged Software — 4.3%
Adobe Systems, Inc.	258,960	10,285,891
McAfee, Inc.(b)	116,500	2,701,635
Microsoft Corp.	899,890	25,331,904
		38,319,430
Retail — 7.4%
Best Buy Co., Inc.	157,120	7,959,699
Costco Wholesale Corp.(a)	75,370	3,760,209
CVS Corp.	304,000	8,439,040
J.C. Penney Co., Inc.	87,080	4,859,064
Kohl’s Corp.(a) (b)	129,600	5,752,944
Lowe’s Companies, Inc.	157,620	10,016,751
Michaels Stores, Inc.	168,300	5,659,929
Staples, Inc.	376,100	8,917,331
Target Corp.	80,900	4,429,275
Wal-Mart Stores, Inc.	144,550	6,665,201
		66,459,443
Telephone Utilities — 1.6%
Amdocs Ltd.(b)	171,500	5,522,300
Sprint Nextel Corp.	393,820	9,014,540
		14,536,840
Transportation — 1.9%
Carnival Corp.	241,550	12,502,628
Expeditors International of Washington, Inc.	60,210	4,427,843
		16,930,471
TOTAL EQUITIES (Cost $789,334,096)		876,854,690

4

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 11.0%
Cash Equivalents — 9.1%(d)
Abbey National PLC Eurodollar Time Deposit 4.310%	02/02/2006	$2,199,306	$2,199,306
American Beacon Money Market Fund(c)		781,083	781,083
ANZ Banking Group Ltd. 4.453%	03/14/2006	1,832,752	1,832,752
Banco Santander Central Hispano SA 4.430%	03/06/2006	1,466,202	1,466,202
BancoBilbao Vizcaya Argentaria SA Eurodollar Time Deposit 4.520%	03/27/2006	2,932,404	2,932,404
Bank of America Bank Note 4.490%	03/20/2006	1,924,390	1,924,390
Bank of America Bank Note 4.520%	03/17/2006	1,410,216	1,410,216
Bank of Montreal Eurodollar Time Deposit
4.420%	02/17/2006	1,832,752	1,832,752
Bank of Montreal Eurodollar Time Deposit 4.430%	02/21/2006	916,376	916,376
Bank of Nova Scotia Eurodollar Time Deposit 4.500%	03/27/2006	1,832,752	1,832,752
Barclays Eurodollar Time Deposit 4.410%	02/27/2006	916,376	916,376
Barclays Eurodollar Time Deposit 4.470%	03/17/2006	1,466,202	1,466,202
Barclays Eurodollar Time Deposit 4.500%	03/24/2006	916,376	916,376
Barclays Eurodollar Time Deposit 4.535%	03/28/2006	1,099,651	1,099,651
BGI Institional Money Market Fund(c)		4,771,381	4,771,381
Branch Banker &Trust Eurodollar Time Deposit 4.325%	02/03/2006	1,832,752	1,832,752
Calyon Eurodollar Time Deposit 4.335%	02/06/2006	1,832,752	1,832,752
Calyon Eurodollar Time Deposit 4.455%	03/02/2006	1,832,752	1,832,752
Calyon Eurodollar Time Deposit 4.500%	03/24/2006	1,832,752	1,832,752
Canadian Imperial Bank of Commerce Eurodollar Time Deposit 4.300%	02/01/2006	2,749,128	2,749,128
Deutsche Bank Eurodollar Time Deposit 4.450%	03/13/2006	1,832,752	1,832,752
Deutsche Bank Eurodollar Time Deposit 4.490%	03/23/2006	733,101	733,101
Federal Home Loan Bank Discount Note 4.365%	02/22/2006	763,555	763,555

5

Fortis Bank Eurodollar Time Deposit 4.420%	02/07/2006	$1,832,752	$1,832,752
Fortis Bank Eurodollar Time Deposit 4.470%	02/15/2006	733,101	733,101
Fortis Bank Eurodollar Time Deposit 4.500%	02/27/2006	1,099,651	1,099,651
Freddie Mac Discount Note 4.426%	02/28/2006	946,520	946,520
Goldman Sachs Financial Square Prime Obligations Money Market Fund(c)		1,282,927	1,282,927
Merrimac Cash Fund, Premium Class(c)		293,240	293,240
Rabobank Nederland Eurodollar Time Deposit 4.510%	03/01/2006	3,298,954	3,298,954
Rabobank Nederland Eurodollar Time Deposit 4.520%	03/28/2006	1,466,202	1,466,202
Royal Bank of Canada Eurodollar Time Deposit 4.480%	03/21/2006	3,665,505	3,665,505
Skandinaviska Enskilda Banken AB Eurodollar Time Deposit 4.420%	02/17/2006	2,749,128	2,749,128
Societe Generale Eurodollar Time Deposit 4.460%	03/01/2006	2,749,128	2,749,128
Svenska Handlesbanken Eurodollar Time Deposit 4.470%	02/01/2006	5,823,083	5,823,083
The Bank of the West Eurodollar Time Deposit 4.500%	03/20/2006	2,565,853	2,565,853
Toronto Dominion Bank Eurodollar Time Deposit 4.440%	02/14/2006	3,665,505	3,665,505
UBS AG Eurodollar Time Deposit 4.430%	03/10/2006	1,832,752	1,832,752
Wachovia Bank NA Eurodollar Time Deposit 4.390%	02/01/2006	1,832,752	1,832,752
Wells Fargo Eurodollar Time Deposit 4.300%	02/03/2006	3,665,505	3,665,505
Wells Fargo Eurodollar Time Deposit 4.430%	02/28/2006	733,101	733,101
Wells Fargo Eurodollar Time Deposit 4.500%	02/07/2006	1,356,237	1,356,237
			81,299,659

6

Repurchase Agreements — 1.9%
Investors Bank & Trust Company Repurchase Agreement, dated 01/31/06, 3.02%, due 2/01/2006(e)	$16,987,787	$16,987,787
TOTAL SHORT-TERM INVESTMENTS (At Amortized Cost)		98,287,446
TOTAL INVESTMENTS — 108.9% (Cost $887,621,542)(f)		$975,142,136
Other Assets/(Liabilities) — (8.9%)		(79,800,916)
NET ASSETS — 100.0%		$895,341,220

Notes to Portfolio of Investments

ADR - American Depository Receipt

(a)	Denotes all or a portion of security on loan. (Note 2).
(b)	Non-income producing security.
(c)	Amount represents shares owned of the fund.
(d)	Represents investments of security lending collateral. (Note 2).
(e)	Maturity value of $16,989,212. Collateralized by a U.S. Government Agency obligation with a rate of 5.178%, maturity date of 01/01/2036, and a market value, including accrued interest, of $17,837,176.
(f)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

7

MassMutual Premier Core Growth Fund — Portfolio of Investments

January 31, 2006 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 98.2%
COMMON STOCK — 98.2%
Aerospace & Defense — 0.8%
General Dynamics Corp.	5,800	$674,888
Apparel, Textiles & Shoes — 3.7%
Chico’s FAS, Inc.(a)	20,900	910,404
Nike, Inc. Cl. B	11,600	939,020
Polo Ralph Lauren Corp.	18,700	1,059,168
Urban Outfitters, Inc.(a)	16,700	456,077
		3,364,669
Automotive & Parts — 2.1%
Autoliv, Inc.	21,600	1,058,184
Oshkosh Truck Corp.	16,900	833,339
		1,891,523
Beverages — 1.6%
PepsiCo, Inc.	24,700	1,412,346
Broadcasting, Publishing & Printing — 1.7%
Comcast Corp. Cl. A(a)	39,100	1,087,762
Univision Communications, Inc. Cl. A(a)	14,600	464,864
		1,552,626
Chemicals — 1.8%
Monsanto Co.	18,800	1,590,668
Commercial Services — 2.6%
eBay, Inc.(a)	41,000	1,767,100
Gen-Probe, Inc.(a)	11,800	595,074
		2,362,174
Communications — 2.1%
Network Appliance, Inc.(a)	20,500	639,600
Qualcomm, Inc.	26,200	1,256,552
		1,896,152
Communications Equipment — 1.5%
Motorola, Inc.	58,900	1,337,619
Computer Integrated Systems Design — 1.8%
Autodesk, Inc.	22,500	913,275
F5 Networks, Inc.(a)	11,500	744,050
		1,657,325

1

Computer Programming Services — 3.3%
Cognizant Technology Solutions Corp. Cl. A(a)	18,800	$984,556
SAP AG Sponsored ADR (Germany)	25,100	1,289,387
VeriSign, Inc.(a)	30,000	712,500
		2,986,443
Computers & Information — 8.8%
Apple Computer, Inc.(a)	29,400	2,219,994
Cisco Systems, Inc.(a)	153,400	2,848,638
EMC Corp.(a)	215,200	2,883,680
		7,952,312
Cosmetics & Personal Care — 2.5%
Colgate-Palmolive Co.	19,600	1,075,844
The Procter & Gamble Co.	19,800	1,172,754
		2,248,598
Electrical Equipment & Electronics — 4.7%
Broadcom Corp. Cl. A(a)	30,700	2,093,740
International Rectifier Corp.(a)	15,700	571,009
Maxim Integrated Products, Inc.	23,200	952,128
Rockwell Automation, Inc.	10,000	660,700
		4,277,577
Energy — 8.2%
Amerada Hess Corp.	6,000	928,800
Apache Corp.	12,600	951,678
EOG Resources, Inc.	5,500	464,970
National Oilwell Varco, Inc.(a)	15,000	1,141,050
Schlumberger Ltd.	12,500	1,593,125
Transocean, Inc.(a)	17,300	1,403,895
XTO Energy, Inc.	18,700	917,796
		7,401,314
Financial Services — 2.6%
The Goldman Sachs Group, Inc.	7,000	988,750
Legg Mason, Inc.	10,200	1,322,940
		2,311,690
Food Retailers — 1.3%
Starbucks Corp.(a)	38,100	1,207,770
Home Construction, Furnishings & Appliances — 0.9%
Harman International Industries, Inc.	7,300	803,000
Household Products — 2.7%
Corning, Inc.(a)	101,700	2,476,395
Information Retrieval Services — 4.7%
Google, Inc. Cl. A(a)	6,500	2,816,125
Yahoo!, Inc.(a)	42,600	1,462,884
		4,279,009

2

Insurance — 5.0%
AFLAC, Inc.	18,200	$854,490
American International Group, Inc.	42,600	2,788,596
Marsh & McLennan Companies, Inc.	28,900	878,271
		4,521,357
Manufacturing — 0.9%
Applied Materials, Inc.	44,600	849,630
Medical Supplies — 5.2%
Bard (C.R.), Inc.	8,300	526,386
Medtronic, Inc.	25,600	1,445,632
Varian Medical Systems, Inc.(a)	45,400	2,733,534
		4,705,552
Pharmaceuticals — 9.4%
Alcon, Inc.	6,900	882,648
Amgen, Inc.(a)	16,500	1,202,685
Genentech, Inc.(a)	22,200	1,907,424
Genzyme Corp.(a)	15,200	1,078,288
Gilead Sciences, Inc.(a)	14,000	852,180
MedImmune, Inc.(a)	18,700	638,044
Novartis AG ADR (Switzerland)	27,100	1,494,836
PDL BioPharma, Inc.(a)	15,700	457,655
		8,513,760
Prepackaged Software — 7.1%
Adobe Systems, Inc.	29,700	1,179,684
McAfee, Inc.(a)	11,900	275,961
Microsoft Corp.	155,100	4,366,065
NAVTEQ Corp.(a)	13,900	624,249
		6,445,959
Retail — 6.9%
Kohl’s Corp.(a)	17,700	785,703
Staples, Inc.	97,600	2,314,096
Target Corp.	26,000	1,423,500
Wal-Mart Stores, Inc.	17,400	802,314
Williams-Sonoma, Inc.(a)	22,000	875,160
		6,200,773
Telephone Utilities — 2.4%
Amdocs Ltd.(a)	15,300	492,660
NeuStar, Inc. Cl. A(a)	25,100	728,151
Sprint Nextel Corp.	40,000	915,600
		2,136,411
Transportation — 1.9%
Carnival Corp.	16,800	869,568
UTI Worldwide, Inc.	8,300	869,259
		1,738,827
TOTAL EQUITIES (Cost $85,119,892)		88,796,367

3

	Principal
	Amount	Market Value
OPTIONS — 0.3%
Apple Computer Inc. Put, Expires 4/19/2006, strike 75	$221	$130,390
Broadcom Corp. Cl. A Put, Expires 5/22/2006, Strike 65	58	22,620
Corning Inc. Put, Expires 5/22/2006, Strike 20	965	28,950
Genentech, Inc. Put, Expires 3/17/2006, strike 95	155	145,700
Varian Medical Systems, Inc. Put, Expires 5/19/2006, strike 50	67	7,370
TOTAL OPTIONS (Cost $375,054)		335,030
TOTAL LONG TERM INVESTMENTS (Cost $85,494,946)		89,131,397
SHORT-TERM INVESTMENTS — 2.0%
Repurchase Agreements — 2.0%
Investors Bank & Trust Company Repurchase Agreement, dated 01/31/06, 3.02%, due 02/01/06(b)	1,789,856	1,789,856
TOTAL SHORT-TERM INVESTMENTS (At Amortized Cost)		1,789,856
TOTAL INVESTMENTS — 100.5% (Cost $87,284,802)(c)		$90,921,253
Other Assets/(Liabilities) — (0.5%)		(474,808)
NET ASSETS — 100.0%		$90,446,445

Notes to Portfolio of Investments

ADR - American Depository Receipt

(a)	Non-income producing security.
(b)

Maturity value of $1,790,006. Collateralized by U.S. Government Agency obligation with a rate of 8.125%, maturity date of 6/25/2016, and an aggregate market value, including accrued interest, of $1,879,349.

(c)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

4

MassMutual Premier Enhanced Index Growth Fund — Portfolio of Investments

January 31, 2006 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 99.8%
COMMON STOCK — 99.8%
Advertising — 0.4%
Getty Images, Inc.(a) (b)	200	$16,330
Harte-Hanks, Inc.	200	5,676
Lamar Advertising Co.(a)	300	13,776
Monster Worldwide, Inc.(a) (b)	600	25,596
Omnicom Group, Inc.(b)	900	73,611
		134,989
Aerospace & Defense — 3.9%
Alliant Techsystems, Inc.(a)	1,100	85,250
Boeing Co.	7,500	512,325
Goodrich Corp.	400	15,748
Lockheed Martin Corp.	5,300	358,545
Raytheon Co.	1,000	40,970
Rockwell Collins, Inc.	1,500	70,380
United Technologies Corp.	5,800	338,546
		1,421,764
Air Transportation — 0.2%
AMR Corp.(a) (b)	2,000	45,400
Southwest Airlines Co.	2,100	34,566
		79,966
Apparel, Textiles & Shoes — 2.0%
Abercrombie & Fitch Co. Cl. A	600	39,834
American Eagle Outfitters, Inc.	900	24,282
AnnTaylor Stores Corp.(a)	1,300	43,316
Chico’s FAS, Inc.(a)	1,400	60,984
Claire’s Stores, Inc.	3,400	107,644
Coach, Inc.(a)	1,200	43,140
Columbia Sportswear Co.(a) (b)	1,900	98,135
Nike, Inc. Cl. B	1,100	89,045
Nordstrom, Inc.	2,700	112,644
Polo Ralph Lauren Corp.	100	5,664
Reebok International Ltd.(b)	800	47,192
Ross Stores, Inc.	1,800	51,300
Timberland Co. Cl. A(a)	300	10,488
		733,668
Automotive & Parts — 0.6%
Autoliv, Inc.	100	4,899
BorgWarner, Inc.	100	5,513
Copart, Inc.(a)	300	7,557
The Goodyear Tire & Rubber Co.(a) (b)	4,200	65,688

1

Harley-Davidson, Inc.	1,900	$101,707
Navistar International Corp.(a)	300	8,160
Oshkosh Truck Corp.	400	19,724
		213,248
Banking, Savings & Loans — 1.5%
Bank of Hawaii Corp.	700	36,547
Capital One Financial Corp.	600	49,980
Fifth Third Bancorp(b)	200	7,514
Golden West Financial Corp.	500	35,310
Hudson City Bancorp, Inc.	1,600	19,872
Investors Financial Services Corp.	300	14,082
Mellon Financial Corp.	200	7,054
Nelnet, Inc. Cl. A(a) (b)	100	4,110
Northern Trust Corp.	600	31,326
SLM Corp.	1,800	100,728
State Street Corp.	600	36,276
Student Loan Corp.	100	21,900
Synovus Financial Corp.	1,500	41,505
TCF Financial Corp.	600	14,994
Wells Fargo & Co.	900	56,124
Westcorp	1,200	83,028
		560,350
Beverages — 2.5%
Anheuser-Busch Companies, Inc.	600	24,864
Brown-Forman Corp. Cl. B	300	21,276
The Coca-Cola Co.	7,500	310,350
Constellation Brands, Inc. Cl. A(a)	400	10,676
The Pepsi Bottling Group, Inc.	200	5,800
PepsiCo, Inc.	9,700	554,646
		927,612
Broadcasting, Publishing & Printing — 1.4%
CBS Corp. Cl. B(a)	1,100	28,743
Clear Channel Communications, Inc.	1,400	40,978
Comcast Corp. Cl. A(a)	600	16,692
Dow Jones & Co., Inc.	200	7,602
John Wiley & Sons, Inc. Cl. A	3,200	121,280
Liberty Global, Inc. Cl. A(a)	80	1,712
The McGraw-Hill Companies, Inc.	2,200	112,288
Meredith Corp.	400	21,904
RH Donnelley Corp.(a) (b)	1,569	102,963
The Scripps (E.W.) Co. Cl. A(b)	100	4,834
Time Warner, Inc.	2,200	38,566
Univision Communications, Inc. Cl. A(a)	900	28,656
Westwood One, Inc.	300	4,497
		530,715

2

Building Materials & Construction — 0.2%
Kinetic Concepts, Inc.(a)	300	$10,857
Martin Marietta Materials, Inc.	200	16,956
Masco Corp.	1,200	35,580
		63,393
Chemicals — 1.5%
Church & Dwight, Inc.	250	9,200
Dow Chemical Co.	4,400	186,120
International Flavors & Fragrances, Inc.	500	16,480
Monsanto Co.	1,600	135,376
Praxair, Inc.	1,400	73,752
Rohm & Haas Co.	700	35,630
The Scotts Miracle-Gro Co.	2,000	99,000
		555,558
Commercial Services — 3.1%
ACCO Brands Corp.(a)	200	4,940
Akamai Technologies, Inc.(a) (b)	600	13,098
Apollo Group, Inc. Cl. A(a)	100	5,567
ARAMARK Corp. Cl. B	400	10,660
Block (H&R), Inc.	100	2,446
Certegy, Inc.	300	13,035
The Corporate Executive Board Co.	200	16,828
Dun & Bradstreet Corp.(a)	900	65,052
eBay, Inc.(a)	8,500	366,350
Ecolab, Inc.	100	3,581
Education Management Corp.(a)	3,600	110,232
Equifax, Inc.	1,200	45,984
Fluor Corp.	1,300	114,335
Global Payments, Inc.	1,400	71,302
Hewitt Associates, Inc. Cl. A(a) (b)	200	5,340
Iron Mountain, Inc.(a)	400	16,672
ITT Educational Services, Inc.(a)	300	17,490
Jacobs Engineering Group, Inc.(a)	300	25,011
Moody’s Corp.	1,400	88,648
Paychex, Inc.	100	3,635
PerkinElmer, Inc.	1,500	34,110
Pharmaceutical Product Development, Inc.	200	13,836
Quest Diagnostics	700	34,601
Rent-A-Center, Inc.(a)	300	6,150
Ryder System, Inc.(b)	200	8,940
Servicemaster Co.	100	1,294
Waste Management, Inc.	800	25,264
Weight Watchers International, Inc.(a)	400	18,816
		1,143,217
Communications — 1.6%
American Tower Corp. Cl. A(a) (b)	1,515	46,874
Avaya, Inc.(a)	1,700	17,935
Crown Castle International Corp.(a)	800	25,304

3

EchoStar Communications Corp. Cl. A(a)	100	$2,760
Harris Corp.	700	32,501
L-3 Communications Holdings, Inc.	400	32,408
Network Appliance, Inc.(a)	1,300	40,560
PanAmSat Holding Corp.	2,700	66,771
Qualcomm, Inc.	4,700	225,412
Scientific-Atlanta, Inc.	1,200	51,312
Sirius Satellite Radio, Inc.(a) (b)	10,700	60,669
		602,506
Communications Equipment — 1.1%
Motorola, Inc.	18,000	408,780
Computer Integrated Systems Design — 0.6%
Autodesk, Inc.	2,100	85,239
Cadence Design Systems, Inc.(a) (b)	1,700	30,022
National Instruments Corp.	300	9,927
Reynolds & Reynolds, Inc. Cl. A	1,800	51,120
Synopsys, Inc.(a)	2,000	44,220
Teradyne, Inc.(a)	700	12,194
		232,722
Computer Programming Services — 0.1%
Ceridian Corp.(a)	1,300	32,084
Computer Related Services — 0.1%
Checkfree Corp.(a)	400	20,728
Ingram Micro, Inc. Cl. A(a)	400	7,740
		28,468
Computers & Information — 7.4%
Apple Computer, Inc.(a)	6,200	468,162
Cisco Systems, Inc.(a)	37,000	687,090
Dell, Inc.(a)	6,700	196,377
Diebold, Inc.(b)	300	11,733
EMC Corp.(a)	13,100	175,540
International Business Machines Corp.	10,100	821,130
International Game Technology	1,600	57,248
Jabil Circuit, Inc.(a)	1,900	76,760
Lexmark International, Inc.(a)	600	29,142
Sandisk Corp.(a)	1,200	80,832
Solectron Corp.(a)	2,500	9,550
Tech Data Corp.(a)	1,100	45,353
Western Digital Corp.(a)	2,800	61,208
		2,720,125
Computers & Office Equipment — 0.0%
Pitney Bowes, Inc.	400	17,096
Containers — 0.1%
Crown Holdings, Inc.(a)	800	14,968
Sealed Air Corp.(a) (b)	500	27,635
		42,603

4

Cosmetics & Personal Care — 3.4%
Colgate-Palmolive Co.	600	$32,934
Kimberly-Clark Corp.	1,400	79,968
The Procter & Gamble Co.	19,257	1,140,592
		1,253,494
Data Processing & Preparation — 1.3%
Affiliated Computer Services, Inc. Cl. A(a) (b)	500	31,300
Alliance Data Systems Corp.(a) (b)	300	12,675
Automatic Data Processing, Inc.	3,300	145,002
First Data Corp.	4,300	193,930
Fiserv, Inc.(a) (b)	1,150	50,577
IMS Health, Inc.(b)	1,100	27,060
NCR Corp.(a)	300	11,145
The BISYS Group, Inc.(a)	300	4,347
		476,036
Education — 0.1%
Career Education Corp.(a) (b)	600	19,494
Electric Utilities — 0.7%
AES Corp.(a)	2,600	44,304
TXU Corp.	3,900	197,496
		241,800
Electrical Equipment & Electronics — 10.4%
Advanced Micro Devices, Inc.(a)	2,300	96,278
Altera Corp.(a)	1,200	23,172
Ametek, Inc.	400	16,456
Amphenol Corp. Cl. A	500	25,415
Analog Devices, Inc.	2,200	87,494
Avnet, Inc.(a)	3,100	75,795
AVX Corp.	2,800	46,536
Broadcom Corp. Cl. A(a)	2,300	156,860
Emerson Electric Co.	2,000	154,900
Energizer Holdings, Inc.(a)	100	5,411
Freescale Semiconductor, Inc. Cl. B(a)	2,700	68,175
General Electric Co.	39,100	1,280,525
Intel Corp.	35,400	752,958
Intersil Corp. Cl. A	900	26,154
Johnson Controls, Inc.	200	13,848
KLA-Tencor Corp.	1,100	57,178
Linear Technology Corp.	1,700	63,257
LSI Logic Corp.(a) (b)	900	8,235
MEMC Electronic Materials, Inc.(a)	1,200	34,296
Microchip Technology, Inc.	2,700	101,277
Micron Technology, Inc.(a)	900	13,212
Molex, Inc.	200	6,050
National Semiconductor Corp.	4,000	112,840
Novellus Systems, Inc.(a)	1,000	28,350
Nvidia Corp.(a) (b)	1,600	71,936
QLogic Corp.(a)	400	15,868

5

Rockwell Automation, Inc.	1,000	$66,070
Sanmina-SCI Corp.(a)	7,600	31,996
Texas Instruments, Inc.	13,100	382,913
Thomas & Betts Corp.(a)	200	8,930
		3,832,385
Energy — 3.2%
BJ Services Co.	2,200	89,078
Chesapeake Energy Corp.	700	24,528
Diamond Offshore Drilling, Inc.	200	16,974
ENSCO International, Inc.	600	30,672
EOG Resources, Inc.	1,000	84,540
Equitable Resources, Inc.	400	14,760
Helmerich & Payne, Inc.	1,400	109,704
Kinder Morgan, Inc.	500	48,125
Murphy Oil Corp.	700	39,900
National Oilwell Varco, Inc.(a)	100	7,607
Newfield Exploration Co.(a)	500	26,200
Noble Energy, Inc.	1,700	78,676
Patterson-UTI Energy, Inc.	1,000	37,620
Peabody Energy Corp.	600	59,706
Pioneer Natural Resources Co.	700	37,170
Questar Corp.	200	16,296
Quicksilver Resources, Inc.(a) (b)	200	10,054
Range Resources Corp.	750	22,402
Rowan Companies, Inc.	300	13,449
Southwestern Energy Co.(a)	1,100	47,454
Sunoco, Inc.	1,100	104,720
Tesoro Corp.	900	65,223
Tidewater, Inc.	600	35,052
Unit Corp.(a)	200	11,940
Western Gas Resources, Inc.	200	9,500
The Williams Companies, Inc.	1,200	28,608
XTO Energy, Inc.	2,300	112,884
		1,182,842
Entertainment & Leisure — 0.6%
Brunswick Corp.	400	15,036
DreamWorks Animation SKG, Inc. Cl. A(a)	200	5,360
GTECH Holdings Corp.	1,000	33,420
Harrah’s Entertainment, Inc.	800	58,880
Live Nation, Inc.(a)	175	3,106
SCP Pool Corp.	200	7,976
The Walt Disney Co.	3,900	98,709
		222,487
Financial Services — 2.9%
Affiliated Managers Group, Inc.(a) (b)	300	27,840
American Express Co.	3,800	199,310
AmeriCredit Corp.(a)	2,100	60,396
Ameriprise Financial, Inc.	1,600	65,104

6

BlackRock, Inc. Cl. A	100	$13,280
Countrywide Financial Corp.	700	23,408
East West Bancorp, Inc.	200	7,382
Eaton Vance Corp.	600	17,292
Federal Realty Investment Trust REIT	100	6,682
Federated Investors, Inc. Cl. B	300	11,583
Franklin Resources, Inc.	900	88,650
General Growth Properties, Inc. REIT	400	20,640
The Goldman Sachs Group, Inc.	600	84,750
IndyMac Bancorp, Inc.(b)	2,100	85,806
Legg Mason, Inc.	300	38,910
Morgan Stanley	1,200	73,740
New Century Financial Corp. REIT	200	7,846
Nuveen Investments, Inc. Cl. A(b)	300	13,611
Price (T. Rowe) Group, Inc.	700	53,501
Public Storage, Inc.(b)	700	50,799
The Charles Schwab Corp.	5,200	76,908
SL Green Realty Corp.	100	8,404
TD Ameritrade Holding Corp.	400	8,096
United Dominion Realty Trust, Inc.	300	7,623
Ventas, Inc.	800	24,480
		1,076,041
Food Retailers — 0.1%
Starbucks Corp.(a)	600	19,020
Foods — 0.8%
Campbell Soup Co.	700	20,951
General Mills, Inc.	2,400	116,664
Heinz (H. J.) Co.	1,100	37,334
The Hershey Co.	100	5,120
Kellogg Co.	700	30,030
McCormick & Co., Inc.	500	15,105
Panera Bread Co. Cl. A(a) (b)	300	20,430
Sara Lee Corp.	1,600	29,248
Sysco Corp.	800	24,544
Wrigley (Wm.) Jr. Co.	100	6,396
		305,822
Healthcare — 3.4%
Caremark Rx, Inc.(a)	2,200	108,460
Community Health Systems, Inc.(a)	500	18,195
Coventry Health Care, Inc.(a)	925	55,102
DaVita, Inc.(a)	700	38,325
Express Scripts, Inc.(a)	1,800	164,322
HCA, Inc.	4,200	206,136
Health Management Associates, Inc. Cl. A	900	18,918
Health Net, Inc.(a)	400	19,748
Humana, Inc.(a)	800	44,616
Idexx Laboratories, Inc.(a)	100	7,682
Laboratory Corp. of America Holdings(a) (b)	700	41,055
LifePoint Hospitals, Inc.(a)	200	6,170

7

Lincare Holdings, Inc.(a)	600	$25,356
Manor Care, Inc.	500	19,550
Sierra Health Services, Inc.(a)	200	7,924
UnitedHealth Group, Inc.	7,430	441,491
Universal Health Services, Inc. Cl. B	200	9,502
VCA Antech, Inc.(a)	400	11,068
		1,243,620
Heavy Machinery — 0.1%
Donaldson Co., Inc.	400	13,820
Dresser-Rand Group, Inc.(a)	200	5,386
Toro Co.	300	13,263
		32,469
Home Construction, Furnishings & Appliances — 0.6%
Beazer Homes USA, Inc.(b)	200	14,568
Centex Corp.	300	21,417
D.R. Horton, Inc.	833	31,088
HNI Corp.	400	23,080
KB Home	400	30,480
Lennar Corp. Cl. A	500	31,280
MDC Holdings, Inc.	130	8,248
Miller (Herman), Inc.	700	21,210
The Ryland Group, Inc.	200	14,472
Toll Brothers, Inc.(a) (b)	700	23,800
		219,643
Household Products — 1.2%
Black & Decker Corp.	300	25,890
Corning, Inc.(a)	8,800	214,280
Fortune Brands, Inc.	200	14,992
Newell Rubbermaid, Inc.	4,900	115,836
Sherwin-Williams Co.	600	31,740
The Stanley Works	400	19,616
		422,354
Industrial - Distribution — 0.0%
Grainger (W.W.), Inc.	100	7,093
Industrial - Diversified — 1.7%
3M Co.	4,300	312,825
Danaher Corp.	2,200	124,608
Eaton Corp.	200	13,240
Illinois Tool Works, Inc.	1,300	109,577
ITT Industries, Inc.	500	51,250
Textron, Inc.	100	8,446
		619,946
Information Retrieval Services — 1.2%
ChoicePoint, Inc.(a)	300	12,336
Google, Inc. Cl. A(a)	900	389,925

8

Interactive Data Corp.	100	$2,254
Yahoo!, Inc.(a)	600	20,604
		425,119
Insurance — 2.7%
Aetna, Inc.	1,300	125,840
AFLAC, Inc.	1,900	89,205
Ambac Financial Group, Inc.	100	7,681
American International Group, Inc.	3,700	242,202
Berkley (W.R.) Corp.	2,000	98,800
Brown & Brown, Inc.	200	5,746
Erie Indemnity Co. Cl. A	100	5,300
Gallagher (Arthur J.) & Co.	900	26,244
HCC Insurance Holdings, Inc.	350	10,871
MBIA, Inc.	700	43,092
Philadelphia Consolidated Holding Corp.(a) (b)	400	38,860
Progressive Corp.	900	94,536
Prudential Financial, Inc.	900	67,806
Unitrin, Inc.	200	8,842
WellPoint, Inc.(a)	1,779	136,627
		1,001,652
Internet Content — 0.0%
BEA Systems, Inc.(a)	200	2,074
Lodging — 0.5%
Boyd Gaming Corp.	300	13,560
Choice Hotels International, Inc.	1,100	52,283
Hilton Hotels Corp.(b)	100	2,493
Marriott International, Inc. Cl. A	100	6,664
MGM Mirage(a) (b)	1,000	37,060
Starwood Hotels & Resorts Worldwide, Inc.	1,000	60,810
Station Casinos, Inc.	300	20,055
		192,925
Machinery & Components — 1.8%
Baker Hughes, Inc.	400	30,976
Caterpillar, Inc.	3,800	258,020
Cooper Cameron Corp.(a)	1,600	77,424
Cummins, Inc.(b)	800	77,840
Dover Corp.	700	32,151
FMC Technologies, Inc.(a)	200	10,364
Grant Prideco, Inc.(a)	700	35,063
IDEX Corp.	200	9,200
Joy Global, Inc.	750	40,530
Pall Corp.	100	2,880
Parker Hannifin Corp.	700	53,039
Roper Industries, Inc.	400	16,140
		643,627
Manufacturing — 1.0%
American Standard Companies, Inc.	1,700	61,200
Applied Materials, Inc.	9,300	177,165

9

Avery Dennison Corp.	400	$23,896
Lam Research Corp.(a)	1,600	74,288
Millipore Corp.(a) (b)	400	27,512
		364,061
Medical Supplies — 3.9%
Agilent Technologies, Inc.(a)	3,700	125,467
Allergan, Inc.(b)	800	93,120
Bard (C.R.), Inc.	600	38,052
Bausch & Lomb, Inc.	500	33,775
Baxter International, Inc.	6,300	232,155
Beckman Coulter, Inc.	400	23,820
Becton, Dickinson & Co.	3,900	252,720
Dade Behring Holdings, Inc.	600	23,478
Dentsply International, Inc.	450	24,165
Edwards Lifesciences Corp.(a) (b)	500	21,470
Fisher Scientific International, Inc.(a)	380	25,411
Guidant Corp.	100	7,360
Henry Schein, Inc.(a) (b)	400	18,656
Inamed Corp.(a)	100	9,211
Medtronic, Inc.	4,900	276,703
Mettler-Toledo International, Inc.(a)	200	11,578
Resmed, Inc.(a)	200	7,888
Respironics, Inc.(a)	400	14,412
St. Jude Medical, Inc.(a)	2,000	98,260
Stryker Corp.	200	9,980
Techne Corp.(a)	300	17,055
Thermo Electron Corp.(a)	100	3,364
Varian Medical Systems, Inc.(a)	500	30,105
Waters Corp.(a)	600	25,170
Zimmer Holdings, Inc.(a)	100	6,895
		1,430,270
Metals & Mining — 0.9%
Allegheny Technologies, Inc.	500	25,925
Consol Energy, Inc.	200	14,580
Freeport-McMoRan Copper & Gold, Inc. Cl. B	1,600	102,800
Phelps Dodge Corp.(b)	500	80,250
Precision Castparts Corp.	1,500	74,925
Southern Copper Corp.	300	26,130
		324,610
Oil & Gas — 0.2%
Pride International, Inc.(a)	2,500	88,275
Pharmaceuticals — 10.7%
Abbott Laboratories	7,900	340,885
Amgen, Inc.(a)	7,100	517,519
Barr Pharmaceuticals(a)	1,025	67,220
Bristol-Myers Squibb Co.	4,700	107,113
Cardinal Health, Inc.	1,600	115,264
Chiron Corp.(a)	300	13,680

10

Eli Lilly & Co.	5,200	$294,424
Endo Pharmaceuticals Holdings, Inc.(a)	3,200	91,840
Forest Laboratories, Inc.(a)	1,200	55,536
Genentech, Inc.(a)	2,600	223,392
Genzyme Corp.(a)	900	63,846
Gilead Sciences, Inc.(a)	2,600	158,262
Hospira, Inc.(a)	1,500	67,125
Invitrogen Corp.(a)	300	20,664
IVAX Corp.(a) (b)	1,100	34,232
Johnson & Johnson	17,100	983,934
KOS Pharmaceuticals, Inc.(a)	2,100	92,001
McKesson Corp.	1,500	79,500
Medco Health Solutions, Inc.(a)	1,200	64,920
MedImmune, Inc.(a)	1,300	44,356
Merck & Co., Inc.	5,000	172,500
Mylan Laboratories, Inc.	1,950	38,415
Omnicare, Inc.	100	4,970
Schering-Plough Corp.	5,200	99,580
Wyeth	3,800	175,750
		3,926,928
Prepackaged Software — 7.2%
Adobe Systems, Inc.	3,352	133,141
BMC Software, Inc.(a)	1,500	33,150
Cerner Corp.(a) (b)	400	18,000
Citrix Systems, Inc.(a)	2,200	67,848
Computer Associates International, Inc.(b)	1,900	51,870
Compuware Corp.(a)	1,000	8,240
DST Systems, Inc.(a) (b)	600	33,996
Fair Isaac Corp.	1,800	79,776
Hyperion Solutions Corp.(a)	300	10,323
Intuit, Inc.(a)	2,100	109,893
McAfee, Inc.(a)	2,100	48,699
Microsoft Corp.	53,400	1,503,210
Oracle Corp.(a)	21,000	263,970
Pixar, Inc.(a)	1,900	109,782
Red Hat, Inc.(a) (b)	2,500	72,375
Salesforce.com, Inc.(a)	600	24,630
Symantec Corp.(a)	4,500	82,710
		2,651,613
Real Estate — 0.4%
CB Richard Ellis Group, Inc. Cl. A(a)	900	56,808
Forest City Enterprises, Inc. Cl. A	300	11,361
The Mills Corp. REIT	300	12,435
ProLogis	700	35,854
Simon Property Group, Inc. REIT	500	41,420
		157,878

11

Restaurants — 0.6%
Brinker International, Inc.	800	$32,560
Darden Restaurants, Inc.	2,100	85,386
Yum! Brands, Inc.	2,300	113,781
		231,727
Retail — 6.8%
Advance Auto Parts Corp.(a)	800	34,856
AutoZone, Inc.(a)	300	29,325
Barnes & Noble, Inc.	2,800	118,776
Bed Bath & Beyond, Inc.(a)	100	3,741
Best Buy Co., Inc.	2,950	149,447
Circuit City Stores, Inc.	500	12,605
Costco Wholesale Corp.	900	44,901
Dollar General Corp.	2,500	42,250
Dollar Tree Stores, Inc.(a) (b)	300	7,437
Foot Locker, Inc.	600	13,632
The Home Depot, Inc.	15,900	644,745
J.C. Penney Co., Inc.	1,400	78,120
Lowe’s Companies, Inc.	5,800	368,590
Marvel Entertainment, Inc.(a) (b)	450	7,493
Men’s Wearhouse, Inc.(a)	400	13,668
Michaels Stores, Inc.	700	23,541
MSC Industrial Direct Co. Cl. A	200	8,986
Staples, Inc.	3,250	77,058
Target Corp.	1,600	87,600
Tiffany & Co.	300	11,310
Walgreen Co.	2,200	95,216
Wal-Mart Stores, Inc.	13,200	608,652
Williams-Sonoma, Inc.(a)	500	19,890
		2,501,839
Retail - Grocery — 0.1%
Whole Foods Market, Inc.	700	51,709
Telephone Utilities — 0.4%
Alamosa Holdings, Inc.(a)	400	7,496
Alltel Corp.	100	6,003
NII Holdings, Inc. Cl. B(a)	600	29,676
Sprint Nextel Corp.	2,008	45,963
West Corp.(a)	1,700	69,411
		158,549
Tobacco — 1.0%
Altria Group, Inc.	4,700	339,998
UST, Inc.(b)	300	11,682
		351,680
Transportation — 1.6%
CNF, Inc.	400	20,500
Expeditors International of Washington, Inc.	400	29,416
FedEx Corp.	1,500	151,725
J.B. Hunt Transport Services, Inc.	500	11,900

12

Landstar System, Inc.	1,600	$67,680
Norfolk Southern Corp.	1,200	59,808
Robinson (C.H.) Worldwide, Inc.	1,000	40,460
United Parcel Service, Inc. Cl. B	3,000	224,730
		606,219
Travel — 0.0%
Expedia, Inc.(a) (b)	500	13,010
TOTAL EQUITIES (Cost $34,159,487)		36,747,175

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 6.4%
Cash Equivalents — 5.3%(d)
Abbey National PLC Eurodollar Time Deposit 4.310%	02/02/2006	$53,153	$53,153
American Beacon Money Market Fund(c)		18,876	18,876
ANZ Banking Group Ltd. Commercial Paper 4.453%	03/14/2006	44,292	44,292
Banco Santander Central Hispano SA Commercial Paper 4.430%	03/06/2006	35,434	35,434
BancoBilbao Vizcaya Argentaria SA Eurodollar Time Deposit 4.520%	03/27/2006	70,867	70,867
Bank of America Bank Note 4.490%	03/20/2006	46,507	46,507
Bank of America Bank Note 4.520%	03/17/2006	34,081	34,081
Bank of Montreal Eurodollar Time Deposit 4.420%	02/17/2006	44,292	44,292
Bank of Montreal Eurodollar Time Deposit 4.430%	02/21/2006	22,146	22,146
Bank of Nova Scotia Eurodollar Time Deposit 4.500%	03/27/2006	44,292	44,292
Barclays Eurodollar Time Deposit 4.410%	02/27/2006	22,146	22,146
Barclays Eurodollar Time Deposit 4.470%	03/17/2006	35,434	35,434
Barclays Eurodollar Time Deposit 4.500%	03/24/2006	22,146	22,146
Barclays Eurodollar Time Deposit 4.535%	03/28/2006	26,575	26,575
BGI Institional Money Market Fund(c)		115,310	115,310
Branch Banker &Trust Eurodollar Time Deposit 4.325%	02/03/2006	44,292	44,292
Calyon Eurodollar Time Deposit 4.335%	02/06/2006	44,292	44,292

13

Calyon Eurodollar Time Deposit 4.455%	03/02/2006	$44,292	$44,292
Calyon Eurodollar Time Deposit 4.500%	03/24/2006	44,292	44,292
Canadian Imperial Bank of Commerce Eurodollar Time Deposit 4.300%	02/01/2006	66,438	66,438
Deutsche Bank Eurodollar Time Deposit 4.450%	03/13/2006	44,292	44,292
Deutsche Bank Eurodollar Time Deposit 4.490%	03/23/2006	17,717	17,717
Federal Home Loan Bank Discount Note 4.365%	02/22/2006	18,453	18,453
Fortis Bank Eurodollar Time Deposit 4.420%	02/07/2006	44,292	44,292
Fortis Bank Eurodollar Time Deposit 4.470%	02/15/2006	17,717	17,717
Fortis Bank Eurodollar Time Deposit 4.500%	02/27/2006	26,575	26,575
Freddie Mac Discount Note 4.426%	02/28/2006	22,875	22,875
Goldman Sachs Financial Square Prime Obligations Money Market Fund(c)		31,004	31,004
Merrimac Cash Fund, Premium Class(c)		7,087	7,087
Rabobank Nederland Eurodollar Time Deposit 4.510%	03/01/2006	79,726	79,726
Rabobank Nederland Eurodollar Time Deposit 4.520%	03/28/2006	35,434	35,434
Royal Bank of Canada Eurodollar Time Deposit 4.480%	03/21/2006	88,584	88,584
Skandinaviska Enskilda Banken AB Eurodollar Time Deposit 4.420%	02/17/2006	66,438	66,438
Societe Generale Eurodollar Time Deposit 4.460%	03/01/2006	66,438	66,438
Svenska Handlesbanken Eurodollar Time Deposit 4.470%	02/01/2006	140,727	140,727
The Bank of the West Eurodollar Time Deposit 4.500%	03/20/2006	62,009	62,009
Toronto Dominion Bank Eurodollar Time Deposit 4.440%	02/14/2006	88,584	88,584
UBS AG Eurodollar Time Deposit 4.430%	03/10/2006	44,292	44,292
Wachovia Bank NA Eurodollar Time Deposit 4.390%	02/01/2006	44,292	44,292
Wells Fargo Eurodollar Time Deposit 4.300%	02/03/2006	88,584	88,584

14

Wells Fargo Eurodollar Time Deposit 4.430%	02/28/2006	$17,717	$17,717
Wells Fargo Eurodollar Time Deposit 4.500%	02/07/2006	32,776	32,776
			1,964,770
Repurchase Agreements — 1.1%
Investors Bank & Trust Company Repurchase Agreement, dated 01/31/06, 3.02%, due 02/01/06(e)		395,733	395,733
TOTAL SHORT-TERM INVESTMENTS (At Amortized Cost)			2,360,503
TOTAL INVESTMENTS — 106.2% (Cost $36,519,990)(f)			$39,107,678
Other Assets/(Liabilities) — (6.2%)			(2,279,156)
NET ASSETS — 100.0%			$36,828,522

Notes to Portfolio of Investments

REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. (Note 2).
(c)	Amount represents shares owned of the fund.
(d)	Represents investments of security lending collateral. (Note 2).
(e)

Maturity value of $395,766. Collateralized by a U.S Government Agency obligation with a rate of 5.130%, maturity date of 08/25/2033, and an aggregate market value, including accrued interest, of $415,520.

(f)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

15

MassMutual Premier Mid-Cap Value Fund — Portfolio of Investments

January 31, 2006 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 93.7%
COMMON STOCK — 93.7%
Aerospace & Defense — 1.2%
Alliant Techsystems, Inc.(a)	1,600	$124,000
Apparel, Textiles & Shoes — 2.3%
American Eagle Outfitters, Inc.	2,000	53,960
Reebok International Ltd.	2,000	117,980
VF Corp.	1,300	72,124
		244,064
Automotive & Parts — 0.8%
BorgWarner, Inc.	1,600	88,208
Banking, Savings & Loans — 3.6%
BOK Financial Corp.	3,100	141,360
The Colonial BancGroup, Inc.	4,500	112,050
Webster Financial Corp.	1,300	61,230
Zions Bancorp	800	63,256
		377,896
Broadcasting, Publishing & Printing — 1.1%
RH Donnelley Corp.(a)	1,800	118,116
Building Materials & Construction — 2.0%
Masco Corp.	6,900	204,585
Chemicals — 7.0%
Air Products & Chemicals, Inc.	1,300	80,197
Cytec Industries, Inc.	1,800	89,280
FMC Corp.(a)	3,600	203,112
Hercules, Inc.(a)	16,800	196,728
Rockwood Holdings, Inc.(a)	7,800	165,594
		734,911
Commercial Services — 4.6%
H&E Equipment Services, Inc.(a)	6,300	145,530
URS Corp.(a)	7,900	337,962
		483,492
Communications — 2.6%
Citizens Communications Co.	8,500	104,295
Harris Corp.	3,700	171,791
		276,086
Cosmetics & Personal Care — 2.3%
Alberto-Culver Co.	5,400	239,220
Data Processing & Preparation — 0.8%
Kronos, Inc.(a)	2,100	82,530

1

Electric Utilities — 4.1%
Energy East Corp.	5,500	$136,675
NorthWestern Corp.	9,300	291,462
		428,137
Electrical Equipment & Electronics — 3.0%
Amphenol Corp. Cl. A	4,700	238,901
Johnson Controls, Inc.	1,100	76,164
		315,065
Energy — 6.0%
Ashland, Inc.	2,100	138,432
BJ Services Co.	3,400	137,666
Forest Oil Corp.(a)	3,000	154,500
KeySpan Corp.	1,600	57,472
Patterson-UTI Energy, Inc.	1,700	63,954
Western Refining, Inc.(a)	4,200	78,750
		630,774
Financial Services — 8.2%
American Financial Realty Trust	6,200	77,066
CapitalSource, Inc.	3,800	83,448
CIT Group, Inc.	2,600	138,684
KKR Financial Corp. REIT	14,100	315,699
Nuveen Investments, Inc. Cl. A	5,600	254,072
		868,969
Healthcare — 1.5%
DaVita, Inc.(a)	1,300	71,175
Triad Hospitals, Inc.(a)	2,200	90,332
		161,507
Heavy Machinery — 1.1%
Dresser-Rand Group, Inc.(a)	4,300	115,799
Industrial - Distribution — 6.0%
Grainger (W.W.), Inc.	3,200	226,976
Hughes Supply, Inc.	8,900	410,290
		637,266
Industrial - Diversified — 3.3%
Carlisle Companies, Inc.	3,000	208,230
Harsco Corp.	1,800	142,596
		350,826
Insurance — 4.5%
Conseco, Inc.(a)	9,000	219,330
Platinum Underwriters Holdings Ltd.	2,400	73,560
Reinsurance Group of America, Inc.	3,700	179,450
		472,340
Lodging — 4.7%
Hilton Hotels Corp.	11,500	286,695
Host Marriott Corp. REIT	10,500	209,475
		496,170

2

Machinery & Components — 3.5%
Dover Corp.	3,600	$165,348
Grant Prideco, Inc.(a)	4,100	205,369
		370,717
Manufacturing — 1.6%
American Standard Companies, Inc.	4,800	172,800
Medical Supplies — 1.1%
Beckman Coulter, Inc.	2,000	119,100
Metals & Mining — 0.8%
International Coal Group, Inc.(a)	7,800	78,936
Oil & Gas — 0.9%
Pride International, Inc.(a)	2,700	95,337
Pharmaceuticals — 2.1%
Angiotech Pharmaceuticals, Inc.(a)	1,700	21,386
Endo Pharmaceuticals Holdings, Inc.(a)	7,100	203,770
		225,156
Real Estate — 1.3%
WCI Communities, Inc.(a)	5,000	137,700
Retail — 4.3%
Foot Locker, Inc.	5,500	124,960
Men’s Wearhouse, Inc.(a)	9,700	331,449
		456,409
Telephone Utilities — 3.0%
Valor Communications Group, Inc.	26,900	317,151
Transportation — 4.4%
CNF, Inc.	1,200	61,500
J.B. Hunt Transport Services, Inc.	9,400	223,720
Royal Caribbean Cruises Ltd.	4,400	179,960
		465,180
TOTAL EQUITIES (Cost $9,419,586)		9,888,447

3

	Principal
	Amount	Market Value
SHORT-TERM INVESTMENTS — 7.6%
Repurchase Agreements — 7.6%
Investors Bank & Trust Company Repurchase Agreement, dated 01/31/2006, 3.02%, due 02/01/2006(b)	$805,863	$805,863
TOTAL SHORT-TERM INVESTMENTS (At Amortized Cost)		805,863
TOTAL INVESTMENTS — 101.3% (Cost $10,225,449)(c)		$10,694,310
Other Assets/(Liabilities) — (1.3%)		(134,381)
NET ASSETS — 100.0%		$10,559,929

Notes to Portfolio of Investments

(a)	Non-income producing security.
(b)

Maturity value of $805,930. Collateralized by a U.S. Government Agency obligation with a rate of 4.820%, maturity date of 12/15/2034, and an aggregate market value, including accrued interest, of $846,156.

(c)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

4

MassMutual Premier Small Capitalization Value Fund — Portfolio of Investments

January 31, 2006 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 97.8%
COMMON STOCK — 97.8%
Apparel, Textiles & Shoes — 2.7%
Dixie Group, Inc.(a)	47,900	$622,700
Interface, Inc. Cl. A(a)	125,946	1,183,892
Talbots, Inc.	45,000	1,254,150
		3,060,742
Automotive & Parts — 1.9%
Cooper Tire & Rubber Co.(b)	57,764	865,882
Rush Enterprises, Inc. Cl. A(a)	73,500	1,242,150
		2,108,032
Banking, Savings & Loans — 16.3%
Center Financial Corp.	56,850	1,379,181
Commercial Capital Bancorp, Inc.(b)	87,822	1,370,901
Community Bancorp/NV(a)	18,600	580,134
Dearborn Bancorp, Inc.(a)	42,423	1,023,243
EuroBancshares, Inc.(a)	77,902	1,103,871
Harrington West Financial Group, Inc.	54,429	870,864
Pacific Capital Bancorp	39,126	1,439,446
Preferred Bank/Los Angeles, CA	16,400	772,440
PrivateBancorp, Inc.	34,785	1,315,221
Santander BanCorp	51,180	1,308,161
Sterling Financial Corp.	46,664	1,307,525
Sun Bancorp, Inc., NJ(a)	47,474	928,591
UCBH Holdings, Inc.	68,880	1,195,068
Valley Bancorp(a)	35,505	1,263,978
Virginia Commerce Bancorp(a) (b)	56,877	1,837,696
W Holding Co., Inc.	91,263	785,774
		18,482,094
Broadcasting, Publishing & Printing — 1.3%
RH Donnelley Corp.(a) (b)	23,174	1,520,678
Building Materials & Construction — 1.5%
US Concrete, Inc.(a)	144,375	1,749,825
Chemicals — 1.1%
Applied Films Corp.(a)	54,462	1,223,761
Commercial Services — 5.7%
Asset Acceptance Capital Corp.(a)	76,102	1,856,889
Hudson Highland Group, Inc.(a)	76,700	1,262,482
ITT Educational Services, Inc.(a)	32,269	1,881,283
Universal Technical Institute, Inc.(a)	39,661	1,449,610
		6,450,264

1

Communications — 3.0%
Comtech Telecommunications(a)	39,423	$1,256,411
EFJ, Inc.(a)	110,200	1,237,546
Tollgrade Communications, Inc.(a)	74,263	865,907
		3,359,864
Computer Integrated Systems Design — 2.8%
Mentor Graphics Corp.(a)	126,075	1,386,825
Radiant Systems, Inc.(a)	127,500	1,785,000
		3,171,825
Computer Programming Services — 2.6%
Covansys Corp.(a)	77,470	1,177,544
Stellent, Inc.(a)	157,256	1,718,808
		2,896,352
Computers & Information — 1.1%
Paxar Corp.(a)	60,201	1,217,264
Electrical Equipment & Electronics — 4.7%
Benchmark Electronics, Inc.(a)	44,095	1,610,790
C&D Technologies, Inc.	146,313	1,214,398
Technitrol, Inc.	56,930	1,159,095
Tyler Technologies, Inc.(a)	156,449	1,361,106
		5,345,389
Energy — 5.3%
Basic Energy Services, Inc.(a)	56,100	1,573,605
Energen Corp.	77,972	3,042,467
Energy Partners, Ltd.(a)	49,000	1,375,430
		5,991,502
Entertainment & Leisure — 1.0%
Steinway Musical Instruments, Inc.(a)	39,187	1,153,665
Financial Services — 8.2%
Bancorp, Inc./Wilmington DE(a)	91,820	1,822,627
Columbia Equity Trust, Inc. REIT	85,900	1,421,645
Greenhill & Co., Inc.(b)	26,678	1,525,448
Piper Jaffray Cos.(a)	24,500	1,098,335
Sanders Morris Harris Group, Inc.	48,448	785,342
SL Green Realty Corp.	31,362	2,635,663
		9,289,060
Foods — 2.8%
Diamond Foods, Inc.	62,400	1,314,144
United Natural Foods, Inc.(a) (b)	55,707	1,801,007
		3,115,151
Heavy Machinery — 2.7%
Manitowoc Co.(b)	45,700	3,039,050
Home Construction, Furnishings & Appliances — 2.3%
Movado Group, Inc.	140,735	2,658,484

2

Industrial - Distribution — 2.4%
Hughes Supply, Inc.	59,229	$2,730,457
Industrial - Diversified — 5.7%
Carlisle Companies, Inc.	39,950	2,772,930
Harsco Corp.	45,928	3,638,416
		6,411,346
Insurance — 6.9%
American Safety Insurance Holdings, Ltd.(a)	55,400	885,846
Delphi Financial Group, Inc. Cl. A	39,512	1,883,142
EMC Insurance Group, Inc.	82,409	1,774,266
ProAssurance Corp.(a)	35,738	1,829,428
United Fire & Casualty Co.(b)	36,504	1,497,394
		7,870,076
Medical Supplies — 1.2%
FEI Co.(a) (b)	56,481	1,303,582
Metals & Mining — 1.3%
Massey Energy Co.(b)	36,273	1,496,261
Pharmaceuticals — 2.2%
Inverness Medical Innovations, Inc.(a) (b)	54,841	1,472,481
Prestige Brands Holdings, Inc.(a)	77,800	967,054
		2,439,535
Prepackaged Software — 0.8%
Aspen Technology, Inc.(a) (b)	105,300	900,315
Real Estate — 1.5%
WCI Communities, Inc.(a) (b)	59,912	1,649,977
Restaurants — 0.5%
Checkers Drive-In Restaurant(a)	39,317	600,371
Retail — 4.0%
Big 5 Sporting Goods Corp.	30,000	647,400
Caribou Coffee Co., Inc.(a) (b)	89,500	777,755
Central Garden & Pet Co.(a)	55,893	2,771,175
Hancock Fabrics, Inc.(b)	84,500	385,320
		4,581,650
Transportation — 4.3%
Marten Transport Ltd.(a)	101,887	2,263,929
Wabtec Corp.	84,202	2,658,257
		4,922,186
TOTAL EQUITIES (Cost $82,009,454)		110,738,758

3

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 14.2%
Cash Equivalents — 12.2%(d)
Abbey National PLC Eurodollar Time Deposit 4.310%	02/02/2006	$374,005	$374,005
American Beacon Money Market Fund(c)		132,828	132,828
ANZ Banking Group Ltd. 4.453%	03/14/2006	311,671	311,671
Banco Santander Central Hispano SA 4.430%	03/06/2006	249,337	249,337
BancoBilbao Vizcaya Argentaria SA Eurodollar Time Deposit 4.520%	03/27/2006	498,673	498,673
Bank of America Bank Note 4.490%	03/20/2006	327,254	327,254
Bank of America Bank Note 4.520%	03/17/2006	239,816	239,816
Bank of Montreal Eurodollar Time Deposit 4.420%	02/17/2006	311,671	311,671
Bank of Montreal Eurodollar Time Deposit 4.430%	02/21/2006	155,835	155,835
Bank of Nova Scotia Eurodollar Time Deposit 4.500%	03/27/2006	311,671	311,671
Barclays Eurodollar Time Deposit 4.410%	02/27/2006	155,835	155,835
Barclays Eurodollar Time Deposit 4.470%	03/17/2006	249,337	249,337
Barclays Eurodollar Time Deposit 4.500%	03/24/2006	155,835	155,835
Barclays Eurodollar Time Deposit 4.535%	03/28/2006	187,002	187,002
BGI Institional Money Market Fund(c)		811,403	811,403
Branch Banker &Trust Eurodollar Time Deposit 4.325%	02/03/2006	311,671	311,671
Calyon Eurodollar Time Deposit 4.335%	02/06/2006	311,671	311,671
Calyon Eurodollar Time Deposit 4.455%	03/02/2006	311,671	311,671
Calyon Eurodollar Time Deposit 4.500%	03/24/2006	311,671	311,671
Canadian Imperial Bank of Commerce Eurodollar Time Deposit 4.300%	02/01/2006	467,506	467,506
Deutsche Bank Eurodollar Time Deposit 4.450%	03/13/2006	311,671	311,671
Deutsche Bank Eurodollar Time Deposit 4.490%	03/23/2006	124,668	124,668

4

Federal Home Loan Bank Discount Note 4.365%	02/22/2006	$129,847	$129,847
Fortis Bank Eurodollar Time Deposit 4.420%	02/07/2006	311,671	311,671
Fortis Bank Eurodollar Time Deposit 4.470%	02/15/2006	124,668	124,668
Fortis Bank Eurodollar Time Deposit 4.500%	02/27/2006	187,003	187,003
Freddie Mac Discount Note 4.426%	02/28/2006	160,962	160,962
Goldman Sachs Financial Square Prime Obligations Money Market Fund(c)		218,170	218,170
Merrimac Cash Fund, Premium Class(c)		49,867	49,867
Rabobank Nederland Eurodollar Time Deposit 4.510%	03/01/2006	561,008	561,008
Rabobank Nederland Eurodollar Time Deposit 4.520%	03/28/2006	249,337	249,337
Royal Bank of Canada Eurodollar Time Deposit 4.480%	03/21/2006	623,342	623,342
Skandinaviska Enskilda Banken AB Eurodollar Time Deposit 4.420%	02/17/2006	467,506	467,506
Societe Generale Eurodollar Time Deposit 4.460%	03/01/2006	467,506	467,506
Svenska Handlesbanken Eurodollar Time Deposit 4.470%	02/01/2006	990,251	990,251
The Bank of the West Eurodollar Time Deposit 4.500%	03/20/2006	436,339	436,339
Toronto Dominion Bank Eurodollar Time Deposit 4.440%	02/14/2006	623,342	623,342
UBS AG Eurodollar Time Deposit 4.430%	03/10/2006	311,671	311,671
Wachovia Bank NA Eurodollar Time Deposit 4.390%	02/01/2006	311,671	311,671
Wells Fargo Eurodollar Time Deposit 4.300%	02/03/2006	623,342	623,342
Wells Fargo Eurodollar Time Deposit 4.430%	02/28/2006	124,668	124,668
Wells Fargo Eurodollar Time Deposit 4.500%	02/07/2006	230,636	230,636
			13,825,509

5

Repurchase Agreements — 2.0%
Investors Bank & Trust Company Repurchase Agreement, dated 01/31/06, 3.02%, due 02/01/06(e)	$2,264,400	$2,264,400
TOTAL SHORT-TERM INVESTMENTS (At Amortized Cost)		16,089,909
TOTAL INVESTMENTS — 112.0% (Cost $98,099,363)(f)		$126,828,667
Other Assets/(Liabilities) — (12.0%)		(13,571,783)
NET ASSETS — 100.0%		$113,256,884

Notes to Portfolio of Investments

REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. (Note 2).
(c)	Amount represents shares owned of the fund.
(d)	Represents investments of security lending collateral. (Note 2).
(e)

Maturity value of $2,264,590. Collateralized by a U.S. Government Agency obligation with a rate of 7.625%, maturity date of 05/25/2023 and an aggregate market value, including accrued interest, of $2,377,620.

(f)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

6

MassMutual Premier Small Company Opportunities Fund — Portfolio of Investments

January 31, 2006 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 95.6%
COMMON STOCK — 95.6%
Aerospace & Defense — 1.3%
HEICO Corp.(a)	452,000	$11,408,480
Apparel, Textiles & Shoes — 2.9%
Carter’s, Inc.(b)	367,300	24,972,727
Banking, Savings & Loans — 9.4%
Alabama National Bancorp	106,372	7,394,981
Centennial Bank Holdings, Inc.(a) (b)	471,400	5,831,218
Financial Institutions, Inc.	28,200	589,944
First Republic Bank	456,025	17,310,709
Hanmi Financial Corp.	327,400	6,217,326
Pacific Capital Bancorp	570,321	20,982,110
UMB Financial Corp.	175,700	11,835,152
Webster Financial Corp.	252,742	11,904,148
		82,065,588
Broadcasting, Publishing & Printing — 4.0%
Emmis Communications Corp. Cl. A(a) (b)	437,800	7,788,462
Gray Television, Inc.	1,330,000	11,783,800
Lin TV Corp. Cl. A(b)	708,400	7,246,932
Saga Communications, Inc. Cl. A(b)	776,168	7,816,012
		34,635,206
Building Materials & Construction — 1.8%
Interline Brands, Inc.(b)	616,676	15,663,570
Chemicals — 5.6%
MacDermid, Inc.	435,500	13,130,325
Rockwood Holdings, Inc.(b)	434,500	9,224,435
Spartech Corp.	651,900	15,665,157
West Pharmaceutical Services, Inc.	350,200	10,691,606
		48,711,523
Commercial Services — 8.2%
ADVO, Inc.	428,700	14,095,656
FTI Consulting, Inc.(a) (b)	314,700	8,512,635
G&K Services, Inc. Cl. A	467,600	18,582,424
Universal Technical Institute, Inc.(b)	251,819	9,203,985
Valassis Communications, Inc.(b)	298,700	8,333,730
Wright Express Corp.(a) (b)	499,300	12,702,192
		71,430,622
Computers & Information — 1.0%
Schawk, Inc.(a)	390,518	8,591,396

1

Electrical Equipment & Electronics — 9.1%
Baldor Electric Co.	619,600	$18,513,648
Cognex Corp.	481,000	14,035,580
Entegris, Inc.(b)	1,815,492	19,062,666
Micrel, Inc.(b)	930,800	11,420,916
Teleflex, Inc.	254,600	16,057,622
		79,090,432
Energy — 10.4%
Headwaters, Inc.(a) (b)	250,900	8,656,050
Rowan Companies, Inc.	266,200	11,933,746
RPC, Inc.	633,550	20,964,170
Unit Corp.(b)	256,700	15,324,990
W-H Energy Services, Inc.(b)	694,100	33,511,148
		90,390,104
Financial Services — 9.6%
Boston Private Financial Holdings, Inc.	233,500	7,131,090
Chittenden Corp.	394,250	11,184,873
Eaton Vance Corp.	1,094,600	31,546,372
Fidelity Bankshares, Inc.	379,350	12,924,455
Jefferies Group, Inc.	375,800	20,469,826
		83,256,616
Heavy Machinery — 1.5%
RBC Bearings, Inc.(b)	689,145	12,776,748
Home Construction, Furnishings & Appliances — 1.9%
Fossil, Inc.(a) (b)	718,772	17,034,896
Household Products — 1.0%
Trex Company, Inc.(a) (b)	336,900	8,415,762
Industrial - Diversified — 1.1%
Carlisle Companies, Inc.(a)	133,000	9,231,530
Insurance — 2.2%
Harleysville Group, Inc.	159,000	4,382,040
HCC Insurance Holdings, Inc.	305,800	9,498,148
IPC Holdings Limited(a)	192,100	5,236,646
		19,116,834
Machinery & Components — 7.9%
Actuant Corp. Cl. A	252,300	14,444,175
IDEX Corp.	322,800	14,848,800
Kaydon Corp.(a)	464,900	15,546,256
Roper Industries, Inc.	599,200	24,177,720
		69,016,951
Medical Supplies — 3.7%
Coherent, Inc.(b)	673,317	20,845,894
II-VI, Inc.(b)	680,123	11,834,140
		32,680,034

2

Metals & Mining — 1.6%
Matthews International Corp. Cl. A	373,700	$13,972,643
Pharmaceuticals — 0.6%
Charles River Laboratories International, Inc.(b)	106,100	4,894,393
Prepackaged Software — 1.1%
Dendrite International, Inc.(b)	665,515	9,663,278
Restaurants — 1.2%
RARE Hospitality International, Inc.(b)	331,831	10,469,268
Retail — 0.9%
Coldwater Creek, Inc.(b)	406,050	8,283,420
Transportation — 7.6%
Heartland Express, Inc.(a)	451,235	10,509,263
Knight Transportation, Inc.	533,550	10,852,407
Landstar System, Inc.	522,100	22,084,830
Robinson (C.H.) Worldwide, Inc.	570,200	23,070,292
		66,516,792
TOTAL EQUITIES (Cost $613,540,389)		832,288,813

		Principal Amount	Market Value
SHORT-TERM INVESTMENTS — 14.6%
Cash Equivalents — 9.8%(d)
Abbey National PLC Eurodollar Time Deposit 4.310%	02/02/2006	$2,316,585	$2,316,585
American Beacon Money Market Fund(c)		822,736	822,736
ANZ Banking Group Ltd. 4.453%	03/14/2006	1,930,488	1,930,488
Banco Santander Central Hispano SA 4.430%	03/06/2006	1,544,390	1,544,390
BancoBilbao Vizcaya Argentaria SA Eurodollar Time Deposit 4.520%	03/27/2006	3,088,780	3,088,780
Bank of America Bank Note 4.490%	03/20/2006	2,027,012	2,027,012
Bank of America Bank Note 4.520%	03/17/2006	1,485,419	1,485,419
Bank of Montreal Eurodollar Time Deposit 4.420%	02/17/2006	1,930,488	1,930,488
Bank of Montreal Eurodollar Time Deposit 4.430%	02/21/2006	965,244	965,244
Bank of Nova Scotia Eurodollar Time Deposit 4.500%	03/27/2006	1,930,488	1,930,488
Barclays Eurodollar Time Deposit 4.410%	02/27/2006	965,244	965,244

3

Barclays Eurodollar Time Deposit 4.470%	03/17/2006	$1,544,390	$1,544,390
Barclays Eurodollar Time Deposit 4.500%	03/24/2006	965,244	965,244
Barclays Eurodollar Time Deposit 4.535%	03/28/2006	1,158,292	1,158,292
BGI Institional Money Market Fund(c)		5,025,825	5,025,825
Branch Banker &Trust Eurodollar Time Deposit 4.325%	02/03/2006	1,930,488	1,930,488
Calyon Eurodollar Time Deposit 4.335%	02/06/2006	1,930,488	1,930,488
Calyon Eurodollar Time Deposit 4.455%	03/02/2006	1,930,488	1,930,488
Calyon Eurodollar Time Deposit 4.500%	03/24/2006	1,930,488	1,930,488
Canadian Imperial Bank of Commerce Eurodollar Time Deposit 4.300%	02/01/2006	2,895,731	2,895,731
Deutsche Bank Eurodollar Time Deposit 4.450%	03/13/2006	1,930,488	1,930,488
Deutsche Bank Eurodollar Time Deposit 4.490%	03/23/2006	772,195	772,195
Federal Home Loan Bank Discount Note 4.365%	02/22/2006	804,273	804,273
Fortis Bank Eurodollar Time Deposit 4.420%	02/07/2006	1,930,488	1,930,488
Fortis Bank Eurodollar Time Deposit 4.470%	02/15/2006	772,195	772,195
Fortis Bank Eurodollar Time Deposit 4.500%	02/27/2006	1,158,292	1,158,292
Freddie Mac Discount Note 4.426%	02/28/2006	996,996	996,996
Goldman Sachs Financial Square Prime Obligations Money Market Fund(c)		1,351,341	1,351,341
Merrimac Cash Fund, Premium Class(c)		308,878	308,878
Rabobank Nederland Eurodollar Time Deposit 4.510%	03/01/2006	3,474,878	3,474,878
Rabobank Nederland Eurodollar Time Deposit 4.520%	03/28/2006	1,544,390	1,544,390
Royal Bank of Canada Eurodollar Time Deposit 4.480%	03/21/2006	3,860,975	3,860,975
Skandinaviska Enskilda Banken AB Eurodollar Time Deposit 4.420%	02/17/2006	2,895,731	2,895,731
Societe Generale Eurodollar Time Deposit 4.460%	03/01/2006	2,895,731	2,895,731
Svenska Handlesbanken Eurodollar Time Deposit 4.470%	02/01/2006	6,133,611	6,133,611
The Bank of the West Eurodollar Time Deposit 4.500%	03/20/2006	2,702,683	2,702,683

4

Toronto Dominion Bank Eurodollar Time Deposit 4.440%	02/14/2006	$3,860,975	$3,860,975
UBS AG Eurodollar Time Deposit 4.430%	03/10/2006	1,930,488	1,930,488
Wachovia Bank NA Eurodollar Time Deposit 4.390%	02/01/2006	1,930,488	1,930,488
Wells Fargo Eurodollar Time Deposit 4.300%	02/03/2006	3,860,975	3,860,975
Wells Fargo Eurodollar Time Deposit 4.430%	02/28/2006	772,195	772,195
Wells Fargo Eurodollar Time Deposit 4.500%	02/07/2006	1,428,561	1,428,561
			85,635,135
Repurchase Agreements — 4.8%
Investors Bank & Trust Company Repurchase Agreement, dated 01/31/06, 3.02%, due 02/01/06(e)		41,602,774	41,602,774
TOTAL SHORT-TERM INVESTMENTS (At Amortized Cost)			127,237,909
TOTAL INVESTMENTS — 110.2% (Cost $740,778,298)(f)			$959,526,722
Other Assets/(Liabilities) — (10.2%)			(89,123,379)
NET ASSETS — 100.0%			$870,403,343

Notes to Portfolio of Investments

(a)	Denotes all or a portion of security on loan. (Note 2).
(b)	Non-income producing security.
(c)	Amount represents shares owned of the fund.
(d)	Represents investments of security lending collateral. (Note 2).
(e)

Maturity value of $41,606,264. Collateralized by a U.S. Government Agency obligations, with a rate of 5.193%, maturity date of 08/01/2034 and an aggregate market value, including accrued interest, of $43,682,913.

(f)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

5

MassMutual Premier Global Fund — Portfolio of Investments

January 31, 2006 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 98.9%
COMMON STOCK — 98.4%
Advertising — 0.6%
JC Decaux SA(a) (b)	92,950	$2,299,834
WPP Group PLC	203,350	2,251,230
		4,551,064
Aerospace & Defense — 4.1%
Boeing Co.	59,700	4,078,107
Empresa Brasileira de Aeronautica SA, ADR (Brazil)(b)	178,600	7,260,090
European Aeronautic Defense and Space Co.(b)	191,020	7,457,367
Lockheed Martin Corp.	48,300	3,267,495
Northrop Grumman Corp.	53,800	3,342,594
Raytheon Co.	108,200	4,432,954
		29,838,607
Apparel, Textiles & Shoes — 2.7%
Burberry Group PLC	285,180	2,179,020
Coach, Inc.(a)	107,800	3,875,410
The Gap, Inc.	98,200	1,776,438
Hennes & Mauritz AB Cl. B	318,000	11,659,694
		19,490,562
Automotive & Parts — 1.5%
Bayerische Motoren Werke AG	104,635	4,717,024
Toyota Motor Corp.	124,730	6,477,569
		11,194,593
Banking, Savings & Loans — 7.4%
Anglo Irish Bank Corp. PLC	190,240	2,990,476
Australia & New Zealand Banking Group Ltd.	85,500	1,599,508
Credit Saison Co., Ltd.	89,520	4,010,228
Credit Suisse Group	144,963	8,440,811
HSBC Holdings PLC	408,847	6,834,200
ICICI Bank, Ltd., Sponsored ADR(b)	94,300	2,962,906
JP Morgan Chase & Co.	139,200	5,533,200
Northern Trust Corp.	126,500	6,604,565
Resona Holdings, Inc.(a)	1,105	4,331,332
Royal Bank of Scotland Group PLC	340,920	10,519,304
		53,826,530
Beverages — 1.6%
Cia de Bebidas das Americas, ADR(b)	104,500	4,280,320
Diageo PLC	48,430	718,788
Fomento Economico Mexicano SA de CV	534,800	4,195,513
Grupo Modelo SA Cl. C	738,600	2,728,987
		11,923,608

1

Broadcasting, Publishing & Printing — 2.8%
Grupo Televisa SA Sponsored ADR (Mexico)	79,600	$6,650,580
Pearson PLC	308,460	3,983,827
Singapore Press Holdings, Ltd.	1,096,800	2,905,832
Television Broadcasts, Ltd.	530,400	2,885,313
ZEE Telefilms Ltd.	1,015,002	3,780,805
		20,206,357
Chemicals — 0.2%
Syngenta AG(a)	10,373	1,316,594
Commercial Services — 2.9%
Affymetrix, Inc.(a) (b)	70,100	2,676,418
eBay, Inc.(a)	216,600	9,335,460
Gus PLC	124,545	2,279,890
JGC Corp.	91,600	1,944,331
Quest Diagnostics	101,800	5,031,974
		21,268,073
Communications — 8.4%
KDDI Corp.	1,381	7,305,901
Qualcomm, Inc.	128,700	6,172,452
Sirius Satellite Radio, Inc.(a) (b)	867,276	4,917,455
SK Telecom Co., Ltd. ADR (South Korea)(b)	287,300	6,673,979
Tandberg ASA(b)	262,900	1,616,858
Telefonaktiebolaget LM Ericsson Cl. B	5,226,700	18,794,448
Vodafone Group PLC	7,607,070	15,925,613
		61,406,706
Computer & Other Data Processing Service — 1.5%
SAP AG	37,903	7,739,943
Square Enix Co., Ltd.(b)	109,500	2,914,591
		10,654,534
Computer Integrated Systems Design — 0.3%
Cadence Design Systems, Inc.(a) (b)	129,000	2,278,140
Computer Related Services — 1.2%
Infosys Technologies Ltd.	131,700	8,587,629
Computers & Information — 2.2%
Canon, Inc.	39,300	2,374,217
Cisco Systems, Inc.(a)	207,100	3,845,847
International Business Machines Corp.	61,900	5,032,470
International Game Technology	138,900	4,969,842
		16,222,376
Cosmetics & Personal Care — 3.5%
Avon Products, Inc.	70,800	2,005,056
Hindustan Lever Ltd.	1,045,800	4,612,848
The Procter & Gamble Co.	47,165	2,793,583
Reckitt Benckiser PLC	381,556	12,500,000
Shiseido Co., Ltd.	178,800	3,428,438
		25,339,925

2

Data Processing & Preparation — 0.1%
First Data Corp.	23,400	$1,055,340
Electric Utilities — 0.3%
Energias de Portugal SA	649,500	2,130,822
Electrical Equipment & Electronics — 10.8%
Advanced Micro Devices, Inc.(a)	435,200	18,217,472
Altera Corp.(a)	162,800	3,143,668
Cree, Inc.(a) (b)	126,000	3,292,380
Emerson Electric Co.	57,500	4,453,375
Fanuc Ltd.	22,600	1,989,842
International Rectifier Corp.(a)	93,600	3,404,232
Keyence Corp.	12,400	3,401,101
Koninklijke Philips Electronics NV	269,900	9,073,908
Murata Manufacturing Co., Ltd.	92,010	6,664,900
Samsung Electronics Co., Ltd.	11,825	9,036,913
Silicon Laboratories, Inc.(a) (b)	29,500	1,452,285
Sony Corp.	208,700	10,222,125
Taiwan Semiconductor Manufacturing Co., Ltd.	2,225,992	4,457,675
		78,809,876
Electronics — 0.3%
Kyocera Corp.	22,400	1,998,549
Energy — 8.2%
BP PLC, Sponsored ADR (United Kingdom)	92,200	6,666,982
Burlington Resources, Inc.	80,100	7,309,926
Chevron Corp.	76,300	4,530,694
Fortum Oyj	166,400	3,705,087
GlobalSantaFe Corp.	138,600	8,461,530
Hong Kong & China Gas	1,492,300	3,271,148
Husky Energy, Inc.	167,400	10,446,976
Neste Oil Oyj(a)	19,525	629,199
Total SA	12,130	3,339,156
Transocean, Inc.(a)	135,300	10,979,595
		59,340,293
Entertainment & Leisure — 0.6%
The Walt Disney Co.	163,700	4,143,247
Financial Services — 4.7%
3i Group PLC	203,664	3,311,923
American Express Co.	107,300	5,627,885
Berkshire Hathaway, Inc. Cl. B(a)	1,340	3,928,880
Citigroup, Inc.	37,900	1,765,382
Investor AB Cl. B(b)	152,607	2,663,210
Macquarie Airports	832,677	1,943,917
Morgan Stanley	127,300	7,822,585
Societe Generale Cl. A	52,780	6,947,065
		34,010,847
Food Retailers — 0.5%
Starbucks Corp.(a)	107,000	3,391,900

3

Foods — 1.4%
Cadbury Schweppes PLC	751,557	$7,361,059
Tesco PLC	502,270	2,834,025
		10,195,084
Healthcare — 0.5%
Express Scripts, Inc.(a)	40,000	3,651,600
Healthcare/Drugs — 0.2%
Novo Nordisk A/S Cl. B	30,800	1,717,769
Heavy Construction — 1.2%
Technip SA	129,720	8,812,914
Heavy Machinery — 0.4%
Nidec Corp.	29,500	2,693,173
Household Products — 1.7%
Corning, Inc.(a)	381,000	9,277,350
Kao Corp.	98,000	2,826,851
		12,104,201
Industrial - Diversified — 2.3%
3M Co.	83,900	6,103,725
Hutchison Whampoa, Ltd.	263,440	2,693,705
Siemens AG(b)	85,268	7,744,875
		16,542,305
Information Retrieval Services — 0.5%
Juniper Networks, Inc.(a) (b)	119,700	2,170,161
Yahoo! Japan Corp.	1,220	1,652,971
		3,823,132
Insurance — 3.7%
ACE Ltd.	84,700	4,637,325
Allianz AG(b)	49,269	7,911,674
Everest Re Group Ltd.	23,500	2,271,275
Manulife Financial Corp.(b)	60,700	3,676,861
Prudential PLC	553,658	5,596,091
XL Capital Ltd. Cl. A	40,000	2,706,400
		26,799,626
Medical Supplies — 2.5%
Biomet, Inc.	73,400	2,775,254
Boston Scientific Corp.(a) (b)	200,000	4,374,000
Hoya Corp.	118,200	4,736,635
Medtronic, Inc.	27,200	1,535,984
Smith & Nephew PLC	495,024	4,904,437
		18,326,310
Miscellaneous — 1.1%
LVMH Moet Hennessy Louis Vuitton SA	87,350	7,853,003
Pharmaceuticals — 9.0%
Amgen, Inc.(a) (b)	85,100	6,202,939
Amylin Pharmaceuticals, Inc.(a) (b)	28,500	1,208,400

4

Chugai Pharmaceutical Co., Ltd.	141,800	$2,879,683
Conor Medsystems, Inc.(a)	37,700	885,573
Genentech, Inc.(a)	39,700	3,411,024
Gilead Sciences, Inc.(a)	99,500	6,056,565
ImClone Systems, Inc.(a) (b)	43,000	1,549,290
Johnson & Johnson	11,700	673,218
Nektar Therapeutics(a) (b)	44,000	871,200
Novartis AG	74,876	4,112,218
Nuvelo, Inc.(a)	18,800	322,420
Pfizer, Inc.	123,100	3,161,208
Roche Holding AG	57,835	9,104,010
Sanofi-Aventis	128,990	11,774,136
Shionogi & Co., Ltd.	347,800	5,255,594
Takeda Pharmaceutical Co. Ltd.	61,240	3,465,685
Theravance, Inc.(a)	58,900	1,613,271
Wyeth	66,200	3,061,750
		65,608,184
Prepackaged Software — 3.3%
Adobe Systems, Inc.	114,800	4,559,856
Intuit, Inc.(a)	98,300	5,144,039
Microsoft Corp.	345,700	9,731,455
Novell, Inc.(a)	492,600	4,797,924
		24,233,274
Retail — 1.2%
Amazon.Com, Inc.(a) (b)	52,700	2,362,014
Tiffany & Co.	43,800	1,651,260
Wal-Mart Stores, Inc.	109,000	5,025,990
		9,039,264
Retail - General — 0.7%
Bulgari SpA	32,000	369,463
Inditex SA	141,900	4,855,869
		5,225,332
Telephone Utilities — 0.5%
Tele Norte Leste Participacoes SA	200,000	3,519,062
Tobacco — 0.2%
Altria Group, Inc.	24,700	1,786,798
Toys, Games — 0.4%
Nintendo Co., Ltd.	20,100	2,758,131
Transportation — 1.2%
Carnival Corp.	111,900	5,791,944
Hyundai Heavy Industries Co., Ltd.	43,120	3,124,408
		8,916,352
TOTAL COMMON STOCK (Cost $607,571,119)		716,591,686

5

PREFERRED STOCK — 0.5%
Automotive & Parts — 0.5%
Porsche AG	4,234	$3,263,916
TOTAL PREFERRED STOCK (Cost $2,697,880)		3,263,916
TOTAL EQUITIES (Cost $610,268,999)		719,855,602

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 11.9%
Cash Equivalents — 10.3%(d)
Abbey National PLC Eurodollar Time Deposit 4.310%	02/02/2006	$2,034,227	$2,034,227
American Beacon Money Market Fund(c)		722,455	722,455
ANZ Banking Group Ltd. Commercial Paper 4.453%	03/14/2006	1,695,185	1,695,185
Banco Santander Central Hispano SA Commercial Paper 4.430%	03/06/2006	1,356,148	1,356,148
BancoBilbao Vizcaya Argentaria SA Eurodollar Time Deposit 4.520%	03/27/2006	2,712,296	2,712,296
Bank of America Bank Note 4.490%	03/20/2006	1,779,944	1,779,944
Bank of America Bank Note 4.520%	03/17/2006	1,304,365	1,304,365
Bank of Montreal Eurodollar Time Deposit 4.420%	02/17/2006	1,695,185	1,695,185
Bank of Montreal Eurodollar Time Deposit 4.430%	02/21/2006	847,593	847,593
Bank of Nova Scotia Eurodollar Time Deposit 4.500%	03/27/2006	1,695,185	1,695,185
Barclays Eurodollar Time Deposit 4.410%	02/27/2006	847,593	847,593
Barclays Eurodollar Time Deposit 4.470%	03/17/2006	1,356,148	1,356,148
Barclays Eurodollar Time Deposit 4.500%	03/24/2006	847,593	847,593
Barclays Eurodollar Time Deposit 4.535%	03/28/2006	1,017,111	1,017,111
BGI Institional Money Market Fund(c)		4,413,239	4,413,239
Branch Banker &Trust Eurodollar Time Deposit 4.325%	02/03/2006	1,695,185	1,695,185
Calyon Eurodollar Time Deposit 4.335%	02/06/2006	1,695,185	1,695,185
Calyon Eurodollar Time Deposit 4.455%	03/02/2006	1,695,185	1,695,185
Calyon Eurodollar Time Deposit 4.500%	03/24/2006	1,695,185	1,695,185

6

Canadian Imperial Bank of Commerce Eurodollar Time Deposit 4.300%	02/01/2006	$2,542,778	$2,542,778
Deutsche Bank Eurodollar Time Deposit 4.450%	03/13/2006	1,695,185	1,695,185
Deutsche Bank Eurodollar Time Deposit 4.490%	03/23/2006	678,074	678,074
Federal Home Loan Bank Discount Note 4.365%	02/22/2006	706,242	706,242
Fortis Bank Eurodollar Time Deposit 4.420%	02/07/2006	1,695,185	1,695,185
Fortis Bank Eurodollar Time Deposit 4.470%	02/15/2006	678,074	678,074
Fortis Bank Eurodollar Time Deposit 4.500%	02/27/2006	1,017,111	1,017,111
Freddie Mac Discount Note 4.426%	02/28/2006	875,474	875,474
Goldman Sachs Financial Square Prime Obligations Money Market Fund(c)		1,186,630	1,186,630
Merrimac Cash Fund, Premium Class(c)		271,230	271,230
Rabobank Nederland Eurodollar Time Deposit 4.510%	03/01/2006	3,051,333	3,051,333
Rabobank Nederland Eurodollar Time Deposit 4.520%	03/28/2006	1,356,148	1,356,148
Royal Bank of Canada Eurodollar Time Deposit 4.480%	03/21/2006	3,390,370	3,390,370
Skandinaviska Enskilda Banken AB Eurodollar Time Deposit 4.420%	02/17/2006	2,542,778	2,542,778
Societe Generale Eurodollar Time Deposit 4.460%	03/01/2006	2,542,778	2,542,778
Svenska Handlesbanken Eurodollar Time Deposit 4.470%	02/01/2006	5,386,000	5,386,000
The Bank of the West Eurodollar Time Deposit 4.500%	03/20/2006	2,373,259	2,373,259
Toronto Dominion Bank Eurodollar Time Deposit 4.440%	02/14/2006	3,390,370	3,390,370
UBS AG Eurodollar Time Deposit 4.430%	03/10/2006	1,695,185	1,695,185
Wachovia Bank NA Eurodollar Time Deposit 4.390%	02/01/2006	1,695,185	1,695,185
Wells Fargo Eurodollar Time Deposit 4.300%	02/03/2006	3,390,370	3,390,370
Wells Fargo Eurodollar Time Deposit 4.430%	02/28/2006	678,074	678,074
Wells Fargo Eurodollar Time Deposit 4.500%	02/07/2006	1,254,437	1,254,437
			75,197,277

7

Repurchase Agreements — 1.6%
Investors Bank & Trust Company Repurchase Agreement, dated 01/31/06, 3.02%, due 02/01/06(e)	$11,460,668	$11,460,668
TOTAL SHORT-TERM INVESTMENTS (At Amortized Cost)		86,657,945
TOTAL INVESTMENTS — 110.8% (Cost $696,926,944)(f)		$806,513,547
Other Assets/(Liabilities) — (10.8%)		(78,467,525)
NET ASSETS — 100.0%		$728,046,022

Notes to Portfolio of Investments

ADR - American Depository Receipt

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. (Note 2).
(c)	Amount represents shares owned of the fund.
(d)	Represents investments of security lending collateral. (Note 2).
(e)

Maturity value of $11,461,630. Collateralized by a U.S. Government Agency obligations with a rate of 3.987%, maturity date of 06/01/2033, and an aggregate market value, including accrued interest, of $12,033,701.

(f)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

8

MassMutual Premier International Equity Fund — Portfolio of Investments

January 31, 2006 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 99.7%
COMMON STOCK — 95.8%
Air Transportation — 0.9%
Easy Jet PLC(a)	1,482,630	$9,873,406
Apparel, Textiles & Shoes — 2.7%
Burberry Group PLC	87,043	665,083
Hennes & Mauritz AB Cl. B	404,600	14,834,944
Next PLC	188,320	5,781,147
Puma AG Rudolf Dassler Sport(b)	26,446	8,328,803
		29,609,977
Automotive & Parts — 4.3%
Bayerische Motoren Werke AG	179,544	8,093,978
Continental AG	230,813	22,391,283
Honda Motor Co. Ltd.	83,105	4,734,924
Toyota Motor Corp.	220,100	11,430,393
		46,650,578
Banking, Savings & Loans — 9.8%
Anglo Irish Bank Corp. PLC	21,530	338,441
Anglo Irish Bank Corp. PLC	1,382,799	21,736,744
Commerzbank AG	187,222	6,344,477
Credit Suisse Group	150,039	8,736,373
ICICI Bank Ltd. Sponsored ADR(b)	401,775	12,623,771
Joyo Bank Ltd.	1,303,000	8,678,433
Mitsubishi Tokyo Financial Group, Inc., JPY	1,553	22,460,291
Royal Bank of Scotland Group PLC	531,109	16,387,707
UniCredito Italiano SpA	816,100	5,801,533
UniCredito Italiano SpA	440,015	3,115,251
		106,223,021
Beverages — 1.7%
Foster’s Group Ltd.	529,606	2,100,442
Heineken NV	139,500	4,885,658
Pernod-Ricard SA	59,910	11,095,811
		18,081,911
Broadcasting, Publishing & Printing — 3.6%
British Sky Broadcasting Group PLC	162,023	1,395,449
Gestevision Telecinco SA(a) (b)	100,529	2,469,114
Grupo Televisa SA Sponsored ADR (Mexico)	112,200	9,374,310
Mediaset SpA	519,400	6,055,027
Publishing & Broadcasting	206,818	2,577,087
Societe Television Francaise 1(b)	136,260	4,302,614
Sogecable SA(a) (b)	50,600	2,067,630

1

Vivendi Universal SA(b)	187,750	$5,851,435
ZEE Telefilms Ltd.	1,352,102	5,036,476
		39,129,142
Building Materials & Construction — 0.7%
Sika AG(a)	7,646	7,434,612
Chemicals — 1.3%
Filtrona PLC	824,340	4,033,787
Nufarm Ltd.	561,498	4,663,874
Syngenta AG(a)	39,971	5,073,321
		13,770,982
Commercial Services — 5.1%
ABB Ltd.(a)	2,175,794	23,629,253
Boskalis Westminster	56,519	3,834,723
BTG PLC(a)	1,758,966	6,505,066
Bunzl PLC	614,956	6,890,512
Leighton Holdings Ltd.	318,642	4,855,699
Prosegur, Compania de Seguridad SA	260,629	7,001,672
Randstad Holdings NV(b)	58,456	2,950,663
		55,667,588
Communications — 5.4%
KDDI Corp.	1,778	9,406,150
Nokia Oyj	266,300	4,873,738
SK Telecom Co. Ltd. ADR (South Korea)(b)	99,656	2,315,009
Tandberg ASA(b)	1,082,500	6,657,470
Telefonaktiebolaget LM Ericsson Cl. B	5,966,300	21,453,941
Vodafone Group PLC	6,627,905	13,875,704
		58,582,012
Computer & Other Data Processing Service — 1.4%
Autonomy Corp. PLC(a)	1,161,013	8,525,929
Business Objects SA(a)	93,390	3,856,456
Square Enix Co. Ltd.(b)	129,800	3,454,922
		15,837,307
Computer Related Services — 1.1%
Infosys Technologies Ltd.	177,309	11,561,609
Computers & Information — 1.8%
Canon, Inc.	196,800	11,889,207
Logitech International SA(a)	178,214	7,546,712
		19,435,919
Consumer Services — 1.5%
Capita Group PLC	2,119,990	16,069,976
Cosmetics & Personal Care — 0.7%
L’Oreal SA(b)	92,830	7,507,903
Electrical Equipment & Electronics — 6.2%
ASM International NV(a) (b)	325,900	5,866,200
Benq Corp.	8,328,000	8,652,544
Electrocomponents PLC	209,940	1,118,067

2

Keyence Corp.	31,190	$8,554,867
Koninklijke Philips Electronics NV(b)	173,100	5,819,539
Nippon Electric Glass Co. Ltd.	393,000	10,307,749
Omron Corp.	185,021	4,363,968
Samsung Electronics Co. Ltd.	8,050	6,151,979
Sony Corp.	183,800	9,002,523
Ushio, Inc.	308,000	7,865,132
		67,702,568
Energy — 4.2%
BG Group PLC	718,800	8,099,091
BP PLC Sponsored ADR (United Kingdom)	163,600	11,829,916
Fortum Oyj	315,600	7,027,196
Neste Oil Oyj(a)	80,975	2,609,445
Total SA	58,580	16,125,948
		45,691,596
Entertainment & Leisure — 0.9%
News Corp., Inc. CDI	122,897	2,042,438
UBI Soft Entertainment SA(a) (b)	45,068	1,908,604
William Hill PLC	611,000	6,189,089
		10,140,131
Financial Services — 6.0%
3i Group PLC	633,431	10,300,664
Collins Stewart Holdings PLC	1,487,221	17,084,711
Housing Development Finance Corp.	217,700	6,603,908
Marschollek Lautenschlaeger und Partner AG(b)	165,717	4,024,290
Mediobanca SpA	271,300	5,180,408
Societe Generale Cl. A	80,040	10,535,110
UBS AG Registered	80,226	8,690,129
United Internet AG Registered(b)	71,338	3,195,081
		65,614,301
Food Retailers — 0.2%
Morrison (WM) Supermarkets	577,100	1,914,554
Foods — 1.3%
Cadbury Schweppes PLC	483,110	4,731,778
Carrefour SA	33,440	1,573,244
Nestle SA	17,308	5,058,232
Royal Numico NV(a)	74,700	3,381,570
		14,744,824
Healthcare/Drugs — 0.3%
Astellas Pharma, Inc.	88,670	3,668,817
Heavy Construction — 2.5%
Technip SA(b)	332,970	22,621,306
Vinci SA(b)	53,100	4,917,584
		27,538,890

3

Heavy Machinery — 2.1%
Neomax Co. Ltd.(b)	289,330	$9,966,874
Nidec Corp.	136,800	12,489,019
		22,455,893
Household Products — 0.8%
SEB SA	79,283	8,433,888
Industrial — Diversified — 0.9%
Siemens AG(b)	106,616	9,683,909
Information Retrieval Services — 0.4%
Yahoo! Japan Corp.	2,942	3,986,100
Insurance — 1.5%
Allianz AG(b)	52,933	8,500,044
AMP Ltd.	1,318,286	8,141,738
Ceres Group, Inc.(a) (c)	27,000	175,500
		16,817,282
Manufacturing — 1.7%
Aalberts Industries NV	288,642	18,481,732
Medical Supplies — 9.6%
Art Advanced Research Technologies, Inc.(a)	1,832,027	959,428
Art Advanced Research Technologies, Inc.	2,653,076	1,389,409
Art Advanced Research Technologies, Inc.(a)	383,000	200,576
Cie Generale d’Optique Essilor International SA	93,020	8,092,206
Hoya Corp.	279,000	11,180,382
Luxottica Group SpA	456,100	11,866,215
NeuroSearch A/S(a) (b)	186,445	5,338,272
Nicox SA(a)	1,105,159	4,512,620
Novogen Ltd.(a)	5,143,200	17,777,419
Ortivus AB, A Shares(a)	228,600	1,139,305
Ortivus AB, B Shares(a)	623,410	3,042,579
Safilo SpA	1,169,100	6,508,520
SkyePharma PLC(a)	3,308,192	2,607,036
Synthes, Inc.	45,165	5,384,056
Terumo Corp.	232,100	6,626,411
William Demant Holding(a) (b)	320,800	18,227,684
		104,852,118
Metals & Mining — 2.4%
Impala Platinum Holdings Ltd.	93,000	16,016,394
Rio Tinto PLC	206,639	10,536,239
		26,552,633
Pharmaceuticals — 4.3%
AstraZeneca PLC	33,980	1,643,312
GlaxoSmithKline PLC	113,283	2,891,592
H. Lundbeck AS(b)	78,900	1,751,869
Marshall Edwards, Inc.(a)	1,433,580	9,019,305
Roche Holding AG	41,911	6,597,358
Sanofi-Aventis	118,173	10,786,767
Schering AG	28,942	1,971,737

4

Shionogi & Co. Ltd.	160,000	$2,417,755
Takeda Pharmaceutical Co. Ltd.	123,800	7,006,071
Teva Pharmaceutical Sponsored ADR (Israel)(b)	57,400	2,446,962
		46,532,728
Real Estate — 3.5%
Daito Trust Construction Co. Ltd.	129,612	6,095,663
Solidere GDR (Lebanon)(a) (b) (d)	724,387	18,841,306
Sumitomo Realty & Development Co. Ltd.	591,000	13,376,986
		38,313,955
Retail — 2.1%
Compagnie Financiere Richemont AG, A Units	140,498	6,361,272
Dixons Group PLC	370,011	1,152,050
GS Home Shopping, Inc.	87,322	9,786,973
The Swatch Group AG Cl. B	24,083	3,888,459
Woolworths Ltd.	156,647	2,031,558
		23,220,312
Retail - General — 0.8%
Gus PLC	240,085	4,394,936
Inditex SA	115,100	3,938,763
		8,333,699
Toys, Games — 0.7%
Nintendo Co. Ltd.	58,400	8,013,675
Transportation — 1.4%
Carnival Corp.	133,600	6,915,136
Hyundai Heavy Industries Co. Ltd.	76,289	5,527,782
Tsakos Energy Navigation Ltd.	64,694	2,387,209
		14,830,127
TOTAL COMMON STOCK (Cost $729,578,600)		1,042,959,675
PREFERRED STOCK — 3.9%
Aerospace & Defense — 1.7%
Embraer - Empresa Brasileira de Aeronautica SA	1,819,819	18,678,494
Automotive & Parts — 0.2%
Porsche AG	3,227	2,487,637
Insurance — 0.6%
Ceres Group, Inc, Preference Callable(a) (c)	900,000	5,850,000
Ceres Group, Inc., Preference(a) (c)	66,772	434,018
		6,284,018

5

Metals & Mining — 1.4%
Cia Vale do Rio Doce Sponsored ADR (Brazil)	330,400	$14,663,152
TOTAL PREFERRED STOCK (Cost $19,296,894)		42,113,301
TOTAL EQUITIES (Cost $748,875,494)		1,085,072,976
WARRANTS — 0.0%
Insurance — 0.0%
Ceres Group, Inc. Warrants, Series C-1(a) (c)	30,048	0
Ceres Group, Inc. Warrants, Series D(a) (c)	2,700	0
		0
TOTAL WARRANTS (Cost $0)		0
TOTAL LONG TERM INVESTMENTS (Cost $748,875,494)		1,085,072,976

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 10.8%
Cash Equivalents — 10.8%(f)
Abbey National PLC Eurodollar Time Deposit 4.310%	02/02/2006	$3,167,971	$3,167,971
American Beacon Money Market Fund(e)		1,125,107	1,125,107
ANZ Banking Group Ltd. Commercial Paper 4.453%	03/14/2006	2,639,978	2,639,978
Banco Santander Central Hispano SA Commercial Paper 4.430%	03/06/2006	2,111,982	2,111,982
BancoBilbao Vizcaya Argentaria SA Eurodollar Time Deposit 4.520%	03/27/2006	4,223,965	4,223,965
Bank of America 4.490%	03/20/2006	2,771,977	2,771,977
Bank of America 4.520%	03/17/2006	2,031,338	2,031,338
Bank of Montreal Eurodollar Time Deposit 4.420%	02/17/2006	2,639,978	2,639,978
Bank of Montreal Eurodollar Time Deposit 4.430%	02/21/2006	1,319,989	1,319,989
Bank of Nova Scotia Eurodollar Time Deposit 4.500%	03/27/2006	2,639,978	2,639,978
Barclays Eurodollar Time Deposit 4.410%	02/27/2006	1,319,989	1,319,989
Barclays Eurodollar Time Deposit 4.470%	03/17/2006	2,111,982	2,111,982

6

Barclays Eurodollar Time Deposit 4.500%	03/24/2006	$1,319,989	$1,319,989
Barclays Eurodollar Time Deposit 4.535%	03/28/2006	1,583,987	1,583,987
BGI Institutional Money Market Fund(e)		6,872,909	6,872,909
Branch Banker & Trust Eurodollar Time Deposit 4.325%	02/03/2006	2,639,978	2,639,978
Calyon Eurodollar Time Deposit 4.335%	02/06/2006	2,639,978	2,639,978
Calyon Eurodollar Time Deposit 4.455%	03/02/2006	2,639,978	2,639,978
Calyon Eurodollar Time Deposit 4.500%	03/24/2006	2,639,978	2,639,978
Canadian Imperial Bank of Commerce Eurodollar Time Deposit 4.300%	02/01/2006	3,959,967	3,959,967
Deutsche Bank Eurodollar Time Deposit 4.450%	03/13/2006	2,639,978	2,639,978
Deutsche Bank Eurodollar Time Deposit 4.490%	03/23/2006	1,055,991	1,055,991
Federal Home Loan Bank 4.365%	02/22/2006	1,099,859	1,099,859
Fortis Bank Eurodollar Time Deposit 4.420%	02/07/2006	2,639,978	2,639,978
Fortis Bank Eurodollar Time Deposit 4.470%	02/15/2006	1,055,991	1,055,991
Fortis Bank Eurodollar Time Deposit 4.500%	02/27/2006	1,583,987	1,583,987
Freddie Mac 4.426%	02/28/2006	1,363,410	1,363,410
Goldman Sachs Financial Square Prime Obligations Money Market Fund(e)		1,847,984	1,847,984
Merrimac Cash Fund, Premium Class(e)		422,396	422,396
Rabobank Nederland Eurodollar Time Deposit 4.510%	03/01/2006	4,751,960	4,751,960
Rabobank Nederland Eurodollar Time Deposit 4.520%	03/28/2006	2,111,982	2,111,982
Royal Bank of Canada Eurodollar Time Deposit 4.480%	03/21/2006	5,279,956	5,279,956
Skandinaviska Enskilda Banken AB Eurodollar Time Deposit 4.420%	02/17/2006	3,959,967	3,959,967
Societe Generale Eurodollar Time Deposit 4.460%	03/01/2006	3,959,967	3,959,967
Svenska Handlesbanken Eurodollar Time Deposit 4.470%	02/01/2006	8,387,827	8,387,827
The Bank of the West Eurodollar Time Deposit 4.500%	03/20/2006	3,695,969	3,695,969
Toronto Dominion Bank Eurodollar Time Deposit 4.440%	02/14/2006	5,279,956	5,279,956

7

UBS AG Eurodollar Time Deposit 4.430%	03/10/2006	$2,639,978	$2,639,978
Wachovia Bank NA Eurodollar Time Deposit 4.390%	02/01/2006	2,639,978	2,639,978
Wells Fargo Eurodollar Time Deposit 4.300%	02/03/2006	5,279,956	5,279,956
Wells Fargo Eurodollar Time Deposit 4.430%	02/28/2006	1,055,991	1,055,991
Wells Fargo Eurodollar Time Deposit 4.500%	02/07/2006	1,953,584	1,953,584
			117,107,643
TOTAL SHORT-TERM INVESTMENTS (At Amortized Cost)			117,107,643
TOTAL INVESTMENTS — 110.5% (Cost $865,983,137)(g)			$1,202,180,619
Other Assets/(Liabilities) — (10.5%)			(114,070,987)
NET ASSETS — 100.0%			$1,088,109,632

Notes to Portfolio of Investments

ADR - American Depository Receipt

GDR - Global Depository Receipt

JPY - Japanese Yen

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. (Note 2).
(c)	This security is valued in good faith under procedures established by the board of trustees.
(d)

Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2006, these securities amounted to a value of $18,841,306 or 1.7% of net assets.

(e)	Amount represents shares owned of the fund.
(f)	Represents investments of security lending collateral. (Note 2).
(g)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

8

MassMutual Premier Focused International Fund — Portfolio of Investments

January 31, 2006 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 101.3%
COMMON STOCK — 101.3%
Air Transportation — 2.1%
Yusen Air & Sea Service Co.	2,100	$118,828
Banking, Savings & Loans — 23.4%
Anglo Irish Bank Corp. PLC	7,223	113,541
Banche Popolari Unite Scrl	4,850	113,273
Banco Bilbao Vizcaya Argentaria SA	5,649	113,612
Bank of Ireland	6,458	110,801
DBS Group Holdings Ltd.	10,000	101,362
Julius Baer Holding AG	1,428	114,209
Macquarie Bank Ltd.	2,011	103,077
Mizuho Financial Group, Inc.	10	81,836
Piraeus Bank SA	4,977	118,362
Standard Chartered PLC	4,578	113,305
Sumitomo Mitsui Financial Group, Inc.	10	116,756
UniCredito Italiano SpA	16,025	113,919
		1,314,053
Chemicals — 2.0%
Shin-Etsu Chemical Co. Ltd.	2,000	114,403
Commercial Services — 5.7%
Pasona, Inc.	44	104,954
Stolt Offshore SA(a)	8,943	112,901
Yamato Transport Co. Ltd.	6,000	103,663
		321,518
Diversified Financial — 2.1%
Nomura Holdings, Inc.	5,900	115,066
Electrical Equipment & Electronics — 6.3%
ASML Holding NV(a)	5,162	115,865
Japan Aviation Electronics	8,000	125,017
Rolls-Royce Group PLC(a)	14,931	114,955
		355,837
Electronics — 1.9%
STMicroelectronics NV	5,725	105,353
Energy — 18.4%
BG Group PLC	10,685	120,393
BP PLC	20,244	243,123
ENI SpA	3,760	113,599
Furgo NV	3,405	127,742
Statoil ASA	4,400	121,204

1

Total SA	697	$191,871
Woodside Petroleum Ltd.	3,391	115,225
		1,033,157
Entertainment & Leisure — 2.1%
OPAP SA	3,140	117,392
Financial Services — 3.3%
Hellenic Exchanges SA	5,300	68,502
Man Group PLC	3,219	116,674
		185,176
Foods — 4.4%
Goodman Fielder Ltd.(a)	70,800	123,160
Rational AG	904	122,300
		245,460
Heavy Construction — 1.9%
Vinci SA	1,177	109,002
Industrial - Diversified — 2.0%
Keppel Corp. Ltd.	14,000	113,363
Insurance — 5.9%
Allianz AG	686	110,159
Millea Holdings, Inc.	6	115,195
QBE Insurance Group Ltd.	7,139	103,695
		329,049
Metals & Mining — 8.5%
Anglo American PLC	3,132	120,035
BHP Billiton Ltd.	6,201	121,424
Jubliee Mines NL	19,066	103,252
Mitsui Mining & Smelting Co.	17,000	134,478
		479,189
Pharmaceuticals — 5.5%
GlaxoSmithKline PLC	4,019	102,586
Roche Holding AG	664	104,523
Takeda Pharmaceutical Co. Ltd.	1,800	101,865
		308,974
Real Estate — 2.0%
Immoeast Immobilien Anlagen AG(a)	10,267	109,349
Telephone Utilities — 1.9%
Cosmote Mobile Communications SA	4,570	105,080
Transportation — 1.9%
A.P. Moller - Maersk A/S	11	109,180
TOTAL EQUITIES (Cost $5,157,196)		5,689,429

2

	Principal
	Amount	Market Value
SHORT-TERM INVESTMENTS — 0.1%
Repurchase Agreements — 0.1%
Investors Bank & Trust Company Repurchase Agreement, dated 01/31/2006, 3.02%, due 02/01/2006(b)	$7,296	$7,296
TOTAL SHORT-TERM INVESTMENTS (At Amortized Cost)		7,296
TOTAL INVESTMENTS — 101.4% (Cost $5,164,492)(c)		$5,696,725
Other Assets/(Liabilities) — (1.4%)		(76,881)
NET ASSETS — 100.0%		$5,619,844

Notes to Portfolio of Investments

(a)	Non-income producing security.
(b)

Maturity value of $7,297. Collateralized by a U.S. Government Agency obligation with a rate of 7.795%, maturity date of 08/25/2017, and an aggregate market value, including accrued interest, of $7,661.

(c)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

3

Notes to Portfolio of Investments (Unaudited)

1.   The Fund

MassMutual Premier Funds, (the ‘‘Trust’’) is registered under the Investment Company Act of 1940, as amended (the ‘‘1940 Act’’), as an open-end, management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated August 1, 1994, as amended. The Trust consists of the following series (each individually referred to as a ‘‘Fund’’ or collectively as the ‘‘Funds’’): MassMutual Premier Money Market Fund (“Money Market Fund”), MassMutual Premier Short-Duration Bond Fund (“Short-Duration Bond Fund”), MassMutual Premier Inflation-Protected Bond Fund (“Inflation-Protected Bond Fund”), MassMutual Premier Core Bond Fund (‘‘Core Bond Fund’’), MassMutual Premier Diversified Bond Fund (“Diversified Bond Fund”), MassMutual Premier Strategic Income Fund (“Strategic Income Fund”), MassMutual Premier High Yield Fund (‘‘High Yield Fund’’), MassMutual Premier Balanced Fund (“Balanced Fund”), MassMutual Premier Value Fund (“Value Fund”), MassMutual Premier Enhanced Index Value Fund (“Enhanced Index Value Fund”), MassMutual Premier Enhanced Index Value Fund II (“Enhanced Index Value Fund II”), MassMutual Premier Enhanced Index Core Equity Fund (“Enhanced Index Core Equity Fund”), MassMutual Premier Main Street Fund (“Main Street Fund”), MassMutual Premier Capital Appreciation Fund (“Capital Appreciation Fund”), MassMutual Premier Core Growth Fund (“Core Growth Fund”), MassMutual Premier Enhanced Index Growth Fund (“Enhanced Index Growth Fund”), MassMutual Premier Mid-Cap Value Fund (“Mid-Cap Value Fund”), MassMutual Premier Small Capitalization Value Fund (“Small Capitalization Value Fund”), MassMutual Premier Small Company Opportunities Fund (“Small Company Opportunities Fund”), MassMutual Premier Global Fund (“Global Fund”), MassMutual Premier International Equity Fund (‘‘International Equity Fund’’) and MassMutual Premier Focused International Fund (“Focused International Fund’’).

During the reporting period, each Fund had five classes of shares: Class A, Class L, Class Y, Class S and Class N. Class N shares of the Money Market Fund are not currently available. The principal economic difference among the classes is the level of service and administration fees borne by the classes. The classes of shares are offered to different types of investors, as outlined in the Trust’s Prospectus.

2.   Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Investment Valuation

Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees (“Trustees”), which provides the last reported sale price for securities listed on a national securities exchange or the official closing price on the NASDAQ National Market System, or in the case of over-the-counter securities not so listed, the last reported bid price. Debt securities (other than short-term obligations with a remaining maturity of sixty days or less) are valued on the basis of valuations furnished by a pricing service, authorized by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. For all Funds, excluding the Money Market Fund, short-term securities with a remaining maturity of sixty days or less

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are valued at either amortized cost or at original cost plus accrued interest, whichever approximates current market value. The Money Market Fund’s portfolio securities are valued at amortized cost in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended, pursuant to which the Money Market Fund must adhere to certain conditions. It is the intention of the Money Market Fund to maintain a per-share net asset value of $1.00. All other securities and other assets, including futures, options, swaps and debt securities for which the prices supplied by a pricing agent are deemed by the Trustees not to be representative of market values, including restricted securities and securities for which no market quotation is available, are valued at fair value in accordance with procedures approved by and determined in good faith by the Trustees, although the actual calculation may be done by others. Securities are typically valued on the basis of valuations furnished by a primary pricing service or, if no such valuation is available, from a secondary pricing service. However, valuation methods approved by the Trustees which are intended to reflect fair value may be used when pricing service information is not readily available or when a security’s value is believed to have been materially affected by a significant event, such as a natural disaster, an economic event like a bankruptcy filing, or a substantial fluctuation in domestic or foreign markets, that has occurred after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market). In such a case, a Fund’s value for a security is likely to be different from the last quoted market price or pricing service information. In addition, for each of the Trust’s foreign funds, a fair value pricing service is used to assist in the pricing of foreign securities. Due to the subjective and variable nature of fair value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset’s sale.

Portfolio securities traded on more than one national securities exchange are valued at the last price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against U.S. dollars last quoted by any major bank. If such quotations are not available, the rate of exchange is determined in accordance with policies established by the Trustees.

Securities Lending

Each Fund may lend its securities to qualified brokers; however, securities lending cannot exceed 33% of the total assets of the Funds taken at current value. The loans are collateralized at all times with cash or securities with a market value at least equal to 100% of the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional collateral is delivered to the Fund the next business day. As with other extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Funds receive compensation for lending their securities. At January 31, 2006, the Funds loaned securities having the following market values, collateralized by cash, which was invested in short-term instruments in the following amounts:

	Securities
	on Loan	Collateral
Short-Duration Bond Fund	$18,813,171	$19,251,811
Core Bond Fund	187,371,322	192,218,282
Diversified Bond Fund	70,890,227	72,770,930
Strategic Income Fund	6,745,934	6,920,676
High Yield Fund	16,649,846	17,047,785
Balanced Fund	20,169,107	20,821,403
Enhanced Index Value Fund	6,270,007	6,487,651
Enhanced Index Value Fund II	13,140,827	13,607,631

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Enhanced Index Core Equity Fund	2,025,309	2,097,500
Main Street Fund	25,730,179	26,621,613
Capital Appreciation Fund	78,580,330	81,299,659
Enhanced Index Growth Fund	1,895,678	1,964,770
Small Capitalization Value Fund	13,301,395	13,825,509
Small Companies Opportunities Fund	82,885,330	85,635,135
Global Fund	71,757,652	75,197,277
International Equity Fund	109,646,007	117,107,643

For each Fund, the amount of securities on loan indicated in the table above may not correspond with the securities on loan identified on the Portfolio of Investments because securities with pending sales are in the process of recall from the brokers. At January 31, 2006, the Funds listed below had securities on loan with pending sales.

Market Value of
Pending Sales
Balanced Fund	$88,530
Enhanced Index Value Fund	350,733
Enhanced Index Value Fund II	473,645
Enhanced Index Core Equity Fund	56,420
Enhanced Index Growth Fund	121,290

Repurchase Agreements

Each Fund may enter into repurchase agreements with certain banks and broker/dealers whereby a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Funds, through their custodian, take possession of the securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Funds in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Funds and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, realization of collateral by the Funds may be delayed or limited.

Accounting for Investments

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed on the specific identification cost method. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses

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between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of dividends recorded on the books of the Funds and the amount actually received.

Forward Foreign Currency Contracts

Each Fund may enter into forward foreign currency contracts in order to hedge the effect of currency movements of foreign denominated securities or obligations. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange and interest rates. Forward foreign currency contracts are marked to market daily and the change in their value is recorded by the Funds as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset.

Forward foreign currency contracts involve a risk of loss from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in foreign currency values and interest rates.

The notional or contractual amounts of these instruments represent the investments the Funds have in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risk associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of open forward foreign currency contracts for the Strategic Income Fund at January 31, 2006, is as follows:

					Unrealized
	Contracts to	Units of	In Exchange	Contracts at	Appreciation
Settlement Date	Deliver/Receive	Currency	for U.S. Dollars	Value	(Depreciation)
Strategic Income Fund
BUYS
02/06/06	Argentinian Peso	1,550,000	$506,040	$506,329	$289
02/17/06	Argentinian Peso	775,000	253,475	253,165	(310)
02/21/06	Argentinian Peso	775,000	253,475	253,165	(310)
03/14/06	Argentinian Peso	1,550,000	505,710	505,871	161
03/06/06	Australian Dollar	2,090,000	1,567,729	1,574,458	6,729
02/02/06	Brazilian Real	6,690,000	3,021,680	3,018,272	(3,408)
02/13/06	Brazilian Real	2,400,000	1,051,018	1,082,788	31,770
03/07/06	Brazilian Real	11,888,000	4,564,152	5,350,380	786,228
04/28/06	Brazilian Real	650,000	224,138	287,061	62,923
09/22/06	Brazilian Real	10,365,000	4,001,930	4,432,692	430,762
09/25/06	Brazilian Real	4,320,000	1,671,180	1,846,590	175,410
10/31/06	Brazilian Real	2,500,000	985,317	1,062,423	77,106
03/09/06	British Pound Sterling	1,700,000	2,993,613	3,016,480	22,867
04/28/06	Canadian Dollar	2,670,000	2,335,222	2,340,821	5,599
04/06/06	Chilean Peso	155,000,000	300,665	294,071	(6,594)
04/28/06	Chilean Peso	185,000,000	349,057	350,821	1,764
02/02/06	Euro Dollar	950,000	1,150,191	1,149,731	(460)
02/06/06	Euro Dollar	1,810,000	2,217,605	2,190,541	(27,064)
02/13/06	Euro Dollar	1,750,000	2,109,887	2,117,926	8,039

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02/14/06	Euro Dollar	2,425,000	2,877,384	2,934,840	57,456
03/09/06	Euro Dollar	100,000	119,957	121,206	1,249
02/06/06	Indian Rupee	46,200,000	1,027,809	1,046,504	18,695
03/06/06	Indian Rupee	46,200,000	1,043,361	1,045,806	2,445
04/03/06	Indonesian Rupiah	7,300,000,000	736,258	777,713	41,455
03/09/06	Japanese Yen	860,000,000	7,682,047	7,355,551	(326,496)
04/05/06	Japanese Yen	526,000,000	4,572,366	4,528,602	(43,764)
04/06/06	Japanese Yen	533,000,000	4,666,414	4,589,468	(76,946)
04/07/06	Japanese Yen	511,000,000	4,520,477	4,400,610	(119,867)
02/17/06	Mexican Peso	10,900,000	1,025,496	1,042,813	17,317
04/25/06	Mexican Peso	8,100,000	727,371	769,308	41,937
02/07/06	New Turkish Lira	415,000	300,072	312,971	12,899
02/17/06	New Turkish Lira	1,380,000	1,022,677	1,040,724	18,047
02/02/06	New Zealand Dollar	3,250,000	2,294,937	2,219,915	(75,022)
05/02/06	Republic of Korea Won	419,000,000	431,781	434,997	3,216
02/13/06	Swedish Krona	17,950,000	2,264,595	2,354,206	89,611
02/02/06	Swiss Franc	4,310,000	3,340,913	3,357,221	16,308
05/02/06	Swiss Franc	4,310,000	3,388,365	3,394,503	6,138
02/17/06	Thai Baht	39,000,000	988,568	1,000,128	11,560
					$1,267,739
SELLS
02/06/06	Argentinian Peso	1,550,000	506,123	506,329	(206)
03/06/06	Australian Dollar	2,090,000	1,546,600	1,574,458	(27,858)
02/02/06	Brazilian Real	6,690,000	2,848,930	3,018,272	(169,342)
03/02/06	Brazilian Real	6,690,000	3,001,346	3,018,272	(16,926)
03/07/06	Brazilian Real	11,888,000	4,890,173	5,350,380	(460,207)
09/22/06	Brazilian Real	10,365,000	4,276,872	4,432,692	(155,820)
03/08/06	British Pound Sterling	400,000	722,372	709,708	12,664
03/09/06	British Pound Sterling	1,850,000	3,267,693	3,282,640	(14,947)
02/17/06	Canadian Dollar	565,000	473,993	493,148	(19,155)
02/17/06	Chinese Yuan Renminbi	8,300,000	1,032,788	1,029,572	3,216
02/02/06	Euro Dollar	950,000	1,124,288	1,149,731	(25,443)
02/06/06	Euro Dollar	2,430,000	2,939,522	2,940,892	(1,370)
02/13/06	Euro Dollar	995,000	1,182,275	1,204,192	(21,917)
02/14/06	Euro Dollar	1,810,000	2,224,490	2,190,541	33,949
03/08/06	Euro Dollar	900,000	1,112,454	1,090,619	21,835
03/09/06	Euro Dollar	1,500,000	1,873,997	1,818,088	55,909
05/18/06	Euro Dollar	250,000	295,250	305,412	(10,162)
07/31/06	Euro Dollar	790,000	976,535	969,196	7,339
02/06/06	Indian Rupee	46,200,000	1,046,197	1,046,504	(307)
04/03/06	Indonesian Rupiah	7,300,000,000	755,654	777,713	(22,059)
02/17/06	Japanese Yen	121,000,000	1,066,079	1,033,084	32,995
03/08/06	Japanese Yen	90,000,000	862,441	769,573	92,868
03/09/06	Japanese Yen	715,000,000	6,354,858	6,115,371	239,487
04/05/06	Japanese Yen	472,000,000	4,063,520	4,063,688	(168)
04/06/06	Japanese Yen	268,000,000	2,319,242	2,307,650	11,592
04/07/06	Japanese Yen	255,000,000	2,213,909	2,195,999	17,910
07/31/06	Japanese Yen	55,000,000	484,564	480,881	3,683
02/01/06	Mexican Peso	165,456	15,818	15,829	(11)

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02/02/06	New Zealand Dollar	3,250,000	2,272,384	2,219,915	52,469
02/21/06	New Zealand Dollar	3,350,000	2,310,391	2,288,220	22,171
04/11/06	South African Rand	3,580,000	585,838	585,558	280
04/12/06	South African Rand	2,140,000	347,922	350,005	(2,083)
02/17/06	Swedish Krona	8,100,000	1,048,495	1,062,344	(13,849)
02/02/06	Swiss Franc	4,310,000	3,358,006	3,357,221	785
02/17/06	Swiss Franc	1,340,000	1,050,980	1,043,776	7,204
02/17/06	Taiwan Dollar	33,600,000	1,058,935	1,050,624	8,311
					$(337,163)

Delayed Delivery Transactions, When-Issued Securities, and Forward Commitments

Each Fund may purchase or sell securities on a “when issued” or delayed delivery or on a forward commitment basis. The Funds use forward commitments to manage interest rate exposure or as a temporary substitute for purchasing or selling particular debt securities. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. These securities are valued on the basis of valuations furnished by a pricing service, authorized by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Securities for which no market quotation is available, are valued at fair value in accordance with procedures approved by and determined in good faith by the Trustees, although the actual calculation may be done by others. The Funds record on a daily basis the unrealized appreciation (depreciation) based upon changes in the value of these securities. When a forward commitment contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors. Funds monitor exposure to ensure counterparties are creditworthy and concentration of exposure is minimized.

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A summary of open obligations for the Short-Duration Bond Fund, Core Bond Fund, Diversified Bond Fund, Strategic Income Fund and Balanced Fund under these forward commitments at January 31, 2006 are as follows:

Forward Commitment Contracts to Buy	Expiration of Contracts	Aggregate Face Value of Contracts	Cost	Market Value	Unrealized Appreciation (Depreciation)
Short-Duration Bond Fund
FNMA TBA
5.5% 02/01/2036	Feb-06	$25,539,000	$25,395,343	$25,255,675	$(139,668)
FHLMC TBA
5.5% 02/01/2021	Feb-06	580,000	583,081	582,991	$(90)
Core Bond Fund
FNMA TBA
5.0% 02/01/2036	Feb-06	$25,150,000	$24,458,375	$24,297,259	$(161,116)
5.5% 02/01/2036	Feb-06	127,788,000	127,056,636	126,370,345	(686,291)
					$(847,407)
FHLMC TBA
5.5% 02/01/2021	Feb-06	60,110,000	60,477,522	60,419,939	$(57,583)
Echostar DBS Corp.
7.125% 02/01/2016	Feb-06	2,500,000	2,490,300	2,465,625	$(24,675)
Diversified Bond Fund
FNMA TBA
5.0% 02/01/2036	Feb-06	$9,500,000	$9,238,750	$9,177,891	$(60,859)
5.5% 02/01/2036	Feb-06	13,887,000	13,810,739	13,732,940	(77,799)
					$(138,658)
FHLMC TBA
5.5% 02/01/2021	Feb-06	16,371,000	16,468,283	16,455,412	$(12,871)
Strategic Income Fund
FNMA TBA
5.0% 02/01/2036	Feb-06	$2,914,000	$2,831,682	$2,815,197	$(16,485)
5.5% 02/01/2036	Feb-06	2,956,000	2,935,470	2,923,207	(12,263)
6.0% 02/01/2036	Feb-06	1,454,000	1,472,377	1,467,745	(4,632)
6.5% 02/01/2036	Feb-06	602,000	618,743	616,956	(1,787)
7.0% 02/01/2036	Feb-06	2,114,000	2,201,744	2,196,577	(5,167)
7.0% 03/01/2036	Mar-06	531,000	551,244	549,502	(1,742)
					$(42,076)
FHLMC TBA
5.0% 02/01/2036	Feb-06	735,000	713,869	709,390	$(4,479)
Balanced Fund
FNMA TBA
5.0% 02/01/2036	Feb-06	$1,700,000	$1,653,250	$1,642,359	$(10,891)
5.5% 02/01/2036	Feb-06	2,125,000	2,112,941	2,101,426	(11,515)
					(22,406)
FHLMC TBA
5.5% 02/01/2021	Feb-06	3,537,000	3,557,947	3,555,237	$(2,710)

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Financial Futures Contracts

The Short-Duration Bond Fund, the Inflation-Protected Bond Fund, the Core Bond Fund, the Diversified Bond Fund, the Strategic Income Fund, the High Yield Fund, the Balanced Fund, the Enhanced Index Value Fund, the Enhanced Index Value Fund II, the Enhanced Index Core Equity Fund, the Main Street Fund, the Capital Appreciation Fund, the Enhanced Index Growth Fund, the Mid-Cap Value Fund, the Small Capitalization Value Fund, the Global Fund, the International Equity Fund and the Focused International Fund may purchase or sell financial futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or as a substitute for the purchase of securities. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Funds deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. When the contract is closed, each Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

A summary of open futures contracts for the Short-Duration Bond Fund, Core Bond Fund, Diversified Bond Fund, Strategic Income Fund and the Balanced Fund at January 31, 2006, is as follows:

				Net
			Notional	Unrealized
		Expiration	Contract	Appreciation/
Number of Contracts	Type	Date	Value	(Depreciation)
Short-Duration Bond Fund
BUYS
650	90 Day Eurodollar	12/18/06	$155,286,302	$(732,552)
SELLS
650	90 Day Eurodollar	06/18/07	155,257,962	582,337
Core Bond Fund
BUYS
2,250	90 Day Eurodollar	12/18/06	$537,529,506	$(2,535,756)
1,570	U.S Treasury Note 5 year	3/30/06	166,259,284	(256,316)
				(2,792,072)
SELLS
2,250	90 Day Eurodollar	06/18/07	537,431,406	2,015,781
Diversified Bond Fund
BUYS
450	90 Day Eurodollar	12/18/06	$107,505,901	$(507,151)
325	U.S. Treasury Note 5 year	03/30/06	34,413,852	(50,180)
				(557,331)
SELLS
450	90 Day Eurodollar	06/18/07	$107,486,281	$403,156

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Strategic Income Fund
BUYS
4	Amsterdam Index	02/18/06	$360,640	$15,598
4	Japanese Government Bond 10 year	03/08/06	547,680,000	(24,542)
26	NASDAQ 100 Index	03/17/06	894,140	9,012
2	S&P/MIB Index	03/16/06	367,640	20,422
5	SPI 200 Index	03/15/06	615,500	30,478
13	U.S. Long Bond	03/30/06	1,466,970	(15,846)
90	U.S. Treasury Note 10 year	03/30/06	9,759,377	(80,396)
				$(45,274)
SELLS
3	Dax Index	03/19/06	$427,050	$(23,665)
9	CAC40 Index	03/30/06	446,580	(18,757)
6	Euro Bund	03/23/06	772,100	11,253
8	FTSE 100 Index	03/16/06	459,400	(29,980)
1	Long Gilt Index	03/30/06	114,080	(215)
2	Japanese 10 year	03/30/06	27,358,000	193
9	Nikkei 225 Index	03/08/06	149,940,000	(84,714)
17	S&P 500 Index	03/17/06	5,455,300	(74,800)
68	U.S. Treasury Note 2 year	03/30/06	13,929,375	11,734
209	U.S. Treasury Note 5 year	03/30/06	22,098,484	38,328
				$(170,623)
Balanced Fund
BUYS
100	90 Day Eurodollar	12/18/06	$23,890,200	$(112,700)
45	U.S. Treasury Note 5 Year	03/31/06	4,762,117	(4,071)
				$(116,771)
SELLS
100	90 Day Eurodollar	06/18/07	$23,885,840	$89,590

Options

The Funds may purchase put and call options. By purchasing a put option, a Fund obtains the right (but not the obligation) to sell the instrument underlying the option at a fixed strike price. In return for this right, a Fund pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indexes of securities, indexes of security prices, indexes of interest rates and futures contracts. A Fund may terminate its position in a put option it has purchased by allowing it to expire or by exercising the option. A Fund may also close out a put option position by entering into an offsetting transaction, if a liquid market exists. If the option is allowed to expire, a Fund will lose the entire premium it paid. Premiums paid for purchasing options which expire are treated as realized losses. If a Fund exercises a put option on a security, it will sell the instrument underlying the option at the strike price. If a Fund exercises an option on an index, settlement is in cash and does not involve the actual sale of securities.

The buyer of a typical put option can expect to realize a gain if the price of the underlying instrument falls substantially. However, if the price of the instrument underlying the option does not fall enough to offset

9

the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium paid, plus related transaction costs).

The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the instrument underlying the option at the option’s strike price. A call buyer typically attempts to participate in potential price increases of the instrument underlying the option with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option. See the Portfolio of Investments of the Strategic Income Fund for open purchased option contracts as of January 31, 2006.

The Funds may also “write” put and call options. When a Fund writes a put option, it takes the opposite side of the transaction from the option’s purchaser. In return for receipt of the premium, a Fund assumes the obligation to pay the strike price for the instrument underlying the option if the other party to the option chooses to exercise it. A fund may seek to terminate its position in a put option it writes before exercise by purchasing an offsetting option in the market at its current price. If the market is not liquid for a put option a Fund has written, however, a Fund must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to post margin as discussed below.

If the price of the underlying instrument rises, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing and holding the underlying instrument directly, however, because the premium received for writing the option should offset a portion of the decline.

Writing a call option obligates a Fund to sell or deliver the option’s underlying instrument in return for the strike price upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium a call writer offsets part of the effect of a price increase. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.

The writer of an exchange traded put or call option on a security, an index of securities or a futures contract is required to deposit cash or securities or a letter of credit as margin and to make mark to market payments of variation margin as the position becomes unprofitable. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amount paid on the underlying investment to determine the realized gain or loss.

A summary of open written option contracts for the Strategic Income Fund at January 31, 2006, is as follows:

Notional	Expiration			Market
Amount	Date	Description	Premiums	Value
$2,680,000	2/9/2006	U.S. Dollar, Put, Strike 4.740	$10,988	$303

Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by a primary pricing source chosen by the Trustees.

10

Swaps

The Funds may engage in swap transactions, including, but not limited to, interest rate, currency, credit default, indices, basket, specific security and commodity swaps, interest rate caps, floors and collars and options on swaps (collectively defined as “swap transactions”).

Each Fund may enter into swap transactions for any legal purpose consistent with its investment objective and policies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining that return or spread through purchases and/or sales of instruments in cash markets, to protect against currency fluctuation, as a duration management technique, to protect against any increase in the price of securities a Fund anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

Swap agreements are two-party contracts entered into primarily by institutional counterparties for periods ranging from a few weeks to several years. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) that would be earned or realized on specified notional investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated by reference to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency or commodity, or in a “basket” of securities representing a particular index. The purchaser of an interest rate cap or floor, upon payment of a fee, has the right to receive payments (and the seller of the cap is obligated to make payments) to the extent a specified interest rate exceeds (in the case of a cap) or is less than (in the case of a floor) a specified level over a specified period of time or at specified dates. The purchaser of an interest rate collar, upon payment of a fee, has the right to receive payments (and the seller of the collar is obligated to make payments) to the extent that a specified interest rate falls outside an agreed upon range over a specified period of time or at specified dates. The purchaser of an option on an interest rate swap, upon payment of a fee (either at the time of purchase or in the form of higher payments or lower receipts within an interest rate swap transaction) has the right, but not the obligation, to initiate a new swap transaction of a pre-specified notional amount with pre-specified terms with the seller of the option as the counterparty.

The amount of a Fund’s potential gain or loss on any swap transaction is not subject to any fixed limit. Nor is there any fixed limit on a Fund’s potential loss if it sells a cap or collar. If the Fund buys a cap, floor or collar, however, the Fund’s potential loss is limited to the amount of the fee that it has paid. When measured against the initial amount of cash required to initiate the transaction, which is typically zero in the case of most conventional swap transactions, swaps, caps, floors and collars tend to be more volatile than many other types of instruments.

The Funds will maintain cash or liquid assets in an amount sufficient at all times to cover its current obligations under its swap transactions, caps, floors and collars. If a Fund enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of a Fund’s accrued obligations under the swap agreement over the accrued amount a Fund is entitled to receive under the agreement. If a Fund enters into a swap agreement on other than a net basis, or sells a cap, floor or collar, it will segregate assets with a daily value at least equal to the full amount of a Fund’s accrued obligation under the agreement.

During the term of a swap, cap, floor or collar, changes in the value of the instrument are recognized as unrealized gains or losses by marking to market to reflect the market value of the instrument. When the instrument is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and a Fund’s basis in the contract.

11

A summary of open swap agreements for the Short-Duration Bond Fund, Core Bond Fund, Diversified Bond Fund, Strategic Income Fund and Balanced Fund at January 31, 2006, is as follows:

Short-Duration Bond Fund

				Net
				Unrealized
Notional		Expiration		Appreciation
Amount		Date	Description	(Depreciation)
Credit Default Swaps
2,500,000	USD	12/20/10	Agreement with Barclays Bank PLC, dated 9/21/05 to pay 0.85% times the notional amount. The Fund receives payment only upon a default event of an entity within the Dow Jones CDX.NA.HVol.5 Index.	$(8,310)
5,000,000	USD	12/20/10	Agreement with Goldman Sachs, dated 10/07/05 to pay 0.85% times the notional amount. The Fund receives payment only upon a default event of an entity within the Dow Jones CDX.NA.HVol.5 Index.	(24,445)
5,000,000	USD	12/20/10	Agreement with Barclays Bank PLC, dated 10/27/05 to pay 0.85% times the notional amount. The Fund receives payment only upon a default event of an entity within the Dow Jones CDX.NA.HVol.5 Index.	(32,574)
1,250,000	USD	12/20/09	Agreement with Barclays Bank PLC, dated 12/14/05 to pay 0.55% times the notional amount. The Fund receives payment only upon a default event of Cox Communications, Inc. Note.	(2,705)
6,000,000	USD	03/20/11	Agreement with Bank of America, dated 1/6/06 to pay 0.14% times the notional amount. The Fund receives payment only upon a default event of Citigroup, Inc. - X.	2,682
6,000,000	USD	03/20/11	Agreement with Goldman Sachs, dated 1/6/06 to pay 0.34% times the notional amount. The Fund receives payment only upon a default event of Washington Mutual, Inc. Senior Unsecured Note.	(2,824)
6,000,000	USD	03/20/11	Agreement with Bank of America, dated 1/9/06 to pay 0.12% times the notional amount. The Fund receives payment only upon a default event of Wells Fargo & Company Note.	2,731
6,000,000	USD	03/20/11	Agreement with Goldman Sachs, dated 1/9/06 to pay 0.14% times the notional amount. The Fund receives payment only upon a default event of Bank of America Corporation Senior Note.	3
6,000,000	USD	03/20/11	Agreement with Barclays Bank PLC, dated 1/9/06 to pay 0.23% times the notional amount. The Fund receives payment only upon a default event of JP Morgan Senior Note.	(5,423)
6,000,000	USD	03/20/11	Agreement with Bank of America, dated 1/10/06 to pay 0.13% times the notional amount. The Fund receives payment only upon a default event of Wachovia Corporation Senior Note.	—

12

Interest Rate Swaps
21,150,000	USD	12/14/09	Agreement with Bank of America, dated 12/8/05 to pay the notional amount multiplied by 4.498% and to receive the notional amount multiplied by the 3 Month Floating LIBOR.	$431,840
38,670,000	USD	12/12/12	Agreement with Bank of America, dated 12/8/05 to receive the notional amount multiplied by 4.764% and to pay the notional amount multiplied by the 3 Month Floating LIBOR.	(510,455)
47,430,000	USD	12/12/25	Agreement with Bank of America, dated 12/8/05 to pay the notional amount multiplied by 5.214% and to receive the notional amount multiplied by the 3 Month Floating LIBOR.	(426,163)
28,560,000	USD	12/12/35	Agreement with Bank of America, dated 12/8/05 to receive the notional amount multiplied by 5.267% and to pay the notional amount multiplied by the 3 Month Floating LIBOR.	510,623
				$(65,020)

Core Bond Fund

				Net
				Unrealized
Notional		Expiration		Appreciation
Amount		Date	Description	(Depreciation)
Credit Default Swaps
8,500,000	USD	12/20/10	Agreement with Barclays Bank PLC, dated 9/21/05 to pay 0.85% times the notional amount. The Fund receives payment only upon a default event of an entity within the Dow Jones CDX.NA.HVol.5 Index.	$(28,254)
17,000,000	USD	12/20/10	Agreement with Barclays Bank PLC, dated 10/27/05 to pay 0.85% times the notional amount. The Fund receives payment only upon a default event of an entity within the Dow Jones CDX.NA.HVol.5 Index.	(110,753)
17,000,000	USD	12/20/10	Agreement with Goldman Sachs, dated 10/07/05 to pay 0.85% times the notional amount. The Fund receives payment only upon a default event of an entity within the Dow Jones CDX.NA.HVol.5 Index.	(83,113)
4,200,000	USD	12/20/09	Agreement with Barclays Bank PLC, dated 12/14/05 to pay 0.55% times the notional amount. The Fund receives payment only upon a default event of Cox Communications, Inc. Note.	(9,090)
20,000,000	USD	03/20/11	Agreement with Bank of America, dated 1/6/06 to pay 0.14% times the notional amount. The Fund receives payment only upon a default event of Citigroup, Inc. - X.	8,941
20,000,000	USD	03/20/11	Agreement with Goldman Sachs, dated 1/6/06 to pay 0.34% times the notional amount. The Fund receives payment only upon a default event of Washington Mutual, Inc. Senior Unsecured Note.	(9,412)

13

20,000,000	USD	03/20/11	Agreement with Bank of America, dated 1/9/06 to pay 0.12% times the notional amount. The Fund receives payment only upon a default event of Wells Fargo & Company Note.	$9,103
20,000,000	USD	03/20/11	Agreement with Goldman Sachs, dated 1/9/06 to pay 0.14% times the notional amount. The Fund receives payment only upon a default event of Bank of America Corporation Senior Note.	10
20,000,000	USD	03/20/11	Agreement with Barclays Bank PLC, dated 1/9/06 to pay 0.23% times the notional amount. The Fund receives payment only upon a default event of JP Morgan Senior Note.	(18,077)
20,000,000	USD	03/20/11	Agreement with Bank of America, dated 1/10/06 to pay 0.13% times the notional amount. The Fund receives payment only upon a default event of Wachovia Corporation Senior Note.	—
Interest Rate Swaps
63,450,000	USD	12/14/09	Agreement with Bank of America, dated 12/8/05 to pay the notional amount multiplied by 4.498% and to receive the notional amount multiplied by the 3 Month Floating LIBOR.	1,299,439
116,010,000	USD	12/12/12	Agreement with Bank of America, dated 12/8/05 to receive the notional amount multiplied by 4.764% and to pay the notional amount multiplied by the 3 Month Floating LIBOR.	(1,531,364)
142,290,000	USD	12/12/25	Agreement with Bank of America, dated 12/8/05 to pay the notional amount multiplied by 5.214% and to receive the notional amount multiplied by the 3 Month Floating LIBOR.	(1,278,490)
85,680,000	USD	12/12/35	Agreement with Bank of America, dated 12/8/05 to receive the notional amount multiplied by 5.267% and to pay the notional amount multiplied by the 3 Month Floating LIBOR.	1,531,869
				$(219,191)

Diversified Bond Fund

				Net
				Unrealized
Notional		Expiration		Appreciation
Amount		Date	Description	(Depreciation)
Credit Default Swaps
1,700,000	USD	12/20/10	Agreement with Barclays Bank PLC, dated 9/21/05 to pay 0.85% times the notional amount. The Fund receives payment only upon a default event of an entity within the Dow Jones CDX.NA.HVol.5 Index.	$(5,651)
3,500,000	USD	12/20/10	Agreement with Goldman Sachs, dated 10/07/05 to pay 0.85% times the notional amount. The Fund receives payment only upon a default event of an entity within the Dow Jones CDX.NA.HVol.5 Index.	(17,111)

14

3,500,000	USD	12/20/10	Agreement with Barclays Bank PLC, dated 10/27/05 to pay 0.85% times the notional amount. The Fund receives payment only upon a default event of an entity within the Dow Jones CDX.NA.HVol.5 Index.	$(22,802)
900,000	USD	12/20/09	Agreement with Barclays Bank PLC, dated 12/14//05 to pay 0.55% times the notional amount. The Fund receives payment only upon a default event of Cox Communications, Inc. Note.	(1,948)
4,500,000	USD	3/20/11	Agreement with Bank of America, dated 1/6/06 to pay 0.14% times the notional amount. The Fund receives payment only upon a default event of Citigroup, Inc. - X.	2,012
4,500,000	USD	3/20/11	Agreement with Goldman Sachs, dated 1/6/06 to pay 0.34% times the notional amount. The Fund receives payment only upon a default event of Washington Mutual, Inc. Senior Unsecured Note.	(2,118)
4,500,000	USD	3/20/11	Agreement with Bank of America, dated 1/9/06 to pay 0.12% times the notional amount. The Fund receives payment only upon a default event of Wells Fargo & Company Note.	2,048
4,500,000	USD	3/20/11	Agreement with Goldman Sachs, dated 1/9/06 to pay 0.14% times the notional amount. The Fund receives payment only upon a default event of Bank of America Senior Note.	2
4,500,000	USD	3/20/11	Agreement with Barclays Bank PLC, dated 1/9/06 to pay 0.23% times the notional amount. The Fund receives payment only upon a default event of JP Morgan Senior Note.	(4,068)
4,500,000	USD	3/20/11	Agreement with Bank of America, dated 1/10/06 to pay 0.13% times the notional amount. The Fund receives payment only upon a default event of Wachovia Corporation Senior Note.	—
Interest Rate Swaps
5,287,500	USD	5/4/09	Agreement with Bank of America, dated 4/29/05 to pay the notional amount multiplied by 4.498% and to receive the notional amount multiplied by the 3 month Floating Rate LIBOR.	66,897
11,857,500	USD	5/4/25	Agreement with Bank of America, dated 4/29/05 to pay the notional amount multiplied by 5.214% and to receive the notional amount multiplied by the 3 month Floating Rate LIBOR.	(107,618)
9,667,500	USD	5/4/12	Agreement with Bank of America, dated 4/29/05 to receive the notional amount multiplied by 4.764% and to pay the notional amount multiplied by the 3 month Floating Rate LIBOR.	(113,713)
7,140,000	USD	5/4/35	Agreement with Bank of America, dated 4/29/05 to receive the notional amount multiplied by 5.267% and to pay the notional amount multiplied by the 3 month Floating Rate LIBOR.	126,005

15

8,812,500	USD	12/14/09	Agreement with Bank of America, dated 12/8/05 to pay the notional amount multiplied by 4.498% and to receive the notional amount multiplied by the 3 month Floating Rate LIBOR.	$183,638
16,112,500	USD	12/12/12	Agreement with Bank of America, dated 12/8/05 to receive the notional amount multiplied by 4.764% and to pay the notional amount multiplied by the 3 month Floating Rate LIBOR.	(212,690)
19,762,500	USD	12/12/25	Agreement with Bank of America, dated 12/8/05 to pay the notional amount multiplied by 5.214% and to receive the notional amount multiplied by the 3 month Floating Rate LIBOR.	(177,567)
11,900,000	USD	12/12/35	Agreement with Bank of America, dated 12/8/05 to receive the notional amount multiplied by 5.267% and to pay the notional amount multiplied by the 3 month Floating Rate LIBOR.	212,759
				$(71,925)

Strategic Income Fund

				Net
				Unrealized
Notional		Expiration		Appreciation
Amount		Date	Description	(Depreciation)
Credit Default Swaps
990,000	USD	09/20/15	Agreement with Deutsche Bank, dated 11/30/05 to pay 3.69% times the notional amount. The Fund receives payment only upon a default event of Philippine Bond, due 9/20/15.	$(43,255)
515,000	USD	12/20/15	Agreement with Citigroup, dated 12/7/05 to pay .40% times the notional amount. The Fund makes payment only upon a default event of Hungary Bond, due 12/20/15.	(1,304)
505,000	USD	01/20/11	Agreement with Citigroup, dated 1/14/06 to pay .6475% times the notional amount. The Fund receives payment only upon a default event of Mexico International Bond, due 1/20/11.	(1,273)
620,000	USD	01/20/11	Agreement with Morgan Stanley, dated 1/11/06 to pay 1.77% times the notional amount. The Fund makes payment only upon a default event of Ukraine Bond, due 1/20/11.	6,657
350,000	USD	08/20/15	Agreement with Morgan Stanley, dated 7/29/05 to pay 3.70% times the notional amount. The Fund receives payment only upon a default event of Republic of Colombia Bond, 10.375% due 8/20/15.	(38,690)
2,100,000	USD	10/20/10	Agreement with Morgan Stanley, dated 10/01/05 to pay 1.65% times the notional amount. The Fund receives payment only upon a default event of 5 year Ukraine CD, due 10/20/10.	28,916

16

505,000	USD	01/20/11	Agreement with Citigroup, dated 1/14/06 to pay .6475% times the notional amount. The Fund receives payment only upon a default event of Russia International Bond, due 1/20/2011.	$(1,378)
290,000	USD	01/20/11	Agreement with Morgan Stanley, dated 1/20/06 to pay 1.92% per year times the notional amount. The Fund receives payment only upon a default event of Ukraine Bond, due 1/20/11.	1,411
Interest Rate Swaps
490,000	USD	5/13/15	Agreement with Deutsche Bank, dated 5/13/05 to receive the notional amount multiplied by 5.46% and to pay the notional amount multiplied by the 6 month Floating Rate LIBOR.	82,325
270,000	USD	6/23/15	Agreement with Deutsche Bank, dated 6/21/05 to receive the notional amount multiplied by 5.25% and to pay the notional amount multiplied by the 6 month Floating Rate LIBOR.	35,980
385,000	PLN	7/1/10	Agreement with First Boston Corp., dated 6/29/05 to receive the notional amount multiplied by 4.48% and to pay the notional amount multiplied by the 6 month Floating Rate LIBOR.	251
2,670,000	MXN	7/9/15	Agreement with First Boston Corp., dated 7/20/05 to receive the notional amount multiplied by 10.00% and to pay the notional amount multiplied by the Floating Rate MXIBTIIE Index.	19,176
1,100,000	MXN	3/5/15	Agreement with Goldman Sachs, dated 3/16/05 to receive the notional amount multiplied by 10.85% and to pay the notional amount multiplied by the Floating Rate MXIBTIIE Index.	13,652
870,000	USD	1/2/07	Agreement with Goldman Sachs, dated 3/17/05 to receive the notional amount multiplied by 18.00% and to pay the notional amount multiplied by the Floating Rate MXIBTIIE Index.	10,465
722,000	BRL	1/2/08	Agreement with Goldman Sachs, dated 4/12/05 to receive the notional amount multiplied by 18.16% and to pay the notional amount multiplied by the Brazilian Floating Rate CDI.	14,703
2,710,000	MXN	5/8/15	Agreement with Goldman Sachs, dated 5/19/05 to receive the notional amount multiplied by 10.70% and to pay the notional amount multiplied by the Floating Rate MXIBTIIE Index.	32,192
2,325,000	MXN	5/29/15	Agreement with Goldman Sachs, dated 6/09/05 to receive the notional amount multiplied by 10.43% and to pay the notional amount multiplied by the Floating Rate MXIBTIIE Index.	23,022
2,325,000	MXN	6/1/15	Agreement with Goldman Sachs, dated 6/10/05 to receive the notional amount multiplied by 10.30% and to pay the notional amount multiplied by the Floating Rate MXIBTIIE Index.	21,136

17

360,000	MXN	6/14/15	Agreement with Goldman Sachs, dated 6/15/05 to receive the notional amount multiplied by 10.29% and to pay the notional amount multiplied by the Floating Rate MXIBTIIE Index.	$3,251
712,582	BRL	1/2/08	Agreement with Goldman Sachs, dated 6/17/05 to receive the notional amount multiplied by 17.18% and to pay the notional amount multiplied by the Floating Rate BZDIOVRA Index.	12,570
1,340,000	MXN	6/24/15	Agreement with Goldman Sachs, dated 7/05/05 to receive the notional amount multiplied by 10.00% and to pay the notional amount multiplied by the Floating Rate MXIBTIIE Index.	9,678
1,570,000	MXN	8/31/20	Agreement with J. Aron & Co., dated 9/19/05 to receive the notional amount multiplied by 9.41% and to pay the notional amount multiplied by the Floating Rate MXIBTIIE Index.	4,772
4,700,000	MXN	8/26/25	Agreement with J. Aron & Co, dated 9/20/05 to receive the notional amount multiplied by 9.51% and to pay the notional amount multiplied by the Floating Rate MXIBTIIE Index.	16,672
3,120,000	MXN	8/28/25	Agreement with J. Aron & Co, dated 9/22/05 to receive the notional amount multiplied by 9.50% and to pay the notional amount multiplied by the Floating Rate MXIBTIIE Index.	10,772
2,600,000	MXN	8/17/15	Agreement with JP Morgan, dated 8/29/05 to receive the notional amount multiplied by 9.76% and to pay the notional amount multiplied by the Floating Rate MXIBTIIE Index.	14,318
16,000,000	USD	9/1/10	Agreement with JP Morgan, dated 9/01/05 to receive the notional amount multiplied by 4.43% and to pay the notional amount multiplied by the 3 month Floating Rate LIBOR.	(332,867)
1,340,000	PLN	7/5/10	Agreement with Lehman Brothers, dated 6/30/05 to receive the notional amount multiplied by 4.53% and to pay the notional amount multiplied by the 6 month Floating Rate LIBOR.	1,966
2,650,000	MXN	7/9/15	Agreement with Lehman Brothers, dated 7/20/05 to receive the notional amount multiplied by 9.99% and to pay the notional amount multiplied by the Floating Rate MXIBTIIE Index.	19,152
1,470,000	ZAR	5/18/10	Agreement with Morgan Stanley, dated 5/18/05 to receive the notional amount multiplied by 8.14% and to pay the notional amount multiplied by the Floating Rate JIBA3M Index.	6,614
1,000,000	USD	1/2/07	Agreement with Morgan Stanley, dated 7/07/05 to receive the notional amount multiplied by 17.590% and to pay the notional amount multiplied by the Floating Rate BZDIOVRA Index.	21,051

18

2,100,000	JPY	10/5/08	Agreement with Morgan Stanley, dated 10/05/05 to receive the notional amount multiplied by 0.67% and to pay the notional amount multiplied by the JY0006M Index.	$(453)
2,100,000	JPY	10/5/13	Agreement with Morgan Stanley, dated 10/05/05 to pay the notional amount multiplied by 1.522% and to receive the notional amount multiplied by the JPY0006M Index.	1,601
80,000	PLN	3/24/10	Agreement with Salomon Brothers dated 3/22/05 to receive the notional amount multiplied by 5.52% and to pay the notional amount multiplied by the 6 month Floating Rate WIBO Index.	701
128,000	PLN	3/24/10	Agreement with Salomon Brothers dated 3/24/05 to receive the notional amount multiplied by 5.55% and to pay the notional amount multiplied by the 6 month Floating Rate WIBO Index.	1,168
				$(5,048)

Balanced Fund

				Net
				Unrealized
Notional		Expiration		Appreciation
Amount		Date	Description	(Depreciation)
Credit Default Swaps
400,000	USD	12/20/10	Agreement with Barclays Bank PLC, dated 9/21/05 to pay 0.85% times the notional amount. The Fund receives payment only upon a default event of an entity within the Dow Jones CDX.NA.HVol.5 Index.	$(1,330)
750,000	USD	12/20/10	Agreement with Goldman Sachs, dated 10/07/05 to pay 0.85% times the notional amount. The Fund receives payment only upon a default event of an entity within the Dow Jones CDX.NA.HVol.5 Index.	(3,667)
800,000	USD	12/20/10	Agreement with Barclays Bank PLC, dated 10/27/05 to pay 0.85% times the notional amount. The Fund receives payment only upon a default event of an entity within the Dow Jones CDX.NA.HVol.5 Index.	(3,242)
200,000	USD	12/20/09	Agreement with Barclays Bank PLC, dated 12/14//05 to pay 0.55% times the notional amount. The Fund receives payment only upon a default event of Cox Communications, Inc. Note.	(433)
1,000,000	USD	03/20/11	Agreement with Bank of America, dated 1/6/06 to pay 0.14% times the notional amount. The Fund receives payment only upon a default event of Citigroup, Inc. - X.	447
1,000,000	USD	03/20/11	Agreement with Goldman Sachs, dated 1/6/06 to pay 0.34% times the notional amount. The Fund receives payment only upon a default event of Washington Mutual, Inc. Senior Unsecured Note.	(471)

19

1,000,000	USD	03/20/11	Agreement with Bank of America, dated 1/9/06 to pay 0.12% times the notional amount. The Fund receives payment only upon a default event of Wells Fargo & Company Note.	$455
1,000,000	USD	03/20/11	Agreement with Goldman Sachs, dated 1/9/06 to pay 0.14% times the notional amount. The Fund receives payment only upon a default event of Bank of America Senior Note.	1
1,000,000	USD	03/20/11	Agreement with Barclays Bank PLC, dated 1/9/06 to pay 0.23% times the notional amount. The Fund receives payment only upon a default event of JP Morgan Senior Note.	(903)
1,000,000	USD	03/20/11	Agreement with Bank of America, dated 1/10/06 to pay 0.13% times the notional amount. The Fund receives payment only upon a default event of Wachovia Corporation Senior Note.	—
				$9,143

Inflation-Indexed Bonds

The Funds may invest in inflation-indexed bonds, which are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the Consumer Price Index accruals as part of a semiannual coupon.

Inflation-indexed securities issued by the U.S. Treasury have maturities of five, ten or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount.

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Funds may also invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.

While the values of these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

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The periodic adjustment of U.S. Treasury inflation-indexed bonds is tied to the Consumer Price Index for Urban Consumers (“CPI-U”), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

Foreign Securities

The Global Fund invests a significant amount of its assets and the International Equity Fund invests substantially all of its assets in foreign securities. The other Funds may also invest in foreign securities, subject to certain percentage restrictions. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of U.S. companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. Government.

3.   Federal Income Tax Information

At January 31, 2006, the cost of securities and the unrealized appreciation (depreciation) in the value of investments owned by the Funds, as computed on a Federal income tax basis, were as follows:

				Net
	Federal	Tax Basis	Tax Basis	Unrealized
	Income Tax	Unrealized	Unrealized	Appreciation/
	Cost	Appreciation	Depreciation	(Depreciation)
Short-Duration Bond Fund	$578,977,519	$600,658	$(5,239,872)	$(4,639,214)
Inflation-Protected Bond Fund	303,744,588	1,493,307	(7,431,079)	(5,937,772)
Core Bond Fund	2,095,774,843	14,660,652	(22,450,398)	(7,789,746)
Diversified Bond Fund	471,794,699	1,191,526	(5,163,338)	(3,971,812)
Strategic Income Fund	277,360,583	5,774,683	(5,120,361)	654,322
High Yield Fund	114,840,442	2,090,977	(1,513,706)	577,271
Balanced Fund	260,407,647	13,083,714	(2,860,869)	10,222,845
Value Fund	496,192,845	40,031,254	(5,072,186)	34,959,068
Enhanced Index Value Fund	93,564,996	7,876,233	(779,934)	7,096,299
Enhanced Index Value Fund II	184,654,673	18,860,830	(1,709,647)	17,151,183
Enhanced Index Core Equity Fund	35,279,911	2,894,577	(403,421)	2,491,156
Main Street Fund	352,409,019	32,540,338	(9,702,619)	22,837,719
Capital Appreciation Fund	887,621,542	102,085,442	(14,564,848)	87,520,594
Core Growth Fund	87,284,802	4,066,634	(430,183)	3,636,451
Enhanced Index Growth Fund	36,519,990	3,206,500	(618,812)	2,587,688
Mid-Cap Value Fund	10,225,449	582,552	(113,691)	468,861
Small Capitalization Value Fund	98,099,363	31,694,153	(2,964,849)	28,729,304
Small Companies Opportunities Fund	740,778,298	247,477,601	(28,729,177)	218,748,424
Global Fund	696,926,944	123,279,094	(13,692,491)	109,586,603
International Equity Fund	865,983,137	362,651,607	(26,454,125)	336,197,482
Focused International Fund	5,164,492	532,233	—	532,233

Note: The aggregate cost for investments for the Money Market Fund as of January 31, 2006, is the same for financial reporting and Federal income tax purposes.

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Item 2. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	MassMutual Premier Funds
By	/s/ Kevin M. McClintock
Kevin M. McClintock, President and Principal Executive Officer
Date	3/29/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Kevin M. McClintock
Kevin M. McClintock, President and Principal Executive Officer
Date	3/29/06
By	/s/ James S. Collins
James S. Collins, Treasurer and Principal Financial Officer
Date	3/29/06